UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10267

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick R Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2022

Date of reporting period: April 1, 2021 through September 30, 2021

Item 1. Reports to Stockholders.

(a)

GuideMark® Funds

GuidePath® Funds

Investment Advisor

AssetMark, Inc.

SEMI-ANNUAL REPORT

September 30, 2021

GUIDEMARK® LARGE CAP CORE FUND

GUIDEMARK® EMERGING MARKETS FUND

GUIDEMARK® SMALL/MID CAP CORE FUND

GUIDEMARK® WORLD EX-US FUND

GUIDEMARK® CORE FIXED INCOME FUND

GUIDEPATH® GROWTH ALLOCATION FUND

GUIDEPATH® CONSERVATIVE ALLOCATION FUND

GUIDEPATH® TACTICAL ALLOCATION FUND

GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND

GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND

GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND

GUIDEPATH® MANAGED FUTURES STRATEGY FUND

GUIDEPATH® CONSERVATIVE INCOME FUND

GUIDEPATH® INCOME FUND

GUIDEPATH® GROWTH AND INCOME FUND

Dear Shareholder:

Enclosed is the Semi-Annual Report for the GuideMark® and GuidePath® Funds covering the six-month period from April 1, 2021 to September 30, 2021.

Market Review

The six-month period ended September 30, 2021 saw the first 5% drop in the US equity markets in 11 months1, as the markets cooled after setting multiple new records over the summer. Rather than being solely driven by concerns over COVID-19 and the Delta variant, the sell-off related to fears of a contagion from the potential default of Chinese real estate developer Evergrande, rising inflation pressures, uncertainties about the US debt ceiling, and the possibility of a US government shutdown. For the full six month period, US equities returned 9.2%2, outperforming both developed international markets at 5.0% and emerging markets at -3.3%3.

Concerns that the Delta variant could slow economic growth caused economically sensitive value stocks to underperform growth stocks during the reporting period, and for two consecutive quarters large caps outperformed small caps. Large cap growth stocks outperformed small cap value stocks by just over 13.1%4 during the six months, as mega cap technology companies with deep pockets and strong cashflows weathered the market volatility.

Within the US equity markets, economic sector performance varied over the period, with results ranging from 14.1% for real estate to 0.1% for industrials5. Industrials, materials, and energy, which represent some of the most economically cyclical US sectors, underperformed for the period, as economic growth slowed and supply chain constraints continued to limit some production. Sectors with a mix of cyclical and secular growth tailwinds generally outperformed during the period, including the information technology, financials, and communication services sectors.

Emerging markets sold off sharply in the third quarter, falling 8.0% and leading to a negative return for the six-month period of -3.3%6. The sell-off was led by fears of regulatory crackdowns in China in the name of promoting “common prosperity” and the potential default of a highly levered property developer, Evergrande. Developed international equity markets, on the other hand, were mixed. For example, Japan’s equity market outperformed the US, as it made rapid gains in its vaccination rate, while broad European markets generally performed in line with the US in their local currencies. However, the dollar strengthening during the period led to weaker relative returns in U.S. dollar terms.

Commodities surged 6.6% in the third quarter driven by strong returns from the energy sector, adding to the strong returns of the commodities markets for the second quarter and leading to a return of 20.8% for the six-month period7. Inflation concerns and supply chain disruptions helped lift commodity prices during the period. US REITs were flat for the third quarter, but still maintained a healthy return of 12.3% for the six-month period8 benefiting from the reopening economy.

In US fixed income markets, 10-year Treasury rates declined early in the third quarter, as concerns escalated over the Delta variant’s potential economic impact. However, interest rates retraced earlier declines in the back half of the third quarter as the Federal Reserve signaled its readiness to taper bond purchases. With the rapid reversal in rates, US bonds were flat and gained 0.1% during the third quarter, while high-yield bonds gained 0.9% for the same period. Both asset classes saw positive returns for the six-month period, returning 1.9% and 3.7%, respectively. While long-term maturities saw the weakest returns in September (-3.0%) as interest rates rose sharply, they finished the six-month period as a top performing asset class, with a return of 7.3% largely due to the prior period of rate declines over the summer months9.

Regionally, US bond markets trailed emerging markets which returned 2.4%, but outperformed developed international markets which returned -0.7%10 for the six-month period. Although high yield bond returns generally fell in the third quarter in response to rising interest rates and a strengthening dollar, demand for higher yields and the growing global recovery drove investors to seek opportunities in emerging markets. Negative real yields resulted in less demand for international developed bonds driving relative underperformance during the period.

Fund Review

Looking across the fund family, two of the five GuideMark® funds outperformed their respective benchmarks during the reporting period. The GuideMark® Small/Mid Cap Core Fund and GuideMark® Emerging Markets Fund outperformed their respective benchmarks due to exposure to the momentum factor. The GuideMark® Large Cap Core Fund and GuideMark® World ex-US Fund each trailed their benchmarks for the period primarily as a result of the impact of the value factor. Duration and yield curve positioning detracted from the GuideMark® Core Fixed Income Fund’s returns, leading the Fund to underperform its benchmark for the period.

[1]	Source: Ned Davis Benchmark Review, October 1, 2021.

[2]	Source: Standard & Poor’s, Factset. US equities represented by S&P 500 Index.

[3]	Source: MSCI, Factset. International developed equities represented by MSCI EAFE Index; emerging market equities represented by MSCI Emerging Markets Index.

[4]	Source: Standard & Poor’s, Factset. Large growth represented by S&P 500® Growth Index; small value stocks represented by S&P 600® Value Index.

[5]	Source: Standard & Poor’s, Factset. Real estate sector represented by S&P 500 Real Estate (Sector) Index; Industrials sector represented by S&P 500 Industrials (Sector) Index.

[6]	Source: MSCI, Factset.

[7]	Source: Bloomberg, Factset. Commodities represented by Bloomberg Commodity Index.

[8]	Source: Factset. REITS represented by FTSE NAREIT All Equity REITS Index.

[9]	Source: Bloomberg, Factset. US bonds represented by Bloomberg US Aggregate Bond Index; High-yield corporate bonds represented by Bloomberg US Corporate High Yield Bond Index. Long maturity bonds represented by Bloomberg US Treasury 20+ Year Index.

[10]	Source: Bloomberg, Factset. Developed International bonds represented by Bloomberg Global Aggregate ex USD Index. Emerging Market bonds represented by Bloomberg Emerging Markets USD Aggregate Index.

The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Absolute Return Allocation Fund and GuidePath® Flexible Income Allocation Fund each outperformed its respective benchmark for the six month period, generally as a result of broad diversification, including exposure to global equities and in particular, growth-oriented equities, and allocations to high yield bonds, long-term Treasuries and investment grade corporate bonds within fixed income. The GuidePath® Tactical Allocation Fund underperformed its benchmark due to its security selection within the financials and communications sectors. The Fund’s higher total equity positioning relative to its benchmark benefitted returns during the period. The GuidePath® Multi-Asset Income Allocation Fund underperformed its benchmark due to exposures to developed market dividend-oriented equity, small-cap dividend-oriented equity and the Fund’s allocation to the utilities sector. The GuidePath® Managed Futures Strategy Fund also trailed its benchmark as of the period end mainly due to positioning the Fund’s within fixed income and foreign currencies exposures.

Of the three GuidePath® income focused funds, the GuidePath® Income Fund underperformed its benchmark, as exposure to emerging market debt (both investment-grade and high yield) slightly hindered returns during September’s pullback. High yield credit and Treasury inflation-linked securities exposures within the GuidePath® Conservative Income Fund lifted Fund returns and contributed to the Fund’s outperformance for the period relative to its benchmark. The GuidePath® Growth and Income Fund also outperformed its benchmark for the period, benefitting from exposure to master limited partnerships, and maintaining higher equity market exposure during the second quarter’s rally and decreased equity market exposure during the flat-to-down markets of the third quarter as a result of its put-write options strategy.

Looking Ahead

As we look forward, questions abound. Will the economy experience a soft or hard landing? Will pandemic-driven inflation prove to be transitory or not? We need to remember that economic events and market outcomes don’t occur in an “all or nothing” fashion. Rather, they unfold along a spectrum of possibilities and, in today’s climate, the familiar adage that investors be appropriately diversified across a range of asset classes and strategies seems more relevant and prudent than ever.

Please contact your financial advisor to discuss any questions about your investment strategy or changes in your financial goals. We thank you for including the funds in your portfolio and appreciate the trust you have placed in us.

Sincerely,

Carrie E. Hansen

Trustee, Chairperson and President of the Funds

Important Information

All index returns are sourced from Morningstar and Bloomberg. It is not possible to invest directly in any index.

Past performance is no guarantee of future results.

The AssetMark platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

The prospectus includes additional information about the GuideMark® and GuidePath® Funds including investment objectives, risk factors, fees and charges as well as other important information that should be carefully read and considered before investing. You may obtain a prospectus by contacting your registered representative.

AssetMark, Inc. is an investment advisor registered with the Securities and Exchange Commission. The Principal Underwriter for the GuideMark® and GuidePath® Funds is AssetMark Brokerage®, LLC, a member of the Financial Industry Regulatory Authority, Inc. AssetMark Brokerage®, LLC is an affiliate of AssetMark, Inc. and shares its address. ©2021, AssetMark, Inc. All rights reserved.

Investment Terms

Market Capitalization or Market Cap refers to the total value of an issuer’s shares of stock. It is calculated by multiplying the price of a stock by its total number of outstanding shares.

Small Cap stocks generally refer to shares of companies with a market-cap of between $300 million and $2 billion.

Large Cap stocks generally refer to shares of companies with a market-cap of $10 billion and greater.

Mega Cap stocks generally refer to shares of companies with valuations well above the rest of the market, generally shares of companies with a market-cap of $200 billion and greater.

Investment Factors:

Value refers to how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow.

Momentum refers to whether a company’s share price is trending up or down.

Quality refers to profitability.

Volatility is a statistical measure of the dispersion of returns for a given security, market index or portfolio over a period of time.

Inflation is the measure of average prices of a ‘basket’ of consumer goods over time.

Risk refers to the price volatility of an investment, and typically refers to equities or credit-based investments. “Risking” or “de-risking” a portfolio refers to increasing or decreasing the amount of these assets.

Index Definitions

Bloomberg US Aggregate Bond Index is a broad-based index that measures the investment-grade, US dollar-denominated, fixed rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg US Corporate High Yield Bond Index measures the US dollar denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays’ emerging market country definition, are excluded.

Bloomberg US Treasury 20+ Year Index measures the performance of long-term US Treasury bonds, including all publicly issued securities that have a remaining maturity of ten or more years, are: non-convertible, denominated in US dollars, rated investment-grade, fixed-rate and have $250 or more of outstanding face value.

Bloomberg Emerging Markets Aggregate Index measures the performance of hard-currency emerging markets debt including fixed and floating-rate USD-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets debt.

Bloomberg Global Aggregate ex-USD Index is a measure of global investment-grade debt from 24 local currency markets. This multi-currency index includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. It excludes bonds issued in US dollars. The index reduces currency exposure by hedging local currencies to the US dollar.

Bloomberg Commodity Index is calculated on an excess return basis and reflects commodity futures price movements.

FTSE NAREIT All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of US equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

MSCI EAFE (Europe, Australasia, Far East) Index is an equity index which captures large and mid cap representation across Developed Markets countries around the world, excluding the US and Canada.

MSCI Emerging Markets Index captures large and mid cap representation across twenty-six emerging markets countries.

S&P 500® Index focuses on the large-cap segment of the US equity market. It includes 500 leading companies in leading industries of the US economy, capturing approximately 75% coverage of US equities.

S&P 500® Industrials (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® industrials sector.

S&P 500® Real Estate (Sector) Index comprises those companies included in the S&P 500® Index that are classified as members of the GICS® real estate sector.

S&P 500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. Constituents are drawn from the S&P 500® Index.

S&P 600 Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. Constituents are drawn from the S&P 600 Index.

GuideMark® Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2011. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® INDEX – The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. As of May 7, 2021, the market capitalization of the companies in the Russell 1000® Index ranged from $3.6 billion to $2.2 trillion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Large Cap Core Fund(2)
Service Shares	32.50%	15.93%	14.97%	6.50%
Institutional Shares	33.13%	16.57%	15.61%	12.49%
Russell 1000® Index	30.96%	17.11%	16.76%	8.79	%(3)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

(3)	The return shown for the Russell 1000® Index is from the inception date of the Service Shares. The Russell 1000® Index return from the inception date of the Institutional Shares is 13.96%.

GuideMark® Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 8.28%, underperforming the Russell 1000® Index at 8.76%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative process. Quality contributed positively while momentum and value detracted during the period.

•

As markets navigated continued uncertainty regarding the impact of the coronavirus, government shutdowns and debt ceiling negotiations, and rising inflation pressures, high quality stocks with higher profits generally outperformed during the period.

•	Value stocks, which tend to have smaller market capitalizations, higher volatility and lower profitability, underperformed during the period, tempering Fund returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	4.88%
2	Microsoft Corp.	4.76%
3	Vanguard S&P 500 ETF	3.22%
4	Amazon.com, Inc.	3.05%
5	Facebook, Inc. – Class A	1.77%
6	Alphabet, Inc. – Class A	1.77%
7	Alphabet, Inc. – Class C	1.76%
8	Berkshire Hathaway, Inc. – Class B	1.22%
9	NVIDIA Corp.	1.03%
10	Johnson & Johnson	0.90%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P, and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GuideMark® Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2011. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI EMERGING MARKETS INDEX – The MSCI Emerging Markets Index measures the equity market performance of countries considered to represent emerging markets. The emerging market country indices included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Emerging Markets Fund(2)
Service Shares	18.44%	8.37%	11.59%	5.22%
MSCI Emerging Markets Index	18.58%	9.62%	6.46%	9.85%

(1)	Inception date is 6/29/01.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark® Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned -3.23%, outperforming the MSCI Emerging Markets Index at -3.26%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative process. All three factors contributed positively during the period.

•	Momentum stocks outperformed during the period as companies that rallied in the early stages of the pandemic generally continued to exhibit strength.

•	Returns were tempered by the Fund’s underweight allocation to financials relative to the benchmark, which was driven by quality and momentum.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Taiwan Semiconductor Manufacturing Co., Ltd.	6.03%
2	KraneShares Bosera MSCI China ETF – Class A	5.10%
3	Tencent Holdings, Ltd.	3.77%
4	Samsung Electronics Co., Ltd.	3.45%
5	iShares Core MSCI Emerging Markets ETF	3.05%
6	Alibaba Group Holdings, Ltd.	2.99%
7	iShares MSCI Saudi Arabia ETF	2.42%
8	Infosys, Ltd.	1.21%
9	Meituan	0.86%
10	Vale SA	0.75%

GuideMark® Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2011. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 2500TM INDEX – The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. As of May 7, 2021, the market capitalization of the companies in the Russell 2500TM Index ranged from $257 million to $18.4 billion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Small/Mid Cap Core Fund(2)
Service Shares	50.69%	14.64%	15.10%	8.68%
Russell 2500TM Index	45.03%	14.25%	15.27%	9.82%

(1)	Inception date is 6/29/01.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark® Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 3.09%, outperforming the Russell 2500™ Index at 2.61%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative process. Momentum and value contributed positively while quality performed in line during the period.

•	Outperformance from momentum and value was driven through security selection in the financials and industrials sectors.

•	Returns from the quality factor were tempered by the Fund’s overweight allocation to the consumer discretionary sector and underweight allocation to real estate relative to the benchmark.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Extended Market ETF	3.56%
2	Monolithic Power Systems, Inc.	0.34%
3	PerkinElmer, Inc.	0.33%
4	Crocs, Inc.	0.27%
5	Molina Healthcare, Inc.	0.27%
6	ON Semiconductor Corp.	0.25%
7	MongoDB, Inc.	0.25%
8	Pool Corp.	0.25%
9	Charles River Laboratories International, Inc.	0.24%
10	Williams Sonoma, Inc.	0.23%

GuideMark® World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2011. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI WORLD EX-USA INDEX – The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 developed markets countries excluding the U.S. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® World ex-US Fund(2)
Service Shares	23.49%	8.27%	6.98%	3.51%
Institutional Shares(3)	24.04%	9.06%	7.67%	4.36%
MSCI World ex-USA Index	27.10%	9.42%	8.41%	6.29	%(4)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

(3)

During the period August 3, 2017 through September 5, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 5, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

(4)	The return shown for the MSCI World ex-USA Index is from the inception date of the Service Shares. The MSCI World ex-USA Index return from the inception date of the Institutional Shares is 5.47%.

GuideMark® World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 4.66%, underperforming the MSCI World ex-USA Index at 5.26%.

•

The Fund maintains consistent and diversified exposure across three factors – momentum, quality, and value – applying a proprietary quantitative process. Quality and momentum contributed positively to returns while value detracted during the period.

•

As markets navigated continued uncertainty regarding the impact of the coronavirus on global economic growth and contagion from the potential default of Chinese real estate developer Evergrande, high quality stocks with higher profits generally outperformed during the period.

•	Value stocks, which tend to have smaller market capitalizations, higher volatility and lower profitability than the broad market, underperformed during the period, tempering Fund returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares MSCI EAFE ETF	3.09%
2	Nestle SA	1.58%
3	Roche Holdings AG	1.45%
4	ASML Holding NV	1.21%
5	LVMH Moet Hennessy Louis Vuitton SE	1.04%
6	Novo Nordisk AS – Series B	0.90%
7	Novartis AG	0.82%
8	AstraZeneca PLC	0.75%
9	L’Oreal SA	0.68%
10	WSP Global, Inc.	0.68%

GuideMark® Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2011. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG US AGGREGATE BOND INDEX – The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg US Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Core Fixed Income Fund(2)
Service Shares	-1.18%	2.49%	2.41%	3.78%
Bloomberg US Aggregate Bond Index	-0.90%	2.94%	3.01%	4.51%

(1)	Inception date is 6/29/01.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark® Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 1.57%, underperforming the Bloomberg US Aggregate Bond Index at 1.88%.

•

Duration and yield curve positioning modestly detracted from Fund performance over the full six-month period. The Fund used derivatives in the form of To-Be-Announced securities (TBAs) to gain exposure to agency mortgage backed securities. The decision to overweight the sector through the use of TBAs had a positive impact on Fund returns.

•	An overweight allocation to corporate credit relative to the benchmark, in addition to favorable security selection within credit, contributed positively to Fund returns for the period.

•	Exposure to securitized sectors, including collateralized loan obligations (“CLOs”) and non-agency mortgage backed securities generally contributed favorably to the Fund’s returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Percentages expressed exclude derivative instruments, such as futures and swap contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Federal National Mortgage Association, 2.000%, 03/25/2050	8.67%
2	U.S. Treasury Note, 1.375%, 08/31/2023	4.29%
3	Federal National Mortgage Association, 2.000%, 04/25/2050	4.26%
4	U.S. Treasury Note, 2.875%, 07/31/2025	4.01%
5	Government National Mortgage Association, 2.500%, 10/15/2046	1.89%
6	U.S. Treasury Note, 0.750%, 04/30/2026	1.77%
7	U.S. Treasury Note, 0.125%, 08/31/2022	1.64%
8	Federal National Mortgage Association, 3.000%, 04/01/2051	1.57%
9	U.S. Treasury Note, 2.000%, 11/15/2026	1.54%
10	U.S. Treasury Bond, 3.000%, 02/15/2047	1.52%

GuidePath® Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK AGGRESSIVE INDEX – The S&P® Target Risk Aggressive Index is designed to measure the performance of an investment benchmark strategy which seeks to emphasize exposure to equity securities, maximizing opportunities for long-term capital accumulation, while also allocating a portion of exposure to fixed income to enhance portfolio efficiency.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuidePath® Growth Allocation Fund(2)
Service Shares	28.45%	12.92%	11.08%	8.10%
Institutional Shares	29.05%	13.57%	N/A	10.34%
S&P® Target Risk Aggressive Index	22.80%	11.40%	11.79%	9.23	%(3)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

(3)

The return shown for the S&P® Target Risk Aggressive Index is annualized from the inception date of the Service Shares. The S&P® Target Risk Aggressive Index average annual return from the inception date of the Institutional Shares is 10.21%.

GuidePath® Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 6.32%, outperforming the S&P® Target Risk Aggressive Index at 5.19%.

•	Exposure to US large cap stocks benefited returns, with growth focused stocks driving gains, as the US economy continued to strengthen in light of expanded COVID-19 vaccine availability.

•	The Fund’s US REITs exposure benefitted returns during the period, as re-openings of shopping malls and office buildings started to advance towards normalization.

•

Emerging markets equity exposure detracted from Fund returns as emerging market countries continued to wrestle with the negative impact of COVID-19 on their economies. A small country specific exposure to China was a major detractor following regulatory policy announcements and real estate debt default concerns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard S&P 500 ETF	18.09%
2	Vanguard FTSE Developed Markets ETF	10.09%
3	Schwab U.S. Large-Cap ETF	7.31%
4	Schwab U.S. Large-Cap Growth ETF	6.46%
5	American Funds – The Growth Fund of America – Class F3	6.32%
6	iShares Core S&P Small-Cap ETF	5.57%
7	Vanguard Russell 1000 Growth ETF	5.14%
8	AMCAP Fund – Class F3	5.10%
9	American Funds – Fundamental Investors – Class F3	4.96%
10	iShares Core MSCI Emerging Markets ETF	4.89%

GuidePath® Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK CONSERVATIVE INDEX – The S&P® Target Risk Conservative Index seeks to emphasize exposure to fixed income securities in order to produce a current income stream and avoid excessive volatility of returns. Equity securities are included to protect long-term purchasing power.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuidePath® Conservative Allocation Fund(2)
Service Shares	12.63%	6.51%	7.01%	4.96%
Institutional Shares	13.16%	7.11%	N/A	6.28%
S&P® Target Risk Conservative Index	8.40%	6.45%	6.00%	5.50	%(3)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

(3)

The return shown for the S&P® Target Risk Conservative Index is annualized from the inception date of the Service Shares. The S&P® Target Risk Conservative Index average annual return from the inception date of the Institutional Shares is 5.56%.

GuidePath® Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 3.31%, outperforming the S&P® Target Risk Conservative Index at 3.10%.

•	Long-term Treasuries, Treasury Inflation Protected securities, corporate credit bonds and emerging market government bonds lifted returns during the period.

•

US and developed market equity allocations benefitted returns as global equity markets continued to strengthen in light of expanded COVID-19 vaccine availability. US REITs exposure also contributed positively to Fund returns for the period.

•

Emerging markets equity exposure detracted from Fund returns as emerging market countries continued to wrestle with the negative impact of COVID-19 on their economies. A small country specific exposure to China was a major detractor following regulatory policy announcements and real estate debt default concerns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Mortgage-Backed Securities ETF	7.23%
2	Vanguard S&P 500 ETF	6.69%
3	iShares Core Aggressive Allocation ETF	4.95%
4	American Funds – The Income Fund of America – Class F3	4.90%
5	American Funds – Capital Income Builder – Class F3	4.87%
6	iShares Core Growth Allocation ETF	4.22%
7	iShares 7-10 Year Treasury Bond ETF	3.92%
8	American Funds Multi-Sector Income Fund	3.80%
9	American Funds – The Bond Fund of America	3.76%
10	iShares Core U.S. Aggregate Bond ETF	3.74%

GuidePath® Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® DAILY RISK CONTROL 10% INDEX – The S&P 500® Daily Risk Control 10% Index represents a portfolio of the S&P 500® Low Volatility Index plus an interest accruing cash component. The index is dynamically rebalanced to target a 10% level of volatility. Volatility is calculated as a function of historical returns.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuidePath® Tactical Allocation Fund(2)
Service Shares	15.37%	8.08%	6.40%	4.66%
Institutional Shares	15.93%	8.69%	N/A	6.24%
S&P 500® Daily Risk Control 10% Index	15.86%	12.02%	10.07%	8.32	%(3)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

(3)

The return shown for the S&P 500® Daily Risk Control 10% Index is annualized from the inception date of the Service Shares. The S&P 500® Daily Risk Control 10% Index average annual return from the inception date of the Institutional Shares is 9.64%.

GuidePath® Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 3.87%, underperforming the S&P® 500 Daily Risk Control 10% Index at 6.07%.

•

Financial sector security selection detracted from Fund returns for the period, impacted by the Federal Reserve’s signaling around interest rate increases. Communications sector security selection also detracted from performance.

•	An underweight allocation to the information technology sector relative to the benchmark was a headwind to Fund returns, as it was the second-best performing sector for the period.

•

Higher total equity positioning relative to the benchmark coupled with the steady rise in equity markets through all but the last three weeks of the period contributed positively to Fund returns. An overweight to and favorable security selection within the healthcare sector also benefitted returns for the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard S&P 500 ETF	21.05%
2	ProShares UltraPro S&P 500 ETF	5.87%
3	Apple, Inc.	3.50%
4	Laboratory Corp of America Holdings	3.17%
5	Bio-Rad Laboratories, Inc.	3.00%
6	Tyson Foods, Inc. – Class A	2.96%
7	Danaher Corp.	2.96%
8	Target Corp.	2.87%
9	Kroger Co.	2.74%
10	Alphabet, Inc.	2.64%

GuidePath® Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuidePath® Absolute Return Allocation Fund(2)
Service Shares	3.47%	3.16%	2.99%	2.67%
Institutional Shares	3.95%	3.74%	N/A	3.41%
FTSE 3-Month Treasury Bill Index	0.06%	1.13%	0.60%	0.58	%(3)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

(3)

The return shown for the FTSE 3-Month Treasury Bill Index is annualized from the inception date of the Service Shares. The FTSE 3-Month Treasury Bill Index average annual return from the inception date of the Institutional Shares is 0.66%.

GuidePath® Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 1.47%, outperforming the FTSE 3-Month Treasury Bill Index at 0.02%.

•	Exposure to corporate credit bonds, emerging market government bonds, mortgage-backed securities, and floating rate notes helped drive returns during the period.

•	Returns from small exposures to US and developed market equities were beneficial as global equity markets continued to strengthen in light of expanded COVID-19 vaccine availability.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Emerging Markets Government Bond ETF	11.81%
2	ProShares Investment Grade-Interest Rate Hedged ETF	11.09%
3	DoubleLine Total Return Bond Fund – Institutional Shares	10.46%
4	DoubleLine Flexible Income Fund – Institutional Shares	7.49%
5	Vanguard Mortgage-Backed Securities ETF	7.49%
6	BlackRock Low Duration Bond Portfolio – Insitutional Shares	7.26%
7	DoubleLine Low Duration Bond Fund – Institutional Shares	7.26%
8	Xtrackers USD High Yield Corporate Bond ETF	6.53%
9	T. Rowe Price Institutional Floating Rate Fund – Investor Shares	5.04%
10	Schwab Short-Term U.S. Treasury ETF	5.00%

GuidePath® Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MORNINGSTAR MULTI-ASSET HIGH INCOME INDEX – The Morningstar Multi-Asset High Income Index is a broadly diversified index that seeks to deliver high current income while maintaining long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Years	Since Inception(1)
GuidePath® Multi-Asset Income Allocation Fund(2)
Service Shares	17.59%	5.13%	4.93%
Morningstar Multi-Asset High Income Index	10.09%	3.89%	4.11%

(1)	Inception date is 8/31/12.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath® Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 3.02%, underperforming the Morningstar Multi-Asset High Income Index at 3.89%.

•

Positioning in developed market dividend equity tempered performance. A small exposure to the utilities sector also detracted from returns, as utilities was among the three worst performing sectors for the period.

•	The Fund’s allocation to small cap dividend equity hindered performance as it faltered and lagged large cap dividend equity during the period. International REITs exposure also dampened Fund returns.

•	Long-term bonds, high yield bonds, emerging market government bonds and floating rate notes contributed positively to Fund returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Global X U.S. Preferred ETF	6.74%
2	Vanguard High-Yield Corporate Fund – Admiral Shares	6.60%
3	Vanguard High Dividend Yield ETF	5.88%
4	Schwab U.S. Dividend Equity ETF	5.20%
5	Loomis Sayles Global Allocation Fund – Class Y	4.98%
6	WisdomTree U.S. Large Cap Dividend Fund	4.87%
7	iShares Select Dividend ETF	4.83%
8	iShares 0-5 Year High Yield Corporate Bond ETF	4.59%
9	Vanguard Long-Term Treasury ETF	4.52%
10	iShares International Select Dividend ETF	4.05%

GuidePath® Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG US AGGREGATE BOND INDEX – The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg US Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Years	Since Inception(1)
GuidePath® Flexible Income Allocation Fund(2)
Service Shares	6.39%	4.96%	3.26%
Institutional Shares	6.90%	5.57%	3.95%
Bloomberg US Aggregate Bond Index	-0.90%	2.94%	2.77	%(3)

(1)	Inception date is 8/31/12 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

(3)

The return shown for the Bloomberg US Aggregate Bond Index is from the inception date of the Service Shares. The Bloomberg US Aggregate Bond Index return from the inception date of the Institutional Shares is 2.82%.

GuidePath® Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 2.58%, outperforming the Bloomberg US Aggregate Bond Index at 1.88%.

•

A sizable exposure to high yield bonds was the primary driver of Fund returns for the period. Positioning in long-term Treasuries, convertible bonds, investment grade credit and Treasury Inflation Protected securities also added to returns.

•

Small exposures to US and developed market equity benefitted returns as global equity markets continued to strengthen in light of expanded COVID-19 vaccine availability. A bullish US dollar position also aided returns.

•	Small exposures to financials and retail sector equity detracted from performance. Exposure to short-term Treasuries also weighed on returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Long-Term Treasury ETF	15.71%
2	BlackRock High Yield Portfolio – Institutional Shares	13.48%
3	Xtrackers USD High Yield Corporate Bond ETF	8.20%
4	Vanguard High-Yield Corporate Fund – Admiral Shares	6.84%
5	Vanguard Total Bond Market ETF	6.63%
6	Vanguard Intermediate-Term Corporate Bond ETF	6.62%
7	iShares iBoxx $ Investment Grade Corporate Bond ETF	5.03%
8	Vanguard Emerging Markets Government Bond ETF	5.00%
9	SPDR Bloomberg Barclays High Yield Bond ETF	4.78%
10	iShares Convertible Bond ETF	4.71%

GuidePath® Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on January 19, 2016 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

SG TREND INDEX – The SG Trend Index is designed to track the 10 largest (by AUM) trend following commodity trading advisors and be representative of the trend followers in the managed futures space. Managers must meet the following criteria: must be open to new investment, must report returns on a daily basis, must be an industry recognized trend follower as determined at the discretion of the SG Index Committee, and must exhibit significant correlation to trend following peers and the SG Trend Indicator. Currently, one of the ten managers whose performance is tracked by the index is AlphaSimplex Group LLC, sub-advisor to the GuidePath® Managed Futures Strategy Fund.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Since Inception(1)
GuidePath® Managed Futures Strategy Fund(2)
Service Shares	12.96%	2.24%	0.40%
Institutional Shares	13.47%	2.81%	0.97%
FTSE 3-Month Treasury Bill Index	0.06%	1.13%	1.02%
SG Trend Index	19.59%	2.80%	1.19%

(1)	Inception date is 1/19/16 for Service Shares and Institutional Shares.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath® Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund’s Service Shares returned 0.47%, underperforming the SG Trend Index at 6.02%.

•

Losses within the Fund’s fixed income and foreign currency allocations were the largest headwinds to returns. Gains from equity and commodity allocations contributed positively to Fund returns during the period. The Fund used derivatives, including forwards and futures contracts, to implement long and short positions. The Fund used equity index futures and currency forwards to obtain exposure to equities and currencies, while using interest rate, fixed income, and commodity futures to gain exposure to fixed income and commodity markets.

•

Fixed income losses were primarily driven by short positions to global bond markets in June and long positions to US bond markets in the third quarter. Within the Fund’s currency allocation, a long US dollar position was a primary detractor.

•

Equity positioning was a modest contributor to Fund returns for the period as gains from long positions to broad US markets and the information technology sector were tempered by losses in emerging markets. Commodity gains for the period were driven by long positions to natural gas and agriculture.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio.

Percentages expressed exclude derivative instruments, such as futures and forward currency contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
The GuidePath® Managed Futures Strategy Fund did not hold any long term investments as of September 30, 2021.

GuidePath® Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG US TREASURY 1-3 YEAR INDEX – The Bloomberg US Treasury 1-3 Year Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. Separate trading of registered interest and principal securities (STRIPS) are excluded from the Index because their inclusion would result in double-counting.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Conservative Income Fund Shares(2)	0.61%	0.94%
Bloomberg US Treasury 1-3 Year Index	0.02%	2.52%

(1)	Inception date for the Fund is 4/30/18.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath® Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund returned 0.29%, outperforming the Bloomberg US Treasury 1-3 Year Index at 0.02%.

•	Exposure to high yield credit and inflation-linked bonds boosted returns as the global economy weighed growth and inflation trends.

•

A target allocation of 50% to cash equivalents had a neutral effect on relative returns, matching short-term Treasury muted returns, as the Federal Reserve signaled it may begin to taper its asset purchase program sometime before the end of 2021.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares 0-5 Year Investment Grade Corporate Bond ETF	19.85%
2	iShares 0-5 Year TIPS Bond ETF	10.04%
3	iShares 0-5 Year High Yield Corporate Bond ETF	7.49%
4	Schwab Short-Term U.S. Treasury ETF	7.41%
5	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	4.88%

GuidePath® Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG US AGGREGATE BOND INDEX – The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg US Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Income Fund Shares(2)	1.96%	2.29%
Bloomberg US Aggregate Bond Index	-0.90%	4.87%

(1)	Inception date for the Fund is 4/30/18.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath® Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund returned 1.69%, underperforming the Bloomberg US Aggregate Bond Index at 1.88%.

•	Exposure to domestic high yield credit and inflation-linked bonds boosted returns as the global economy weighed growth and inflation trends.

•	Exposure to emerging market debt (both investment grade and high yield) detracted from returns, especially during September’s market fall.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Core U.S. Aggregate Bond ETF	36.61%
2	SPDR Bloomberg Barclays High Yield Bond ETF	19.19%
3	VanEck Vectors Emerging Markets High Yield Bond ETF	15.21%
4	Schwab U.S. TIPS ETF	10.15%
5	iShares J.P. Morgan USD Emerging Markets Bond ETF	6.91%
6	Vanguard Total Bond Market ETF	5.85%
7	iShares Preferred & Income Securities ETF	4.96%

GuidePath® Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI USA HIGH DIVIDEND YIELD INDEX – The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Growth and Income Fund Shares(2)	19.35%	7.29%
MSCI USA High Dividend Yield Index	21.44%	9.97%

(1)	Inception date for the Fund is 4/30/18.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath® Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2021, the Fund returned 3.39%, outperforming the MSCI USA High Dividend Yield Index at 2.84%.

•	Exposure to MLPs and dividend-oriented stocks boosted returns as energy prices gained traction, especially in the second quarter.

•	The Fund’s put-write strategy contributed to returns, aided by the collection of the option premiums and lower beta in flat to down markets in the third quarter.

•	The Fund’s volatility targeting component contributed to returns, especially during the second quarter’s strong market advance.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Percentages expressed exclude derivative instruments, such as futures and written options.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Schwab U.S. Large-Cap ETF	27.57%
2	Vanguard Real Estate ETF	7.18%
3	Home Depot, Inc.	1.30%
4	Procter & Gamble, Co.	1.21%
5	Johnson & Johnson	1.21%
6	Intel Corp.	1.10%
7	Verizon Communications, Inc.	1.06%
8	Coca-Cola Co.	1.03%
9	PepsiCo, Inc.	0.99%
10	Merck & Co., Inc.	0.98%

GuideMark® Funds & GuidePath® Funds

EXPENSE EXAMPLE (Unaudited)

September 30, 2021

As a shareholder of the GuideMark® & GuidePath® Funds (the “Funds”), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for all Funds is from April 1, 2021 to September 30, 2021.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under U.S. generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Fund		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio[1] based on the period April 1, 2021 – September 30, 2021	Expenses Paid During Period[2] April 1, 2021 – September 30, 2021
INSTITUTIONAL SHARES
GuideMark® Large Cap	Actual	$1,000.00	$1,084.70	0.54%	$2.82
Core Fund	Hypothetical[3]	$1,000.00	$1,022.36	0.54%	$2.74
GuideMark® World	Actual	$1,000.00	$1,048.50	0.78%	$4.01
ex-US Fund	Hypothetical[3]	$1,000.00	$1,021.16	0.78%	$3.95
GuidePath® Growth	Actual	$1,000.00	$1,065.00	0.33%	$1.71
Allocation Fund	Hypothetical[3]	$1,000.00	$1,023.41	0.33%	$1.67
GuidePath® Conservative	Actual	$1,000.00	$1,034.80	0.17%	$0.87
Allocation Fund	Hypothetical[3]	$1,000.00	$1,024.22	0.17%	$0.86
GuidePath® Tactical	Actual	$1,000.00	$1,040.60	0.45%	$2.30
Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.81	0.45%	$2.28
GuidePath® Absolute Return	Actual	$1,000.00	$1,016.50	0.32%	$1.62
Allocation Fund	Hypothetical[3]	$1,000.00	$1,023.46	0.32%	$1.62
GuidePath® Flexible Income	Actual	$1,000.00	$1,027.70	0.27%	$1.37
Allocation Fund	Hypothetical[3]	$1,000.00	$1,023.71	0.27%	$1.37
GuidePath® Managed Futures	Actual	$1,000.00	$1,006.40	1.19%	$5.99
Strategy Fund	Hypothetical[3]	$1,000.00	$1,019.10	1.19%	$6.02
[1]	The expense ratio excludes applicable securities lending credits.

[2]

Expenses (net of waivers, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark® Funds & GuidePath® Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

September 30, 2021

Fund		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio[1] based on the period April 1, 2021 – September 30, 2021	Expenses Paid During Period[2] April 1, 2021 – September 30, 2021
SINGLE CLASS SHARES
GuidePath® Conservative	Actual	$1,000.00	$1,002.90	0.68%	$3.41
Income Fund	Hypothetical[3]	$1,000.00	$1,021.66	0.68%	$3.45
GuidePath® Income	Actual	$1,000.00	$1,016.90	1.00%	$5.06
Fund	Hypothetical[3]	$1,000.00	$1,020.05	1.00%	$5.06
GuidePath® Growth and	Actual	$1,000.00	$1,033.90	0.82%	$4.18
Income Fund	Hypothetical[3]	$1,000.00	$1,020.96	0.82%	$4.15
[1]	The expense ratio excludes applicable securities lending credits.

[2]

Expenses (net of waivers, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

Fund		Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio[1] based on the period April 1, 2021 – September 30, 2021	Expenses Paid During Period[2] April 1, 2021 – September 30, 2021
SERVICE SHARES
GuideMark® Large Cap	Actual	$1,000.00	$1,082.80	0.88%	$4.59
Core Fund	Hypothetical[3]	$1,000.00	$1,020.66	0.88%	$4.46
GuideMark® Emerging	Actual	$1,000.00	$967.70	1.33%	$6.56
Markets Fund	Hypothetical[3]	$1,000.00	$1,018.40	1.33%	$6.73
GuideMark® Small/Mid Cap	Actual	$1,000.00	$1,030.90	1.14%	$5.80
Core Fund	Hypothetical[3]	$1,000.00	$1,019.35	1.14%	$5.77
GuideMark® World	Actual	$1,000.00	$1,046.60	1.14%	$5.85
ex-US Fund	Hypothetical[3]	$1,000.00	$1,019.35	1.14%	$5.77
GuideMark® Core	Actual	$1,000.00	$1,015.70	0.94%	$4.75
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,020.36	0.94%	$4.76
GuidePath® Growth	Actual	$1,000.00	$1,063.20	0.68%	$3.52
Allocation Fund	Hypothetical[3]	$1,000.00	$1,021.66	0.68%	$3.45
GuidePath® Conservative	Actual	$1,000.00	$1,033.10	0.52%	$2.65
Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.46	0.52%	$2.64
GuidePath® Tactical	Actual	$1,000.00	$1,038.70	0.80%	$4.09
Allocation Fund	Hypothetical[3]	$1,000.00	$1,021.06	0.80%	$4.05
GuidePath® Absolute Return	Actual	$1,000.00	$1,014.70	0.67%	$3.38
Allocation Fund	Hypothetical[3]	$1,000.00	$1,021.71	0.67%	$3.40
GuidePath® Multi-Asset Income	Actual	$1,000.00	$1,030.20	0.84%	$4.28
Allocation Fund	Hypothetical[3]	$1,000.00	$1,020.86	0.84%	$4.26
GuidePath® Flexible Income	Actual	$1,000.00	$1,025.80	0.65%	$3.30
Allocation Fund	Hypothetical[3]	$1,000.00	$1,021.81	0.65%	$3.29
GuidePath® Managed Futures	Actual	$1,000.00	$1,004.70	1.54%	$7.74
Strategy Fund	Hypothetical[3]	$1,000.00	$1,017.35	1.54%	$7.79

[1]	The expense ratio excludes applicable securities lending credits.

[2]

Expenses are (net of waivers, if applicable) equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS - 94.60%
	Aerospace & Defense - 0.50%
2,002	Axon Enterprise, Inc. (a)	$350,390
1,790	General Dynamics Corp.	350,894
715	Huntington Ingalls Industries, Inc.	138,038
1,227	L3Harris Technologies, Inc.	270,235
984	Lockheed Martin Corp.	339,578
1,111	Northrop Grumman Corp.	400,127
6,366	Raytheon Technologies Corp.	547,221
12,883	Textron, Inc.	899,362
5,944	Virgin Galactic Holdings, Inc. (a)(b)	150,383

		3,446,228

	Air Freight & Logistics - 0.41%
5,629	C.H. Robinson Worldwide, Inc. (b)	489,723
5,518	Expeditors International of Washington, Inc.	657,360
3,970	FedEx Corp.	870,581
3,273	United Parcel Service, Inc. - Class B	596,013
2,572	XPO Logistics, Inc. (a)	204,680

		2,818,357

	Auto Components - 0.16%
3,178	Aptiv PLC - ADR (a)	473,427
3,806	Lear Corp.	595,563

		1,068,990

	Automobiles - 1.23%
176,021	Ford Motor Co. (a)	2,492,458
10,727	General Motors Co. (a)	565,420
7,338	Harley-Davidson, Inc.	268,644
6,519	Tesla, Inc. (a)	5,055,354

		8,381,876

	Banks - 3.21%
60,487	Bank of America Corp.	2,567,673
9,684	Bank OZK (b)	416,218
27,815	Citigroup, Inc.	1,952,057
10,715	Citizens Financial Group, Inc.	503,391
4,704	Comerica, Inc.	378,672
2,464	Cullen Frost Bankers, Inc. (b)	292,280
3,734	East West Bancorp, Inc.	289,534
19,017	F.N.B. Corp. (b)	220,977
15,262	Fifth Third Bancorp (b)	647,719
393	First Citizens BancShares, Inc. - Class A (b)	331,366
37,039	JPMorgan Chase & Co.	6,062,914
4,928	PacWest Bancorp	223,337
6,309	Pinnacle Financial Partners, Inc.	593,551
7,361	Popular, Inc. - ADR	571,729
19,910	Regions Financial Corp.	424,282
2,188	Signature Bank (b)	595,749
8,032	Sterling Bancorp	200,479
1,413	SVB Financial Group (a)	914,041
12,196	Synovus Financial Corp.	535,282
4,562	The PNC Financial Services Group, Inc.	892,510
7,038	U.S. Bancorp	418,339
10,986	Umpqua Holdings Corp.	222,466
33,643	Wells Fargo & Co.	1,561,372
6,191	Western Alliance Bancorp	673,704
5,159	Wintrust Financial Corp.	414,629

		21,904,271

	Beverages - 0.98%
706	Boston Beer Co., Inc. - Class A (a)(b)	359,884

Number of Shares		Value
	Beverages (Continued)
3,673	Brown-Forman Corp. - Class A	$230,187
8,227	Brown-Forman Corp. - Class B	551,291
35,213	Molson Coors Brewing Co. - Class B (b)	1,633,179
7,928	Monster Beverage Corp. (a)	704,244
14,822	PepsiCo, Inc.	2,229,377
18,920	The Coca-Cola Co.	992,732

		6,700,894

	Biotechnology - 1.97%
9,783	Amgen, Inc.	2,080,355
3,795	Biogen, Inc. (a)	1,073,947
25,126	Exelixis, Inc. (a)	531,164
25,418	Gilead Sciences, Inc.	1,775,447
8,671	Incyte Corp. (a)	596,391
6,395	Moderna, Inc. (a)	2,461,180
1,047	Regeneron Pharmaceuticals, Inc. (a)	633,624
453	Repligen Corp. (a)	130,913
28,439	Sage Therapeutics, Inc. (a)(b)	1,260,132
5,098	Seagen, Inc. (a)	865,640
6,030	United Therapeutics Corp. (a)	1,113,017
5,128	Vertex Pharmaceuticals, Inc. (a)	930,168

		13,451,978

	Building Products - 0.92%
4,380	A. O. Smith Corp.	267,487
1,758	Advanced Drainage Systems, Inc. (b)	190,163
3,942	Allegion PLC - ADR	521,054
15,027	Carrier Global Corp.	777,797
2,102	Fortune Brands Home & Security, Inc.	187,961
13,255	Johnson Controls International PLC - ADR	902,400
1,889	Lennox International, Inc. (b)	555,687
9,597	Masco Corp.	533,113
10,776	Owens Corning, Inc.	921,348
5,019	Trane Technologies PLC - ADR	866,530
5,175	Trex Co., Inc. (a)(b)	527,488

		6,251,028

	Capital Markets - 3.12%
3,420	Affiliated Managers Group, Inc.	516,728
2,492	Ameriprise Financial, Inc.	658,187
7,296	Ares Management Corp. - Class A	538,664
988	BlackRock, Inc.	828,596
5,894	Evercore, Inc. - Class A	787,851
2,192	FactSet Research Systems, Inc. (b)	865,358
67,573	Invesco, Ltd. - ADR	1,629,185
10,213	Janus Henderson Group Plc - ADR	422,103
12,937	KKR & Co, Inc.	787,605
15,094	Lazard, Ltd. - Class A - ADR	691,305
5,784	LPL Financial Holdings, Inc.	906,700
1,373	MarketAxess Holdings, Inc. (b)	577,607
4,390	Moody’s Corp.	1,558,933
12,533	Morgan Stanley	1,219,586
1,683	Morningstar, Inc.	435,948
966	MSCI, Inc.	587,656
1,968	NASDAQ OMX Group, Inc.	379,863
5,522	Raymond James Financial, Inc.	509,524
3,749	S&P Global, Inc. (b)	1,592,913
4,970	SEI Investments Co.	294,721
7,650	Stifel Financial Corp. (b)	519,894
4,991	T. Rowe Price Group, Inc.	981,730
10,187	The Bank of New York Mellon Corp.	528,094

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Capital Markets (Continued)
10,970	The Blackstone Group, Inc.	$1,276,250
10,854	The Carlyle Group, Inc.	513,177
16,330	The Charles Schwab Corp.	1,189,477
1,650	Tradeweb Markets, Inc. - Class A	133,287
15,168	Virtu Financial, Inc. - Class A (b)	370,554

		21,301,496

	Chemicals - 0.98%
2,300	Albemarle Corp.	503,631
3,973	CF Industries Holdings, Inc.	221,773
13,187	Corteva, Inc.	554,909
3,841	Dow, Inc.	221,088
2,359	DuPont de Nemours, Inc.	160,388
1,548	Eastman Chemical Co.	155,946
1,932	Ecolab, Inc.	403,054
24,036	Element Solutions, Inc.	521,100
15,221	Olin Corp.	734,413
3,178	PPG Industries, Inc.	454,486
7,229	RPM International, Inc.	561,332
9,870	The Chemours Co. (b)	286,822
20,777	The Mosaic Co.	742,154
2,271	The Scotts Miracle-Gro Co.	332,384
9,304	Valvoline, Inc.	290,099
6,258	Westlake Chemical Corp.	570,354

		6,713,933

	Commercial Services & Supplies - 0.51%
20,688	ADT, Inc. (b)	167,366
3,107	Avery Dennison Corp.	643,801
2,336	Cintas Corp.	889,222
1,425	Clean Harbors, Inc. (a)	148,015
4,127	Copart, Inc. (a)	572,497
23,682	Rollins, Inc.	836,685
1,455	Waste Management, Inc.	217,319

		3,474,905

	Communications Equipment - 1.31%
1,159	Arista Networks, Inc. (a)(b)	398,279
3,923	Ciena Corp. (a)(b)	201,446
35,881	Cisco Systems, Inc.	1,953,003
15,726	CommScope Holding Co., Inc. (a)	213,716
2,681	F5 Networks, Inc. (a)(b)	532,929
1,915	Lumentum Holdings, Inc. (a)(b)	159,979
2,542	Motorola Solutions, Inc.	590,558
1,961	Palo Alto Networks, Inc. (a)(b)	939,319
21,695	Qualcomm, Inc.	2,798,221
3,785	Ubiquiti, Inc.	1,130,466

		8,917,916

	Construction & Engineering - 0.63%
20,908	AECOM (a)	1,320,340
2,520	Jacobs Engineering Group, Inc.	333,976
1,168	Martin Marietta Materials, Inc. (b)	399,082
10,640	MasTec, Inc. (a)(b)	918,019
11,669	Quanta Services, Inc.	1,328,166

		4,299,583

	Construction Materials - 0.09%
3,327	Eagle Materials, Inc.	436,369
1,144	Vulcan Materials Co.	193,519

		629,888

Number of Shares		Value
	Consumer Finance - 1.27%
29,160	Ally Financial, Inc.	$1,488,618
5,033	American Express Co.	843,178
9,412	Capital One Financial Corp.	1,524,462
647	Credit Acceptance Corp. (a)(b)	378,689
7,195	Discover Financial Services	883,906
22,077	OneMain Holdings, Inc.	1,221,520
26,661	Santander Consumer USA Holdings, Inc.	1,111,764
22,008	Synchrony Financial	1,075,751
472	Upstart Holdings, Inc. (a)(b)	149,360

		8,677,248

	Containers & Packaging - 0.53%
8,343	Ardagh Group SA - ADR	212,663
9,556	Berry Plastics Group, Inc. (a)	581,769
4,339	Crown Holdings, Inc.	437,285
7,043	International Paper Co.	393,845
996	Packaging Corp. of America	136,890
5,079	Sealed Air Corp.	278,278
31,947	WestRock Co.	1,591,919

		3,632,649

	Distributors - 0.25%
3,321	Genuine Parts Co.	402,605
25,404	LKQ Corp. (a)(b)	1,278,329

		1,680,934

	Diversified Consumer Services - 0.27%
9,636	frontdoor, Inc. (a)	403,748
2,873	Grand Canyon Education, Inc. (a)	252,709
31,982	H&R Block, Inc. (b)	799,550
6,234	Service Corp. International	375,661

		1,831,668

	Diversified Financial Services - 0.36%
47,390	Jefferies Financial Group, Inc.	1,759,590
11,343	Voya Financial, Inc.	696,347

		2,455,937

	Diversified Telecommunication Services - 0.54%
50,933	AT&T, Inc.	1,375,700
81,162	Lumen Technologies, Inc. (b)	1,005,597
23,672	Verizon Communications, Inc.	1,278,525

		3,659,822

	Electric Utilities - 0.52%
1,909	American Electric Power Co., Inc.	154,973
5,529	Duke Energy Corp.	539,575
2,500	Edison International	138,675
6,614	Evergy, Inc.	411,391
8,917	Exelon Corp.	431,048
5,320	FirstEnergy Corp.	189,498
6,814	Hawaiian Electric Industries, Inc.	278,216
1,337	IDACORP, Inc. (b)	138,219
8,069	NextEra Energy, Inc.	633,578
25,639	PG&E Corp. (a)	246,134
4,855	PPL Corp.	135,357
4,590	The Southern Co.	284,442

		3,581,106

	Electrical Equipment - 1.02%
5,718	Acuity Brands, Inc. (b)	991,330
4,506	Agilent Technologies, Inc.	709,830
5,401	Eaton Corp. PLC - ADR	806,423

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
6,553	Emerson Electric Co.	$617,293
3,715	Enphase Energy, Inc. (a)	557,138
2,355	Generac Holdings, Inc. (a)	962,418
9,165	nVent Electric PLC - ADR	296,304
4,694	Regal Beloit Corp. (b)	705,696
2,808	Rockwell Automation, Inc.	825,664
20,284	Vertiv Holdings Co.	488,642

		6,960,738

	Electronic Equipment, Instruments & Components - 1.06%
14,716	Arrow Electronics, Inc. (a)	1,652,460
5,799	Avnet, Inc.	214,389
3,815	CDW Corp.	694,406
2,117	Cognex Corp.	169,826
552	Coherent, Inc. (a)	138,050
2,181	Dolby Laboratories, Inc. - Class A	191,928
4,826	Keysight Technologies, Inc. (a)	792,863
14,111	National Instruments Corp.	553,574
11,617	SYNNEX Corp.	1,209,330
2,808	Trimble, Inc. (a)	230,958
2,629	Zebra Technologies Corp. - Class A (a)	1,355,039

		7,202,823

	Energy Equipment & Services - 0.28%
19,368	Halliburton Co.	418,736
111,252	NOV, Inc. (a)(b)	1,458,514

		1,877,250

	Entertainment - 0.67%
6,290	Activision Blizzard, Inc.	486,783
3,293	Electronic Arts, Inc.	468,429
2,452	Netflix, Inc. (a)	1,496,554
5,616	Playtika Holding Corp. (a)	155,170
1,379	Spotify Technology SA - ADR (a)	310,744
2,489	Take-Two Interactive Software, Inc. (a)	383,480
7,540	The Walt Disney Co. (a)	1,275,542

		4,576,702

	Food & Staples Retailing - 2.07%
22,690	Albertsons Cos., Inc. - Class A	706,340
3,519	Casey’s General Stores, Inc.	663,156
5,736	Costco Wholesale Corp.	2,577,472
34,140	CVS Health Corp.	2,897,120
36,487	Kroger Co. (b)	1,475,169
11,517	SYSCO Corp.	904,084
17,105	US Foods Holding Corp. (a)	592,859
30,691	Walgreens Boots Alliance, Inc.	1,444,012
20,597	Walmart, Inc.	2,870,810

		14,131,022

	Food Products - 1.13%
3,717	Archer-Daniels-Midland Co.	223,057
8,677	Bunge, Ltd. - ADR	705,614
5,325	Campbell Soup Co. (b)	222,638
9,801	ConAgra Brands, Inc. (b)	331,960
9,309	Darling International, Inc. (a)	669,317
17,075	Flowers Foods, Inc.	403,482
9,147	General Mills, Inc.	547,174
5,396	Ingredion, Inc.	480,298
4,298	Kellogg Co. (b)	274,728
17,795	Pilgrim’s Pride Corp. (a)	517,479

Number of Shares		Value
	Food Products (Continued)
3,666	Post Holdings, Inc. (a)	$403,847
6,634	The Hain Celestial Group, Inc. (a)(b)	283,802
4,524	The Hershey Co.	765,687
3,527	The J.M. Smucker Co. (b)	423,346
8,257	The Kraft Heinz Co.	304,023
14,909	Tyson Foods, Inc. - Class A	1,176,916

		7,733,368

	Gas Utilities - 0.09%
14,726	UGI Corp.	627,622

	Health Care Equipment & Supplies - 2.50%
2,442	ABIOMED, Inc. (a)	794,920
2,040	Align Technology, Inc. (a)	1,357,477
2,719	Baxter International, Inc.	218,689
1,018	Becton Dickinson and Co.	250,245
4,320	Danaher Corp.	1,315,181
1,756	DexCom, Inc. (a)	960,286
13,821	Edwards Lifesciences Corp. (a)	1,564,675
5,996	Envista Holdings Corp. (a)(b)	250,693
1,842	Hill-Rom Holdings, Inc.	276,300
8,783	Hologic, Inc. (a)	648,273
1,290	ICU Medical, Inc. (a)	301,060
3,271	IDEXX Laboratories, Inc. (a)	2,034,235
3,001	Insulet Corp. (a)	852,974
473	Intuitive Surgical, Inc. (a)	470,233
3,408	Masimo Corp. (a)(b)	922,580
1,091	Medtronic PLC - ADR	136,757
2,343	Novocure, Ltd. - ADR (a)	272,186
3,645	Penumbra, Inc. (a)(b)	971,393
4,002	Quidel Corp. (a)	564,882
4,334	ResMed, Inc.	1,142,226
2,909	Stryker Corp.	767,161
1,413	Tandem Diabetes Care, Inc. (a)(b)	168,684
1,990	West Pharmaceutical Services, Inc.	844,835

		17,085,945

	Health Care Providers & Services - 2.85%
13,151	Acadia Healthcare Co., Inc. (a)	838,771
1,768	Amedisys, Inc. (a)	263,609
4,169	Anthem, Inc.	1,554,203
6,915	Cardinal Health, Inc.	342,016
23,614	Centene Corp. (a)	1,471,388
8,781	Cerner Corp.	619,236
1,542	Chemed Corp.	717,215
8,544	Cigna Corp.	1,710,167
3,760	DaVita, Inc. (a)	437,138
4,222	HCA Healthcare, Inc.	1,024,764
6,941	Henry Schein, Inc. (a)	528,627
2,734	Humana, Inc.	1,063,936
3,886	Laboratory Corp. of America Holdings (a)	1,093,676
2,561	McKesson Corp.	510,612
1,670	Molina Healthcare, Inc. (a)	453,088
1,272	PerkinElmer, Inc.	220,425
3,308	Quest Diagnostics, Inc.	480,685
14,849	UnitedHealth Group, Inc.	5,802,098
2,382	Universal Health Services, Inc. - Class B	329,597

		19,461,251

	Health Care Technology - 0.13%
11,587	Change Healthcare, Inc. (a)	242,632
2,280	Veeva Systems, Inc. - Class A (a)	657,027

		899,659

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure - 0.75%
8,972	Boyd Gaming Corp. (a)(b)	$567,569
1,975	Domino’s Pizza, Inc.	941,996
2,122	Marriott Vacations Worldwide Corp. (b)	333,854
3,844	McDonald’s Corp.	926,827
1,908	Penn National Gaming, Inc. (a)	138,254
3,261	Starbucks Corp.	359,721
8,220	The Wendy’s Co.	178,210
3,449	Travel + Leisure Co.	188,074
544	Vail Resorts, Inc. (a)(b)	181,723
3,021	Yum China Holdings, Inc.	175,550
9,072	Yum! Brands, Inc.	1,109,596

		5,101,374

	Household Durables - 0.96%
5,112	DR Horton, Inc.	429,255
3,955	Garmin Ltd. - ADR	614,844
7,612	Lennar Corp. - Class A (b)	713,092
7,934	Lennar Corp. - Class B	615,599
3,596	Mohawk Industries, Inc. (a)	637,931
9,201	Newell Rubbermaid, Inc. (b)	203,710
88	NVR, Inc. (a)	421,879
3,320	PulteGroup, Inc.	152,455
3,701	Roku, Inc. (a)	1,159,708
17,220	Tempur Sealy International, Inc.	799,180
9,245	Toll Brothers, Inc.	511,156
1,526	Whirlpool Corp. (b)	311,090

		6,569,899

	Household Products - 1.22%
4,244	Church & Dwight, Inc. (b)	350,427
3,274	Clorox Co. (b)	542,207
12,247	Colgate-Palmolive Co.	925,628
5,589	Kimberly-Clark Corp.	740,207
14,135	Spectrum Brands Holdings, Inc.	1,352,296
31,546	The Procter & Gamble Co.	4,410,131

		8,320,896

	Independent Power and Renewable Electricity Producers - 0.40%
15,849	AES Corp.	361,833
8,144	Brookfield Renewable Corp. - Class A - ADR	316,068
32,743	NRG Energy, Inc.	1,336,897
42,869	Vistra Energy Corp.	733,060

		2,747,858

	Industrial Conglomerates - 0.41%
5,111	3M Co.	896,572
1,722	Carlisle Companies, Inc.	342,316
9,938	General Electric Co.	1,023,912
2,136	Honeywell International, Inc.	453,430
26	Seaboard Corp.	106,600

		2,822,830

	Insurance - 2.78%
4,798	American Financial Group, Inc.	603,732
9,677	American International Group, Inc.	531,171
5,074	Aon PLC - Class A - ADR	1,449,997
4,501	Arthur J. Gallagher & Co.	669,074
2,156	Assurant, Inc.	340,109
9,397	Assured Guaranty, Ltd. - ADR	439,874
30,431	Berkshire Hathaway, Inc. - Class B (a)	8,305,837

Number of Shares		Value
	Insurance (Continued)
2,336	Chubb, Ltd. - ADR	$405,249
4,626	Cincinnati Financial Corp. (b)	528,382
1,183	Erie Indemnity Co. - Class A (b)	211,071
6,142	Fidelity National Financial, Inc.	278,478
5,187	First American Financial Corp.	347,788
3,585	Hartford Financial Services Group, Inc.	251,846
4,804	Marsh & McLennan Cos., Inc.	727,470
3,654	Mercury General Corp.	203,418
13,584	MetLife, Inc.	838,540
22,729	Old Republic International Corp.	525,722
3,650	Principal Financial Group, Inc.	235,060
3,302	Prudential Financial, Inc. (b)	347,370
1,564	Reinsurance Group of America, Inc.	174,011
4,147	The Allstate Corp.	527,955
5,567	The Progressive Corp.	503,201
21,269	Unum Group	533,001

		18,978,356

	Interactive Media & Services - 5.64%
4,511	Alphabet, Inc. - Class A (a)	12,060,249
4,506	Alphabet, Inc. - Class C (a)	12,009,887
35,570	Facebook, Inc. - Class A (a)	12,072,102
8,345	Match Group, Inc. (a)	1,310,082
9,384	Pinterest, Inc. - Class A (a)(b)	478,115
9,655	Twitter, Inc. (a)	583,065

		38,513,500

	Internet & Direct Marketing Retail - 3.89%
6,337	Amazon.com, Inc. (a)	20,817,298
107	Booking Holdings, Inc. (a)	254,004
10,940	eBay, Inc.	762,190
4,795	Etsy, Inc. (a)(b)	997,168
2,712	Expedia Group, Inc. (a)	444,497
178,286	Qurate Retail, Inc. - Series A (b)	1,816,734
5,609	Wayfair, Inc. - Class A (a)(b)	1,433,156

		26,525,047

	IT Services - 4.15%
9,809	Accenture PLC - Class A - ADR	3,138,095
2,745	Akamai Technologies, Inc. (a)	287,100
20,408	Alliance Data Systems Corp. (b)	2,058,963
6,776	Amdocs, Ltd. - ADR	513,011
4,324	Automatic Data Processing, Inc.	864,454
4,085	Black Knight, Inc. (a)	294,120
4,386	Booz Allen Hamilton Holding Corp.	348,029
1,036	Broadridge Financial Solutions, Inc.	172,639
3,214	CACI International, Inc. - Class A (a)	842,389
6,241	Cloudflare, Inc. - Class A (a)(b)	703,049
12,604	Cognizant Technology Solutions Corp. - Class A	935,343
5,504	Concentrix Corp. (a)	974,208
39,838	DXC Technology Co. (a)	1,338,955
1,029	EPAM Systems, Inc. (a)	587,024
2,360	Euronet Worldwide, Inc. (a)	300,381
5,441	Fidelity National Information Services, Inc.	662,061
8,576	Fiserv, Inc. (a)(b)	930,496
556	FleetCor Technologies, Inc. (a)	145,266
2,239	Gartner, Inc. (a)	680,387
8,668	Genpact, Ltd. - ADR	411,817
2,241	Global Payments, Inc.	353,137
3,004	GoDaddy, Inc. - Class A (a)	209,379
8,027	MasterCard, Inc. - Class A	2,790,827

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
399	MongoDB, Inc. (a)	$188,133
3,834	Paychex, Inc.	431,133
9,614	PayPal Holdings, Inc. (a)	2,501,659
5,737	Science Applications International Corp.	490,858
39,169	SolarWinds Corp.	655,297
3,052	Square, Inc. - Class A (a)(b)	731,992
12,400	The Western Union Co. (b)	250,728
2,820	VeriSign, Inc. (a)	578,128
13,119	Visa, Inc. - Class A (b)	2,922,257

		28,291,315

	Leisure Products - 0.53%
2,462	Brunswick Corp.	234,555
49,779	Mattel, Inc. (a)(b)	923,898
5,834	Peloton Interactive, Inc. - Class A (a)	507,850
2,175	Polaris Industries, Inc. (b)	260,260
3,080	Pool Corp.	1,337,983
4,194	YETI Holdings, Inc. (a)(b)	359,384

		3,623,930

	Life Sciences Tools & Services - 1.30%
2,919	10X Genomics, Inc. - Class A (a)	424,948
679	Bio-Rad Laboratories, Inc. - Class A (a)	506,500
899	Bio-Techne Corp.	435,628
7,407	Bruker Corp. (b)	578,487
1,963	Charles River Laboratories International, Inc. (a)	810,071
1,331	Illumina, Inc. (a)	539,867
1,686	IQVIA Holdings, Inc. (a)	403,865
702	Mettler-Toledo International, Inc. (a)	966,907
4,884	PPD, Inc. (a)	228,522
7,624	QIAGEN NV - ADR (a)	394,008
6,602	Syneos Health, Inc. (a)	577,543
3,637	Thermo Fisher Scientific, Inc.	2,077,927
2,689	Waters Corp. (a)	960,780

		8,905,053

	Machinery - 2.08%
9,463	AGCO Corp.	1,159,501
5,687	Caterpillar, Inc.	1,091,733
2,295	Crane Co.	217,589
1,837	Cummins, Inc.	412,517
2,461	Deere & Co.	824,607
4,671	Donaldson Co., Inc.	268,162
3,131	Dover Corp.	486,871
30,199	Gates Industrial Corp PLC - ADR (a)	491,338
8,424	Graco, Inc. (b)	589,427
4,569	Illinois Tool Works, Inc.	944,093
4,146	Ingersoll Rand, Inc. (a)	209,000
3,945	Lincoln Electric Holdings, Inc. (b)	508,077
1,529	Nordson Corp.	364,131
10,509	Oshkosh Corp.	1,075,806
6,669	Otis Worldwide Corp.	548,725
671	Parker-Hannifin Corp.	187,625
9,080	Pentair PLC - ADR	659,480
2,769	Snap-on, Inc. (b)	578,583
977	Stanley Black & Decker, Inc.	171,278
1,590	The Middleby Corp. (a)	271,111
10,471	The Timken Co.	685,013
8,081	The Toro Co.	787,170
2,717	Valmont Industries, Inc.	638,821

Number of Shares		Value
	Machinery (Continued)
4,106	Wabtec Corp.	$353,978
5,364	Xylem, Inc.	663,420

		14,188,056

	Marine - 0.12%
16,800	Kirby Corp. (a)	805,728

	Media - 1.60%
1,039	Charter Communications, Inc. - Class A (a)(b)	755,935
28,552	Comcast Corp. - Class A	1,596,913
19,791	Discovery Communications, Inc. - Series A (a)(b)	502,296
36,150	Discovery Communications, Inc. - Series C (a)(b)	877,361
12,579	Fox Corp. - Class A (b)	504,544
12,322	Fox Corp. - Class B	457,393
17,355	Liberty Media Corp.-Liberty SiriusXM - Class A (a)	818,635
19,072	Liberty Media Corp.-Liberty SiriusXM - Class C (a)	905,348
19,031	News Corp. - Class A	447,799
17,663	News Corp. - Class B	410,311
4,801	Nexstar Media Group, Inc. - Class A	729,560
79,835	Sirius XM Holdings, Inc. (b)	486,994
17,611	The Interpublic Group of Companies, Inc.	645,795
9,360	The New York Times Co. - Class A	461,167
15,819	ViacomCBS, Inc. - Class A	665,505
16,083	ViacomCBS, Inc. - Class B	635,439

		10,900,995

	Metals & Mining - 1.01%
16,838	Alcoa Corp. (a)	824,052
26,078	Cleveland-Cliffs, Inc. (a)(b)	516,605
23,508	Freeport-McMoRan, Inc.	764,715
8,363	Nucor Corp. (b)	823,672
10,192	Reliance Steel & Aluminum Co. (b)	1,451,545
7,180	Southern Copper Corp.	403,085
10,838	Steel Dynamics, Inc. (b)	633,806
68,579	United States Steel Corp. (b)	1,506,681

		6,924,161

	Multiline Retail - 1.13%
2,895	Burlington Stores, Inc. (a)(b)	820,935
5,005	Dollar General Corp.	1,061,761
2,542	Dollar Tree, Inc. (a)	243,320
53,654	Kohl’s Corp. (b)	2,526,567
22,511	Nordstrom, Inc. (a)(b)	595,416
3,830	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	230,872
9,718	Target Corp.	2,223,187

		7,702,058

	Multi-Utilities - 0.20%
2,392	Alliant Energy Corp.	133,904
5,853	CenterPoint Energy, Inc. (b)	143,984
2,724	Consolidated Edison, Inc.	197,735
1,880	DTE Energy Co.	210,015
8,698	MDU Resources Group, Inc.	258,070
4,107	Public Service Enterprise Group, Inc.	250,116
1,114	Sempra Energy	140,921

		1,334,745

	Oil, Gas & Consumable Fuels - 0.86%
50,675	Antero Midstream Corp. (b)	528,033

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
6,363	Cheniere Energy, Inc. (a)	$621,474
2,524	Chevron Corp.	256,060
5,575	Cimarex Energy Co.	486,140
5,089	Continental Resources, Inc. (b)	234,857
15,291	Devon Energy Corp.	542,983
13,457	Exxon Mobil Corp.	791,541
63,895	Marathon Oil Corp.	873,445
17,917	Occidental Petroleum Corp.	529,985
5,227	ONEOK, Inc.	303,114
14,829	Targa Resources Corp.	729,735

		5,897,367

	Paper & Forest Products - 0.11%
11,849	Louisiana-Pacific Corp.	727,173

	Personal Products - 0.29%
15,613	Herbalife Nutrition, Ltd. - ADR (a)(b)	661,679
4,379	The Estee Lauder Cos., Inc. - Class A	1,313,393

		1,975,072

	Pharmaceuticals - 3.72%
17,992	Abbott Laboratories	2,125,395
27,326	AbbVie, Inc.	2,947,656
34,399	Bristol-Myers Squibb Co.	2,035,389
12,163	Eli Lilly & Co.	2,810,261
5,588	Jazz Pharmaceuticals PLC - ADR (a)	727,613
38,120	Johnson & Johnson	6,156,380
30,850	Merck & Co., Inc.	2,317,144
5,921	Perrigo Co. PLC - ADR	280,241
62,531	Pfizer, Inc.	2,689,458
147,824	Viatris, Inc.	2,003,015
6,769	Zoetis, Inc.	1,314,134

		25,406,686

	Professional Services - 0.50%
3,107	FTI Consulting, Inc. (a)	418,513
2,284	IHS Markit, Ltd. - ADR	266,360
16,220	ManpowerGroup, Inc.	1,756,302
9,792	Robert Half International, Inc.	982,431

		3,423,606

	Real Estate Management & Development - 0.61%
8,902	CBRE Group, Inc. - Class A (a)	866,699
3,508	Howard Hughes Corp. (a)	308,037
12,044	Jones Lang LaSalle, Inc. (a)	2,987,996

		4,162,732

	Road & Rail - 0.82%
1,063	AMERCO	686,730
1,219	J.B. Hunt Transport Services, Inc.	203,841
885	Kansas City Southern	239,516
11,845	Knight-Swift Transportation Holdings, Inc.	605,872
4,683	Landstar System, Inc.	739,071
1,548	Old Dominion Freight Line, Inc.	442,697
32,781	Ryder System, Inc.	2,711,317

		5,629,044

	Semiconductors & Semiconductor Equipment - 4.93%
25,205	Advanced Micro Devices, Inc. (a)	2,593,594
1,850	Analog Devices, Inc.	309,838
16,998	Applied Materials, Inc.	2,188,153
4,757	Broadcom, Inc.	2,306,812

Number of Shares		Value
	Semiconductors & Semiconductor Equipment (Continued)
10,536	Cirrus Logic, Inc. (a)	$867,640
5,231	Entegris, Inc. (b)	658,583
1,926	First Solar, Inc. (a)	183,856
78,985	Intel Corp.	4,208,321
3,672	KLA-Tencor Corp.	1,228,321
3,314	Lam Research Corp.	1,886,163
2,301	Marvell Technology, Inc.	138,773
3,440	Microchip Technology, Inc. (b)	528,006
12,099	Micron Technology, Inc. (a)	858,787
3,761	MKS Instruments, Inc.	567,572
2,014	Monolithic Power Systems, Inc.	976,145
33,816	NVIDIA Corp.	7,005,323
28,065	ON Semiconductor Corp. (a)	1,284,535
5,954	Qorvo, Inc. (a)	995,449
5,069	Skyworks Solutions, Inc.	835,270
9,410	Teradyne, Inc.	1,027,290
12,913	Texas Instruments, Inc.	2,482,008
3,362	Xilinx, Inc.	507,628

		33,638,067

	Software - 9.82%
6,884	Adobe Systems, Inc. (a)	3,963,256
2,056	Alteryx, Inc. - Class A (a)	150,294
10,491	Anaplan, Inc. (a)	638,797
701	ANSYS, Inc. (a)	238,655
3,032	Aspen Technology, Inc. (a)	372,330
2,761	Atlassian Corp. PLC - Class A - ADR (a)	1,080,711
4,176	Autodesk, Inc. (a)	1,190,870
4,335	Bentley Systems, Inc. - Class B	262,874
9,281	Cadence Design System, Inc. (a)	1,405,515
6,297	CDK Global, Inc.	267,937
7,015	Citrix Systems, Inc.	753,200
3,312	Crowdstrike Holdings, Inc. - Class A (a)(b)	814,023
2,284	Datadog, Inc. - Class A (a)	322,843
5,328	DocuSign, Inc. (a)	1,371,587
15,701	Dropbox, Inc. - Class A (a)	458,783
2,266	Elastic NV - ADR (a)	337,611
2,198	Fair Isaac Corp. (a)(b)	874,650
2,954	Five9, Inc. (a)	471,872
4,479	Fortinet, Inc. (a)	1,308,047
924	HubSpot, Inc. (a)(b)	624,707
2,764	Intuit, Inc.	1,491,206
2,523	Jack Henry & Associates, Inc. (b)	413,923
9,498	Manhattan Associates, Inc. (a)	1,453,479
115,262	Microsoft Corp.	32,494,663
3,458	New Relic, Inc. (a)	248,181
36,086	NortonLifeLock, Inc.	912,976
14,379	Nutanix, Inc. - Class A (a)	542,088
21,715	Oracle Corp.	1,892,028
16,714	Palantir Technologies, Inc. - Class A (a)	401,804
6,247	Pegasystems, Inc.	793,994
2,424	PTC, Inc. (a)	290,371
4,350	RingCentral, Inc. - Class A (a)	946,125
7,232	salesforce.com, Inc. (a)	1,961,463
3,026	ServiceNow, Inc. (a)	1,882,989
4,102	Smartsheet, Inc. - Class A (a)	282,300
1,694	Splunk, Inc. (a)	245,139
8,722	SS&C Technologies Holdings, Inc.	605,307
3,819	Synopsys, Inc. (a)	1,143,447
4,604	The Trade Desk, Inc. - Class A (a)(b)	323,661
301	Tyler Technologies, Inc. (a)	138,054

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
1,673	VMware, Inc. - Class A (a)(b)	$248,775
1,949	Workday, Inc. - Class A (a)	487,036
3,681	Zendesk, Inc. (a)	428,432
1,758	Zoom Video Communications, Inc. - Class A (a)	459,717

		66,995,720

	Specialty Retail - 4.41%
1,551	Advance Auto Parts, Inc.	323,988
28,390	AutoNation, Inc. (a)(b)	3,456,766
788	AutoZone, Inc. (a)	1,338,016
22,129	Bath & Body Works, Inc.	1,394,791
9,523	Best Buy Co., Inc. (b)	1,006,676
12,449	Dick’s Sporting Goods, Inc. (b)	1,491,017
1,655	Five Below, Inc. (a)	292,621
3,902	Floor & Decor Holdings, Inc. - Class A (a)	471,323
21,024	Foot Locker, Inc.	959,956
4,026	GameStop Corp. - Class A (a)(b)	706,442
706	Lithia Motors, Inc.	223,830
13,483	Lowe’s Cos., Inc.	2,735,161
1,882	O’Reilly Automotive, Inc. (a)	1,150,015
25,619	Penske Automotive Group, Inc. (b)	2,577,271
2,275	Ross Stores, Inc.	247,634
4,953	Sherwin-Williams Co.	1,385,503
31,864	The Gap, Inc. (b)	723,313
15,968	The Home Depot, Inc.	5,241,656
11,603	The TJX Cos., Inc.	765,566
4,976	Tractor Supply Co.	1,008,187
2,472	Ulta Beauty, Inc. (a)	892,194
7,376	Victoria’s Secret & Co. (a)	407,598
7,145	Williams Sonoma, Inc. (b)	1,267,023

		30,066,547

	Technology Hardware, Storage & Peripherals - 6.01%
235,379	Apple, Inc.	33,306,129
3,416	Dell Technologies, Inc. - Class C (a)	355,401
39,209	Hewlett Packard Enterprise Co. (b)	558,728
15,995	HP, Inc.	437,623
9,508	International Business Machines Corp.	1,320,946
25,925	NCR Corp. (a)(b)	1,004,853
9,717	NetApp, Inc.	872,198
26,967	Pure Storage, Inc. - Class A (a)	678,490
18,643	Teradata Corp. (a)(b)	1,069,176
71,530	Xerox Holdings Corp.	1,442,760

		41,046,304

	Textiles, Apparel & Luxury Goods - 1.81%
19,525	Capri Holdings, Ltd. - ADR (a)	945,205
4,409	Carter’s, Inc. (b)	428,731
5,320	Columbia Sportswear Co. (b)	509,869
1,168	Deckers Outdoor Corp. (a)	420,713
14,530	Hanesbrands, Inc. (b)	249,335
4,124	lululemon athletica, Inc. (a)	1,668,983
17,729	NIKE, Inc. - Class B	2,574,783
14,039	PVH Corp. (a)	1,443,069
4,096	Ralph Lauren Corp. (b)	454,820
11,450	Skechers U.S.A., Inc. - Class A (a)	482,274
29,781	Tapestry, Inc.	1,102,493
41,942	Under Armour, Inc. - Class A (a)(b)	846,389
38,142	Under Armour, Inc. - Class C (a)	668,248
8,220	VF Corp. (b)	550,658

		12,345,570

Number of Shares		Value
	Thrifts & Mortgage - 0.04%
13,215	TFS Financial Corp.	$251,878

	Tobacco - 0.34%
3,774	Altria Group, Inc.	171,793
22,856	Philip Morris International, Inc.	2,166,520

		2,338,313

	Trading Companies & Distributors - 0.60%
16,968	Fastenal Co.	875,719
7,154	MSC Industrial Direct Co., Inc. - Class A	573,679
1,529	United Rentals, Inc. (a)	536,572
34,574	Univar, Inc. (a)	823,553
2,021	W.W. Grainger, Inc.	794,374
1,774	Watsco, Inc. (b)	469,436

		4,073,333

	Total Common Stocks (Cost $362,171,576)	645,670,300

	INVESTMENT COMPANIES - 3.22%
	Exchange Traded Funds - 3.22%
55,695	Vanguard S&P 500 ETF (b)	21,966,108

	Total Investment Companies (Cost $16,453,185)	21,966,108

	REAL ESTATE INVESTMENT TRUSTS - 1.29%
	Real Estate Investment Trusts - 1.29%
38,540	AGNC Investment Corp. (b)	607,776
1,416	Alexandria Real Estate Equities, Inc.	270,555
8,245	American Homes 4 Rent - Class A	314,299
44,066	Annaly Capital Management, Inc. (b)	371,036
1,256	AvalonBay Communities, Inc.	278,380
13,667	Brixmor Property Group, Inc.	302,177
3,843	Camden Property Trust	566,727
926	CoreSite Realty Corp.	128,288
740	Crown Castle International Corp.	128,257
14,306	CubeSmart	693,126
2,815	Digital Realty Trust, Inc. (b)	406,627
5,640	Duke Realty Corp.	269,987
4,176	Extra Space Storage, Inc.	701,526
3,666	Highwoods Properties, Inc.	160,791
6,947	Invitation Homes, Inc.	266,279
14,701	Iron Mountain, Inc. (b)	638,758
6,137	Life Storage, Inc.	704,159
3,457	Mid-America Apartment Communities, Inc.	645,595
1,610	Prologis, Inc.	201,942
2,483	Public Storage	737,699
2,606	UDR, Inc.	138,066
9,823	Weyerhaeuser Co.	349,404

	Total Real Estate Investment Trusts (Cost $8,349,895)	8,881,454

	SHORT TERM INVESTMENTS - 0.85%
	Money Market Funds - 0.85%
5,772,479	DWS Government Money Market Series -Institutional Shares Effective Yield 0.04% (c)	5,772,479

	Total Short Term Investments (Cost $5,772,479)	5,772,479

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Units		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.38%
	Investments Purchased with Proceeds from Securities Lending Collateral - 13.38%
91,304,888	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield 0.09% (c)	$91,304,888

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $91,304,888)	91,304,888

	Total Investments (Cost $484,052,023) - 113.34%	773,595,229
	Liabilities in Excess of Other Assets - (13.34)%	(91,068,786)

	TOTAL NET ASSETS - 100.00%	$682,526,443

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2021.

Glossary of Terms

ADR	-	American Depositary Receipt

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS - 86.80%
	Argentina - 0.25%
382	Globant SA - ADR (a)	$107,346
26,700	YPF SA - ADR (a)	124,422

		231,768

	Bermuda - 0.15%
39,664	Hopson Development Holdings Ltd.	141,226

	Brazil - 3.06%
43,485	Ambev SA	122,412
40,245	B3 SA - Brasil Bolsa Balcao	94,446
18,352	Banco do Brasil SA	97,729
9,447	Banco Inter SA	80,926
31,060	BB Seguridade Participacoes SA	113,614
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	107,913
23,742	Cia Siderurgica Nacional SA	125,473
49,607	JBS SA	336,862
49,351	Magazine Luiza SA	130,135
13,627	Natura & Co., Holding SA (a)	114,131
54,732	Petroleo Brasileiro SA	281,914
50,179	Raia Drogasil SA	214,233
9,594	SUZANO SA (a)	95,134
49,899	Vale SA	695,008
51,477	Via SA (a)	72,786
19,458	WEG SA	141,136

		2,823,852

	Cayman Islands - 3.29%
4,422	360 DigiTech, Inc. - ADR (a)	89,855
171,507	China Evergrande Group	64,796
54,638	China Feihe, Ltd.	92,094
26,659	China Meidong Auto Holdings, Ltd.	134,139
56,272	Chinasoft International, Ltd.	99,383
1,983	Daqo New Energy Corp. - ADR (a)	113,031
35,948	Gaotu Techedu, Inc. - ADR (a)(b)	110,360
34,267	Haidilao International Holding, Ltd.	131,270
26,013	Haitian International Holdings Ltd.	80,709
9,511	Hello Group, Inc. - ADR	100,626
24,858	Meituan - Class B (a)	793,503
7,132	NIO, Inc. - ADR - ADR (a)	254,113
2,434	Pinduoduo, Inc. - ADR (a)(b)	220,691
1,563	Silergy Corp.	227,344
76,974	Topsports International Holdings, Ltd.	87,420
16,403	Wuxi Biologics Cayman, Inc. (a)	266,062
62,913	Xiaomi Corp. - Class B (a)	172,789

		3,038,185

	Chile - 0.43%
96,093	Cencosud SA	185,834
10,611	Cia Cervecerias Unidas SA	94,206
34,490	Falabella SA	120,809

		400,849

	China - 17.38%
373,865	Agricultural Bank of China, Ltd. - Series H	128,434
18,674	Alibaba Group Holding, Ltd. - ADR (a)	2,764,686
25,182	Anhui Conch Cement Co., Ltd. - Series H	136,019
14,532	ANTA Sports Products, Ltd.	274,415
2,593	Baidu, Inc. - ADR (a)	398,674
877,670	Bank of China, Ltd. - Series H	310,112
246,960	Bank of Communications Co., Ltd. - Series H	146,175
4,540	Baozun, Inc. - ADR (a)	79,586

Number of Shares		Value
	China (Continued)
5,713	BYD Co., Ltd. - Series H	$177,574
569,672	China Cinda Asset Management Co., Ltd. - Series H	96,206
268,528	China CITIC Bank Corp., Ltd. - Series H	121,033
324,598	China Communications Services Corp., Ltd. - Series H	179,509
780,597	China Construction Bank Corp. - Series H	557,099
347,000	China Everbright Bank Co., Ltd. - Series H	122,142
185,323	China Hongqiao Group, Ltd.	235,190
68,256	China Longyuan Power Group Corp. Ltd. - Series H	167,487
26,705	China Merchants Bank Co., Ltd. - Series H	212,522
170,617	China National Building Material Co., Ltd. - Series H	229,509
273,247	China Petroleum & Chemical Corp. - Series H	134,654
440,260	China Resources Pharmaceutical Group, Ltd.	216,087
162,656	COSCO SHIPPING Holdings Co., Ltd. - Series H (a)	246,819
177,622	CSPC Pharmaceutical Group, Ltd.	211,966
151,783	Dongfeng Motor Group Co., Ltd. - Series H	135,163
8,961	ENN Energy Holdings, Ltd.	147,798
17,510	Flat Glass Group Co., Ltd. - Series H	81,935
5,619	Ganfeng Lithium Co., Ltd. - Series H	98,453
50,659	Great Wall Motor Co., Ltd. - Series H	186,401
131,777	Guangzhou R&F Properties Co., Ltd. - Series H	101,399
500,755	Industrial & Commercial Bank of China Ltd. - Series H	277,581
7,323	JD.com, Inc. - ADR (a)	529,013
305,806	Kaisa Group Holdings, Ltd.	83,211
26,511	Kingsoft Corp., Ltd.	105,550
158,377	Lenovo Group, Ltd.	206,718
47,695	Li Ning Co., Ltd.	549,720
4,590	NetEase, Inc. - ADR	391,986
42,977	New Oriental Education & Technology Group, Inc. -ADR (a)	88,103
18,870	Nongfu Spring Co., Ltd. - Series H	95,537
242,544	PetroChina Co. - Series H	113,599
172,318	PICC Property & Casualty Co., Ltd. - Series H	167,160
52,932	Ping An Insurance Group Co. of China, Ltd. - Series H	362,022
57,018	Shanghai Pharmaceuticals Holding Co., Ltd. - Series H	110,512
67,572	Sinotruk Hong Kong, Ltd.	100,091
46,301	Sunac China Holdings Ltd.	98,690
5,944	Sunny Optical Technology Group Co., Ltd.	155,643
19,186	TAL Education Group - ADR (a)	92,860
58,397	Tencent Holdings, Ltd.	3,486,228
136,824	Tingyi Cayman Islands Holding Corp.	254,399
14,454	Vipshop Holdings, Ltd. - ADR (a)	161,017
51,925	Xinjiang Goldwind Science & Technology Co., Ltd. -Series H	109,189
59,945	Yanzhou Coal Mining Co., Ltd. - Series H	113,040
20,942	Yihai International Holding, Ltd.	116,705
5,175	Yum China Holdings, Inc.	300,719
74,293	Zijin Mining Group Co., Ltd. - Series H	90,226

		16,056,566

	Cyprus - 0.26%
2,617	TCS Group Holding PLC (d)	237,968

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Czech Republic - 0.11%
3,091	CEZ AS	$100,558

	Egypt - 0.33%
72,281	Commercial International Bank Egypt SAE (a)	195,543
120,230	Fawry for Banking & Payment Technology Services SAE (a)	108,564

		304,107

	Hong Kong - 2.40%
34,569	Beijing Enterprises Holdings, Ltd.	137,982
332,982	Bosideng International Holdings, Ltd.	235,512
378,009	China Jinmao Holdings Group, Ltd.	135,836
40,216	China Mengniu Dairy Co., Ltd.	258,984
15,171	China Resources Beer Holdings Co., Ltd.	112,205
39,795	China Resources Power Holdings Co., Ltd.	114,292
96,339	China Taiping Insurance Holdings Co., Ltd.	145,771
188,762	CIFI Holdings Group Co., Ltd.	128,143
114,461	CITIC Ltd.	121,184
43,417	Kingboard Chemical Holdings, Ltd.	196,487
195,089	Kunlun Energy Co., Ltd.	203,133
134,762	Sino Biopharmaceutical, Ltd.	111,818
163,677	Sun Art Retail Group Ltd.	75,684
37,146	The Wharf Holdings, Ltd.	122,875
122,592	Yuexiu Property Co., Ltd.	114,865

		2,214,771

	Hungary - 0.28%
16,022	MOL Hungarian Oil & Gas Plc	133,108
2,174	OTP Bank Plc (a)	127,207

		260,315

	India - 13.17%
2,969	ACC, Ltd.	89,836
8,456	Adani Enterprises Ltd.	166,730
14,168	Adani Ports & Special Economic Zone, Ltd.	140,289
8,380	Adani Total Gas Ltd.	159,547
7,479	Adani Transmission, Ltd. (a)	156,296
16,964	AMBUJA CEMENTS Ltd.	91,167
2,929	Apollo Hospitals Enterprise, Ltd.	176,270
6,122	Asian Paints, Ltd.	266,863
12,157	Aurobindo Pharma, Ltd.	118,261
1,287	Bajaj Finance, Ltd.	132,430
428	Bajaj Finserv, Ltd.	102,314
3,118	Balkrishna Industries, Ltd.	105,981
8,741	Berger Paints India, Ltd.	95,010
14,995	Bharat Petroleum Corp., Ltd.	86,941
1,778	Britannia Industries Ltd.	94,410
14,421	Cholamandalam Investment and Finance Co., Ltd.	108,866
9,076	Cipla, Ltd.	119,996
7,870	Colgate-Palmolive India, Ltd.	176,574
15,965	Dabur India, Ltd.	132,475
3,167	Divi’s Laboratories, Ltd.	204,478
22,157	DLF Ltd.	123,542
3,169	Dr. Reddy’s Laboratories, Ltd.	207,887
14,668	Grasim Industries, Ltd.	328,610
10,325	Havells India, Ltd.	189,801
36,488	HCL Technologies, Ltd.	625,822
4,354	HDFC Asset Management Co., Ltd.	169,919
45,384	Hindalco Industries, Ltd.	297,065
41,252	Hindustan Petroleum Corp Ltd.	166,295
4,109	Hindustan Unilever, Ltd.	149,412

Number of Shares		Value
	India (Continued)
10,869	Housing Development Finance Corp., Ltd.	$401,695
25,648	ICICI Bank, Ltd.	241,007
126,848	Indian Oil Corp Ltd.	212,868
49,979	Infosys, Ltd.	1,120,541
4,904	Ipca Laboratories, Ltd.	158,720
15,477	JSW Steel Ltd.	138,276
4,646	Larsen & Toubro Infotech, Ltd.	359,248
4,268	Larsen & Toubro, Ltd.	97,623
8,952	Mahindra & Mahindra, Ltd.	96,401
19,797	Marico, Ltd.	146,078
5,758	Muthoot Finance, Ltd.	112,018
883	Nestle India, Ltd.	230,709
142,033	Oil & Natural Gas Corp., Ltd.	274,592
370	Page Industries, Ltd.	157,596
4,322	Pidilite Industries, Ltd.	138,399
125,009	REC, Ltd.	264,567
12,784	Reliance Industries, Ltd.	432,672
3,138	Siemens Ltd.	89,803
16,763	State Bank of India	101,615
10,654	Tata Consultancy Services, Ltd.	539,926
45,516	Tata Motors, Ltd. (a)	202,290
20,359	Tata Steel, Ltd.	350,361
17,092	Tech Mahindra, Ltd.	316,442
3,068	Torrent Pharmaceuticals, Ltd.	127,121
1,104	UltraTech Cement, Ltd.	109,546
108,869	Vedanta, Ltd.	418,828
40,542	Wipro, Ltd.	344,380

		12,166,409

	Indonesia - 1.19%
1,216,789	Adaro Energy Tbk PT	148,744
637,700	Aneka Tambang Tbk PT	101,038
280,521	Astra International Tbk PT	107,105
233,522	Indah Kiat Pulp & Paper Corp. Tbk PT	138,842
296,654	Indofood Sukses Makmur Tbk PT	131,244
1,215,482	Kalbe Farma Tbk PT	121,121
463,270	Telekomunikasi Indonesia Persero Tbk PT	118,628
562,705	Tower Bersama Infrastructure Tbk PT	115,949
428,294	Unilever Indonesia Tbk PT	118,120

		1,100,791

	Luxembourg - 0.14%
14,630	Adecoagro SA - ADR (a)	132,109

	Mexico - 1.75%
400,485	America Movil SAB de CV - Series L	354,473
484,811	Cemex SAB de CV (a)	350,194
70,159	Grupo Bimbo SAB de CV - Series A	197,172
15,145	Grupo Financiero Banorte SAB de CV - Series O	97,063
53,835	Grupo Mexico SAB de CV - Series B	214,073
35,712	Orbia Advance Corp SAB de CV	91,679
93,130	Wal-Mart de Mexico SAB de CV	315,599

		1,620,253

	Pakistan - 0.09%
19,471	Lucky Cement, Ltd. (a)	82,495

	Philippines - 0.38%
4,248	Globe Telecom, Inc.	248,309
27,141	International Container Terminal Services, Inc.	103,662

		351,971

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Poland - 0.99%
3,538	Bank Polska Kasa Opieki SA	$91,458
2,908	Dino Polska SA (a)	242,891
62,574	Orange Polska SA (a)	126,173
62,689	PGE Polska Grupa Energetyczna SA (a)	140,102
5,056	Polski Koncern Naftowy Orlen SA	104,167
69,306	Polskie Gornictwo Naftowe i Gazownictwo SA	112,526
9,126	Powszechna Kasa Oszczednosci Bank Polski SA (a)	96,622

		913,939

	Peru - 0.13%
2,154	Southern Copper Corp.	120,926

	Qatar - 0.86%
91,205	Masraf Al Rayan QSC	112,196
137,960	Ooredoo QPSC	278,080
27,710	Qatar Islamic Bank SAQ	138,893
50,280	Qatar National Bank QPSC	264,450

		793,619

	Republic of Korea - 13.13%
925	Amorepacific Corp.	138,361
512	Celltrion, Inc. (a)	111,216
8,743	Cheil Worldwide, Inc.	166,989
467	CJ CheilJedang Corp.	160,681
1,860	CJ Corp.	153,738
791	CJ ENM Co. Ltd.	100,232
3,929	DB Insurance Co., Ltd.	210,216
2,652	Doosan Bobcat, Inc. (a)	88,420
353	Ecopro BM Co., Ltd.	137,056
784	E-MART, Inc.	107,929
6,073	GS Engineering & Construction Corp.	216,327
5,093	GS Holdings Corp.	190,125
5,533	Hana Financial Group, Inc.	215,078
4,323	Hankook Tire Co., Ltd.	156,663
4,996	HMM Co., Ltd. (a)	140,918
4,188	Hyundai Engineering & Construction Co., Ltd.	179,188
960	Hyundai Heavy Industries Co., Ltd. (a)	81,584
441	Hyundai Mobis Co., Ltd.	93,059
5,226	Hyundai Steel Co.	205,216
16,741	Industrial Bank of Korea	147,502
2,555	Kakao Corp.	251,280
4,354	KB Financial Group, Inc.	202,494
5,113	Kia Motors Corp.	345,314
3,628	Korean Air Lines Co., Ltd. (a)	102,156
713	Kumho Petrochemical Co., Ltd.	111,997
342	LG Chemical, Ltd.	221,811
7,824	LG Display Co., Ltd. (a)	123,461
2,269	LG Electronics, Inc.	241,200
236	LG Household & Health Care, Ltd.	266,072
15,796	LG Uplus Corp.	198,567
459	Lotte Chemical Corp.	92,385
46,426	Meritz Securities Co., Ltd.	192,404
594	Naver Corp.	192,733
348	NCSoft Corp.	176,281
9,686	NH Investment & Securities Co., Ltd.	104,300
1,006	Orion Corp.	99,129
13,644	Pan Ocean Co., Ltd.	85,652
3,405	Pearl Abyss Corp. (a)	229,906
1,183	POSCO	325,749
1,195	POSCO Chemical Co., Ltd.	175,841

Number of Shares		Value
	Republic of Korea (Continued)
721	Samsung Electro-Mechanics Co., Ltd.	$106,691
51,401	Samsung Electronics Co., Ltd.	3,186,585
5,094	Samsung Engineering Co., Ltd. (a)	108,415
536	Samsung Fire & Marine Insurance Co., Ltd.	105,911
18,082	Samsung Heavy Industries Co., Ltd. (a)	94,139
243	Samsung SDI Co., Ltd.	145,003
946	Samsung SDS Co., Ltd.	126,927
2,897	Samsung Securities Co., Ltd.	115,724
3,554	Seegene, Inc.	180,222
5,446	Shinhan Financial Group Co., Ltd.	183,964
529	Shinsegae, Inc.	116,535
5,371	SK Hynix, Inc.	459,792
848	SKC CO Ltd.	118,582
3,601	Woongjin Coway Co., Ltd.	224,762
12,323	Woori Financial Group Inc.	120,274

		12,132,756

	Russian Federation - 3.23%
36,195	Gazprom PJSC - ADR (b)	359,778
3,389	LUKOIL PJSC - ADR	320,803
9,067	Magnit PJSC - ADR	152,877
7,479	MMC Norilsk Nickel PJSC - ADR	223,772
4,954	Novolipetsk Steel PJSC - ADR	146,066
5,230	PhosAgro PJSC - ADR (d)	116,524
2,092	Polyus PJSC - GDR - ADR (d)	170,945
13,382	Rosneft Oil Co PJSC - ADR (a)(d)	113,256
30,029	Sberbank of Russia PJSC - ADR	563,044
9,904	Severstal PJSC - GDR - ADR (d)	206,845
21,281	Surgutneftegas OJSC - ADR	105,554
4,243	Tatneft PJSC - ADR	184,167
3,865	X5 Retail Group NV - ADR	124,833
2,515	Yandex NV - Class A - ADR (a)	200,420

		2,988,884

	South Africa - 3.47%
21,809	Absa Group, Ltd.	220,689
5,915	African Rainbow Minerals, Ltd.	75,498
1,408	Anglo American Platinum, Ltd.	121,963
5,801	AngloGold Ashanti, Ltd.	92,937
12,660	Aspen Pharmacare Holdings, Ltd. (a)	227,183
7,292	Bid Corp., Ltd. (a)	156,666
1,210	Capitec Bank Holdings Ltd.	146,168
7,902	Clicks Group, Ltd.	145,722
30,263	FirstRand, Ltd.	129,174
17,627	Gold Fields, Ltd.	144,489
19,194	Impala Platinum Holdings, Ltd.	216,314
4,843	Kumba Iron Ore, Ltd.	159,116
13,842	Mr. Price Group, Ltd.	185,701
19,943	MTN Group, Ltd. (a)	187,318
19,305	MultiChoice Group, Ltd.	147,166
21,482	Nedbank Group, Ltd.	248,999
6,791	Sasol, Ltd. (a)	128,717
27,370	Sibanye Stillwater, Ltd.	83,128
17,604	Standard Bank Group, Ltd.	166,700
57,566	Woolworths Holdings, Ltd.	224,322

		3,207,970

	South Korea - 0.14%
1,482	Lotte Shopping Co., Ltd.	126,765

	Taiwan, Province of China - 16.70%
17,873	Accton Technology Corp.	168,445

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Taiwan, Province of China (Continued)
146,780	Acer, Inc.	$129,338
13,691	Advantech Co., Ltd.	178,422
5,222	Airtac International Group	162,467
20,833	ASE Technology Holding Co., Ltd.	80,599
13,275	Asustek Computer, Inc.	154,178
213,465	AU Optronics Corp.	133,828
69,121	Cathay Financial Holding Co., Ltd.	142,513
34,623	Chailease Holding Co., Ltd.	304,063
366,154	China Development Financial Holding Corp.	185,174
191,655	China Life Insurance Co., Ltd.	198,622
96,454	China Steel Corp.	124,814
19,794	Delta Electronics, Inc.	177,358
11,065	Eclat Textile Co., Ltd.	239,823
113,082	Evergreen Marine Corp. Taiwan, Ltd.	502,373
98,235	Far Eastern New Century Corp.	104,607
36,956	Feng TAY Enterprise Co., Ltd.	284,024
113,733	Fubon Financial Holding Co., Ltd.	310,814
6,782	Globalwafers Co., Ltd.	191,320
115,485	Hon Hai Precision Industry Co., Ltd.	431,061
281,190	Innolux Corp.	169,252
110,366	Inventec Corp.	101,686
56,679	Lite-On Technology Corp.	126,322
19,435	MediaTek, Inc.	625,564
34,179	Micro-Star International Co., Ltd.	157,640
1,531	momo.com, Inc.	88,731
30,678	Nan Ya Plastics Corp.	100,282
10,617	Nan Ya Printed Circuit Board Corp.	163,432
40,473	Nanya Technology Corp.	94,509
22,253	Nien Made Enterprise Co., Ltd.	314,772
16,673	Novatek Microelectronics Corp.	242,239
107,426	Pou Chen Corp.	129,432
33,661	Powertech Technology, Inc.	125,238
26,608	President Chain Store Corp.	267,014
23,737	Realtek Semiconductor Corp.	418,196
84,917	Ruentex Development Co., Ltd.	173,999
427,176	Shin Kong Financial Holding Co., Ltd.	141,942
188,591	SinoPac Financial Holdings Co., Ltd.	93,698
143,342	Taishin Financial Holding Co., Ltd.	92,794
33,743	Taiwan Mobile Co., Ltd.	119,676
269,519	Taiwan Semiconductor Manufacturing Co., Ltd.	5,574,216
19,438	Unimicron Technology Corp.	90,953
138,249	Uni-President Enterprises Corp.	337,762
265,972	United Microelectronics Corp.	602,892
32,634	Vanguard International Semiconductor Corp.	175,164
16,621	Wan Hai Lines, Ltd.	120,142
195,570	Winbond Electronics Corp.	183,382
61,274	WPG Holdings, Ltd.	106,145
46,395	Yang Ming Marine Transport Corp. (a)	195,424
110,540	Yuanta Financial Holding Co Ltd.	97,529

		15,433,870

	Thailand - 1.42%
20,684	Advanced Info Service PCL - NVDR	119,340
121,550	Charoen Pokphand Foods PCL	92,261
61,152	CP ALL PCL - NVDR	114,310
16,203	Delta Electronics Thailand PCL - NVDR	223,620
253,363	Home Product Center PCL - NVDR	101,205
57,354	Krungthai Card PCL	92,289
79,676	Muangthai Capital PCL - NVDR	136,083
125,548	Osotspa PCL - NVDR	125,601

Number of Shares		Value
	Thailand (Continued)
86,589	Sri Trang Gloves Thailand PCL	$79,974
68,680	SRISAWAD CORP PCL - NVDR	126,934
157,731	Thai Union Group PCL	101,160

		1,312,777

	Turkey - 1.08%
176,271	Akbank Turk AS	105,647
18,768	BIM Birlesik Magazalar AS	134,856
59,236	Eregli Demir ve Celik Fabrikalari TAS	109,083
6,144	Ford Otomotiv Sanayi AS	115,955
54,027	KOC Holding AS	137,521
54,502	Turkcell Iletisim Hizmetleri AS	93,516
160,264	Turkiye Garanti Bankasi AS	166,134
235,956	Turkiye Is Bankasi - Series C	137,082

		999,794

	United Arab Emirates - 0.99%
54,071	Abu Dhabi Commercial Bank PJSC	110,042
66,602	Abu Dhabi Islamic Bank PJSC	104,699
134,074	Abu Dhabi National Oil Co. for Distribution PJSC	151,505
98,377	Aldar Properties PJSC	108,739
89,456	Emaar Properties PJSC	98,873
28,075	Emirates NBD Bank PJSC	108,535
19,902	Emirates Telecommunications Group Co. PJSC	130,097
21,596	First Abu Dhabi Bank PJSC	104,536

		917,026

	Total Common Stocks (Cost $55,446,505)	80,212,519

	INVESTMENT COMPANIES - 10.57%
	China - 8.15%
45,606	iShares Core MSCI Emerging Markets ETF (b)	2,816,627
103,066	KraneShares Bosera MSCI China ETF - Class A	4,714,239

		7,530,866

	Saudi Arabia - 2.42%
53,409	iShares MSCI Saudi Arabia ETF (b)	2,232,496

	Total Investment Companies (Cost $7,649,725)	9,763,362

	PREFERRED STOCKS - 2.46%
	Brazil - 1.54%
46,865	Banco Bradesco SA - Preference Shares	179,000
15,725	Bradespar SA - Preference Shares	150,153
14,425	Braskem SA - Series A - Preference Shares (a)	157,183
63,533	Cia Energetica de Minas Gerais - Preference Shares	163,332
87,760	Cia Paranaense de Energia - Series B -Preference Shares	117,803
22,680	Gerdau SA - Preference Shares	112,864
47,999	Itau Unibanco Holding SA - Preference Shares	255,254
58,108	Petroleo Brasileiro SA - Preference Shares	290,233

		1,425,822

	Republic of Korea - 0.92%
393	LG Household & Health Care, Ltd. - Preference Shares	212,338
10,895	Samsung Electronics Co., Ltd. - Preference Shares	635,600

		847,938

	Total Preferred Stocks (Cost $1,604,518)	2,273,760

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	RIGHTS - 0.01%
	Republic of Korea - 0.01%
71	Hyundai Engineering & Construction Co., Ltd. (a)(f)(g)	$0
5,986	Samsung Heavy Industries Co., Ltd. (a)(f)(g)	5,410

		5,410

	Taiwan, Province of China - 0.00% (e)
242	Airtac International Group (a)(f)(g)	1,364
2,397	Fubon Financial Holding Co., Ltd. (a)(f)(g)	1,437
3,941	Fubon Financial Holding Co., Ltd. (a)(f)(g)	2,518

		5,319

	Total Rights (Cost $12,323)	10,729

	SHORT TERM INVESTMENTS - 0.70%
	Money Market Funds - 0.70%
650,598	DWS Government Money Market Series -Institutional Shares Effective Yield 0.04% (c)	650,598

	Total Short Term Investments (Cost $650,598)	650,598

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 3.36%
	Investments Purchased with Proceeds from Securities Lending Collateral - 3.36%
3,100,634	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield 0.09% (c)	3,100,634

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,100,634)	3,100,634

	Total Investments (Cost $68,464,303) - 103.90%	96,011,602
	Liabilities in Excess of Other Assets - (3.90)%	(3,606,885)

	TOTAL NET ASSETS - 100.00%	$92,404,717

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2021.
(d)	Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund’s liquidity guidelines. The value of these securities total $845,538, which represents 0.92% of total net assets.
(e)	Less than 0.01%.
(f)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(g)	As of September 30, 2021, the Valuation Committee has fair valued these securities. The value of these securities were $10,729, which represents 0.01% of total net assets.

Glossary of Terms

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY (Unaudited)

September 30, 2021

COMMON STOCKS
Airlines	0.11%
Auto Components	0.38%
Automobiles	1.75%
Banks	7.77%
Beverages	0.60%
Biotechnology	0.32%
Capital Markets	0.94%
Chemicals	1.46%
Communications Equipment	0.18%
Construction & Engineering	0.78%
Construction Materials	1.72%
Consumer Finance	0.86%
Department Stores	0.14%
Diversified Consumer Services	0.32%
Diversified Financial Services	0.76%
Diversified Telecommunication Services	1.12%
Electric Utilities	0.43%
Electrical Equipment	0.62%
Electronic Equipment, Instruments & Components	2.41%
Entertainment	0.67%
Food & Staples Retailing	2.42%
Food Products	2.85%
Gas Utilities	0.48%
Health Care Equipment & Supplies	0.09%
Health Care Providers & Services	0.31%
Hotels, Restaurants & Leisure	0.47%
Household Durables	0.97%
Household Products	0.45%
Independent Power and Renewable Electricity Producers	0.30%
Industrial Conglomerates	0.66%
Insurance	2.17%
Interactive Media & Services	0.81%
Internet & Direct Marketing Retail	5.13%
Internet Software & Services	0.22%
IT Services	7.92%
Life Sciences Tools & Services	0.51%
Machinery	0.66%
Marine	1.40%
Media	0.34%
Metals & Mining	5.73%
Multiline Retail	0.64%
Oil, Gas & Consumable Fuels	4.38%
Paper & Forest Products	0.25%
Personal Products	0.77%
Pharmaceuticals	1.75%
Real Estate Management & Development	1.62%

Semiconductors & Semiconductor Equipment	13.40%
Software	0.42%
Specialty Retail	0.79%
Technology Hardware, Storage & Peripherals	1.33%
Textiles, Apparel & Luxury Goods	2.02%
Thrifts & Mortgage Finance	0.43%
Trading Companies & Distributors	0.18%
Transportation Infrastructure	0.26%
Water Utilities	0.12%
Wireless Telecommunication Services	1.21%

TOTAL COMMON STOCKS	86.80%

INVESTMENT COMPANIES
Exchange Traded Funds	10.57%

TOTAL INVESTMENT COMPANIES	10.57%

PREFERRED STOCKS
Banks	0.47%
Chemicals	0.17%
Electric Utilities	0.30%
Metals & Mining	0.28%
Oil, Gas & Consumable Fuels	0.31%
Personal Products	0.23%
Semiconductors & Semiconductor Equipment	0.70%

TOTAL PREFERRED STOCKS	2.46%

RIGHTS
Construction & Engineering	0.00%
Insurance	0.00%
Machinery	0.01%

TOTAL RIGHTS	0.01%

SHORT TERM INVESTMENTS
Money Market Funds	0.70%

TOTAL SHORT TERM INVESTMENTS	0.70%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Fund	3.36%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	3.36%

TOTAL INVESTMENTS	103.90%
Liabilities in Excess of Other Assets	(3.90)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS - 90.44%
	Aerospace & Defense - 0.73%
1,220	AAR Corp. (a)(b)	$39,565
938	Axon Enterprise, Inc. (b)	164,169
453	BWX Technologies, Inc.	24,399
283	Curtiss-Wright Corp.	35,709
2,183	Howmet Aerospace, Inc.	68,110
444	Huntington Ingalls Industries, Inc.	85,719
411	Moog, Inc. - Class A	31,330
3,575	PAE, Inc. (b)	21,378
908	Parsons Corp. (a)(b)	30,654
2,740	Textron, Inc.	191,279
1,721	Triumph Group, Inc. (b)	32,062
613	Vectrus, Inc. (b)	30,822
1,248	Virgin Galactic Holdings, Inc. (a)(b)	31,574

		786,770

	Air Freight & Logistics - 0.43%
930	Atlas Air Worldwide Holdings, Inc. (b)	75,962
2,482	Echo Global Logistics, Inc. (b)	118,416
334	Forward Air Corp.	27,729
978	GXO Logistics, Inc. (b)	76,714
466	Hub Group, Inc. - Class A (b)	32,038
8,035	Radiant Logistics, Inc. (b)	51,344
978	XPO Logistics, Inc. (b)	77,829

		460,032

	Airlines - 0.18%
445	Alaska Air Group, Inc. (b)	26,077
135	Allegiant Travel Co. (b)	26,390
2,350	American Airlines Group, Inc. (b)	48,222
1,078	Hawaiian Holdings, Inc. (b)	23,350
4,708	Mesa Air Group, Inc. (b)	36,063
750	SkyWest, Inc. (b)	37,005

		197,107

	Auto Components - 0.76%
1,357	Adient PLC - ADR (b)	56,248
3,589	American Axle & Manufacturing Holdings, Inc. (b)	31,619
2,169	BorgWarner, Inc. (a)	93,722
1,536	Dana, Inc.	34,161
404	Dorman Products, Inc. (b)	38,247
381	Fox Factory Holding Corp. (b)	55,070
2,520	Gentex Corp.	83,110
464	Gentherm, Inc. (b)	37,551
4,193	Goodyear Tire & Rubber Co. (b)	74,216
258	LCI Industries	34,735
513	Lear Corp.	80,274
2,834	Modine Manufacturing Co. (b)	32,109
1,343	Motorcar Parts of America, Inc. (b)	26,188
894	Standard Motor Products, Inc.	39,077
1,319	Stoneridge, Inc. (b)	26,894
1,020	XPEL, Inc. (b)	77,377

		820,598

	Automobiles - 0.19%
1,852	Harley-Davidson, Inc.	67,802
722	Thor Industries, Inc. (a)	88,633
674	Winnebago Industries, Inc. (a)	48,831

		205,266

	Banks - 4.93%
766	Altabancorp	33,827

Number of Shares		Value
	Banks (Continued)
1,128	Ameris Bancorp (a)	$58,521
1,911	Associated Banc-Corp. (a)	40,934
1,147	Atlantic Capital Bancshares, Inc. (b)	30,384
693	Atlantic Union Bankshares Corp.	25,537
2,010	Banco Latinoamericano de Comercio Exterior SA -Class E - ADR	35,255
3,049	Bancorp, Inc. (b)	77,597
1,139	BancorpSouth, Inc.	33,919
455	Bank of Hawaii Corp. (a)	37,387
1,310	Bank OZK (a)	56,304
779	BankUnited, Inc. (a)	32,578
3,152	Blue Ridge Bankshares Inc.	55,444
306	BOK Financial Corp. (a)	27,402
993	Business First Bancshares, Inc.	23,226
943	Byline Bancorp, Inc.	23,160
2,372	Cadence BanCorp	52,089
261	Cambridge Bancorp	22,968
1,993	Capital Bancorp, Inc.	47,952
1,051	Capstar Financial Holdings, Inc.	22,323
810	Cathay General Bancorp (a)	33,526
189	Century Bancorp, Inc. - Class A	21,780
340	City Holding Co.	26,489
934	CNB Financial Corp.	22,734
1,036	Coastal Financial Corp. (b)	33,007
1,983	Comerica, Inc.	159,632
1,183	Commerce Bancshares, Inc.	82,431
767	ConnectOne Bancorp, Inc.	23,018
432	Cullen Frost Bankers, Inc. (a)	51,244
1,558	Customers Bancorp, Inc. (b)	67,025
684	Dime Community Bancshares, Inc.	22,339
579	Eagle Bancorp, Inc.	33,293
1,796	East West Bancorp, Inc.	139,262
1,635	Eastern Bankshares, Inc.	33,191
675	Enterprise Bancorp, Inc.	24,266
1,168	Enterprise Financial Services Corp.	52,887
1,035	Equity Bancshares, Inc. - Class A (b)	34,548
2,369	F.N.B. Corp. (a)	27,528
1,462	Financial Institutions, Inc.	44,810
785	First Bancorp (North Carolina)	33,763
2,103	First BanCorp (Puerto Rico) - ADR	27,654
564	First Bancshares, Inc.	21,872
2,391	First Bank	33,689
105	First Citizens BancShares, Inc. - Class A	88,533
2,384	First Commonwealth Financial Corp.	32,494
1,027	First Financial Bancorp.	24,042
1,365	First Financial Bankshares, Inc. (a)	62,722
792	First Financial Corp.	33,304
1,211	First Hawaiian, Inc.	35,543
7,394	First Horizon National Corp. (a)	120,448
1,030	First Internet Bancorp	32,115
1,225	First Midwest Bancorp, Inc.	23,287
1,790	Fulton Financial Corp.	27,351
667	Glacier Bancorp, Inc. (a)	36,918
948	Hancock Whitney Corp.	44,670
1,688	Hanmi Financial Corp.	33,861
2,308	HarborOne Bancorp, Inc.	32,404
1,650	HBT Financial, Inc.	25,658
682	Heartland Financial U.S.A., Inc.	32,791
1,809	Hilltop Holdings, Inc. (a)	59,100
1,149	HomeTrust Bancshares, Inc.	32,149

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Banks (Continued)
3,219	Hope Bancorp, Inc.	$46,482
1,337	Independent Bank Corp.	28,719
412	Independent Bank Group, Inc.	29,269
3,629	Investors Bancorp, Inc.	54,834
400	Lakeland Financial Corp. (a)	28,496
876	Live Oak Bancshares, Inc.	55,740
1,080	Mercantile Bank Corp.	34,592
1,438	Metrocity Bankshares, Inc.	30,155
348	Metropolitan Bank Holding Corp. (b)	29,336
822	Mid Penn Bancorp, Inc.	22,646
1,269	Midland States Bancorp, Inc.	31,382
971	MVB Financial Corp.	41,588
328	Nicolet Bankshares, Inc. (b)	24,331
924	Northrim BanCorp, Inc.	39,279
1,437	OFG Bancorp - ADR	36,241
1,437	Old National Bancorp	24,357
1,813	Old Second Bancorp, Inc.	23,678
716	Origin Bancorp, Inc.	30,323
1,386	Orrstown Financial Services, Inc.	32,432
673	Pacific Premier Bancorp, Inc.	27,889
909	PacWest Bancorp	41,196
229	Park National Corp. (a)	27,927
671	Peapack Gladstone Financial Corp.	22,385
742	Pinnacle Financial Partners, Inc.	69,807
1,178	Popular, Inc. - ADR	91,495
551	Preferred Bank	36,741
700	Prosperity Bancshares, Inc.	49,791
1,313	RBB Bancorp	33,101
1,167	Reliant Bancorp, Inc.	36,866
3,440	Republic First Bancorp, Inc. (b)	10,595
695	Sandy Spring Bancorp, Inc. (a)	31,845
838	ServisFirst Bancshares, Inc.	65,196
634	Signature Bank	172,626
307	Silvergate Capital Corp. - Class A (b)	35,459
919	Simmons First National Corp. -Class A (a)	27,166
865	SmartFinancial, Inc.	22,360
1,398	South Plains Financial, Inc.	34,083
515	South State Corp. (a)	38,455
631	Southern First Bancshares, Inc. (b)	33,759
941	Spirit of Texas Bancshares, Inc.	22,772
1,393	Sterling Bancorp	34,769
941	Summit Financial Group, Inc.	23,064
2,082	Synovus Financial Corp.	91,379
496	Texas Capital Bancshares, Inc. (b)	29,770
1,000	The Bank of N.T. Butterfield & Son, Ltd. - ADR	35,510
1,049	TowneBank	32,634
1,271	TriState Capital Holdings, Inc. (b)	26,882
500	Triumph Bancorp, Inc. (b)	50,065
1,050	Trustmark Corp.	33,831
563	UMB Financial Corp.	54,448
3,842	Umpqua Holdings Corp.	77,801
792	United Bankshares, Inc.	28,813
1,146	United Community Banks, Inc.	37,612
1,224	Univest Corp. of Pennsylvania	33,525
3,562	Valley National Bancorp	47,410
909	Veritex Holdings, Inc.	35,778
527	Washington Trust Bancorp, Inc. (a)	27,920
976	Webster Financial Corp.	53,153
1,440	WesBanco, Inc.	49,075

Number of Shares		Value
	Banks (Continued)
901	West Bancorporation, Inc.	$27,057
1,599	Western Alliance Bancorp	174,003
737	Wintrust Financial Corp.	59,233
1,743	Zions Bancorporation	107,874

		5,311,185

	Beverages - 0.50%
171	Boston Beer Co., Inc. - Class A (a)(b)	87,167
1,979	Celsius Holdings, Inc. (a)(b)	178,288
252	Coca-Cola Consolidated, Inc.	99,333
478	MGP Ingredients, Inc. (a)	31,118
1,104	National Beverage Corp.	57,949
19,443	NewAge, Inc. (a)(b)	27,026
3,800	Primo Water Corp. - ADR	59,736

		540,617

	Biotechnology - 3.60%
2,238	ACADIA Pharmaceuticals, Inc. (b)	37,173
317	Acceleron Pharma, Inc. (a)(b)	54,556
4,854	Achillion Pharmaceuticals, Inc. (b)(c)(d)(f)	2,233
1,181	Aduro Biotech, Inc. (b)(c)(d)(f)	–
1,233	Alector, Inc. (b)	28,137
3,158	Alkermes PLC - ADR (b)	97,393
277	ALX Oncology Holdings, Inc. (b)	20,459
912	AnaptysBio, Inc. (b)	24,733
1,661	ANAVEX LIFE SCIENCES Corp. (b)	29,815
838	Apellis Pharmaceuticals, Inc. (b)	27,621
412	Arcturus Therapeutics Holdings, Inc. (b)	19,685
697	Arrowhead Pharmaceuticals, Inc. (a)(b)	43,514
2,170	Avid Bioservices, Inc. (b)	46,807
407	Beam Therapeutics, Inc. (b)	35,413
3,654	BioCryst Pharmaceuticals, Inc. (b)	52,508
395	Biohaven Pharmaceutical Holding Co., Ltd. - ADR (b)	54,869
877	Blueprint Medicines Corp. (b)	90,164
1,908	Brooklyn ImmunoTherapeutics, Inc. (a)(b)	17,744
620	CareDx, Inc. (b)	39,289
768	Cassava Sciences, Inc. (a)(b)	47,677
18,646	Catalyst Pharmaceuticals, Inc. (b)	98,824
1,218	Celcuity, Inc. (b)	21,924
613	Celldex Therapeutics, Inc. (b)	33,096
4,694	Coherus Biosciences, Inc. (a)(b)	75,433
335	Cortexyme, Inc. (b)	30,706
2,752	Curis, Inc. (b)	21,548
653	Cytokinetics, Inc. (b)	23,338
1,254	Denali Therapeutics, Inc. (a)(b)	63,264
815	DermTech, Inc. (b)	26,170
1,045	Dicerna Pharmaceuticals, Inc. (b)	21,067
2,573	Eagle Pharmaceuticals, Inc. (a)(b)	143,522
1,928	Emergent BioSolutions, Inc. (a)(b)	96,535
6,253	Exelixis, Inc. (b)	132,188
451	Fate Therapeutics, Inc. (b)	26,731
1,156	Halozyme Therapeutics, Inc. (a)(b)	47,026
2,876	Ideaya Biosciences, Inc. (b)	73,309
6,678	Infinity Pharmaceuticals Inc. (b)	22,839
620	Inhibrx, Inc. (b)	20,652
627	Intellia Therapeutics, Inc. (a)(b)	84,112
6,114	Ironwood Pharmaceuticals, Inc. (b)	79,849
246	Kodiak Sciences, Inc. (b)	23,611
395	Kymera Therapeutics, Inc. (b)	23,202
12,202	Lineage Cell Therapeutics Inc. (b)	30,749

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Biotechnology (Continued)
7,439	MannKind Corp. (b)	$32,360
6,581	Medavail Holdings, Inc. (b)	19,217
9,953	MiMedx Group, Inc. (b)	60,315
1,419	Myriad Genetics, Inc. (a)(b)	45,820
805	Natera, Inc. (a)(b)	89,709
713	Neurocrine Biosciences, Inc. (a)(b)	68,384
949	NGM Biopharmaceuticals, Inc. (b)	19,948
551	Novavax, Inc. (a)(b)	114,228
7,151	Oncocyte Corp. (b)	25,458
20,079	OPKO Health, Inc. (a)(b)	73,288
4,670	Organogenesis Holdings, Inc. (a)(b)	66,501
738	Protagonist Therapeutics, Inc. (b)	13,077
440	Prothena Corp Plc - ADR (b)	31,341
13,845	Puma Biotechnology, Inc. (b)	97,053
3,548	Radius Health, Inc. (b)	44,031
379	Repligen Corp. (b)	109,527
1,442	Rubius Therapeutics, Inc. (b)	25,783
2,211	Sage Therapeutics, Inc. (b)	97,969
7,262	Selecta Biosciences, Inc. (b)	30,210
23,430	Sesen Bio, Inc. (b)	18,585
339	SpringWorks Therapeutics, Inc. (b)	21,506
6,964	Stereotaxis, Inc. (b)	37,466
3,379	Summit Therapeutics, Inc. (b)	16,929
13,253	Surface Oncology, Inc. (b)	100,325
316	Twist Bioscience Corp. (a)(b)	33,803
1,170	United Therapeutics Corp. (b)	215,959
6,125	Vanda Pharmaceuticals, Inc. (a)(b)	104,983
3,910	Vaxart, Inc. (a)(b)	31,085
2,767	Vericel Corp. (a)(b)	135,030
431	Vir Biotechnology, Inc. (b)	18,757
7,548	VistaGen Therapeutics, Inc. (b)	20,682
2,877	XBiotech, Inc. - ADR	37,257
700	XOMA Corp. (b)	17,325
300	Zentalis Pharmaceuticals, Inc. (b)	19,992

		3,883,388

	Building Products - 1.67%
1,860	A. O. Smith Corp.	113,590
727	AAON, Inc.	47,502
599	Advanced Drainage Systems, Inc. (a)	64,794
1,013	Allegion PLC - ADR	133,898
363	American Woodmark Corp. (b)	23,729
1,160	Apogee Enterprises, Inc. (a)	43,802
216	Armstrong World Industries, Inc.	20,622
3,987	Builders FirstSource, Inc. (b)	206,287
1,959	Caesarstone, Ltd. - ADR	24,331
2,905	Cornerstone Building Brands, Inc. (a)(b)	42,442
224	CSW Industrials, Inc.	28,605
1,905	Fortune Brands Home & Security, Inc.	170,345
1,017	Griffon Corp.	25,018
765	Insteel Industries, Inc.	29,108
1,681	JELD-WEN Holding, Inc. (b)	42,075
473	Lennox International, Inc. (a)	139,142
353	Masonite International Corp. - ADR (b)	37,464
1,261	Owens Corning, Inc.	107,816
485	Patrick Industries, Inc.	40,401
1,608	PGT Innovations, Inc. (b)	30,713
1,328	Quanex Building Products Corp.	28,433
1,857	Resideo Technologies, Inc. (b)	46,035

Number of Shares		Value
	Building Products (Continued)
749	Simpson Manufacturing Co., Inc.	$80,121
1,851	Trex Co., Inc. (a)(b)	188,672
1,254	UFP Industries, Inc.	85,247

		1,800,192

	Capital Markets - 3.07%
676	Affiliated Managers Group, Inc.	102,137
1,967	Ares Management Corp. - Class A	145,224
1,629	Artisan Partners Asset Management, Inc. - Class A	79,691
1,348	B. Riley Financial, Inc. (a)	79,586
5,301	BGC Partners, Inc. - Class A	27,618
4,399	Brightsphere Investment Group, Inc.	114,946
1,140	Cboe Global Markets, Inc.	141,200
733	Cohen & Steers, Inc.	61,403
2,109	Cowen Group, Inc. - Class A (a)	72,360
277	Diamond Hill Investment Group, Inc.	48,658
1,614	Donnelley Financial Solutions, Inc. (b)	55,877
920	Evercore, Inc. - Class A	122,976
379	FactSet Research Systems, Inc. (a)	149,622
1,946	Federated Investors, Inc.	63,245
681	Focus Financial Partners, Inc. - Class A (b)	35,664
2,298	GAMCO Investors, Inc. - Class A	60,621
2,129	GCM Grosvenor, Inc. - Class A	24,526
3,058	Greenhill & Co., Inc.	44,708
859	Hamilton Lane, Inc. - Class A	72,860
992	Houlihan Lokey, Inc. (a)	91,363
4,225	Invesco, Ltd. - ADR	101,865
2,227	Janus Henderson Group Plc - ADR	92,042
2,114	Lazard, Ltd. - Class A - ADR	96,821
1,383	LPL Financial Holdings, Inc.	216,799
1,726	Moelis & Co. - Class A	106,788
478	Morningstar, Inc.	123,816
1,598	Open Lending Corp. - Class A (b)	57,640
1,125	Oppenheimer Holdings, Inc. - Class A	50,951
324	Piper Jaffray Cos.	44,861
874	PJT Partners, Inc. - Class A	69,142
3,100	Pzena Investment Management, Inc. - Class A	30,504
872	Sculptor Capital Management, Inc.	24,320
1,551	SEI Investments Co.	91,974
1,471	StepStone Group, Inc. - Class A	62,724
1,784	Stifel Financial Corp. (a)	121,241
828	StoneX Group, Inc. (b)	54,565
2,950	The Carlyle Group, Inc.	139,476
2,062	Valhi, Inc.	48,107
3,300	Virtu Financial, Inc. - Class A (a)	80,619
241	Virtus Investment Partners, Inc.	74,787
3,690	WisdomTree Investments, Inc.	20,922

		3,304,249

	Chemicals - 1.53%
1,374	AdvanSix, Inc. (b)	54,617
1,607	American Vanguard Corp.	24,185
358	Ashland Global Holdings, Inc. (a)	31,905
799	Avient Corp.	37,034
1,344	Axalta Coating Systems, Ltd. - ADR (b)	39,231
163	Balchem Corp.	23,646
565	Cabot Corp.	28,318
2,409	CF Industries Holdings, Inc.	134,470
222	Chase Corp.	22,677
2,575	Element Solutions, Inc.	55,826
580	H.B. Fuller Co.	37,445

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
948	Hawkins, Inc.	$33,066
1,045	Huntsman Corp.	30,922
304	Ingevity Corp. (b)	21,697
341	Innospec, Inc.	28,719
1,373	Intrepid Potash, Inc. (b)	42,426
1,084	Koppers Holdings, Inc. (b)	33,886
1,489	Kraton Corp. (b)	67,958
2,242	Livent Corp. (b)	51,813
304	Minerals Technologies, Inc.	21,231
81	NewMarket Corp.	27,440
1,964	Olin Corp.	94,763
4,682	Rayonier Advanced Materials, Inc. (b)	35,115
1,698	RPM International, Inc.	131,850
298	Sensient Technologies Corp.	27,142
1,979	The Chemours Co. (a)	57,510
4,088	The Mosaic Co.	146,023
515	The Scotts Miracle-Gro Co.	75,375
783	Trinseo SA - ADR	42,266
2,871	Tronox Holdings PLC - Class A - ADR	70,770
2,407	Valvoline, Inc.	75,050
504	Westlake Chemical Corp.	45,935

		1,650,311

	Commercial Services & Supplies - 1.27%
835	ABM Industries, Inc.	37,583
2,731	ACCO Brands Corp.	23,459
3,855	ADT, Inc. (a)	31,187
1,147	Avery Dennison Corp.	237,670
291	Barrett Business Services, Inc.	22,192
1,573	BrightView Holdings, Inc. (b)	23,218
288	Casella Waste Systems, Inc. - Class A (b)	21,871
470	Cimpress PLC - ADR (b)	40,810
538	Clean Harbors, Inc. (b)	55,882
896	Comfort Systems USA, Inc.	63,903
1,087	Covanta Holding Corp.	21,870
1,550	Deluxe Corp. (a)	55,630
975	Healthcare Services Group, Inc. (a)	24,365
2,274	Herman Miller, Inc. (a)	85,639
1,519	HNI Corp. (a)	55,778
783	IAA, Inc. (b)	42,728
3,635	Interface, Inc.	55,070
2,205	KAR Auction Services, Inc. (b)	36,140
4,551	Kimball International, Inc. - Class B	50,971
435	Montrose Environmental Group, Inc. (b)	26,857
476	MSA Safety, Inc. (a)	69,353
3,990	NL Industries, Inc.	22,982
5,960	Pitney Bowes, Inc. (a)	42,972
5,930	RR Donnelley & Sons Co. (b)	30,480
2,956	Steelcase, Inc. - Class A	37,482
500	Stericycle, Inc. (b)	33,985
500	Tetra Tech, Inc. (a)	74,670
720	The Brinks Co. (a)	45,576

		1,370,323

	Communications Equipment - 1.30%
1,732	ADTRAN, Inc.	32,492
922	Aviat Networks, Inc. (b)	30,297
2,860	Calix, Inc. (b)	141,370
2,972	Cambium Networks Corp. - ADR (b)	107,557
4,257	Casa Systems, Inc. (b)	28,862

Number of Shares		Value
	Communications Equipment (Continued)
2,543	Ciena Corp. (b)	$130,583
1,147	Clearfield, Inc. (b)	50,640
2,581	CommScope Holding Co., Inc. (b)	35,076
1,468	Digi International, Inc. (b)	30,857
2,317	DZS, Inc. (b)	28,406
1,247	EchoStar Corp. - Class A (a)(b)	31,811
11,381	Extreme Networks, Inc. (b)	112,103
808	F5 Networks, Inc. (a)(b)	160,614
3,420	Harmonic, Inc. (b)	29,925
3,666	Inseego Corp. (b)	24,416
4,255	Juniper Networks, Inc.	117,098
2,334	KVH Industries, Inc. (b)	22,476
734	Lumentum Holdings, Inc. (a)(b)	61,318
1,293	NETGEAR, Inc. (a)(b)	41,260
1,520	NetScout Systems, Inc. (b)	40,964
1,522	Plantronics, Inc. (b)	39,131
10,376	Ribbon Communications, Inc. (b)	62,048
2,605	Viavi Solutions, Inc. (b)	41,003

		1,400,307

	Computers & Peripherals - 0.03%
2,670	Diebold Nixdorf, Inc. (a)(b)	26,994

	Construction & Engineering - 1.34%
1,904	AECOM (b)	120,238
614	Ameresco, Inc. - Class A (b)	35,876
2,526	API Group Corp. (b)	51,404
660	Arcosa, Inc.	33,112
627	Argan, Inc.	27,381
3,786	Concrete Pumping Holdings, Inc. (b)	32,332
1,006	Construction Partners, Inc. - Class A (b)	33,570
504	Dycom Industries, Inc. (b)	35,905
930	EMCOR Group, Inc.	107,303
1,356	Fluor Corp. (a)(b)	21,655
747	Granite Construction, Inc. (a)	29,544
1,423	Great Lakes Dredge & Dock Corp. (b)	21,473
1,189	IES Holdings, Inc. (b)	54,325
1,371	Jacobs Engineering Group, Inc.	181,699
1,567	KBR, Inc.	61,740
909	MasTec, Inc. (b)	78,429
559	MYR Group, Inc. (b)	55,621
1,083	Northwest Pipe Co. (b)	25,667
500	NV5 Global, Inc. (b)	49,285
1,601	Primoris Services Corp.	39,209
1,717	Quanta Services, Inc.	195,429
1,820	Sterling Construction Co., Inc. (b)	41,259
1,641	Tutor Perini Corp. (b)	21,300
2,661	WillScot Mobile Mini Holdings Corp. (b)	84,407

		1,438,163

	Construction Materials - 0.18%
426	Eagle Materials, Inc.	55,874
2,510	Forterra, Inc. (b)	59,136
1,604	Summit Materials, Inc. - Class A (a)(b)	51,280
233	United States Lime & Minerals, Inc.	28,146

		194,436

	Consumer Finance - 1.09%
2,036	Atlanticus Holdings Corp. (b)	108,030
203	Credit Acceptance Corp. (b)	118,816
4,960	Curo Group Holdings Corp.	85,957
2,599	Enova International, Inc. (b)	89,795

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Consumer Finance (Continued)
395	FirstCash, Inc.	$34,563
1,143	LendingClub Corp. (b)	32,278
6,122	Navient Corp.	120,787
651	Nelnet, Inc. - Class A	51,585
2,522	OneMain Holdings, Inc.	139,542
648	PRA Group, Inc. (a)(b)	27,307
1,224	PROG Holdings, Inc. (a)	51,420
1,248	Regional Management Corp.	72,609
2,347	Santander Consumer USA Holdings, Inc.	97,870
5,225	SLM Corp.	91,960
173	Upstart Holdings, Inc. (b)	54,744

		1,177,263

	Containers & Packaging - 0.79%
561	AptarGroup, Inc.	66,955
1,281	Ardagh Group SA - ADR	32,653
1,518	Berry Plastics Group, Inc. (b)	92,416
1,343	Crown Holdings, Inc.	135,347
1,754	Graphic Packaging Holding Co.	33,396
696	Greif, Inc. - Class A	44,962
436	Greif, Inc. - Class B	28,253
2,215	Myers Industries, Inc.	43,348
2,396	O-I Glass, Inc. (b)	34,191
883	Packaging Corp. of America	121,359
1,954	Ranpak Holdings Corp. (b)	52,406
1,744	Sealed Air Corp.	95,554
990	Silgan Holdings, Inc. (a)	37,976
538	Sonoco Products Co. (a)	32,054

		850,870

	Distributors - 0.07%
2,813	Funko, Inc. - Class A (b)	51,225
2,185	VOXX International Corp. (b)	25,018

		76,243

	Diversified Consumer Services - 1.14%
1,613	Adtalem Global Education, Inc. (b)	60,987
2,218	American Public Education, Inc. (b)	56,803
1,319	Carriage Services, Inc.	58,814
693	Chegg, Inc. (a)(b)	47,138
794	Franchise Group, Inc. (a)	28,116
1,340	frontdoor, Inc. (b)	56,146
112	Graham Holdings Co. - Class B	65,986
410	Grand Canyon Education, Inc. (b)	36,064
4,655	H&R Block, Inc. (a)	116,375
1,493	Hillenbrand, Inc.	63,676
12,836	Houghton Mifflin Harcourt Co. (b)	172,387
3,845	Laureate Education, Inc. - Class A (b)	65,327
841	Matthews International Corp. - Class A	29,174
8,341	Perdoceo Education Corp. (b)	88,081
1,753	Service Corp. International	105,636
331	Strategic Education, Inc.	23,335
2,317	Stride, Inc. (a)(b)	83,273
1,212	The Beauty Health Co. (b)	31,476
2,012	WW International, Inc. (b)	36,719

		1,225,513

	Diversified Financial Services - 0.62%
1,609	Alerus Financial Corp.	48,077
1,434	A-Mark Precious Metals, Inc.	86,069

Number of Shares		Value
	Diversified Financial Services (Continued)
1,942	Cannae Holdings, Inc. (b)	$60,416
1,122	Encore Capital Group, Inc. (b)	55,281
4,221	Jefferies Financial Group, Inc.	156,726
1,915	Marlin Business Services Corp.	42,570
1,560	Primis Financial Corp.	22,557
2,105	Voya Financial, Inc.	129,226
361	World Acceptance Corp. (a)(b)	68,438

		669,360

	Diversified Telecommunication Services - 0.38%
558	Cogent Communications Holdings, Inc.	39,529
3,839	Consolidated Communications Holdings, Inc. (b)	35,280
3,834	IDT Corp. - Class B (b)	160,836
3,341	Ooma, Inc. (b)	62,176
6,705	Vonage Holdings Corp. (b)	108,085

		405,906

	Electric Utilities - 0.38%
347	ALLETE, Inc.	20,653
1,390	Hawaiian Electric Industries, Inc.	56,754
598	IDACORP, Inc. (a)	61,821
275	MGE Energy, Inc.	20,212
936	OGE Energy Corp.	30,851
819	Pinnacle West Capital Corp.	59,263
635	PNM Resources, Inc.	31,420
1,045	Portland General Electric Co.	49,105
7,364	Via Renewables, Inc.	75,039

		405,118

	Electrical Equipment - 1.44%
677	Acuity Brands, Inc. (a)	117,372
765	Allied Motion Technologies, Inc.	23,929
1,294	Array Technologies, Inc. (a)(b)	23,965
1,203	Atkore International Group, Inc. (b)	104,565
627	AZZ, Inc.	33,356
4,498	Babcock & Wilcox Enterprises, Inc. (a)(b)	28,832
462	Belden, Inc.	26,916
926	Brady Corp. - Class A	46,948
1,227	ChargePoint Holdings, Inc. (a)(b)	24,528
283	Encore Wire Corp.	26,837
327	EnerSys	24,342
1,498	Enphase Energy, Inc. (b)	224,655
656	Franklin Electric Co., Inc.	52,382
4,625	FuelCell Energy, Inc. (a)(b)	30,941
4,301	GrafTech International, Ltd.	44,386
582	Hubbell, Inc.	105,150
795	II-VI, Inc. (a)(b)	47,191
1,728	nVent Electric PLC - ADR	55,866
2,562	Plug Power, Inc. (a)(b)	65,434
550	Preformed Line Products Co.	35,772
526	Regal Beloit Corp. (a)	79,079
1,292	Sensata Technologies Holding PLC - ADR (b)	70,698
1,371	Thermon Group Holdings, Inc. (b)	23,732
3,228	Vertiv Holdings Co.	77,763
849	Vicor Corp. (b)	113,902
362	Woodward Governor Co.	40,978

		1,549,519

	Electronic Equipment, Instruments & Components - 1.63%
1,052	Arrow Electronics, Inc. (b)	118,129
1,197	Avnet, Inc.	44,253

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,066	Benchmark Electronics, Inc.	$28,473
1,665	Cognex Corp.	133,566
251	Coherent, Inc. (b)	62,773
1,302	CTS Corp.	40,245
5,489	Daktronics, Inc. (b)	29,805
1,199	Dolby Laboratories, Inc. - Class A	105,512
549	Fabrinet - ADR (b)	56,278
394	FARO Technologies, Inc. (b)	25,929
2,471	Identiv, Inc. (b)	46,554
832	Insight Enterprises, Inc. (a)(b)	74,947
5,229	Iteris, Inc. (b)	27,609
409	Itron, Inc. (b)	30,933
1,136	Jabil, Inc.	66,308
1,595	Kimball Electronics, Inc. (b)	41,103
1,326	Knowles Corp. (b)	24,849
107	Littelfuse, Inc.	29,240
4,507	Luna Innovations, Inc. (b)	42,816
788	Methode Electronics, Inc. (a)	33,135
1,763	MicroVision, Inc. (b)	19,481
1,714	Napco Security Technologies, Inc. (b)	73,839
2,025	National Instruments Corp.	79,441
501	Novanta, Inc. - ADR (b)	77,404
244	OSI Systems, Inc. (b)	23,131
926	PC Connection, Inc.	40,772
272	Plexus Corp. (b)	24,320
166	Rogers Corp. (b)	30,956
1,129	Sanmina Corp. (a)(b)	43,512
1,282	ScanSource, Inc. (b)	44,601
834	SYNNEX Corp.	86,819
2,616	TTM Technologies, Inc. (a)(b)	32,883
227	Universal Display Corp.	38,808
1,208	Vishay Intertechnology, Inc.	24,269
1,651	Vontier Corp.	55,474

		1,758,167

	Energy Equipment & Services - 0.52%
3,136	Archrock, Inc. (a)	25,872
1,209	Aspen Aerogels, Inc. (b)	55,626
1,175	Bristow Group, Inc. (b)	37,400
1,730	ChampionX Corp. (b)	38,683
7,316	Helix Energy Solutions Group, Inc. (b)	28,386
956	Helmerich & Payne, Inc.	26,204
346	Nabors Industries Ltd. - ADR (b)	33,382
2,400	National Energy Services Reunited Corp. - ADR (a)(b)	30,048
11,309	Newpark Resources, Inc. (b)	37,320
2,839	NOV, Inc. (a)(b)	37,219
3,036	Oceaneering International, Inc. (b)	40,440
4,821	Oil States International, Inc. (b)	30,806
4,342	Patterson-UTI Energy, Inc.	39,078
4,112	ProPetro Holding Corp. (b)	35,569
9,166	TETRA Technologies, Inc. (b)	28,598
5,080	US Silica Holdings, Inc. (b)	40,589

		565,220

	Entertainment - 0.35%
2,245	AMC Entertainment Holdings, Inc. - Class A (a)(b)	85,445
921	Chicken Soup For The Soul Entertainment, Inc. (b)	21,063
1,223	Liberty Media Corp. - Liberty Formula One -Class C (b)	62,874

Number of Shares		Value
	Entertainment (Continued)
2,092	Lions Gate Entertainment Corp. - Class A - ADR (b)	$29,686
3,064	Playtika Holding Corp. (b)	84,658
675	World Wrestling Entertainment, Inc. - Class A (a)	37,976
7,616	Zynga, Inc. - Class A (b)	57,348

		379,050

	Food & Staples Retailing - 1.26%
4,512	Albertsons Cos., Inc. - Class A	140,458
2,614	BJ’s Wholesale Club Holdings, Inc. (a)(b)	143,561
641	Casey’s General Stores, Inc.	120,796
1,065	Grocery Outlet Holding Corp. (b)	22,972
4,122	HF Foods Group, Inc. (b)	24,938
1,257	Ingles Markets, Inc. - Class A (a)	83,000
2,198	Natural Grocers by Vitamin Cottage, Inc.	24,662
3,255	Performance Food Group Co. (a)(b)	151,227
396	PriceSmart, Inc.	30,710
2,111	Rite Aid Corp. (a)(b)	29,976
3,052	SpartanNash Co.	66,839
3,202	Sprouts Farmers Market, Inc. (a)(b)	74,190
1,011	The Andersons, Inc.	31,169
3,654	United Natural Foods, Inc. (a)(b)	176,927
3,862	US Foods Holding Corp. (b)	133,857
2,085	Village Super Market, Inc. - Class A (a)	45,203
1,093	Weis Markets, Inc. (a)	57,437

		1,357,922

	Food Products - 0.96%
1,325	B&G Foods, Inc. (a)	39,604
976	Bunge, Ltd. - ADR	79,368
1,901	Darling International, Inc. (b)	136,682
4,417	Flowers Foods, Inc.	104,374
1,120	Fresh Del Monte Produce, Inc. - ADR	36,086
2,081	Hostess Brands, Inc. (b)	36,147
696	Ingredion, Inc.	61,951
160	J&J Snack Foods Corp. (a)	24,451
383	John B. Sanfilippo & Son, Inc.	31,299
535	Lamb Weston Holdings, Inc.	32,833
242	Lancaster Colony Corp. (a)	40,852
1,411	Limoneira Co.	22,816
1,107	Pilgrim’s Pride Corp. (b)	32,192
634	Post Holdings, Inc. (b)	69,842
484	Sanderson Farms, Inc.	91,089
912	Seneca Foods Corp. - Class A (b)	43,977
929	Simply Good Foods Co. (b)	32,041
1,004	The Hain Celestial Group, Inc. (b)	42,951
1,238	TreeHouse Foods, Inc. (b)	49,371
1,339	Vital Farms, Inc. (b)	23,526

		1,031,452

	Gas Utilities - 0.40%
1,337	Brookfield Infrastructure Corp. - Class A - ADR	80,060
2,615	EQT Corp. (a)(b)	53,503
616	National Fuel Gas Co. (a)	32,352
810	New Jersey Resources Corp.	28,196
449	Northwest Natural Holding Co.	20,649
931	South Jersey Industries, Inc.	19,793
327	Southwest Gas Holdings, Inc. (a)	21,870
344	Spire, Inc.	21,046
3,489	UGI Corp.	148,701

		426,170

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies - 2.72%
9,359	Accuray, Inc. (b)	$36,968
4,890	Alphatec Holdings, Inc. (b)	59,609
1,314	AngioDynamics, Inc. (b)	34,085
1,178	Anika Therapeutics, Inc. (a)(b)	50,136
10,317	Antares Pharma, Inc. (b)	37,554
11,935	Asensus Surgical, Inc. (b)	22,080
743	AtriCure, Inc. (b)	51,676
390	Axonics, Inc. (a)(b)	25,385
1,253	Cardiovascular Systems, Inc. (b)	41,136
5,518	Cerus Corp. (a)(b)	33,605
1,701	ClearPoint Neuro, Inc. (b)	30,193
304	CONMED Corp. (a)	39,772
2,317	Cutera, Inc. (b)	107,972
4,203	CytoSorbents Corp. (b)	34,128
2,291	Envista Holdings Corp. (a)(b)	95,787
1,062	Globus Medical, Inc. - Class A (b)	81,370
626	Haemonetics Corp. (b)	44,189
216	Heska Corp. (b)	55,845
974	Hill-Rom Holdings, Inc.	146,100
177	ICU Medical, Inc. (b)	41,308
827	Inari Medical, Inc. (b)	67,070
510	Inogen, Inc. (b)	21,976
479	Integer Holdings Corp. (b)	42,794
593	Integra LifeSciences Holdings Corp. (b)	40,609
901	iRadimed Corp. (b)	30,265
580	iRhythm Technologies, Inc. (b)	33,965
1,267	Lantheus Holdings, Inc. (b)	32,536
1,238	LeMaitre Vascular, Inc. (a)	65,725
512	LivaNova PLC - ADR (b)	40,545
591	Masimo Corp. (a)(b)	159,990
4,094	Meridian Bioscience, Inc. (b)	78,768
534	Merit Medical Systems, Inc. (b)	38,341
2,595	Natus Medical, Inc. (a)(b)	65,083
3,317	Neuronetics, Inc. (b)	21,759
556	NuVasive, Inc. (a)(b)	33,277
1,756	Orthofix Medical, Inc. (a)(b)	66,939
4,385	PAVmed, Inc. (b)	37,448
474	Penumbra, Inc. (a)(b)	126,321
1,054	Quidel Corp. (b)	148,772
3,947	Retractable Technologies, Inc. (a)(b)	43,535
2,448	SeaSpine Holdings Corp. (b)	38,507
8,046	Senseonics Holdings, Inc. (b)	27,276
253	Shockwave Medical, Inc. (a)(b)	52,088
567	Silk Road Medical, Inc. (b)	31,202
1,258	STAAR Surgical Co. (a)(b)	161,691
721	SurModics, Inc. (b)	40,088
1,301	Tactile Systems Technology, Inc. (a)(b)	57,829
1,260	Tandem Diabetes Care, Inc. (a)(b)	150,419
1,344	Vapotherm, Inc. (b)	29,931
1,071	Varex Imaging Corp. (a)(b)	30,202
877	Wright Medical Group NV (b)(c)(d)(f)	—
4,160	Zynex, Inc. (a)(b)	47,382

		2,931,231

	Health Care Providers & Services - 3.51%
1,893	Acadia Healthcare Co., Inc. (b)	120,736
1,393	AdaptHealth Corp. (b)	32,443
435	Addus HomeCare Corp. (b)	34,691
641	Amedisys, Inc. (b)	95,573

Number of Shares		Value
	Health Care Providers & Services (Continued)
1,206	AMN Healthcare Services, Inc. (b)	$138,388
518	Apollo Medical Holdings, Inc. (a)(b)	47,164
4,182	Aveanna Healthcare Holdings, Inc. (b)	33,540
7,745	Brookdale Senior Living, Inc. (b)	48,793
234	Chemed Corp.	108,838
4,836	Community Health Systems, Inc. (b)	56,581
356	CorVel Corp. (b)	66,294
2,025	Covetrus, Inc. (b)	36,734
7,393	Cross Country Healthcare, Inc. (b)	157,027
982	Encompass Health Corp.	73,689
1,345	Fulgent Genetics, Inc. (b)	120,983
1,119	Hanger Orthopedic Group, Inc. (b)	24,573
2,237	Henry Schein, Inc. (b)	170,370
3,300	InfuSystem Holdings, Inc. (b)	42,999
2,775	Innovage Holding Corp. (b)	18,343
437	LHC Group, Inc. (b)	68,570
680	Magellan Health Services, Inc. (b)	64,294
2,983	MEDNAX, Inc. (b)	84,807
491	ModivCare, Inc. (b)	89,175
1,059	Molina Healthcare, Inc. (b)	287,317
707	National HealthCare Corp.	49,476
1,573	National Research Corp.	66,333
2,307	Ontrak, Inc. (b)	23,162
2,095	Option Care Health, Inc. (b)	50,825
4,302	Owens & Minor, Inc. (a)	134,610
2,306	Patterson Cos., Inc. (a)	69,503
2,034	PerkinElmer, Inc.	352,472
1,393	Premier, Inc. - Class A	53,993
671	Progyny, Inc. (a)(b)	37,576
2,564	R1 RCM, Inc. (b)	56,434
2,258	RadNet, Inc. (b)	66,182
2,324	Select Medical Holdings Corp.	84,059
3,963	Sharps Compliance Corp. (b)	32,774
1,216	Surgery Partners, Inc. (a)(b)	51,485
1,777	Tenet Healthcare Corp. (b)	118,064
898	The Ensign Group, Inc.	67,251
1,874	The Joint Corp (a)(b)	183,689
3,610	Tivity Health, Inc. (a)(b)	83,247
2,697	Triple-S Management Corp. - ADR (b)	95,393
330	Trupanion, Inc. (b)	25,631
9,936	Viemed Healthcare, Inc. - ADR (b)	55,145

		3,779,226

	Health Care Technology - 0.89%
2,147	Allscripts Healthcare Solutions, Inc. (a)(b)	28,705
180	Alpine Immune Scienses, Inc. (b)	1,921
825	BioLife Solutions, Inc. (b)	34,914
40,221	Castlight Health, Inc. - Class B (b)	63,147
3,939	Change Healthcare, Inc. (b)	82,483
1,866	Computer Programs & Systems, Inc. (b)	66,168
1,968	Evolent Health, Inc. - Class A (a)(b)	61,008
450	Health Catalyst, Inc. (b)	22,504
796	HealthStream, Inc. (b)	22,750
3,414	iCAD, Inc. (b)	36,701
1,016	Inovalon Holdings, Inc. - Class A (b)	40,935
477	Inspire Medical Systems, Inc. (b)	111,084
7,343	Multiplan Corp. (b)	41,341
6,097	NextGen Healthcare, Inc. (b)	85,968
419	Omnicell, Inc. (a)(b)	62,192
775	OptimizeRx Corp. (b)	66,301

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care Technology (Continued)
503	Phreesia, Inc. (a)(b)	$31,035
1,485	Portage Biotech, Inc. - ADR (b)	30,175
1,459	Soliton, Inc. (b)	29,705
958	Vocera Communications, Inc. (a)(b)	43,838

		962,875

	Hotels, Restaurants & Leisure - 1.80%
1,237	Aramark	40,648
486	Bally’s Corp. (b)	24,368
327	Biglari Holdings, Inc. - Class B (b)	56,182
731	BJ’s Restaurants, Inc. (b)	30,527
1,792	Bloomin’ Brands, Inc. (b)	44,800
1,459	Bluegreen Vacations Holding Corp. (b)	37,642
1,048	Boyd Gaming Corp. (a)(b)	66,297
729	Brinker International, Inc. (b)	35,757
3,135	Callaway Golf Co. (b)	86,620
10,192	Carrols Restaurant Group, Inc.	37,303
2,494	Century Casinos, Inc. (b)	33,594
506	Cheesecake Factory, Inc. (a)(b)	23,782
1,016	Chuy’s Holdings, Inc. (b)	32,034
754	Dave & Buster’s Entertainment, Inc. (b)	28,901
5,046	Del Taco Restaurants, Inc.	44,052
276	Dine Brands Global, Inc. (b)	22,414
1,638	El Pollo Loco Holdings, Inc. (b)	27,682
1,453	Everi Holdings, Inc. (b)	35,134
3,939	Fiesta Restaurant Group, Inc. (b)	43,171
4,379	Full House Resorts, Inc. (b)	46,461
732	Hilton Grand Vacations, Inc. (b)	34,821
3,100	International Game Technology PLC (b)	81,592
252	Jack in the Box, Inc. (a)	24,527
564	Kura Sushi USA, Inc. - Class A (b)	24,636
503	Marriott Vacations Worldwide Corp. (a)	79,137
420	Nathan’s Famous, Inc.	25,691
618	Papa John’s International, Inc.	78,480
1,491	Penn National Gaming, Inc. (a)(b)	108,038
4,613	PlayAGS, Inc. (b)	36,350
623	RCI Hospitality Holdings, Inc.	42,682
1,300	Red Robin Gourmet Burgers, Inc. (b)	29,978
710	Red Rock Resorts, Inc. - Class A (a)(b)	36,366
1,474	Ruth’s Hospitality Group, Inc. (b)	30,527
1,433	Scientific Games Corp. (b)	119,039
571	SeaWorld Entertainment, Inc. (a)(b)	31,588
16,049	Target Hospitality Corp. (b)	59,863
413	Texas Roadhouse, Inc.	37,719
3,028	The ONE Group Hospitality, Inc. (b)	32,369
1,114	The Wendy’s Co.	24,152
559	Travel + Leisure Co.	30,482
226	Vail Resorts, Inc. (a)(b)	75,495
614	Wingstop, Inc.	100,653

		1,941,554

	Household Durables - 2.18%
2,061	Aterian, Inc. (a)(b)	22,321
3,035	Bassett Furniture Industries, Inc.	54,964
1,900	Beazer Homes USA, Inc. (b)	32,775
8,173	Casper Sleep, Inc. (b)	34,899
114	Cavco Industries, Inc. (b)	26,988
692	Century Communities, Inc.	42,523
2,485	Ethan Allen Interiors, Inc.	58,895
6,318	GoPro, Inc. - Class A (a)(b)	59,136

Number of Shares		Value
	Household Durables (Continued)
2,156	Green Brick Partners, Inc. (b)	$44,241
1,654	Hamilton Beach Brands Holding Co. - Class A	25,918
358	Helen of Troy, Ltd. - ADR (a)(b)	80,435
317	Hovnanian Enterprises, Inc. - Class A (b)	30,556
549	Installed Building Products, Inc.	58,825
689	iRobot Corp. (a)(b)	54,087
1,230	KB Home (a)	47,872
2,592	Landsea Homes Corp. (b)	22,447
1,701	La-Z-Boy, Inc.	54,823
716	Leggett & Platt, Inc. (a)	32,105
346	LGI Homes, Inc. (a)(b)	49,101
3,627	Lifetime Brands, Inc.	65,975
1,726	Lovesac Co. (a)(b)	114,071
840	M/I Homes, Inc. (b)	48,552
563	Meritage Homes Corp. (b)	54,611
686	Mohawk Industries, Inc. (b)	121,696
4,029	Newell Rubbermaid, Inc. (a)	89,202
3,355	PulteGroup, Inc.	154,062
2,913	Purple Innovation, Inc. (b)	61,231
1,203	Skyline Champion Corp. (b)	72,252
2,721	Sonos, Inc. (b)	88,052
1,783	Taylor Morrison Home Corp. (a)(b)	45,966
3,330	Tempur Sealy International, Inc.	154,545
1,872	Toll Brothers, Inc.	103,503
329	TopBuild Corp. (a)(b)	67,383
2,754	TRI Pointe Group, Inc. (b)	57,889
4,591	Tupperware Brands Corp. (b)	96,962
2,153	Turtle Beach Corp. (a)(b)	59,896
846	Universal Electronics, Inc. (b)	41,666
2,113	Vuzix Corp. (a)(b)	22,102

		2,352,527

	Household Products - 0.26%
537	Central Garden & Pet Co. (b)	25,776
890	Central Garden & Pet Co. - Class A (b)	38,270
656	Oil-Dri Corp. of America	22,960
999	Spectrum Brands Holdings, Inc.	95,575
438	WD-40 Co.	101,388

		283,969

	Independent Power and Renewable Electricity Producers - 0.46%
1,874	Brookfield Renewable Corp. - Class A - ADR	72,730
2,339	Clearway Energy, Inc. - Class A	65,960
2,378	Clearway Energy, Inc. - Class C	71,982
4,202	NRG Energy, Inc.	171,567
6,567	Vistra Energy Corp.	112,296

		494,535

	Industrial Conglomerates - 0.22%
535	Carlisle Companies, Inc.	106,353
388	Otter Tail Corp.	21,716
463	Raven Industries, Inc. (b)	26,674
8	Seaboard Corp.	32,800
232	Standex International Corp.	22,947
2,129	Tredegar Corp.	25,931

		236,421

	Insurance - 2.79%
129	Alleghany Corp. (b)	80,549
2,136	American Equity Investment Life Holding Co.	63,162

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
1,280	American Financial Group, Inc.	$161,062
318	American National Group, Inc.	60,112
619	AMERISAFE, Inc.	34,763
619	Argo Group International Holdings, Ltd. - ADR	32,324
629	Assurant, Inc.	99,225
1,105	Assured Guaranty, Ltd. - ADR	51,725
2,099	Athene Holding, Ltd. - Class A - ADR (b)	144,558
536	Axis Capital Holdings, Ltd. - ADR	24,677
3,370	Brown & Brown, Inc.	186,866
1,532	CNO Financial Group, Inc.	36,063
3,215	Crawford & Co. - Class A	28,839
2,200	Donegal Group, Inc. - Class A	31,878
662	Employers Holdings, Inc.	26,142
320	Enstar Group Ltd. - ADR (b)	75,114
419	Erie Indemnity Co. - Class A (a)	74,758
249	Everest Re Group, Ltd. - ADR	62,444
1,905	First American Financial Corp.	127,730
6,765	Genworth Financial, Inc. - Class A (b)	25,369
969	Globe Life, Inc.	86,270
507	Goosehead Insurance, Inc. - Class A	77,211
3,853	Greenlight Capital RE Ltd. - Class A - ADR (b)	28,474
424	HCI Group, Inc. (a)	46,966
600	Horace Mann Educators Corp.	23,874
184	Investors Title Co.	33,598
826	Kemper Corp.	55,169
338	Kinsale Capital Group, Inc. (a)	54,655
9,940	Maiden Holdings, Ltd. - ADR (b)	31,410
3,926	MBIA, Inc. (b)	50,449
895	Mercury General Corp.	49,825
132	National Western Life Group, Inc. - Class A	27,798
5,897	Old Republic International Corp.	136,398
626	Primerica, Inc.	96,172
946	ProAssurance Corp.	22,496
476	Reinsurance Group of America, Inc.	52,960
496	RenaissanceRe Holdings, Ltd. - ADR	69,142
389	RLI Corp.	39,005
338	Safety Insurance Group, Inc.	26,787
885	Selective Insurance Group, Inc.	66,844
2,230	Selectquote, Inc. (b)	28,834
5,049	SiriusPoint Ltd. - ADR (b)	46,754
865	Stewart Information Services Corp.	54,720
633	The Hanover Insurance Group, Inc.	82,049
4,162	Tiptree, Inc.	41,703
2,820	Trean Insurance Group, Inc. (b)	29,187
2,048	Unum Group	51,323
1,540	W.R. Berkley Corp.	112,697
57	White Mountains Insurance Group, Ltd. - ADR - ADR	60,968

		3,011,098

	Interactive Media & Services - 0.36%
2,121	Cargurus, Inc. (b)	66,621
4,373	Cars.com, Inc. (b)	55,319
1,970	EverQuote, Inc. - Class A (b)	36,701
951	fuboTV, Inc. (b)	22,786
1,058	MediaAlpha, Inc. - Class A (b)	19,763
1,981	QuinStreet, Inc. (b)	34,786
14,586	TrueCar, Inc. (b)	60,678
674	Vimeo, Inc. (b)	19,795

Number of Shares		Value
	Interactive Media & Services (Continued)
1,972	Yelp, Inc. (a)(b)	$73,437

		389,886

	Internet & Direct Marketing Retail - 0.88%
3,202	1-800-Flowers.com, Inc. - Class A (a)(b)	97,693
4,468	CarParts.com, Inc. (b)	69,745
4,411	Duluth Holdings, Inc. - Class B (b)	60,122
1,645	Groupon, Inc. (a)(b)	37,522
2,840	Lands’ End, Inc. (a)(b)	66,854
956	Magnite, Inc. (a)(b)	26,768
1,348	PetMed Express, Inc. (a)	36,221
1,741	Porch Group, Inc. (a)(b)	30,781
3,884	Quotient Technology, Inc. (b)	22,605
5,663	Qurate Retail, Inc. - Series A (a)	57,706
1,390	Revolve Group, Inc. (a)(b)	85,860
931	Shutterstock, Inc.	105,501
442	Stamps.com, Inc. (b)	145,767
1,901	Stitch Fix, Inc. - Class A (b)	75,945
2,011	The RealReal, Inc. (b)	26,505

		945,595

	IT Services - 2.99%
1,375	Alliance Data Systems Corp.	138,724
2,210	Amdocs, Ltd. - ADR	167,319
6,885	Benefitfocus, Inc. (b)	76,424
1,286	Black Knight, Inc. (b)	92,592
239	BM Technologies, Inc. (b)	2,127
2,269	Booz Allen Hamilton Holding Corp.	180,045
5,364	Brightcove, Inc. (b)	61,901
529	CACI International, Inc. - Class A (b)	138,651
1,526	Cass Information Systems, Inc.	63,863
876	Concentrix Corp. (b)	155,052
13,016	Conduent, Inc. (b)	85,775
1,962	CSG Systems International, Inc.	94,568
3,911	DXC Technology Co. (b)	131,449
314	Euronet Worldwide, Inc. (b)	39,966
1,046	EVERTEC, Inc. - ADR	47,823
745	ExlService Holdings, Inc. (b)	91,724
3,389	Genpact, Ltd. - ADR	161,011
2,713	Gogo, Inc. (a)(b)	46,935
2,857	Greenbox POS (a)(b)	23,685
1,738	Grid Dynamics Holdings, Inc. (b)	50,784
1,156	HireQuest, Inc.	22,346
1,599	I3 Verticals, Inc. - Class A (b)	38,712
2,836	IBEX Holdings Ltd. - ADR (b)	48,212
3,511	International Money Express, Inc. (b)	58,634
1,558	Liquidity Services, Inc. (b)	33,668
483	LiveRamp Holdings, Inc. (b)	22,812
1,551	Maximus, Inc.	129,043
4,475	MoneyGram International, Inc. (a)(b)	35,890
571	MongoDB, Inc. (b)	269,232
3,051	Paysafe Ltd. - ADR (b)	23,645
1,704	Perficient, Inc. (a)(b)	197,153
2,388	Priority Technology Holdings, Inc. (b)	15,952
4,401	Rackspace Technology, Inc. (a)(b)	62,582
458	Science Applications International Corp.	39,187
447	Shift4 Payments, Inc. - Class A (a)(b)	34,651
4,781	SolarWinds Corp.	79,986

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
1,314	Switch, Inc. - Class A	$33,362
4,254	The Hackett Group, Inc.	83,464
840	TTEC Holdings, Inc.	78,565
1,135	Unisys Corp. (b)	28,534
217	WEX, Inc. (b)	38,222

		3,224,270

	Leisure Products - 1.35%
1,131	Acushnet Holdings Corp. (a)	52,818
1,470	American Outdoor Brands, Inc. (b)	36,103
4,208	AMMO, Inc. (a)(b)	25,879
1,380	Brunswick Corp.	131,473
1,230	Clarus Corp.	31,525
1,820	Escalade, Inc.	34,416
1,750	Hayward Holdings, Inc. (b)	38,920
509	Johnson Outdoors, Inc. - Class A	53,852
1,372	Latham Group, Inc. (b)	22,501
633	Malibu Boats, Inc. - Class A (b)	44,297
1,817	Marine Products Corp.	22,731
2,894	MasterCraft Boat Holdings, Inc. (b)	72,582
5,930	Mattel, Inc. (b)	110,061
5,627	Nautilus, Inc. (a)(b)	52,387
1,002	Polaris Industries, Inc. (a)	119,899
611	Pool Corp.	265,424
3,842	Smith & Wesson Brands, Inc.	79,760
635	Sturm, Ruger & Co., Inc.	46,850
2,090	Vista Outdoor, Inc. (b)	84,248
1,459	YETI Holdings, Inc. (a)(b)	125,022

		1,450,748

	Life Sciences Tools & Services - 1.45%
936	10X Genomics, Inc. - Class A (b)	136,263
4,160	Bionano Genomics, Inc. (b)	22,880
485	Bio-Techne Corp.	235,016
1,583	Bruker Corp. (a)	123,632
614	Charles River Laboratories International, Inc. (b)	253,379
6,109	ChromaDex Corp. (b)	38,303
22,010	Harvard Bioscience, Inc. (b)	153,630
1,536	Inotiv, Inc. (b)	44,913
517	Medpace holdings, Inc. (b)	97,858
594	NeoGenomics, Inc. (a)(b)	28,655
1,777	Pacific Biosciences of California, Inc. (a)(b)	45,402
1,680	PPD, Inc. (b)	78,607
2,954	QIAGEN NV - ADR (b)	152,663
1,706	Syneos Health, Inc. (b)	149,241

		1,560,442

	Machinery - 3.13%
1,016	AGCO Corp.	124,490
225	Alamo Group, Inc.	31,394
409	Albany International Corp. - Class A (a)	31,440
977	Allison Transmission Holdings, Inc.	34,508
1,361	Altra Industrial Motion Corp.	75,331
506	Astec Industries, Inc.	27,228
525	Badger Meter, Inc.	53,098
583	Barnes Group, Inc.	24,329
1,214	Blue Bird Corp. (b)	25,324
423	Chart Industries, Inc. (a)(b)	80,840
763	Colfax Corp. (b)	35,022
617	Columbus McKinnon Corp. (a)	29,832

Number of Shares		Value
	Machinery (Continued)
520	Crane Co.	$49,301
1,705	Donaldson Co., Inc.	97,884
2,190	Energy Recovery, Inc. (a)(b)	41,676
320	EnPro Industries, Inc.	27,878
272	ESCO Technologies, Inc.	20,944
1,477	Evoqua Water Technologies Corp. (b)	55,476
753	Federal Signal Corp.	29,081
743	Flowserve Corp. (a)	25,760
1,670	Gates Industrial Corp PLC - ADR (b)	27,171
2,320	Graco, Inc. (a)	162,330
417	Helios Technologies, Inc.	34,240
559	Hyster-Yale Materials Handling, Inc.	28,095
640	ITT, Inc. (a)	54,938
449	John Bean Technologies Corp. (a)	63,107
241	Kadant, Inc.	49,188
781	Lincoln Electric Holdings, Inc. (a)	100,585
154	Lindsay Corp.	23,376
1,571	Lydall, Inc. (b)	97,543
1,818	Mayville Engineering Co., Inc. (b)	34,178
1,403	Meritor, Inc. (b)	29,898
719	Miller Industries, Inc.	24,475
710	Mueller Industries, Inc.	29,181
1,838	Mueller Water Products, Inc. - Class A	27,974
617	Nordson Corp.	146,939
577	Omega Flex, Inc.	82,332
697	Oshkosh Corp.	71,352
968	Park-Ohio Holdings Corp.	24,703
2,012	Pentair PLC - ADR	146,132
376	Proto Labs, Inc. (b)	25,042
100	RBC Bearings, Inc. (a)(b)	21,220
2,677	REV Group, Inc.	45,937
804	Rexnord Corp.	51,689
888	Snap-on, Inc. (a)	185,548
414	SPX Corp. (b)	22,128
586	SPX FLOW, Inc.	42,837
591	Tennant Co.	43,704
1,521	Terex Corp.	64,034
818	The Greenbrier Companies, Inc.	35,166
2,224	The Manitowoc Co., Inc. (b)	47,638
475	The Middleby Corp. (a)(b)	80,992
1,187	The Shyft Group Inc (a)	45,118
859	The Timken Co.	56,196
1,609	The Toro Co.	156,733
4,128	Titan International, Inc. (b)	29,556
1,035	TriMas Corp. (b)	33,493
250	Valmont Industries, Inc.	58,780
2,327	Wabash National Corp.	35,207
510	Watts Water Technologies, Inc. - Class A	85,726
1,368	Welbilt, Inc. (a)(b)	31,792

		3,377,109

	Marine - 0.21%
3,394	Costamere, Inc. - ADR	52,573
429	Eagle Bulk Shipping, Inc. - ADR (b)	21,630
1,879	Genco Shipping & Trading Ltd. - ADR	37,824
604	Kirby Corp. (b)	28,968
457	Matson, Inc. (a)	36,884
5,650	Safe Bulkers, Inc. - ADR (b)	29,211
2,752	SFL Corp. Ltd. - ADR	23,062

		230,152

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Media - 1.30%
954	AMC Networks, Inc. - Class A (a)(b)	$44,447
12,915	Audacy, Inc. (b)	47,527
11	Cable One, Inc.	19,944
7,233	Entravision Communications Corp. - Class A	51,354
11,663	Fluent, Inc. (b)	26,475
2,271	Gray Television, Inc.	51,824
2,589	Hemisphere Media Group, Inc. (b)	31,534
2,219	iHeartMedia, Inc. - Class A (b)	55,519
870	John Wiley & Sons, Inc. - Class A (a)	45,423
1,853	Liberty Latin America Ltd. - Class A - ADR (b)	24,237
2,759	Liberty Latin America, Ltd. - Class C - ADR (b)	36,198
1,625	Meredith Corp. (b)	90,513
5,686	News Corp. - Class A	133,792
2,667	News Corp. - Class B	61,954
609	Nexstar Media Group, Inc. - Class A	92,544
1,227	Sinclair Broadcast Group, Inc. - Class A	38,871
726	TechTarget, Inc. (b)	59,837
2,926	TEGNA, Inc.	57,701
2,882	The E.W. Scripps Co. - Class A	52,049
4,912	The Interpublic Group of Companies, Inc.	180,123
2,099	The New York Times Co. - Class A	103,418
1,475	Thryv Holdings, Inc. (b)	44,309
856	Value Line, Inc.	29,327
1,312	WideOpenWest, Inc. (b)	25,781

		1,404,701

	Metals & Mining - 1.18%
2,495	Alcoa Corp. (b)	122,105
2,128	Allegheny Technologies, Inc. (b)	35,389
740	Carpenter Technology Corp. (a)	24,228
2,996	Cleveland-Cliffs, Inc. (a)(b)	59,351
1,823	Commercial Metals Co.	55,529
1,147	Constellium SE - ADR (b)	21,541
503	Gibraltar Industries, Inc. (b)	35,034
693	Haynes International, Inc.	25,814
5,106	Hecla Mining Co.	28,083
262	Kaiser Aluminum Corp.	28,548
305	Materion Corp.	20,935
1,198	MP Materials Corp. (b)	38,612
2,390	Olympic Steel, Inc. (a)	58,220
1,139	Reliance Steel & Aluminum Co. (a)	162,216
4,713	Ryerson Holding Corp.	104,959
1,101	Schnitzer Steel Industries, Inc. - Class A	48,235
1,925	Steel Dynamics, Inc. (a)	112,574
6,980	SunCoke Energy, Inc.	43,834
4,206	TimkenSteel Corp. (b)	55,014
4,353	United States Steel Corp. (a)	95,635
15,203	UR-ENERGY, Inc. - ADR (b)	26,149
1,872	Warrior Met Coal, Inc.	43,561
483	Worthington Industries, Inc.	25,454

		1,271,020

	Multiline Retail - 0.65%
1,391	Big Lots, Inc. (a)	60,314
1,118	Dillard’s, Inc. - Class A (a)	192,877
3,351	Kohl’s Corp. (a)	157,798
8,172	Macy’s, Inc.	184,687
2,677	Nordstrom, Inc. (b)	70,807
645	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	38,881

		705,364

Number of Shares		Value
	Multi-Utilities - 0.22%
740	Avista Corp.	$28,949
319	Black Hills Corp.	20,020
3,698	MDU Resources Group, Inc.	109,720
2,608	NiSource, Inc.	63,192
350	NorthWestern Corp.	20,055

		241,936

	Oil, Gas & Consumable Fuels - 2.31%
1,737	Aemetis, Inc. (b)	31,752
6,816	Alto Ingredients, Inc. (b)	33,671
346	Altus Midstream Co. - Class A	23,884
5,389	Amyris, Inc. (a)(b)	73,991
2,675	Antero Midstream Corp. (a)	27,873
4,620	Antero Resources Corp. (b)	86,902
2,028	APA Corp.	43,460
377	Arch Resources, Inc. (b)	34,967
4,684	Berry Corp.	33,772
1,116	Brigham Minerals, Inc. - Class A	21,383
715	California Resources Corp. (b)	29,315
728	Callon Petroleum Co. (a)(b)	35,730
9,317	Centennial Resource Development, Inc. - Class A (b)	62,424
839	Centrus Energy Corp. - Class A (b)	32,436
175	Chesapeake Utilities Corp.	21,009
933	Cimarex Energy Co.	81,358
2,335	CNX Resources Corp. (a)(b)	29,468
1,996	CONSOL Energy, Inc. (b)	51,936
576	Continental Resources, Inc. (a)	26,582
592	Denbury, Inc. (b)	41,588
5,946	Devon Energy Corp.	211,142
1,759	Diamondback Energy, Inc.	166,525
2,527	Dorian LPG, Ltd. - ADR	31,360
3,214	Earthstone Energy, Inc. - Class A (b)	29,569
4,962	Energy Fuels, Inc. - ADR (b)	34,833
3,648	Equitrans Midstream Corp.	36,991
4,411	Gevo, Inc. (b)	29,289
759	Green Plains, Inc. (a)(b)	24,781
721	HollyFrontier Corp.	23,887
1,481	International Seaways, Inc. - ADR	26,984
436	Laredo Petroleum, Inc. (a)(b)	35,346
2,128	Magnolia Oil & Gas Corp. - Class A (a)	37,857
8,574	Marathon Oil Corp.	117,207
836	Matador Resources Co.	31,801
2,021	Murphy Oil Corp. (a)	50,464
1,224	Northern Oil and Gas, Inc. (a)	26,194
3,264	OVINTIV, Inc.	107,320
1,282	PDC Energy, Inc. (a)	60,754
3,067	Peabody Energy Corp. (b)	45,361
3,105	Range Resources Corp. (a)(b)	70,266
1,758	Scorpio Tankers, Inc. - ADR	32,593
2,236	SM Energy Co.	58,986
8,310	Southwestern Energy Co. (b)	46,037
1,965	Targa Resources Corp.	96,698
8,927	Teekay Corp. - ADR (b)	32,673
8,338	Tellurian, Inc. (a)(b)	32,602
51	Texas Pacific Land Corp.	61,677
11,410	Uranium Energy Corp. (b)	34,800
602	Whiting Petroleum Corp. (b)	35,163
1,111	World Fuel Services Corp.	37,352

		2,490,013

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Paper & Forest Products - 0.40%
1,624	Boise Cascade Co.	$87,664
1,153	Clearwater Paper Corp. (b)	44,195
946	Domtar Corp. (b)	51,595
2,153	Glatfelter Corp.	30,357
2,655	Louisiana-Pacific Corp.	162,937
805	Schweitzer-Mauduit International, Inc.	27,901
1,120	Verso Corp. - Class A	23,240

		427,889

	Personal Products - 0.65%
1,684	BellRing Brands, Inc. - Class A (b)	51,783
3,902	Coty, Inc. - Class A (a)(b)	30,670
994	Edgewell Personal Care Co. (a)	36,082
1,795	elf Beauty, Inc. (b)	52,145
2,012	Herbalife Nutrition, Ltd. - ADR (a)(b)	85,269
537	Inter Parfums, Inc.	40,151
546	Medifast, Inc. (a)	105,181
4,728	Nature’s Sunshine Products, Inc.	69,265
1,975	Nu Skin Enterprises, Inc. - Class A (a)	79,928
3,010	Revlon, Inc. - Class A (a)(b)	30,431
3,013	The Honest Co., Inc. (b)	31,275
929	USANA Health Sciences, Inc. (b)	85,654

		697,834

	Pharmaceuticals - 1.80%
1,831	Aclaris Therapeutics, Inc. (b)	32,958
16,529	Amneal Pharmaceuticals, Inc. (b)	88,265
3,857	Amphastar Pharmaceuticals, Inc. (a)(b)	73,322
2,289	ANI Pharmaceuticals, Inc. (b)	75,125
241	Arvinas, Inc. (b)	19,805
2,382	Atea Pharmaceuticals, Inc. (b)	83,513
28,837	BioDelivery Sciences International, Inc. (b)	104,102
1,356	Catalent, Inc. (b)	180,443
4,933	Collegium Pharmaceutical, Inc. (a)(b)	97,377
5,510	Corcept Therapeutics, Inc. (b)	108,437
29,020	Endo International PLC - ADR (b)	94,025
3,383	Evolus, Inc. (b)	25,778
1,098	Harmony Biosciences Holdings, Inc. (b)	42,086
7,266	Innoviva, Inc. (a)(b)	121,415
1,645	Intersect ENT, Inc. (b)	44,744
2,288	IVERIC Bio, Inc. (b)	37,157
1,114	Jazz Pharmaceuticals PLC - ADR (b)	145,054
2,864	KemPharm, Inc. (b)	26,721
2,178	Ligand Pharmaceuticals (b)(c)(d)(f)	1,634
1,357	MEI Pharma, Inc. (b)	3,745
10,334	Mind Medicine MindMed, Inc. - ADR (b)	24,078
1,536	Oramed Pharmaceuticals, Inc. (b)	33,761
676	Pacira Pharmaceuticals, Inc. (b)	37,856
2,246	Perrigo Co. PLC - ADR	106,303
1,033	Phibro Animal Health Corp. - Class A	22,251
1,992	Prestige Consumer Healthcare, Inc. (b)	111,771
16,091	SIGA Technologies, Inc. (a)(b)	118,913
2,950	Supernus Pharmaceuticals, Inc. (a)(b)	78,677

		1,939,316

	Professional Services - 1.44%
965	ASGN, Inc. (b)	109,180
6,678	Atlas Technical Consultants, Inc. (b)	67,915
732	CBIZ, Inc. (b)	23,673
422	CRA International, Inc.	41,921

Number of Shares		Value
	Professional Services (Continued)
284	Exponent, Inc.	$32,135
540	Forrester Research, Inc. (b)	26,600
1,236	Franklin Covey Co. (b)	50,416
504	FTI Consulting, Inc. (a)(b)	67,889
2,148	GP Strategies Corp. (b)	44,464
981	Heidrick & Struggles International, Inc.	43,782
648	Huron Consulting Group, Inc. (b)	33,696
520	ICF International, Inc.	46,431
705	Insperity, Inc.	78,072
1,821	Kelly Services, Inc. - Class A	34,380
1,318	Kforce, Inc.	78,606
507	Korn Ferry International	36,687
903	ManpowerGroup, Inc.	97,777
4,857	Mistras Group, Inc. (b)	49,347
4,211	Nielsen Holdings PLC - ADR	80,809
3,696	Resources Connection, Inc.	58,323
2,013	Robert Half International, Inc.	201,964
349	TriNet Group, Inc. (b)	33,008
2,352	TrueBlue, Inc. (b)	63,692
2,231	Upwork, Inc. (a)(b)	100,462
453	VSE Corp.	21,821
837	Willdan Group, Inc. (b)	29,789

		1,552,839

	Real Estate Management & Development - 0.76%
2,791	Cushman & Wakefield Plc - ADR (b)	51,940
2,380	eXp World Holdings, Inc.	94,653
410	Howard Hughes Corp. (b)	36,002
767	Jones Lang LaSalle, Inc. (b)	190,285
1,593	Marcus & Millichap, Inc. (b)	64,708
5,774	Newmark Group, Inc. - Class A	82,626
1,840	Opendoor Technologies, Inc. (b)	37,775
728	Rafael Holdings, Inc. - Class B (b)	22,371
1,248	RE/MAX Holdings, Inc. - Class A	38,888
7,456	Realogy Holdings Corp. (b)	130,778
886	The RMR Group, Inc. - Class A	29,637
938	The St. Joe Co.	39,490

		819,153

	Road & Rail - 0.64%
71	AMERCO	45,868
1,081	ArcBest Corp. (a)	88,393
700	Avis Budget Group, Inc. (a)(b)	81,557
1,073	Covenant Transportation Group, Inc. (b)	29,668
5,512	Daseke, Inc. (b)	50,766
1,171	Knight-Swift Transportation Holdings, Inc.	59,897
643	Landstar System, Inc.	101,478
1,532	PAM Transportation Services, Inc. (b)	68,909
1,183	Ryder System, Inc.	97,846
255	Saia, Inc. (b)	60,698

		685,080

	Semiconductors & Semiconductor Equipment - 2.84%
514	Advanced Energy Industries, Inc.	45,103
1,115	Allegro MicroSystems, Inc. (b)	35,635
2,097	Alpha & Omega Semiconductor, Ltd. - ADR (b)	65,783
346	Ambarella, Inc. - ADR (b)	53,886
4,307	Amkor Technology, Inc. (a)	107,460
1,199	Axcelis Technologies, Inc. (b)	56,389
856	Brooks Automation, Inc.	87,612
561	CEVA, Inc. (b)	23,938

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
1,474	Cirrus Logic, Inc. (b)	$121,384
347	CMC Materials, Inc. (a)	42,761
1,566	Cohu, Inc. (a)(b)	50,018
957	Diodes, Inc. (b)	86,695
2,065	DSP Group, Inc. (b)	45,244
1,623	Entegris, Inc. (a)	204,336
663	First Solar, Inc. (b)	63,290
1,653	FormFactor, Inc. (b)	61,706
1,415	Ichor Holdings, Ltd. - ADR (b)	58,142
728	Impinj, Inc. (b)	41,591
4,386	Kopin Corp. (b)	22,500
1,321	Kulicke & Soffa Industries, Inc. (a)	76,988
1,890	Lattice Semiconductor Corp. (b)	122,189
612	MACOM Technology Solutions Holdings, Inc. (b)	39,700
1,192	MaxLinear, Inc. - Class A (b)	58,706
760	MKS Instruments, Inc.	114,692
759	Monolithic Power Systems, Inc.	367,872
7,724	NeoPhotonics Corp. (b)	67,276
5,997	ON Semiconductor Corp. (b)	274,483
1,115	Onto Innovation, Inc. (a)(b)	80,559
4,972	Photronics, Inc. (b)	67,768
963	Power Integrations, Inc. (a)	95,327
2,869	Rambus, Inc. (a)(b)	63,692
751	Semtech Corp. (b)	58,555
319	Silicon Laboratories, Inc. (b)	44,711
333	SiTime Corp. (b)	67,989
1,665	SMART Global Holdings, Inc. - ADR (a)(b)	74,093
1,734	Ultra Clean Holdings, Inc. (b)	73,868
1,626	Veeco Instruments, Inc. (a)(b)	36,113

		3,058,054

	Software - 6.77%
1,438	2U, Inc. (a)(b)	48,274
2,527	8x8, Inc. (a)(b)	59,107
7,306	A10 Networks, Inc. (b)	98,485
2,670	ACI Worldwide, Inc. (b)	82,049
1,402	Agilysys, Inc. (b)	73,409
959	Alarm.com Holdings, Inc. (b)	74,984
1,157	Altair Engineering, Inc. - Class A (b)	79,764
651	Alteryx, Inc. - Class A (b)	47,588
2,127	American Software, Inc. - Class A	50,516
1,821	Anaplan, Inc. (b)	110,881
601	Appfolio, Inc. - Class A (a)(b)	72,360
877	Appian Corp. (a)(b)	81,131
552	Asana, Inc. - Class A (b)	57,320
819	Aspen Technology, Inc. (b)	100,573
674	Avalara, Inc. (b)	117,795
4,488	Avaya Holdings Corp. (b)	88,818
1,022	Bentley Systems, Inc. - Class B (a)	61,974
531	Bill.com Holdings, Inc. (a)(b)	141,750
557	Blackbaud, Inc. (a)(b)	39,185
364	Blackline, Inc. (a)(b)	42,974
916	Bottomline Technologies, Inc. (b)	35,980
3,537	Box, Inc. - Class A (b)	83,721
1,363	CDK Global, Inc.	57,996
579	Cerence, Inc. (a)(b)	55,648
717	Ceridian HCM Holding, Inc. (b)	80,749
6,151	ChannelAdvisor Corp. (b)	155,190
3,022	Cloudera, Inc. (b)	48,261

Number of Shares		Value
	Software (Continued)
1,277	CommVault Systems, Inc. (b)	$96,171
784	Cornerstone OnDemand, Inc. (b)	44,892
887	Datto Holding Corp. (a)(b)	21,199
1,026	Digital Turbine, Inc. (a)(b)	70,537
1,736	Domo, Inc. - Class B (b)	146,588
5,789	Dropbox, Inc. - Class A (b)	169,155
1,487	Dynatrace, Inc. (b)	105,532
2,969	Ebix, Inc. (a)	79,955
4,503	eGain Corp. (b)	45,931
890	Elastic NV - ADR (b)	132,601
648	Envestnet, Inc. (a)(b)	51,996
448	ePlus, Inc. (b)	45,969
380	Fair Isaac Corp. (b)	151,213
1,389	FireEye, Inc. (b)	24,724
723	Five9, Inc. (b)	115,492
352	Globant SA - ADR (b)	98,916
3,107	GTY Technology Holdings, Inc. (b)	23,365
406	Guidewire Software, Inc. (a)(b)	48,261
1,012	Intelligent Systems Corp. (a)(b)	41,097
1,119	j2 Global, Inc. (b)	152,878
918	Jack Henry & Associates, Inc. (a)	150,607
1,426	LivePerson, Inc. (a)(b)	84,063
1,209	Manhattan Associates, Inc. (b)	185,013
1,068	Marathon Digital Holdings, Inc. (b)	33,727
1,331	McAfee Corp. (a)	29,428
980	Medallia, Inc. (b)	33,193
128	MicroStrategy, Inc. - Class A (a)(b)	74,035
887	Mimecast, Ltd. - ADR (b)	56,413
4,010	Mitek Systems, Inc. (b)	74,185
1,181	Model N, Inc. (b)	39,563
1,365	Momentive Global, Inc. (b)	26,754
804	New Relic, Inc. (b)	57,703
7,478	NortonLifeLock, Inc.	189,193
3,180	Nuance Communications, Inc. (b)	175,027
2,755	Nutanix, Inc. - Class A (b)	103,864
2,018	OneSpan, Inc. (b)	37,898
618	PagerDuty, Inc. (a)(b)	25,598
223	Paylocity Holding Corp. (a)(b)	62,529
854	Pegasystems, Inc.	108,543
1,970	Progress Software Corp.	96,904
571	PROS Holdings, Inc. (b)	20,259
1,250	PTC, Inc. (b)	149,738
927	QAD, Inc. - Class A	81,011
518	Qualys, Inc. (a)(b)	57,648
1,025	Rapid7, Inc. (a)(b)	115,846
11,024	Rimini Street Inc. (a)(b)	106,382
889	Riot Blockchain, Inc. (a)(b)	22,847
955	SailPoint Technologies Holding Inc. (a)(b)	40,950
1,100	Sapiens International Corp NV - ADR	31,658
3,315	SecureWorks Corp. - Class A (a)(b)	65,902
881	ShotSpotter, Inc. (b)	32,042
1,520	Smartsheet, Inc. - Class A (b)	104,606
10,816	Smith Micro Software, Inc. (b)	52,349
762	SPS Commerce, Inc. (b)	122,918
1,362	Tenable Holdings, Inc. (b)	62,843
741	Upland Software, Inc. (b)	24,779
2,370	Varonis Systems, Inc. (b)	144,215
2,216	Verint Systems, Inc. (a)(b)	99,255
1,083	Veritone, Inc. (b)	25,873
1,122	Workiva, Inc. (b)	158,157

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
5,761	Xperi Holding Corp.	$108,537
2,651	Yext, Inc. (b)	31,892
1,446	Zendesk, Inc. (b)	168,300
7,262	Zix Corp. (b)	51,342
3,228	Zuora, Inc. - Class A (b)	53,520

		7,290,063

	Specialty Retail - 4.91%
3,108	Abercrombie & Fitch Co. - Class A (a)(b)	116,954
1,862	Academy Sports & Outdoors, Inc. (a)(b)	74,517
3,165	American Eagle Outfitters, Inc. (a)	81,657
773	America’s Car-Mart, Inc. (b)	90,271
4,610	Arko Corp. (b)	46,561
461	Asbury Automotive Group, Inc. (b)	90,697
1,252	AutoNation, Inc. (a)(b)	152,443
2,419	Barnes & Noble Education, Inc. (b)	24,166
4,674	Bed Bath & Beyond, Inc. (a)(b)	80,743
2,949	Big 5 Sporting Goods Corp. (a)	67,945
854	Blink Charging Co. (a)(b)	24,433
758	Boot Barn Holdings, Inc. (a)(b)	67,363
948	Byrna Technologies, Inc. (a)(b)	20,723
4,189	Caleres, Inc. (a)	93,080
1,566	Camping World Holdings, Inc. - Class A (a)	60,870
6,630	CarLotz, Inc. (b)	25,260
9,781	Chico’s FAS, Inc. (b)	43,917
2,170	Citi Trends, Inc. (b)	158,323
2,272	Conn’s, Inc. (b)	51,870
1,804	Designer Brands, Inc. - Class A (b)	25,130
1,401	Dick’s Sporting Goods, Inc.	167,798
663	Five Below, Inc. (b)	117,225
1,241	Floor & Decor Holdings, Inc. - Class A (b)	149,900
1,866	Foot Locker, Inc.	85,202
1,243	GameStop Corp. - Class A (a)(b)	218,109
1,394	Genesco, Inc. (a)(b)	80,476
421	Group 1 Automotive, Inc.	79,097
1,392	Guess?, Inc.	29,246
2,397	Haverty Furniture Cos., Inc. (a)	80,803
1,720	Hibbett Sports, Inc.	121,673
2,843	JOANN, Inc. (a)	31,671
3,375	Kirkland’s, Inc. (b)	64,834
2,290	Lazydays Holdings, Inc. (b)	48,869
2,865	Leslie’s, Inc. (b)	58,847
425	Lithia Motors, Inc. (a)	134,742
4,222	Lumber Liquidators Holdings, Inc. (a)(b)	78,867
1,827	MarineMax, Inc. (a)(b)	88,646
544	Murphy USA, Inc. (a)	90,989
1,276	National Vision Holdings, Inc. (b)	72,439
1,655	ODP Corp. (b)	66,465
666	Penske Automotive Group, Inc. (a)	67,000
2,191	Petco Health & Wellness Co., Inc. (b)	46,230
2,384	Rent-A-Center, Inc.	134,005
288	REX American Resources Corp. (b)	23,003
315	RH (a)(b)	210,077
3,682	Sally Beauty Holdings, Inc. (a)(b)	62,042
2,801	Shift Technologies, Inc. (b)	19,439
2,422	Shoe Carnival, Inc.	78,521
2,149	Signet Jewelers, Ltd. - ADR	169,685
1,009	Sleep Number Corp. (a)(b)	94,321
1,067	Sonic Automotive, Inc. - Class A (a)	56,060

Number of Shares		Value
	Specialty Retail (Continued)
6,041	Sportsman’s Warehouse Holdings, Inc. (b)	$106,322
2,925	The Aaron’s Co., Inc.	80,554
1,628	The Buckle, Inc. (a)	64,453
2,583	The Cato Corp. - Class A	42,723
982	The Children’s Place, Inc. (b)	73,905
6,889	The Container Store Group, Inc. (b)	65,583
4,116	The Gap, Inc. (a)	93,433
4,339	Tilly’s, Inc. - Class A	60,789
1,085	TravelCenters of America, Inc. (b)	54,022
1,209	Urban Outfitters, Inc. (a)(b)	35,895
1,426	Williams Sonoma, Inc. (a)	252,873
232	Winmark Corp.	49,887
2,120	Zumiez, Inc. (b)	84,291

		5,287,934

	Technology Hardware, Storage & Peripherals - 0.97%
3,313	3D Systems Corp. (a)(b)	91,339
4,908	Avid Technology, Inc. (b)	141,939
826	Corsair Gaming, Inc. (a)(b)	21,418
4,797	MetaMaterials, Inc. (a)(b)	27,727
3,469	NCR Corp. (a)(b)	134,459
3,840	Pure Storage, Inc. - Class A (b)	96,614
11,461	Quantum Corp. (b)	59,368
915	Super Micro Computer, Inc. (b)	33,462
1,256	Synaptics, Inc. (b)	225,741
2,917	Teradata Corp. (a)(b)	167,290
2,301	Xerox Holdings Corp.	46,411

		1,045,768

	Textiles, Apparel & Luxury Goods - 2.09%
2,902	Capri Holdings, Ltd. - ADR (b)	140,486
737	Carter’s, Inc. (a)	71,666
846	Columbia Sportswear Co. (a)	81,081
2,014	Crocs, Inc. (b)	288,969
585	Deckers Outdoor Corp. (b)	210,717
6,323	Fossil Group, Inc. (a)(b)	74,927
2,482	G-III Apparel Group, Ltd. (a)(b)	70,240
4,585	Hanesbrands, Inc. (a)	78,679
1,733	Kontoor Brands, Inc.	86,563
2,221	Movado Group, Inc. (a)	69,939
631	Oxford Industries, Inc.	56,897
1,131	PLBY Group, Inc. (b)	26,658
1,173	PVH Corp. (b)	120,573
540	Ralph Lauren Corp. (a)	59,962
830	Rocky Brands, Inc.	39,516
1,994	Skechers U.S.A., Inc. - Class A (b)	83,987
1,662	Steven Madden, Ltd.	66,746
2,247	Superior Uniform Group, Inc.	52,333
5,202	Tapestry, Inc.	192,578
4,237	Under Armour, Inc. - Class A (a)(b)	85,503
4,803	Under Armour, Inc. - Class C (b)	84,148
1,790	Unifi, Inc. (b)	39,255
213	UniFirst Corp.	45,288
6,057	Vera Bradley, Inc. (a)(b)	56,996
2,333	Wolverine World Wide, Inc.	69,617

		2,253,324

	Thrifts & Mortgage Finance - 1.39%
1,401	Axos Financial, Inc. (b)	72,208
1,240	Berkshire Hills Bancorp, Inc. (a)	33,455
1,990	Bridgewater Bancshares, Inc. (b)	34,845

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance (Continued)
1,806	Columbia Financial, Inc. (b)	$33,411
1,421	Essent Group, Ltd. - ADR	62,538
488	Federal Agricultural Mortgage Corp. -Class C (a)	52,958
1,523	Flagstar Bancorp, Inc.	77,338
1,873	Flushing Financial Corp.	42,330
690	FS Bancorp, Inc.	23,881
189	Hingham Institution for Savings	63,636
850	Home Bancorp, Inc.	32,878
6,400	Home Point Capital, Inc.	26,368
953	HomeStreet, Inc.	39,216
1,757	Kearny Financial Corp.	21,839
1,339	Merchants Bancorp	52,850
4,983	MGIC Investment Corp. (a)	74,546
2,471	Mr Cooper Group, Inc. (b)	101,731
3,984	New York Community Bancorp, Inc. (a)	51,274
1,752	NMI Holdings, Inc. - Class A (b)	39,613
1,957	Northfield Bancorp, Inc.	33,582
1,703	Northwest Bancshares, Inc.	22,616
1,458	PennyMac Financial Services, Inc.	89,128
1,781	People’s United Financial, Inc.	31,114
1,937	Provident Bancorp, Inc.	31,031
1,422	Provident Financial Services, Inc. (a)	33,374
2,772	Radian Group, Inc.	62,980
700	Southern Missouri Bancorp, Inc.	31,423
1,715	Velocity Financial, Inc. (b)	22,569
875	Walker & Dunlop, Inc.	99,312
880	Washington Federal, Inc.	30,193
2,042	Waterstone Financial, Inc.	41,841
685	WSFS Financial Corp.	35,147

		1,501,225

	Tobacco - 0.12%
7,973	22nd Century Group, Inc. (b)	23,600
634	Turning Point Brands, Inc.	30,273
752	Universal Corp.	36,344
2,758	Vector Group, Ltd. (a)	35,165

		125,382

	Trading Companies & Distributors - 1.80%
2,166	Alta Equipment Group, Inc. (b)	29,739
897	Applied Industrial Technologies, Inc.	80,847
1,387	Beacon Roofing Supply, Inc. (a)(b)	66,243
1,602	BlueLinx Holdings, Inc. (b)	78,306
811	CAI International, Inc.	45,343
2,035	DXP Enterprises, Inc. (b)	60,175
253	EVI Industries, Inc. (b)	6,882
330	GATX Corp.	29,555
1,962	Global Industrial Co.	74,340
2,276	GMS, Inc. (a)(b)	99,689
1,102	H&E Equipment Services, Inc.	38,251
484	Herc Holdings, Inc. (b)	79,115
611	Kaman Corp.	21,794
1,339	Lawson Products, Inc. (b)	66,963
4,114	MRC Global, Inc. (b)	30,197
844	MSC Industrial Direct Co., Inc. - Class A	67,680
6,286	NOW, Inc. (b)	48,088
1,262	Rush Enterprises, Inc. - Class A	56,992
882	Rush Enterprises, Inc. - Class B	40,369
941	SiteOne Landscape Supply, Inc. (b)	187,701
1,587	Textainer Group Holdings, Ltd. - ADR (b)	55,402

Number of Shares		Value
	Trading Companies & Distributors (Continued)
1,940	Titan Machinery, Inc. (b)	$50,265
650	Transcat, Inc. (b)	41,912
954	Triton International, Ltd. - ADR	49,646
2,437	Univar, Inc. (b)	58,049
2,644	Veritiv Corp. (b)	236,797
473	Watsco, Inc. (a)	125,165
988	WESCO International, Inc. (b)	113,936

		1,939,441

	Transportation Infrastructure - 0.03%
733	Macquarie Infrastructure Corp.	29,731

	Water Utilities - 0.16%
244	American States Water Co.	20,867
2,832	Cadiz, Inc. (b)	19,937
531	California Water Service Group	31,292
1,438	Essential Utilities, Inc.	66,263
600	Global Water Resources, Inc.	11,232
199	Middlesex Water Co.	20,453

		170,044

	Wireless Telecommunication Services - 0.07%
747	Shenandoah Telecommunications Co.	23,591
1,576	Telephone & Data Systems, Inc.	30,732
716	United States Cellular Corp. (b)	22,833

		77,156

	Total Common Stocks (Cost $60,827,690)	97,452,616

Principal Amount
	CORPORATE OBLIGATIONS - 0.00% (g)
	Capital Markets - 0.00% (g)
4,596	GAMCO Investors, Inc. 4.000%, 06/15/2023	4,574

	Total Corporate Obligations (Cost $4,596)	4,574

Number of Shares
	INVESTMENT COMPANIES - 3.56%
	Exchange Traded Funds - 3.56%
21,049	Vanguard Extended Market ETF	3,838,496

	Total Investment Companies (Cost $3,285,128)	3,838,496

	REAL ESTATE INVESTMENT TRUSTS - 5.14%
	Real Estate Investment Trusts - 5.14%
1,751	Acadia Realty Trust	35,738
10,088	AGNC Investment Corp. (a)	159,088
344	Agree Realty Corp. (a)	22,783
2,320	Alexander & Baldwin, Inc.	54,381
677	American Assets Trust, Inc.	25,333
924	American Campus Communities, Inc.	44,768
4,577	American Finance Trust, Inc.	36,799
2,911	American Homes 4 Rent - Class A	110,967
1,306	Americold Realty Trust (a)	37,939
435	Apartment Income REIT Corp.	21,232
6,603	Apartment Investment and Management Co. - Class A	45,231
1,662	Apollo Commercial Real Estate Finance, Inc. (a)	24,647
1,483	Apple Hospitality REIT, Inc. (a)	23,328

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
	Real Estate Investment Trusts (Continued)
3,385	Arbor Realty Trust, Inc. (a)	$62,724
1,418	Ares Commercial Real Estate Corp.	21,383
2,472	Armada Hoffler Properties, Inc.	33,051
3,462	ARMOUR Residential REIT, Inc. (a)	37,320
847	Blackstone Mortgage Trust, Inc. - Class A	25,681
4,249	Braemar Hotels & Resorts, Inc. (b)	20,608
2,399	Brandywine Realty Trust (a)	32,195
3,354	Brixmor Property Group, Inc.	74,157
1,826	Broadstone Net Lease, Inc. (a)	45,303
815	Camden Property Trust	120,188
4,917	Capstead Mortgage Corp.	32,895
358	Centerspace	33,831
6,445	Chimera Investment Corp. (a)	95,708
1,759	City Office REIT, Inc.	31,416
1,357	Columbia Property Trust, Inc.	25,810
3,277	CoreCivic, Inc. (a)(b)	29,165
3,046	CorePoint Lodging, Inc. (b)	47,213
312	CoreSite Realty Corp.	43,224
1,170	Corporate Office Properties Trust (a)	31,567
1,543	Cousins Properties, Inc.	57,538
1,376	CubeSmart	66,667
569	CyrusOne, Inc.	44,046
5,770	DigitalBridge Group, Inc. (a)(b)	34,793
18,645	Diversified Healthcare Trust	63,207
1,010	Douglas Emmett, Inc. (a)	31,926
3,808	Dynex Capital, Inc.	65,802
1,084	Easterly Government Properties, Inc. (a)	22,395
195	EastGroup Properties, Inc. (a)	32,493
2,168	Ellington Financial, Inc.	39,653
5,645	Empire State Realty Trust, Inc. - Class A (a)	56,619
655	EPR Properties (a)	32,344
536	Equity LifeStyle Properties, Inc.	41,862
792	Essential Properties Realty Trust, Inc.	22,113
2,660	Farmland Partners, Inc.	31,893
851	First Industrial Realty Trust, Inc.	44,320
8,957	Franklin Street Properties Corp.	41,560
1,257	Gaming and Leisure Properties, Inc.	58,224
1,216	Gladstone Commercial Corp.	25,572
1,311	Gladstone Land Corp.	29,851
1,666	Granite Point Mortgage Trust, Inc.	21,941
1,967	Great Ajax Corp.	26,535
1,814	Healthcare Realty Trust, Inc. (a)	54,021
835	Healthcare Trust of America, Inc. - Class A (a)	24,766
865	Highwoods Properties, Inc.	37,939
1,981	Hudson Pacific Properties, Inc. (a)	52,041
1,205	Independence Realty Trust, Inc. (a)	24,522
1,317	Industrial Logistics Properties Trust	33,465
211	Innovative Industrial Properties, Inc. (a)	48,777
7,021	Invesco Mortgage Capital, Inc.	22,116
2,001	Iron Mountain, Inc. (a)	86,943
1,610	iStar Financial, Inc. (a)	40,379
780	JBG SMITH Properties	23,096
675	Kilroy Realty Corp. (a)	44,692
3,811	Kimco Realty Corp.	79,078
2,067	Kite Realty Group Trust (a)	42,084
422	Lamar Advertising Co. - Class A	47,876
1,757	Lexington Realty Trust (a)	22,402
537	Life Storage, Inc.	61,615
3,624	Macerich Co.	60,557

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
2,649	Mack-Cali Realty Corp. (b)	$45,351
1,956	Medical Properties Trust, Inc. (a)	39,257
4,751	MFA Financial, Inc.	21,712
1,708	Monmouth Real Estate Investment Corp.	31,854
398	National Health Investors, Inc.	21,293
474	National Retail Properties, Inc.	20,472
925	National Storage Affiliates Trust (a)	48,831
1,276	NETSTREIT Corp.	30,177
3,851	New Residential Investment Corp.	42,361
11,133	New York Mortgage Trust, Inc.	47,427
394	NexPoint Residential Trust, Inc.	24,381
2,535	Office Properties Income Trust	64,212
707	Omega Healthcare Investors, Inc. (a)	21,182
716	One Liberty Properties, Inc.	21,831
7,463	Paramount Group, Inc.	67,092
3,630	PennyMac Mortgage Investment Trust (a)	71,475
1,431	Physicians Realty Trust	25,214
2,272	Piedmont Office Realty Trust, Inc. - Class A	39,601
1,082	Plymouth Industrial REIT, Inc.	24,616
1,745	Postal Realty Trust, Inc. - Class A	32,527
1,302	PotlatchDeltic Corp.	67,157
138	PS Business Parks, Inc.	21,630
842	Rayonier, Inc.	30,043
2,040	Ready Capital Corp.	29,437
4,507	Redwood Trust, Inc.	58,095
862	Regency Centers Corp.	58,038
2,042	Retail Opportunity Investments Corp.	35,572
4,388	Retail Properties of America, Inc. - Class A	56,517
3,281	Retail Value, Inc.	86,389
2,771	RPT Realty	35,358
2,054	Sabra Health Care REIT, Inc.	30,235
374	Safehold, Inc. (a)	26,887
709	Saul Centers, Inc.	31,239
2,081	Service Properties Trust	23,328
2,624	SITE Centers Corp.	40,515
742	SL Green Realty Corp. (a)	52,563
460	Spirit Realty Capital, Inc.	21,178
1,064	STAG Industrial, Inc.	41,762
2,766	Starwood Property Trust, Inc.	67,518
1,797	STORE Capital Corp. (a)	57,558
3,216	Tanger Factory Outlet Centers, Inc. (a)	52,421
326	Terreno Realty Corp.	20,613
11,390	The Geo Group, Inc. (a)	85,083
2,435	TPG RE Finance Trust, Inc.	30,145
10,081	Two Harbors Investment Corp. (a)	63,914
1,460	UMH Properties, Inc.	33,434
1,678	Uniti Group, Inc.	20,757
1,406	Urban Edge Properties	25,744
1,582	Urstadt Biddle Properties, Inc. - Class A	29,947
1,107	Ventas, Inc. (a)	61,117
1,391	VEREIT, Inc.	62,915
4,680	VICI Properties, Inc. (a)	132,959
983	Vornado Realty Trust	41,296
930	Washington Real Estate Investment Trust (a)	23,018
6,037	Whitestone	59,042

	Total Real Estate Investment Trusts (Cost $4,945,309)	5,537,686

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.79%
	Money Market Funds - 0.79%
850,995	DWS Government Money Market Series -Institutional Shares Effective Yield, 0.04% (e)	$850,995

	Total Short Term Investments (Cost $850,995)	850,995

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 21.24%
	Investments Purchased with Proceeds from Securities Lending Collateral - 21.24%
22,885,679	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (e)	22,885,679

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $22,885,679)	22,885,679

	Total Investments (Cost $92,799,397) - 121.17%	130,570,046
	Liabilities in Excess of Other Assets - (21.17)%	(22,808,331)

	TOTAL NET ASSETS - 100.00%	$107,761,715

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	As of September 30, 2021, the Valuation Committee has fair valued this security. The value of these securities were $3,867, which represents less than 0.01% of total net assets.
(e)	Seven-day yield as of September 30, 2021.
(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $3,867, which represents less than 0.01% of total net assets.
(g)	Less than 0.01%.

Glossary of Terms
ADR	-	American Depositary Receipt

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS - 93.93%
	Australia - 4.20%
24,198	AGL Energy, Ltd.	$99,930
14,125	Australia & New Zealand Banking Group, Ltd.	283,666
8,758	BHP Billiton, Ltd.	233,908
20,160	BlueScope Steel, Ltd.	292,111
1,204	Cochlear, Ltd.	188,381
42,802	Coles Group, Ltd.	519,916
6,780	Commonwealth Bank of Australia	503,147
1,803	CSL, Ltd.	376,704
1,804	Domino’s Pizza Enterprises, Ltd.	206,339
15,382	Endeavour Group, Ltd.	76,973
25,616	Fortescue Metals Group, Ltd.	272,862
477	Macquarie Group, Ltd.	61,627
8,717	Magellan Financial Group, Ltd.	218,803
35,968	Medibank Private, Ltd.	91,834
10,628	National Australia Bank, Ltd.	209,595
2,064	Newcrest Mining, Ltd.	34,216
2,022	REA Group, Ltd.	227,740
12,429	Reece, Ltd.	167,626
3,687	Rio Tinto, Ltd.	262,482
6,702	Santos, Ltd.	34,328
4,277	SEEK, Ltd.	94,022
1,891	Sonic Healthcare, Ltd.	54,648
42,422	South32, Ltd.	105,272
9,926	Suncorp Group, Ltd.	88,262
12,878	Telstra Corp., Ltd.	36,086
6,890	Washington H Soul Pattinson & Co., Ltd.	191,481
10,288	Wesfarmers, Ltd.	409,189
11,260	Westpac Banking Corp.	208,237
15,382	Woolworths, Ltd.	432,054

		5,981,439

	Austria - 0.72%
1,125	Erste Group Bank AG	49,398
2,081	OMV AG	125,308
13,423	Raiffeisen Bank International AG	351,070
695	Verbund AG	70,289
11,834	voestalpine AG	437,131

		1,033,196

	Belgium - 0.68%
3,555	Ageas SA	176,044
1,911	Anheuser-Busch InBev SA	108,387
4,214	Colruyt SA	214,964
487	Sofina SA	193,505
2,497	UCB SA	279,606

		972,506

	Canada - 9.21%
7,200	Alimentation Couche-Tard, Inc. - Series B	275,471
5,204	AltaGas, Ltd.	102,675
21,483	B2Gold Corp.	73,442
4,031	Bank of Montreal	402,432
6,217	Barrick Gold Corp.	112,255
2,085	Bausch Health Cos., Inc. (a)	58,142
13,791	BlackBerry, Ltd. (a)(b)	134,252
695	Brookfield Asset Management, Inc. - Class A	37,241
2,238	Canadian Imperial Bank of Commerce	249,138
294	Canadian National Railway Co.	34,070
4,423	Canadian Natural Resources, Ltd.	161,716

Number of Shares		Value
	Canada (Continued)
2,547	Canadian Pacific Railway, Ltd.	$166,321
878	Canadian Tire Corp., Ltd. - Class A	122,862
1,307	CCL Industries, Inc. - Class B	67,692
9,727	Cenovus Energy, Inc.	98,069
985	CGI, Inc. (a)	83,670
525	Constellation Software, Inc.	860,086
4,819	Dollarama, Inc.	209,029
18,226	Empire Co., Ltd.	555,443
793	Fairfax Financial Holdings, Ltd.	320,124
5,922	First Quantum Minerals, Ltd.	109,641
1,300	FirstService Corp.	235,039
3,090	George Weston, Ltd.	333,298
2,869	GFL Environmental, Inc.	106,664
1,241	Gildan Activewear, Inc.	45,345
5,010	Great-West Lifeco, Inc.	152,444
5,011	iA Financial Corp., Inc.	284,297
6,474	Imperial Oil, Ltd.	204,606
463	Intact Financial Corp.	61,222
17,129	Ivanhoe Mines Ltd. - Class A (a)	109,541
17,938	Kinross Gold Corp.	96,162
1,691	Kirkland Lake Gold, Ltd.	70,438
1,037	Lightspeed Commerce, Inc. (a)	100,065
7,543	Loblaw Cos., Ltd.	517,636
10,465	Lundin Mining Corp.	75,269
3,179	Magna International, Inc.	239,241
25,276	Manulife Financial Corp.	486,522
2,573	Metro, Inc.	125,725
2,544	National Bank of Canada	195,389
3,695	Northland Power, Inc.	116,107
2,433	Nutrien, Ltd.	157,916
3,016	Onex Corp.	213,211
12,309	Power Corp. of Canada	405,732
1,968	Ritchie Bros Auctioneers, Inc.	121,442
9,264	Royal Bank of Canada	921,792
1,602	Saputo, Inc.	40,739
531	Shopify, Inc. - Class A (a)	720,753
1,709	Sun Life Financial, Inc.	87,973
1,590	Suncor Energy, Inc.	32,965
2,398	Teck Resources, Ltd. - Class B (a)	59,694
4,974	The Bank of Nova Scotia	306,153
10,374	The Toronto-Dominion Bank	686,768
439	Thomson Reuters Corp.	48,541
862	Toromont Industries, Ltd.	71,956
5,252	West Fraser Timber Co., Ltd.	442,352
8,086	WSP GLOBAL, Inc.	968,201
15,050	Yamana Gold, Inc.	59,411

		13,134,380

	Cayman Islands - 0.71%
97,449	Chow Tai Fook Jewelry Group, Ltd.	185,327
10,607	CK Asset Holdings, Ltd.	61,200
2,329	Futu Holdings, Ltd. - ADR (a)(b)	211,986
708	Sea, Ltd. - ADR (a)	225,661
43,290	SITC International Holdings Co., Ltd.	154,042
56,720	Xinyi Glass Holdings, Ltd.	169,199

		1,007,415

	Chile - 0.09%
6,846	Antofagasta PLC	124,411

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Denmark - 2.67%
160	A.P. Moeller - Maersk AS - Class A	$412,326
165	A.P. Moeller - Maersk AS - Class B	446,670
2,617	Ambu AS - Class B	77,521
230	Carlsberg AS - Series B	37,523
2,122	Coloplast AS - Series B	331,802
10,430	Danske Bank AS	175,705
1,292	DSV AS	309,258
188	Genmab AS (a)	82,141
692	GN Store Nord AS	47,861
13,378	Novo Nordisk AS - Series B	1,289,500
588	Novozymes AS - B Shares	40,308
3,470	Pandora AS	421,257
144	Rockwool International AS - B Shares	61,501
1,486	William Demant Holdings AS (a)	74,881

		3,808,254

	Finland - 0.57%
499	Elisa OYJ	31,005
6,241	Kesko OYJ - B Shares	215,273
25,578	Nokia OYJ (a)	141,070
10,599	Orion OYJ - Class B	419,621

		806,969

	France - 9.87%
903	Air Liquide SA	144,624
12,170	Atos SE	646,490
3,572	AXA SA	98,991
3,075	BioMerieux	349,894
7,222	BNP Paribas SA	462,067
85,829	Bollore SA	495,643
1,172	Bureau Veritas SA	36,169
840	Capgemini SE	174,196
16,429	Carrefour SA	294,430
8,316	Cie de Saint-Gobain	559,640
328	Cie Generale des Etablissements Michelin SCA	50,295
20,289	CNP Assurances	320,223
15,602	Credit Agricole SA	214,456
2,857	Danone SA	194,784
2,084	Dassault Systemes SE	109,671
3,689	Eiffage SA	372,835
10,513	Engie SA	137,543
874	EssilorLuxottica SA	167,015
631	Eurazeo SE	59,126
922	Faurecia SA	43,378
513	Hermes International	707,801
4,852	Ipsen SA	462,346
471	Kering SA	334,532
10,225	La Francaise des Jeux SAEM	525,739
901	Legrand SA	96,541
2,346	L’Oreal SA	970,781
2,073	LVMH Moet Hennessy Louis Vuitton SE	1,484,810
5,329	Orange SA	57,632
6,193	Publicis Groupe SA	416,031
893	Remy Cointreau SA	172,893
6,911	Renault SA (a)	245,180
239	Safran SA	30,229
7,127	Sanofi-Aventis SA	686,071
1,027	Sartorius Stedim Biotech	573,891
2,818	Schneider Electric SE	469,348

Number of Shares		Value
	France (Continued)
6,970	SCOR SE	$200,707
1,955	SEB SA	275,039
9,505	Societe Generale SA	297,647
9,280	Suez Environnement Co. SA	211,603
413	Teleperformance	162,447
7,590	Total SA	362,785
1,065	Ubisoft Entertainment SA (a)	63,774
1,043	Valeo SA	29,108
2,920	Vinci SA	303,705

		14,072,110

	Germany - 7.10%
1,696	adidas AG	532,977
1,937	Allianz SE	433,975
3,565	Bayer AG	193,492
2,705	Bayerische Motoren Werke AG	256,917
2,051	Beiersdorf AG	221,302
2,052	Brenntag AG	190,619
1,040	Carl Zeiss Meditec AG	199,214
1,501	Covestro AG	102,294
7,289	Daimler AG	643,119
640	Delivery Hero SE (a)	81,635
18,539	Deutsche Bank AG (a)	235,588
764	Deutsche Boerse AG	123,971
12,788	Deutsche Post AG	801,930
11,027	Deutsche Telekom AG	221,137
1,584	Fresenius Medical Care AG & Co. KGaA	111,108
3,230	Fresenius SE & Co. KGaA	154,604
1,008	GEA Group AG	46,035
5,655	HeidelbergCement AG	421,881
7,203	HelloFresh SE (a)	663,877
2,231	Infineon Technologies AG	91,244
920	KION Group AG	85,539
2,052	Knorr-Bremse AG	219,546
1,822	Merck KGaA	394,352
3,765	Nemetschek SE	393,252
4,227	Puma SE	469,893
253	Rational AG	237,661
7,217	RWE AG	254,531
4,888	SAP SE	660,998
2,057	Siemens AG	336,423
5,185	Siemens Energy AG (a)	138,696
2,633	Siemens Healthineers AG	170,764
2,036	Uniper SE	84,758
1,379	Volkswagen AG	425,287
5,731	Zalando SE (a)	522,674

		10,121,293

	Hong Kong - 2.35%
72,146	AIA Group, Ltd.	829,997
29,999	BOC Hong Kong Holdings, Ltd.	90,400
56,592	CK Hutchison Holdings, Ltd.	377,533
1,758	Hang Seng Bank, Ltd.	30,112
12,409	Hong Kong Exchange & Clearing, Ltd.	762,539
12,110	Hongkong Land Holdings, Ltd.	57,846
2,811	Jardine Matheson Holdings, Ltd.	148,585
52,299	Swire Pacific, Ltd. - Class A	309,455
22,687	Techtronic Industries Co., Ltd.	448,330
407,047	WH Group, Ltd.	289,837

		3,344,634

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Ireland - 0.44%
1,417	CRH PLC	$66,875
733	DCC PLC	61,107
5,189	James Hardie Industries PLC	184,061
643	Kingspan Group PLC	63,662
842	Kingspan Group PLC	83,989
3,254	Smurfit Kappa Group PLC	171,317

		631,011

	Isle Of Man - 0.26%
13,132	GVC Holdings PLC (a)	375,071

	Israel - 0.63%
13,040	Bank Leumi Le-Israel BM	110,489
19,595	Israel Chemicals, Ltd.	142,796
1,532	Mizrahi Tefahot Bank, Ltd.	51,598
713	Nice, Ltd. (a)	201,895
21,280	Teva Pharmaceutical Industries, Ltd. - ADR (a)	207,267
920	Wix.com, Ltd. - ADR (a)	180,292

		894,337

	Italy - 1.91%
8,105	Assicurazioni Generali SpA	171,657
2,326	Atlantia SpA (a)	43,895
1,457	DiaSorin SpA	305,111
19,207	Enel SpA	147,417
14,455	FinecoBank Banca Fineco SpA	261,084
30,210	Intesa Sanpaolo SpA	85,524
5,656	Moncler SpA	344,962
24,195	Poste Italiane SpA	332,242
4,911	Prysmian SpA	171,533
3,313	Recordati SpA	192,020
882,574	Telecom Italia SpA	345,095
792,543	Telecom Italia SpA - Savings Shares	319,819

		2,720,359

	Japan - 21.67%
4,641	Advantest Corp.	413,557
5,396	Aisin Seiki Co., Ltd.	195,534
2,690	Ajinomoto Co., Inc.	79,489
2,410	Asahi Glass Co., Ltd.	124,193
3,136	Asahi Intecc Co., Ltd.	85,891
22,224	Astellas Pharma, Inc.	365,786
2,412	AZBIL Corp.	103,850
2,653	Bandai Namco Holdings, Inc.	199,446
1,279	Bridgestone Corp.	60,511
10,130	Brother Industries, Ltd.	222,913
1,444	Canon, Inc.	35,332
7,504	Capcom Co., Ltd.	208,507
34,161	Chubu Electric Power Co., Inc.	403,740
7,225	Chugai Pharmaceutical Co., Ltd.	264,391
630	Cosmos Pharmaceutical Corp.	106,994
19,568	CyberAgent, Inc.	377,515
7,816	Dai-ichi Life Holdings, Inc.	170,944
6,775	Daiichi Sankyo Co., Ltd.	180,087
612	Daikin Industries, Ltd.	133,440
2,019	Denso Corp.	131,835
268	Disco Corp.	75,064
3,051	Eisai Co., Ltd.	228,543
261	Fast Retailing Co., Ltd.	192,492

Number of Shares		Value
	Japan (Continued)
938	Fuji Electric Co., Ltd.	$42,684
2,170	FUJIFILM Holdings Corp.	187,379
1,626	Fujitsu, Ltd.	293,836
4,154	Hakuhodo DY Holdings, Inc.	71,486
25,116	Hino Motors, Ltd.	233,224
323	Hirose Electric Co., Ltd.	53,678
2,649	Hitachi Metals, Ltd. (a)	51,156
5,927	Hitachi, Ltd.	350,646
14,393	Honda Motor Co., Ltd.	442,496
4,525	Hoya Corp.	705,985
1,257	IBIDEN Co., Ltd.	69,142
14,368	Iida Group Holdings Co., Ltd.	369,570
35,064	Inpex Corp.	273,020
3,384	Isuzu Motors, Ltd.	44,027
5,155	Ito En, Ltd.	341,957
15,336	ITOCHU Corp.	446,676
32,630	Japan Post Holdings Co., Ltd.	274,277
17,295	Japan Post Insurance Co., Ltd.	313,699
3,672	JSR Corp.	131,994
10,952	JXTG Holdings, Inc.	44,491
21,469	Kajima Corp.	275,116
8,805	Kakaku.com, Inc.	284,340
2,364	Kao Corp.	140,690
9,195	KDDI Corp.	302,728
453	Keyence Corp.	270,383
2,949	Kikkoman Corp.	239,968
997	Kobayashi Pharmaceutical Co., Ltd.	79,045
4,114	Koei Tecmo Holdings Co., Ltd.	195,280
635	Konami Holdings Corp.	39,801
2,291	Kose Corp.	273,993
3,106	Kurita Water Industries, Ltd.	149,455
1,834	Lasertec Corp.	417,524
1,447	Lawson, Inc.	71,080
4,011	Lion Corp.	64,875
8,259	LIXIL Group Corp.	239,374
3,815	M3, Inc.	271,889
39,888	Marubeni Corp.	330,002
26,559	Mazda Motor Corp. (a)	229,840
4,356	Medipal Holdings Corp.	81,980
2,262	MEIJI Holdings Co., Ltd.	146,244
1,630	Minebea Mitsumi, Inc.	41,513
7,536	MISUMI Group, Inc.	320,650
57,415	Mitsubishi Chemical Holdings Corp.	522,691
14,173	Mitsubishi Corp.	445,067
9,065	Mitsubishi Electric Corp.	125,982
35,447	Mitsubishi UFJ Financial Group, Inc.	209,539
15,480	Mitsui & Co., Ltd.	338,501
4,580	Mitsui Chemicals, Inc.	153,013
8,670	Mizuho Financial Group, Inc.	122,656
21,150	MonotaRO Co., Ltd.	473,975
2,991	Murata Manufacturing Co., Ltd.	264,561
6,800	NEC Corp.	368,499
1,902	Nidec Corp.	209,676
4,570	Nihon M&A Center, Inc.	134,195
532	Nintendo Co., Ltd.	254,234
1,577	Nippon Steel & Sumitomo Metal Corp.	28,364
22,212	Nippon Telegraph & Telephone Corp.	615,476
4,954	Nippon Yusen Kabushiki Kaisha	371,195

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
37,148	Nissan Motor Co. Ltd. (a)	$185,646
1,636	Nitori Holdings Co., Ltd.	322,410
683	Nitto Denko Corp.	48,620
3,714	Nomura Research Institute, Ltd.	136,514
15,299	Oji Holdings Corp.	77,087
13,586	Olympus Corp.	297,370
2,200	OMRON Corp.	217,696
2,684	Ono Pharmaceutical Co., Ltd.	61,205
9,188	ORIX Corp.	171,922
2,142	Osaka Securities Exchange Co., Ltd.	53,122
2,529	Otsuka Holdings Co., Ltd.	108,147
24,355	Panasonic Corp.	301,890
14,250	Persol Holdings Co., Ltd.	355,239
5,746	Pigeon Corp.	133,582
15,072	Pola Orbis Holdings, Inc.	346,924
8,678	Rakuten, Inc.	84,530
11,724	Recruit Holdings Co., Ltd.	716,640
12,113	Renesas Electronics Corp. (a)	149,079
42,166	Resona Holdings, Inc.	168,665
27,141	Ricoh Co., Ltd.	277,714
10,894	Ryohin Keikaku Co., Ltd.	242,316
4,071	Seiko Epson Corp.	82,193
3,895	Sekisui House, Ltd.	81,565
3,693	Seven & I Holdings Co., Ltd.	168,122
4,925	Sharp Corp.	62,084
456	Shimano, Inc.	133,237
1,337	Shin-Etsu Chemical Co., Ltd.	225,644
5,821	Shiseido Co., Ltd.	391,226
5,594	SoftBank Corp.	75,881
1,739	SoftBank Group Corp.	100,489
6,939	Sony Corp.	770,359
1,337	Square Enix Holdings Co., Ltd.	71,457
7,166	Subaru Corp.	132,426
3,902	SUMCO Corp.	77,847
88,714	Sumitomo Chemical Co., Ltd.	460,448
26,922	Sumitomo Corp.	379,248
10,968	Sumitomo Dainippon Pharma Co., Ltd.	196,042
8,670	Sumitomo Mitsui Financial Group, Inc.	305,005
4,758	Sumitomo Mitsui Trust Holdings, Inc.	163,866
2,855	Sysmex Corp.	354,615
8,800	T&D Holdings, Inc.	120,717
795	Taisho Pharmaceutical Holdings Co., Ltd.	46,340
5,406	Takeda Pharmaceutical Co., Ltd.	178,305
1,499	Toho Gas Co., Ltd.	65,197
1,099	Tokyo Electron, Ltd.	485,515
6,897	Tokyo Gas Co., Ltd.	128,335
37,272	Toray Industries, Inc.	236,834
1,424	Toyo Suisan Kaisha, Ltd.	63,054
1,220	Toyota Industries Corp.	100,381
25,395	Toyota Motor Corp.	452,473
6,372	Toyota Tsusho Corp.	267,582
1,343	Trend Micro, Inc.	74,789
1,819	Tsuruha Holdings, Inc.	224,323
1,506	Unicharm Corp.	66,734
11,512	Welcia Holdings Co., Ltd.	414,923
89,882	Yamada Denki Co., Ltd.	377,467
1,744	Yamaha Motor Co., Ltd.	48,553
3,184	Yamato Holdings Co., Ltd.	80,588

Number of Shares		Value
	Japan (Continued)
15,136	ZOZO, Inc.	$567,070

		30,892,123

	Jersey - 0.97%
5,660	Ferguson PLC	785,732
83,627	Glencore PLC	393,390
14,671	WPP PLC	196,556

		1,375,678

	Luxembourg - 0.32%
1,961	Eurofins Scientific SE	251,255
8,428	InPost SA (a)	139,849
6,865	Tenaris SA	72,213

		463,317

	Netherlands - 5.24%
89	Adyen NV (a)	248,786
47,420	Aegon NV	244,774
542	Airbus SE (a)	71,856
566	Akzo Nobel NV	61,844
26,793	ArcelorMittal	820,201
644	ASM International NV	252,201
2,308	ASML Holding NV	1,724,205
14,311	CNH Industrial NV	240,554
876	Ferrari NV	182,820
1,105	Heineken Holding NV	96,218
18,764	ING Groep NV	272,800
2,028	JDE Peet’s NV	60,586
22,273	Koninklijke Ahold Delhaize NV	741,647
941	Koninklijke DSM NV	188,177
5,910	Koninklijke Philips NV	262,562
8,411	NN Group NV	440,586
2,437	Qiagen NV (a)	126,437
5,342	Randstad Holding NV	359,660
19,583	Stellantis NV	372,685
7,025	STMicroelectronics NV	306,723
3,706	Wolters Kluwer NV	392,822

		7,468,144

	New Zealand - 0.30%
7,064	Fisher & Paykel Healthcare Corp., Ltd.	155,378
2,732	Xero, Ltd. (a)	268,087

		423,465

	Norway - 0.42%
10,723	Gjensidige Forsikring ASA	237,495
48,035	Norsk Hydro ASA	358,533

		596,028

	Portugal - 0.24%
16,910	Jeronimo Martins SGPS SA	337,103

	Singapore - 1.06%
20,364	Capitaland Investment, Ltd. (a)	50,993
12,484	DBS Group Holdings, Ltd.	276,628
31,918	Oversea-Chinese Banking Corp., Ltd.	268,773
78,960	Singapore Exchange, Ltd.	578,056
15,474	United Overseas Bank, Ltd.	292,731
3,725	Venture Corp., Ltd.	48,960

		1,516,141

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Spain - 1.89%
19,460	ACS, Actividades de Construccion y Servicios SA	$527,144
41,207	Banco Bilbao Vizcaya Argentaria SA	271,990
58,000	Banco Santander SA	210,097
77,152	CaixaBank SA	239,250
1,637	Cellnex Telecom SA	100,975
2,274	Grifols SA	55,526
19,127	Iberdrola SA	192,425
10,646	Industria de Diseno Textil SA	391,726
33,712	Repsol SA	440,060
57,123	Telefonica SA	268,053

		2,697,246

	Sweden - 2.85%
1,779	Alfa Laval AB	66,354
1,290	Assa Abloy AB - Series B	37,419
2,582	Atlas Copco AB - Class A	155,916
757	Atlas Copco AB - Class B	38,476
3,950	Electrolux AB - Series B (b)	91,260
2,448	EPIROC AB	43,358
6,817	EPIROC AB	141,330
6,090	EQT AB	252,879
2,042	Evolution AB	309,239
529	Fastighets AB Balder - B Shares (a)	31,791
11,220	Hennes & Mauritz AB - Series B (a)	227,111
9,775	HEXAGON AB	151,200
11,001	Husqvarna AB - Class B	131,418
670	ICA Gruppen AB	30,739
2,690	Industrivarden AB - A Shares	85,937
4,512	Investment AB Latour - B Shares	139,622
16,692	Investor AB	358,951
8,508	Kinnevik AB (a) - Class B	299,092
972	L E Lundbergforetagen AB - Series B	53,342
18,998	Nibe Industrier AB	238,743
1,802	Securitas AB - Series B	28,521
7,600	Sinch AB (a)	147,379
9,602	Skanska AB - B Shares	240,891
8,135	Svenska Cellulosa AB - Series B	126,077
51,076	Swedish Match	447,259
13,828	Telefonaktiebolaget LM Ericsson - Series B	156,076
1,661	Volvo AB - Class B	37,084

		4,067,464

	Switzerland - 7.52%
8,525	ABB, Ltd.	285,177
2,066	Adecco Group AG	103,519
13	Barry Callebaut AG	29,485
1,896	Cie Financiere Richemont SA - Class A	196,581
1,669	Coca-Cola HBC AG	53,782
148	EMS-Chemie Holding AG	139,834
230	Geberit AG	168,867
45	Givaudan SA	205,159
2,024	Kuehne & Nagel International AG	690,996
4,060	LafargeHolcim, Ltd.	195,631
4,274	Logitech International SA	380,245
256	Lonza Group AG	192,028
18,639	Nestle SA	2,245,814
14,290	Novartis AG	1,171,769

Number of Shares		Value
	Switzerland (Continued)
438	Partners Group Holding AG	$683,560
375	Roche Holding AG	153,909
5,666	Roche Holdings AG	2,067,920
121	SGS SA	352,211
921	Sika AG	291,196
110	Sonova Holding AG	41,570
221	Straumann Holding AG	396,355
96	Swiss Life Holding AG	48,371
559	The Swatch Group AG - Group I	145,833
2,516	The Swatch Group AG - Group N	129,459
16,125	UBS Group AG	257,381
239	Zurich Insurance Group AG	97,732

		10,724,384

	United Kingdom - 10.04%
4,200	3i Group PLC	72,142
15,937	Admiral Group PLC	665,903
5,842	Anglo American PLC	204,754
4,729	Ashtead Group PLC	357,481
3,495	Associated British Foods PLC	87,000
8,918	AstraZeneca PLC	1,074,777
51,012	Auto Trader Group PLC	402,291
76,040	Aviva PLC	403,003
89,497	Barclays PLC	227,410
5,708	Barratt Developments PLC	50,458
8,596	BHP Group PLC	216,571
40,332	BP PLC	183,706
13,316	British American Tobacco PLC	465,455
40,835	BT Group PLC (a)	87,543
3,603	Bunzl PLC	118,879
13,587	Burberry Group PLC	330,662
2,237	Coca-Cola European Partners PLC - ADR	123,684
1,709	Croda International PLC	195,812
4,215	Diageo PLC	204,069
48,950	Evraz PLC	388,369
4,646	Experian PLC	194,622
30,984	GlaxoSmithKline PLC	584,766
20,564	Hargreaves Lansdown PLC	394,842
5,512	Hikma Pharmaceuticals PLC	181,323
14,251	HSBC Holdings PLC	74,514
7,178	Imperial Brands PLC	150,140
156,242	J. Sainsbury PLC	598,842
40,986	JD Sports Fashion PLC	575,997
2,883	Johnson Matthey PLC	103,433
92,197	Kingfisher PLC	416,166
56,220	Legal & General Group PLC	211,224
603,859	Lloyds Banking Group PLC	375,855
101,284	Melrose Industries PLC	235,152
2,722	Next PLC	299,422
2,088	Ocado Group PLC (a)	46,662
15,468	Pearson PLC	148,342
2,381	Reckitt Benckiser Group PLC	187,052
10,464	RELX PLC	301,219
6,799	Rio Tinto PLC	445,688
41,666	Royal Bank of Scotland Group PLC	125,617
18,779	Royal Dutch Shell PLC - Class A	417,630
17,405	Royal Dutch Shell PLC - Class B	385,636
884	Schroders PLC	42,573

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	United Kingdom (Continued)
7,933	Smith & Nephew PLC	$136,668
669	Spirax-Sarco Engineering PLC	134,607
14,071	St. James’s Place PLC	283,845
31,220	Standard Chartered PLC	182,505
16,221	Standard Life Aberdeen PLC	55,475
39,771	The Sage Group PLC	378,686
8,064	Unilever PLC	436,572
2,301	United Utilities Group PLC	29,948
209,908	Vodafone Group PLC	319,415

		14,314,407

	Total Common Stocks (Cost $93,148,407)	133,902,885

	INVESTMENT COMPANIES - 3.39%
	Canada - 0.30%
11,514	iShares MSCI Canada ETF	417,958

	Japan - 3.09%
56,517	iShares MSCI EAFE ETF	4,408,891

	Total Investment Companies (Cost $4,729,061)	4,826,849

	PARTICIPATORY NOTES - 0.08%
	Switzerland - 0.08%
7	Chocoladefabriken Lindt & Spruengli AG (d)	78,266
129	Schindler Holding AG (d)	34,633

	Total Participatory Notes (Cost $111,635)	112,899

	PREFERRED STOCKS - 0.81%
	Germany - 0.81%
2,715	Bayerische Motoren Werke AG	205,949
3,918	Fuchs Petrolub SE	183,442
698	Porsche Automobil Holding SE	69,025
442	Sartorius AG	281,380
1,888	Volkswagen AG	420,839

	Total Preferred Stocks (Cost $923,427)	1,160,635

	REAL ESTATE INVESTMENT TRUSTS - 0.48%
	Australia - 0.10%
9,369	Goodman Group	144,162

	Canada - 0.07%
996	Canadian Apartment Properties	46,482
2,824	RioCan Real Estate Investment Trust	48,248

		94,730

	Japan - 0.22%
56	GLP J-REIT	92,180
5	Japan Real Estate Investment Corp.	29,991
82	Japan Retail Fund Investment Corp.	78,737
27	Nomura Real Estate Master Fund, Inc.	38,860
52	United Urban Investment Corp.	70,282

		310,050

	Singapore - 0.00% (e)
3,149	CapitaLand Mall Trust	4,689

	United Kingdom - 0.09%
7,577	Segro PLC	121,716

	Total Real Estate Investment Trusts (Cost $548,446)	675,347

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.57%
	Money Market Funds - 0.57%
819,227	DWS Government Money Market Series -Institutional Shares Effective Rate, 0.04% (c)	$819,227

	Total Short Term Investments (Cost $819,227)	819,227

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.30%
	Investments Purchased with Proceeds from Securities Lending Collateral - 0.30%
430,682	Mount Vernon Liquid Assets Portfolio, LLC Effective Rate, 0.09% (c)	430,682

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $430,682)	430,682

	Total Investments (Cost $100,710,885) - 99.56%	141,928,524
	Other Assets in Excess of Liabilities - 0.44%	623,057

	TOTAL NET ASSETS - 100.00%	$142,551,581

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2021.
(d)	Represents the value of the underlying security. See note 3u. Of the Notes to Financial Statements.
(e)	Less than 0.01%.

Glossary of Terms

ADR	- American Depositary Receipt

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY (Unaudited)

September 30, 2021

COMMON STOCKS
Aerospace & Defense	0.07%
Air Freight & Logistics	1.06%
Auto Components	0.60%
Automobiles	2.57%
Banks	6.97%
Beverages	0.80%
Biotechnology	0.36%
Building Products	1.32%
Capital Markets	3.00%
Chemicals	2.49%
Commercial Services & Supplies	0.32%
Communications Equipment	0.21%
Construction & Engineering	1.89%
Construction Materials	0.61%
Containers & Packaging	0.17%
Diversified Financial Services	1.05%
Diversified Telecommunication Services	1.67%
Electric Utilities	0.67%
Electrical Equipment	0.98%
Electronic Equipment, Instruments & Components	1.07%
Energy Equipment & Services	0.05%
Entertainment	0.52%
Food & Staples Retailing	4.39%
Food Products	2.75%
Gas Utilities	0.21%
Health Care Equipment & Supplies	2.93%
Health Care Providers & Services	0.28%
Health Care Technology	0.19%
Hotels, Restaurants & Leisure	0.99%
Household Durables	1.81%
Household Products	0.42%
Independent Power and Renewable Electricity Producers	0.14%
Industrial Conglomerates	0.91%
Insurance	5.45%
Interactive Media & Services	0.64%
Internet & Direct Marketing Retail	1.38%
IT Services	1.74%
Leisure Products	0.23%
Life Sciences Tools & Services	0.80%
Machinery	1.54%
Marine	1.46%
Media	0.85%
Metals & Mining	3.81%
Multiline Retail	0.90%
Multi-Utilities	0.49%
Oil, Gas & Consumable Fuels	2.07%
Paper & Forest Products	0.45%
Personal Products	1.60%
Pharmaceuticals	7.75%
Professional Services	2.14%
Real Estate Management & Development	0.52%
Road & Rail	0.36%
Semiconductors & Semiconductor Equipment	2.80%
Software	2.46%
Specialty Retail	1.89%
Technology Hardware, Storage & Peripherals	1.18%
Textiles, Apparel & Luxury Goods	3.73%
Tobacco	0.75%
Trading Companies & Distributors	3.07%
Transportation Infrastructure	0.03%
Water Utilities	0.02%

Wireless Telecommunication Services	0.35%

TOTAL COMMON STOCKS	93.93%

INVESTMENT COMPANIES
Exchange Traded Funds	3.39%

TOTAL INVESTMENT COMPANIES	3.39%

PARTICIPATORY NOTES
Food Products	0.06%
Machinery	0.02%

TOTAL PARTICIPATORY NOTES	0.08%

PREFERRED STOCKS
Automobiles	0.48%
Chemicals	0.13%
Health Care Equipment & Supplies	0.20%

TOTAL PREFERRED STOCKS	0.81%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.48%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.48%

SHORT TERM INVESTMENTS
Money Market Funds	0.57%

TOTAL SHORT TERM INVESTMENTS	0.57%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Fund	0.30%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	0.30%

TOTAL INVESTMENTS	99.56%
Other Assets in Excess of Liabilities	0.44%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Principal Amount		Value
	ASSET BACKED SECURITIES - 4.97%
	Affirm Asset Securitization Trust
41,577	Series 2020-Z1A, 3.460%, 10/15/2024 (c)(g)	$42,082
124,509	Series 2020-Z2A, 1.900%, 01/15/2025 (c)(g)	125,457
150,000	AmeriCredit Automobile Receivables Trust Series 2019-3D, 2.580%, 09/18/2025	154,202
100,000	Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd. Series 2021-FL2 A, 1.184% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 05/15/2036 (a)(c)	100,183
360,214	Atrium XII Series 2015-12R, 0.968% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	360,325
160,000	Avant Loans Funding Trust Series 2021-REV1 A, 1.210%, 07/15/2030 (c)(g)	160,213
450,000	Bain Capital Credit CLO Ltd. Series 2017-2A AR2, 1.315% (3 Month LIBOR USD + 1.180%, 1.180% Floor), 07/25/2034 (a)(c)	450,332
100,000	BHG Securitization Trust Series 2021-B A, 0.900%, 10/17/2034 (c)(g)	100,250
380,000	Buckhorn Park CLO Ltd. Series 2019-1R A-R, 1.232% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 07/18/2034 (a)(c)	380,258
184,225	Carlyle Global Market Strategies CLO, Ltd. Series 2013-2A, 1.024% (3 Month LIBOR USD + 0.890%, 0.000% Floor), 01/18/2029 (a)(c)	184,271
93,774	CF Hippolyta LLC Series 2020-1A2, 1.990%, 07/15/2060 (c)	93,905
	Domino’s Pizza Master Issuer LLC
184,775	Series 2018-1, 4.116%, 07/25/2048 (c)(g)	192,202
73,875	Series 2019-1, 3.668%, 10/25/2049 (c)(g)	79,626
189,525	Series 2021-1A A2I, 2.662%, 04/25/2051 (c)	195,587
135,000	Drive Auto Receivables Trust Series 2019-4, 2.700%, 02/16/2027	138,396
	Exeter Automobile Receivables Trust
300,000	Series 2019-4, 2.580%, 09/15/2025 (c)	307,614
90,000	Series 2020-1, 2.730%, 12/15/2025 (c)	92,718
100,000	GCO Education Loan Funding Trust Series 2006-1, 0.359% (3 Month LIBOR USD + 0.230%, 0.000% Floor), 05/25/2036 (a)	99,058
22,286	GLS Auto Receivables Issuer Trust Series 2019-4, 2.470%, 11/15/2023 (c)	22,375
300,000	GTP Acquisition Partners I LLC Series 2015-2, 3.482%, 06/15/2050 (c)	316,599
605,000	Harriman Park CLO Ltd. Series 2020-1A A1R, 1.254% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 04/20/2034 (a)(c)	605,678
143,553	LCM XX LP Series 2015-20R, 1.174% (3 Month LIBOR USD + 1.040%, 0.000% Floor), 10/20/2027 (a)(c)	143,606
30,396	Marlette Funding Trust Series 2019-4, 2.390%, 12/15/2029 (c)(g)	30,489
120,000	Mercury Financial Credit Card Master Trust Series 2021-1A, 1.540%, 03/20/2026 (c)	120,407
162,085	Navient Private Education Refi Loan Trust Series 2021-E A, 0.970%, 12/16/2069 (c)	161,463

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
30,420	OCP CLO, Ltd. Series 2015-9R, 0.926% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (a)(c)	$30,423
158,477	OneMain Financial Issuance Trust Series 2018-1A, 3.300%, 03/14/2029 (c)	158,912
238,635	OZLM VII, Ltd. Series 2014-7R, 1.144% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	238,780
91,289	OZLM XII, Ltd.
	Series 2015-12R, 1.179% (3 Month LIBOR USD + 1.050%, 0.000% Floor), 04/30/2027 (a)(c)	91,317
420,000	Regatta VI Funding Ltd.
	Series 2016-1A AR2, 1.294% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 04/20/2034 (a)(c)	420,470
	RR Ltd.
480,000	Series 2017-1A A1AB, 1.230% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 07/16/2035 (a)(c)	480,843
330,000	Series 2021-16A A1, 1.191% (3 Month LIBOR USD + 1.110%, 1.110% Floor), 07/15/2036 (a)(c)	330,401
205,000	Santander Drive Auto Receivables Trust Series 2019-3, 2.680%, 10/15/2025	209,360
	Sound Point CLO, Ltd.
335,000	Series 2018-3, 1.076% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (a)(c)	335,593
410,000	Series 2021-1A A, 1.210% (3 Month LIBOR USD + 1.070%, 1.070% Floor), 04/25/2034 (a)(c)	409,999
18,574	Springleaf Funding Trust Series 2017-A, 2.680%, 07/15/2030 (c)	18,600
100,000	Summit Issuer LLC Series 2020-1, 2.290%, 12/20/2050 (c)	100,157
253,633	TICP CLO, Ltd. Series 2018-3, 0.974% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	253,047
	Upstart Securitization Trust
142,377	Series 2021-3, 0.830%, 07/20/2031 (c)	142,456
280,000	Series 2021-4, 0.840%, 09/20/2031 (c)	280,589
434,746	Voya CLO, Ltd. Series 2015-1, 1.034% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	435,108
370,000	Wellfleet CLO X Ltd. Series 2019-XA A1R, 1.344% (3 Month LIBOR USD + 1.170%, 0.000% Floor), 07/20/2032 (a)(c)	370,307
	Wendy’s Funding LLC
77,000	Series 2018-1, 3.884%, 03/15/2048 (c)(g)	81,724
244,388	Series 2021-1A A2I, 2.370%, 06/15/2051 (c)(g)	247,368
220,000	Westlake Automobile Receivables Trust Series 2019-3, 2.720%, 11/15/2024 (c)	225,288
99,500	Wingstop Funding LLC Series 2020-1, 2.841%, 12/05/2050 (c)(g)	102,794
75,806	Z Capital Credit Partners CLO, Ltd. Series 2015-1, 1.076% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (a)(c)	75,773

	Total Asset Backed Securities (Cost $9,610,600)	9,696,605

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 17.28%
401,196	510 Asset Backed Trust Series 2021-NPL2 A-1, 2.116%, 06/25/2061 (c)(k)	$401,464
133,528	Ajax Mortgage Loan Trust Series 2021-C A, 2.115%, 01/25/2061 (c)(k)	136,062
	Angel Oak Mortgage Trust
32,318	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	32,534
35,568	Series 2019-2, 3.628%, 03/25/2049 (b)(c)	35,953
105,854	Series 2019-4, 2.993%, 07/26/2049 (b)(c)	106,652
192,716	Series 2020-R1, 0.990%, 04/25/2053 (b)(c)	192,720
52,460	Series 2020-6 TR, 1.261%, 05/25/2065 (b)(c)	52,642
270,765	Series 2021-4 A1, 1.035%, 07/25/2065 (b)(c)	270,585
214,061	Series 2021-1, 0.909%, 01/25/2066 (b)(c)	212,945
191,178	Series 2021-2 A1, 0.985%, 04/25/2066 (b)(c)	191,963
328,365	Series 2021-3 A1, 1.068%, 05/25/2066 (b)(c)	328,630
409,434	Series 2021-5 A1, 0.951%, 07/25/2066 (b)(c)	408,991
	Arroyo Mortgage Trust
122,455	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	123,885
141,192	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	143,110
	BANK
2,144,616	Series 2019-BNK23, 0.814%, 12/17/2052 (b)(j)	108,645
990,317	Series 2019-BNK18, 1.044%, 05/17/2062 (b)(j)	58,009
1,273,585	Series 2019-BNK20, 0.958%, 09/15/2062 (b)(j)	72,569
1,316,601	Series 2019-BNK22, 0.715%, 11/17/2062 (b)(j)	56,869
993,809	Series 2019-BNK24, 0.763%, 11/17/2062 (b)(j)	47,134
992,038	Series 2020-BNK26, 1.350%, 03/16/2063 (b)(j)	83,154
1,559,588	Series 2020-BNK28, 1.900%, 03/16/2063 (b)(j)	209,224
45,963	Bayview Koitere Fund Trust Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	47,143
123,436	Bayview Mortgage Fund IVc Trust Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	124,817
	Bayview Opportunity Master Fund IVa Trust
116,333	Series 2017-SPL5A, 3.500%, 06/28/2057 (b)(c)	118,966
43,185	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	44,108
	Bayview Opportunity Master Fund IVb Trust
32,986	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	33,700
44,418	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	44,829
132,000	BBCMS Mortgage Trust Series 2017-DELC, 0.934% (1 Month LIBOR USD + 0.850%, 0.850% Floor), 08/15/2036 (a)(c)	132,174
	Benchmark Mortgage Trust
325,000	Series 2019-B11, 3.410%, 05/17/2052	341,784
998,831	Series 2019-B12, 1.201%, 08/16/2052 (b)(j)	60,270
394,502	Series 2020-B18, 1.918%, 07/17/2053 (b)(j)	43,367
752,919	Series 2020-B22, 1.635%, 01/15/2054 (b)(j)	88,828
1,499,964	Series 2019-B10, 1.389%, 03/17/2062 (b)(j)	109,193
	BlueMountain CLO, Ltd.
565,000	Series 2021-31A A1, 1.150% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 04/19/2034 (a)(c)	565,456
260,000	Series 2019-24A AR, 1.234% (3 Month LIBOR USD + 1.100%, 1.100% Floor), 04/20/2034 (a)(c)	260,291
	BRAVO Residential Funding Trust
128,452	Series 2021-NQM1 A1, 0.941%, 02/25/2049 (b)(c)	128,794
183,822	Series 2021-NQM2 A1, 0.970%, 03/25/2060 (b)(c)	184,171
400,000	Series 2021-C A1, 1.620%, 03/01/2061 (c)(k)	403,000

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	BX Commercial Mortgage Trust
63,060	Series 2018-IND, 0.834% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 11/15/2035 (a)(c)	$63,154
304,866	Series 2019-XL, 1.004% (1 Month LIBOR USD + 0.920%, 0.920% Floor), 10/15/2036 (a)(c)	305,751
100,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, 1.534% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	100,268
145,000	Century Plaza Towers Series 2019-CPT, 2.865%, 11/16/2039 (c)	153,019
7,867	Chase Mortgage Finance Trust Series 2007-A1, 2.369%, 02/25/2037 (b)	8,280
28,295	CIM Trust Series 2017-7, 3.000%, 04/25/2057 (b)(c)	28,716
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, 3.329%, 04/16/2049	319,232
505,000	Series 2016-P4, 2.902%, 07/12/2049	537,470
	Citigroup Mortgage Loan Trust, Inc.
39,883	Series 2019-IMC1, 2.720%, 07/25/2049 (b)(c)	40,258
168,752	Series 2018-RP2, 3.500%, 02/25/2058 (b)(c)	173,420
73,334	Series 2018-RP1, 3.000%, 09/25/2064 (b)(c)	75,332
123,242	Series 2019-E, 3.228%, 11/25/2070 (c)(k)	123,559
	COLT Mortgage Loan Trust
69,577	Series 2019-4, 2.579%, 11/25/2049 (b)(c)	69,649
385,248	Series 2020-RPL1, 1.390%, 01/25/2065 (b)(c)	385,636
45,085	Series 2020-1R, 1.255%, 09/25/2065 (b)(c)	45,248
170,891	Series 2020-2R, 1.325%, 10/26/2065 (b)(c)	171,429
229,429	Series 2021-1 A1, 0.910%, 06/25/2066 (b)(c)	229,424
372,974	Series 2021-3 A1, 0.956%, 09/27/2066 (b)(c)	372,210
495,000	Series 2021-HX1 A1, 1.110%, 10/25/2066 (b)(c)	498,408
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (c)	126,220
30,917	Series 2019-WCM, 0.984% (1 Month LIBOR USD + 0.900%, 0.900% Floor), 10/16/2034 (a)(c)	30,966
	Countrywide Home Loans, Inc.
5,818	Series 2004-HYB6, 2.613%, 11/20/2034 (b)	6,069
58,030	Series 2005-11, 0.686% (1 Month LIBOR USD + 0.600%, 0.600% Floor, 10.500% Cap), 03/25/2035 (a)	47,628
337,952	CSAIL Commercial Mortgage Trust Series 2016-C6, 2.960%, 01/15/2049	352,797
	CSMC Trust
100,000	Series 2020-NET, 2.257%, 08/17/2037 (c)	102,842
28,535	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	29,968
281,775	Series 2020-RPL4, 2.000%, 01/25/2060 (b)(c)	287,464
128,028	Series 2021-RPL4 A1, 1.796%, 12/27/2060 (b)(c)	128,558
233,411	Series 2020-NQM1, 1.208%, 05/25/2065 (c)(k)	234,282
327,062	Series 2021-NQM2, 1.179%, 02/25/2066 (b)(c)	327,619
206,451	Series 2021-NQM5 A1, 0.938%, 05/25/2066 (b)(c)	205,522
495,000	Series 2021-NQM6 A1, 1.174%, 07/25/2066 (b)(c)	496,440
11,891,269	DBGS Mortgage Trust Series 2018-C1, 0.328%, 10/17/2051 (b)(j)	153,481

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	DBJPM Mortgage Trust
326,777	Series 2016-C1, 3.038%, 05/12/2049	$341,869
475,000	Series 2016-C3, 2.890%, 08/12/2049	504,318
310,522	Series 2020-C9, 1.830%, 08/15/2053 (b)(j)	30,356
111,455	Deephaven Residential Mortgage Trust Series 2021-2 A1, 0.899%, 04/25/2066 (b)(c)	111,533
100,264	Ellington Financial Mortgage Trust Series 2021-2 A1, 0.931%, 06/25/2066 (b)(c)	100,444
	GCAT Trust
257,159	Series 2021-NQM1, 0.874%, 01/25/2066 (b)(c)	256,924
222,028	Series 2021-NQM2 A1, 1.036%, 05/25/2066 (b)(c)	221,938
297,042	Series 2021-NQM3 A1, 1.091%, 05/25/2066 (b)(c)	297,364
355,842	Series 2021-NQM4, 1.093%, 08/25/2066 (b)(c)	356,059
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	146,047
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	147,255
35,000	Series 2015-GC34, 3.506%, 10/13/2048	37,921
1,448,101	Series 2020-GC45, 0.788%, 02/14/2053 (b)(j)	66,632
220,000	Hawaii Hotel Trust 2019-MAUI Series 2019-MAUI, 1.234% (1 Month LIBOR USD + 1.150%, 1.150% Floor), 05/17/2038 (a)(c)	220,663
192,930	Imperial Fund Mortgage Trust Series 2021-NQM2 A-1, 1.073%, 09/25/2056 (b)(c)	192,996
	JPMBB Commercial Mortgage Securities Trust
90,000	Series 2020-NNN, 2.812%, 01/16/2037 (c)	93,697
144,655	Series 2013-C12, 3.157%, 07/17/2045	145,940
	Legacy Mortgage Asset Trust
100,000	Series 2021-GS4 A1, 1.650%, 11/25/2060 (c)(k)	99,962
162,361	Series 2021-GS3 A1, 1.750%, 07/25/2061 (c)(k)	162,655
465,000	Madison Park Funding Ltd. Series 2021-38A A, 1.254% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 07/17/2034 (a)(c)	465,560
	MFRA Trust
189,653	Series 2021-NQM2, 1.029%, 11/25/2064 (b)(c)	189,992
57,416	Series 2020-NQM3 A1, 1.014%, 01/26/2065 (b)(c)	57,569
197,410	Series 2021-NQM1 A-1, 1.153%, 04/25/2065 (b)(c)	197,756
	Mill City Mortgage Loan Trust
107,272	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	109,535
310,720	Series 2019-GS1, 2.750%, 07/25/2059 (b)(c)	318,857
114,208	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	116,174
91,520	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	93,376
182,465	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	190,537
109,480	Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC10, 1.106% (1 Month LIBOR USD + 1.020%, 1.020% Floor), 10/25/2033 (a)	109,710
175,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, 3.325%, 05/17/2049	188,768

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
120,000	Mortgage Insurance-Linked Notes Series 2021-3, 1.950% (SOFR30A + 1.900%, 1.900% Floor), 02/27/2034 (a)(c)	$120,417
	MTRO Commercial Mortgage Trust
100,000	Series 2019-TECH B, 1.184% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 12/15/2033 (a)(c)	99,605
100,000	Series 2019-TECH C, 1.384% (1 Month LIBOR USD + 1.300%, 1.300% Floor), 12/15/2033 (a)(c)	99,613
160,000	Natixis Commercial Mortgage Securities Trust Series 2019-1776, 2.507%, 10/17/2036 (c)	160,415
	New Residential Mortgage Loan Trust
74,969	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	75,179
96,260	Series 2018-FNT2, 3.790%, 07/25/2024 (c)	96,318
50,771	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	54,407
123,976	Series 2018-4, 0.836% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	124,314
44,673	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	47,951
495,000	Series 2021-NQM3 A1, 0.000%, 11/27/2056 (b)(c)	496,502
69,001	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	73,981
64,148	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	68,540
35,848	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	38,523
34,210	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	36,502
33,491	Series 2017-5, 1.586% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	33,741
53,873	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	57,559
118,546	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	126,854
105,679	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	112,499
247,099	Series 2018-3, 4.500%, 05/25/2058 (b)(c)	267,159
146,110	Series 2021-NQM2R A-1, 0.941%, 10/25/2058 (b)(c)	146,412
180,094	Series 2019-3, 3.750%, 11/25/2058 (b)(c)	191,459
139,188	Series 2019-5, 3.500%, 08/25/2059 (b)(c)	144,999
49,798	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	50,213
384,838	NMLT Trust Series 2021-INV1 A1, 1.185%, 05/25/2056 (b)(c)	385,015
	OBX Trust
240,816	Series 2021-NQM3 A1, 1.054%, 07/25/2061 (b)(c)	241,006
306,458	Series 2021-NQM1, 1.072%, 02/25/2066 (b)(c)	306,283
	Pretium Mortgage Credit Partners LLC
172,412	Series 2021-NPL3 A1, 1.868%, 07/25/2051 (c)(k)	172,495
235,000	Series 2021-RN2 A1, 1.744%, 07/25/2051 (c)(k)	236,598
237,697	Series 2021-NPL2 A-1, 1.992%, 06/29/2060 (c)(k)	237,696
443,024	Series 2021-RN1 A1, 1.992%, 02/25/2061 (c)(k)	442,867
	PRPM Trust
85,697	Series 2019-GS1, 3.500%, 10/25/2024 (b)(c)	85,999
220,511	Series 2020-3, 2.857%, 09/25/2025 (c)(k)	221,170
77,597	Series 2020-6, 2.363%, 11/25/2025 (c)(k)	78,117
189,342	Series 2021-3 A1, 1.867%, 04/25/2026 (c)(k)	190,334
248,880	Series 2021-4 A1, 1.867%, 04/25/2026 (c)(k)	248,770

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
222,023	Series 2021-5 A1, 1.793%, 06/25/2026 (c)(k)	$222,436
239,387	Series 2021-6 A1, 1.793%, 07/25/2026 (c)(k)	239,618
384,070	Series 2021-7 A1, 1.867%, 08/25/2026 (c)(k)	386,686
182,271	RCO Mortgage LLC
	Series 2021-1 A1, 1.868%, 05/26/2026 (c)(k)	182,530
	SBA Tower Trust
155,000	Series 2019-1, 2.836%, 01/15/2025 (c)	160,676
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	126,686
69,100	Seasoned Credit Risk Transfer Trust Series Series 2019-3, 3.500%, 10/25/2058	75,431
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 04/17/2037 (c)	367,741
75,000	Series 2016-C5, 3.055%, 10/13/2048	79,267
360,138	SG Residential Mortgage Trust Series 2021-1 A-1, 1.160%, 07/25/2061 (b)(c)	359,920
	Starwood Mortgage Residential Trust
52,257	Series 2020-3, 1.486%, 04/25/2065 (b)(c)	52,543
274,545	Series 2021-1, 1.219%, 05/25/2065 (b)(c)	275,319
119,878	Series 2021-2 A1, 0.943%, 05/25/2065 (b)(c)	119,944
415,000	Thompson Park CLO, Ltd. Series 2021-1A A1, 1.199% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2034 (a)(c)	414,999
230,000	Toorak Mortgage Corp. Series 2021-1 A1, 2.240%, 06/25/2024 (c)(k)	230,340
	Towd Point Mortgage Trust
17,075	Series 2015-6, 2.750%, 04/25/2055 (b)(c)	17,129
13,481	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	13,560
8,789	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	8,817
203,330	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	206,177
123,425	Series 2017-5, 0.686% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	123,486
100,116	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	101,450
27,129	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	27,545
165,516	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	169,402
252,566	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	257,613
50,443	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	51,535
152,632	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	156,915
305,537	Series 2019-1, 3.705%, 03/25/2058 (b)(c)	322,794
120,884	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	126,629
196,393	Series 2020-4, 1.750%, 10/25/2060 (b)(c)	199,048
452,389	Series 2021-R1 A1, 2.918%, 11/30/2060 (c)	464,627
	VCAT Asset Securitization LLC
85,292	Series 2021-NPL2 A1, 2.115%, 03/27/2051 (c)(k)	85,613
242,950	Series 2021-NPL3 A1, 1.743%, 05/25/2051 (c)(k)	243,232
362,256	Series 2021-NPL4 A1, 1.868%, 08/25/2051 (c)(k)	364,742
404,637	Series 2021-NPL5, 1.868%, 08/25/2051 (c)(k)	404,792
495,000	Series 2021-NPL6, 1.917%, 09/25/2051 (c)(k)	498,683
	Venture CLO, Ltd.
410,000	Series 2021-42A A1A, 1.311% (3 Month LIBOR USD + 1.130%, 1.130% Floor), 04/17/2034 (a)(c)	410,394
180,000	Series 2021-43A A1, 1.381% (3 Month LIBOR USD + 1.240%, 1.240% Floor), 04/17/2034 (a)(c)	180,312

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Vericrest Opportunity Loan Transferee
69,216	Series 2021-NPL7, 2.116%, 04/25/2051 (c)(k)	$69,445
264,342	Series 2021-R2 A1, 2.116%, 04/25/2051 (c)(k)	265,130
141,792	Series 2021-NPL9, 1.992%, 05/25/2051 (c)(k)	142,001
301,817	Series 2021-CF1 A1, 1.992%, 08/25/2051 (c)(k)	303,941
	Verus Securitization Trust
86,697	Series 2020-NPL1, 3.598%, 08/25/2050 (c)(k)	86,833
73,111	Series 2019-3, 2.784%, 07/25/2059 (c)(k)	73,658
112,651	Series 2019-4, 3.142%, 10/25/2059 (b)(c)	114,842
163,642	Series 2021-R2 A-1, 0.918%, 02/25/2064 (b)(c)	163,325
149,496	Series 2021-2, 1.031%, 02/25/2066 (b)(c)	149,869
171,920	Series 2021-4, 0.938%, 07/25/2066 (b)(c)	171,886
435,000	Series 2021-5 A-1, 1.013%, 09/25/2066 (b)(c)	437,982
265,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series A-5, 3.148%, 05/15/2048	282,314
384,939	Wells Fargo-RBS Commercial Mortgage Trust Series 2014-C19, 3.660%, 03/15/2047	382,821

	Total Collateralized Mortgage Obligations (Cost $33,561,534)	33,749,547

	CORPORATE OBLIGATIONS - 28.03%
	Aerospace & Defense - 0.57%
235,000	Boeing Co. 5.040%, 05/01/2027 (e)	270,342
	L3Harris Technologies, Inc.
150,000	3.850%, 06/15/2023	158,073
31,000	4.400%, 06/15/2028	35,370
75,000	Lockheed Martin Corp. 4.090%, 09/15/2052	91,675
155,000	Northrop Grumman Corp. 5.150%, 05/01/2040	201,690
	Raytheon Technologies Corp.
100,000	3.950%, 08/16/2025	110,135
140,000	3.125%, 05/04/2027	152,128
20,000	4.450%, 11/16/2038	24,195
50,000	4.625%, 11/16/2048	63,370

		1,106,978

	Automobiles - 0.03%
55,000	General Motors Co. 6.125%, 10/01/2025	64,443

	Banks - 4.62%
	Bank of America Corp.
190,000	4.100%, 07/24/2023	202,618
140,000	2.456% (3 Month LIBOR USD + 0.870%), 10/22/2025 (b)	146,343
185,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (b)	197,671
330,000	1.658% (SOFR + 0.910%), 03/11/2027 (b)(e)	331,881
720,000	1.922% (SOFR + 1.370%), 10/24/2031 (b)(e)	692,378
95,000	3.311% (SOFR + 1.580%), 04/22/2042 (b)(e)	99,854
550,000	4.083% (3 Month LIBOR USD + 3.150%), 03/20/2051 (b)	650,028
200,000	BNP Paribas SA 2.219% (SOFR + 2.074%), 06/09/2026 (b)(c)	205,258

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Banks (Continued)
	Citigroup, Inc.
125,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025 (b)	$132,794
275,000	0.981% (SOFR + 0.669%), 05/01/2025 (b)	275,919
435,000	3.700%, 01/12/2026	477,638
330,000	1.462% (SOFR + 0.770%), 06/09/2027 (b)(e)	328,531
190,000	4.412% (SOFR + 3.914%), 03/31/2031 (b)	219,267
70,000	2.572% (SOFR + 2.107%), 06/03/2031 (b)(e)	71,317
200,000	Danske Bank AS 5.375%, 01/12/2024 (c)	219,518
95,000	Fifth Third Bancorp 2.375%, 01/28/2025	98,795
	HSBC Holdings PLC
370,000	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (b)	374,680
200,000	0.976% (SOFR + 0.708%), 05/24/2025 (b)	199,576
200,000	1.589% (SOFR + 1.290%), 05/24/2027 (b)	198,658
245,000	4.583% (3 Month LIBOR USD + 1.535%), 06/19/2029 (b)	278,095
	JPMorgan Chase & Co.
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (b)	158,571
155,000	4.023% (3 Month LIBOR USD + 1.000%), 12/05/2024 (b)	166,033
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (b)	237,694
170,000	3.300%, 04/01/2026	184,332
90,000	2.950%, 10/01/2026	96,501
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (b)(e)	330,614
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (b)	87,133
225,000	3.702% (3 Month LIBOR USD + 1.160%), 05/06/2030 (b)	248,350
95,000	2.580% (SOFR + 1.250%), 04/22/2032 (b)	96,304
175,000	3.109% (SOFR + 2.460%), 04/22/2041 (b)	180,340
155,000	3.157% (SOFR + 1.460%), 04/22/2042 (b)	160,741
145,000	KeyCorp 2.550%, 10/01/2029 (e)	150,860
	PNC Financial Services Group, Inc.
55,000	2.200%, 11/01/2024	57,634
65,000	3.450%, 04/23/2029 (e)	72,005
235,000	Santander Holdings USA, Inc. 3.700%, 03/28/2022	238,029
370,000	Truist Bank 2.250%, 03/11/2030 (e)	373,815
160,000	Truist Financial Corp. 1.887% (SOFR + 0.862%), 06/07/2029 (b)	159,846
	Wells Fargo & Co.
85,000	2.406% (SOFR + 1.087%), 10/30/2025 (b)(e)	88,527
120,000	3.000%, 04/22/2026	128,759
135,000	3.000%, 10/23/2026 (e)	144,705
41,000	5.606%, 01/15/2044	55,545
45,000	4.750%, 12/07/2046	56,343
115,000	5.013% (SOFR + 4.502%), 04/04/2051 (b)	154,375

		9,027,875

Principal Amount		Value
	Beverages - 0.73%
	Anheuser-Busch InBev Worldwide, Inc.
180,000	5.450%, 01/23/2039	$232,958
15,000	3.750%, 07/15/2042	16,163
20,000	4.900%, 02/01/2046	24,854
85,000	4.600%, 04/15/2048	101,623
112,000	4.750%, 04/15/2058	138,188
	Coca-Cola Co.
400,000	2.250%, 01/05/2032	405,063
35,000	3.000%, 03/05/2051 (e)	36,198
	Constellation Brands, Inc.
25,000	4.650%, 11/15/2028	28,846
6,000	3.150%, 08/01/2029	6,414
200,000	Diageo Capital Plc 2.000%, 04/29/2030 (e)	199,131
	PepsiCo, Inc.
40,000	2.625%, 03/19/2027	42,687
175,000	3.625%, 03/19/2050	202,224

		1,434,349

	Biotechnology - 0.92%
	AbbVie, Inc.
135,000	3.450%, 03/15/2022	136,208
300,000	3.200%, 11/21/2029 (e)	323,417
250,000	4.250%, 11/21/2049 (e)	296,939
	Amgen, Inc.
45,000	2.650%, 05/11/2022	45,557
55,000	1.900%, 02/21/2025	56,599
95,000	2.200%, 02/21/2027	98,294
450,000	2.000%, 01/15/2032	431,620
	Gilead Sciences, Inc.
80,000	2.500%, 09/01/2023	82,926
335,000	1.650%, 10/01/2030 (e)	321,485

		1,793,045

	Capital Markets - 2.56%
320,000	BlackRock, Inc. 1.900%, 01/28/2031 (e)	317,328
	BP Capital Markets America, Inc.
145,000	3.633%, 04/06/2030	161,512
5,000	3.060%, 06/17/2041	5,043
180,000	2.939%, 06/04/2051	170,799
140,000	3.379%, 02/08/2061	139,062
	Morgan Stanley
75,000	2.625%, 11/17/2021	74,617
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (b)	204,648
180,000	3.700%, 10/23/2024	195,294
65,000	3.125%, 07/27/2026 (e)	70,183
310,000	1.593% (SOFR + 0.879%), 05/04/2027 (b)	310,865
340,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (b)	372,955
55,000	4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (b)	63,490
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (b)(e)	216,631
285,000	1.794% (SOFR + 1.034%), 02/13/2032 (b)	271,323
145,000	1.928% (SOFR + 1.020%), 04/28/2032 (b)(e)	139,004
155,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (b)	177,690
	State Street Corp.
80,000	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (b)	85,817
90,000	2.354% (SOFR + 0.940%), 11/01/2025 (b)	94,074

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Capital Markets (Continued)
	The Bank of New York Mellon Corp.
70,000	1.950%, 08/23/2022	$71,131
125,000	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (b)	126,841
75,000	2.100%, 10/24/2024	78,131
	The Goldman Sachs Group, Inc.
135,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (b)	135,235
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (b)	56,073
140,000	3.500%, 01/23/2025 (e)	149,972
40,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (b)	42,721
70,000	1.992% (SOFR + 1.090%), 01/27/2032 (b)	67,397
560,000	2.615% (SOFR + 1.281%), 04/22/2032 (b)	566,088
225,000	2.383% (SOFR + 1.248%), 07/21/2032 (b)(e)	222,850
140,000	6.750%, 10/01/2037	200,230
20,000	6.250%, 02/01/2041	29,103
	Willis North America, Inc.
25,000	3.600%, 05/15/2024	26,680
145,000	2.950%, 09/15/2029	151,576

		4,994,363

	Chemicals - 0.24%
	Air Products and Chemicals, Inc.
20,000	1.500%, 10/15/2025	20,367
40,000	1.850%, 05/15/2027	41,213
295,000	DuPont de Nemours, Inc. 4.205%, 11/15/2023	316,824
80,000	The Sherwin-Williams Co. 2.300%, 05/15/2030	80,768

		459,172

	Commercial Services & Supplies - 0.03%
60,000	Waste Management, Inc. 2.000%, 06/01/2029	60,259

	Consumer Finance - 0.28%
155,000	American Express Co. 4.200%, 11/06/2025	174,533
	John Deere Capital Corp.
135,000	3.200%, 01/10/2022	136,158
25,000	1.200%, 04/06/2023	25,339
25,000	3.450%, 06/07/2023	26,350
145,000	2.600%, 03/07/2024	152,222
25,000	1.750%, 03/09/2027	25,583

		540,185

	Diversified Consumer Services - 0.09%
	Howard University
100,000	2.901%, 10/01/2031	103,682
75,000	3.476%, 10/01/2041	78,172

		181,854

	Diversified Financial Services - 1.53%
235,000	Athene Global Funding 2.646%, 10/04/2031	235,281
	BAT Capital Corp.
55,000	3.222%, 08/15/2024	58,318
275,000	2.789%, 09/06/2024	289,254
200,000	2.259%, 03/25/2028	198,468

Principal Amount		Value
	Diversified Financial Services (Continued)
120,000	BAT International Finance Plc 1.668%, 03/25/2026 (e)	$120,076
300,000	DAE Funding LLC 1.550%, 08/01/2024 (c)	297,633
340,000	Equitable Financial Life Global Funding 1.800%, 03/08/2028 (c)	337,728
200,000	GE Capital Funding LLC 4.400%, 05/15/2030 (e)	232,225
160,000	GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	174,722
	LYB International Finance III LLC
55,000	1.250%, 10/01/2025	54,967
85,000	3.800%, 10/01/2060	88,580
400,000	NTT Finance Corp. 1.162%, 04/03/2026 (c)(e)	397,760
180,000	Shell International Finance BV 3.250%, 04/06/2050	190,996
310,000	Siemens Financieringsmaatschappij NV 1.200%, 03/11/2026 (c)	308,883

		2,984,891

	Diversified Telecommunication Services - 1.13%
	AT&T, Inc.
210,000	1.700%, 03/25/2026 (e)	213,007
175,000	4.500%, 05/15/2035	204,782
110,000	3.650%, 06/01/2051	111,667
168,000	3.500%, 09/15/2053	165,674
91,000	3.550%, 09/15/2055 (e)	89,655
113,000	3.800%, 12/01/2057	115,775
165,000	3.500%, 02/01/2061	157,808
	Verizon Communications, Inc.
55,000	2.650%, 11/20/2040	51,635
620,000	3.400%, 03/22/2041	646,745
85,000	2.850%, 09/03/2041 (e)	82,909
355,000	3.550%, 03/22/2051	372,815

		2,212,472

	Electric Utilities - 2.48%
	Alabama Power Co.
65,000	2.450%, 03/30/2022	65,590
120,000	3.450%, 10/01/2049	129,559
120,000	Commonwealth Edison Co. 3.650%, 06/15/2046	132,712
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	46,276
150,000	2.550%, 04/15/2031	155,360
301,000	5.300%, 02/15/2040 (e)	398,144
280,000	Duke Energy Corp. 2.550%, 06/15/2031 (e)	283,595
60,000	Duke Energy Indiana, Inc. 4.900%, 07/15/2043	76,196
50,000	Duke Energy Progress LLC 2.000%, 08/15/2031	49,099
200,000	Enel Finance International NV 1.375%, 07/12/2026 (c)	198,867
45,000	Evergy Metro, Inc. 2.250%, 06/01/2030	45,367
	Evergy, Inc.
55,000	2.450%, 09/15/2024	57,479
155,000	2.900%, 09/15/2029	162,739

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Electric Utilities (Continued)
10,000	Exelon Corp. 4.700%, 04/15/2050 (e)	$12,625
25,000	FirstEnergy Corp. 1.600%, 01/15/2026	24,786
	Georgia Power Co.
130,000	2.100%, 07/30/2023	133,879
105,000	4.750%, 09/01/2040	127,594
210,000	ITC Holdings Corp. 2.950%, 05/14/2030 (c)	220,324
325,000	NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030 (e)	326,667
230,000	Oglethorpe Power Corp. 5.050%, 10/01/2048	284,600
50,000	Oncor Electric Delivery Co. LLC 5.750%, 03/15/2029	62,409
410,000	Pacific Gas and Electric Co. 2.500%, 02/01/2031	389,904
	PacifiCorp
60,000	2.700%, 09/15/2030 (e)	62,453
33,000	4.125%, 01/15/2049	38,859
10,000	3.300%, 03/15/2051	10,387
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025	144,242
135,000	4.100%, 06/15/2030	148,750
110,000	Sierra Pacific Power Co. 2.600%, 05/01/2026	116,235
122,000	South Carolina Electric & Gas Co. 5.100%, 06/01/2065	175,636
	Southern California Edison Co.
90,000	2.850%, 08/01/2029	93,385
225,000	2.250%, 06/01/2030	220,937
19,000	4.000%, 04/01/2047	20,367
61,000	4.125%, 03/01/2048	66,537
80,000	3.650%, 02/01/2050 (e)	81,982
	The Southern Co.
230,000	3.700%, 04/30/2030 (e)	252,449
25,000	4.400%, 07/01/2046 (e)	29,387

		4,845,377

	Energy Equipment & Services - 0.02%
40,000	Halliburton Co. 5.000%, 11/15/2045	47,907

	Equity Real Estate Investment Trusts (REITs) - 0.31%
	American Tower Corp.
105,000	2.400%, 03/15/2025	109,208
95,000	1.450%, 09/15/2026	94,458
50,000	1.500%, 01/31/2028	48,432
	Equinix, Inc.
60,000	2.000%, 05/15/2028	59,846
135,000	2.500%, 05/15/2031	135,860
	VEREIT Operating Partnership LP
35,000	3.400%, 01/15/2028	37,854
10,000	2.200%, 06/15/2028	10,123
10,000	2.850%, 12/15/2032	10,384
85,000	Welltower, Inc. 2.700%, 02/15/2027	89,796

		595,961

Principal Amount		Value
	Food Products - 0.26%
75,000	Archer-Daniels-Midland Co. 3.250%, 03/27/2030	$82,185
160,000	Conagra Brands, Inc. 4.850%, 11/01/2028	187,643
	Hormel Foods Corp.
45,000	0.650%, 06/03/2024	45,047
20,000	1.700%, 06/03/2028	20,096
	Mondelez International, Inc.
15,000	2.750%, 04/13/2030	15,690
175,000	1.500%, 02/04/2031	164,722

		515,383

	Gas Utilities - 0.01%
10,000	Southern Co. Gas Capital Corp. 2.450%, 10/01/2023	10,358

	Health Care Equipment & Supplies - 0.36%
200,000	Alcon Finance Corp. 2.750%, 09/23/2026 (c)	211,189
	Boston Scientific Corp.
85,000	1.900%, 06/01/2025	87,213
250,000	3.750%, 03/01/2026	275,064
125,000	Shire Acquisitions Investments Ireland Designated Activity Co. 2.875%, 09/23/2023	130,344

		703,810

	Health Care Providers & Services - 1.00%
	Anthem, Inc.
95,000	3.650%, 12/01/2027 (e)	105,547
155,000	2.875%, 09/15/2029	163,106
345,000	Cigna Corp. 1.250%, 03/15/2026	344,275
70,000	CommonSpirit Health 2.760%, 10/01/2024	73,665
	CVS Health Corp.
100,000	4.125%, 04/01/2040	114,530
55,000	5.125%, 07/20/2045	70,827
100,000	5.050%, 03/25/2048	129,053
95,000	HCA, Inc. 2.375%, 07/15/2031	93,324
95,000	Humana, Inc. 2.150%, 02/03/2032	92,765
	Kaiser Foundation Hospitals
70,000	2.810%, 06/01/2041	70,750
115,000	3.002%, 06/01/2051	117,378
100,000	Quest Diagnostics, Inc. 2.800%, 06/30/2031	104,439
75,000	Sutter Health 3.361%, 08/15/2050 (e)	79,339
	UnitedHealth Group, Inc.
70,000	2.375%, 08/15/2024	73,345
135,000	2.300%, 05/15/2031	137,553
10,000	3.500%, 08/15/2039	11,074
135,000	3.950%, 10/15/2042	158,240

		1,939,210

	Hotels, Restaurants & Leisure - 0.30%
65,000	GLP Capital LP / GLP Financing II, Inc. 5.300%, 01/15/2029	76,142
80,000	Las Vegas Sands Corp. 3.500%, 08/18/2026	81,721

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Hotels, Restaurants & Leisure (Continued)
	McDonald’s Corp.
80,000	3.350%, 04/01/2023	$83,342
50,000	4.600%, 05/26/2045	61,498
15,000	4.875%, 12/09/2045	19,057
85,000	3.625%, 09/01/2049	92,615
90,000	4.200%, 04/01/2050 (e)	107,192
65,000	Starbucks Corp. 3.800%, 08/15/2025	71,314

		592,881

	Industrial Conglomerates - 0.31%
130,000	General Electric Co. 3.625%, 05/01/2030	144,474
	NXP BV / NXP Funding LLC / NXP USA, Inc.
232,000	4.875%, 03/01/2024 (c)	253,076
60,000	3.150%, 05/01/2027 (c)	64,005
135,000	4.300%, 06/18/2029 (c)	152,979

		614,534

	Insurance - 0.55%
325,000	American International Group, Inc. 2.500%, 06/30/2025	340,327
135,000	Berkshire Hathaway Finance Corp. 4.200%, 08/15/2048	163,465
	Marsh & McLennan Cos, Inc.
110,000	3.875%, 03/15/2024	118,284
65,000	4.375%, 03/15/2029	75,456
90,000	4.750%, 03/15/2039	113,387
70,000	Marsh & McLennan Cos., Inc. 4.050%, 10/15/2023	74,500
12,000	Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070 (c)	12,917
105,000	Progressive Corp. 3.200%, 03/26/2030	114,612
55,000	Trinity Acquisition PLC 4.400%, 03/15/2026	61,492

		1,074,440

	Interactive Media & Services - 0.18%
350,000	Tencent Holdings Ltd. 2.390%, 06/03/2030 (c)	343,958

	Internet & Direct Marketing Retail - 0.24%
200,000	Alibaba Group Holding, Ltd.
	3.400%, 12/06/2027	214,285
	Amazon.com, Inc.
150,000	3.875%, 08/22/2037	176,944
60,000	4.950%, 12/05/2044	80,798

		472,027

	IT Services - 0.52%
	Fiserv, Inc.
135,000	3.200%, 07/01/2026 (e)	145,756
130,000	2.250%, 06/01/2027	134,100
180,000	Global Payments, Inc. 2.900%, 05/15/2030 (e)	185,671
385,000	International Business Machines Corp. 1.950%, 05/15/2030 (e)	380,104
95,000	Mastercard, Inc. 2.950%, 03/15/2051	97,961

Principal Amount		Value
	IT Services (Continued)
55,000	Visa, Inc. 4.300%, 12/14/2045	$68,982

		1,012,574

	Machinery - 0.32%
130,000	Caterpillar, Inc. 2.600%, 04/09/2030 (e)	136,595
480,000	Otis Worldwide Corp. 2.565%, 02/15/2030 (e)	492,619

		629,214

	Media - 1.41%
	Charter Communications Operating LLC / Charter Communications Operating Capital
230,000	3.750%, 02/15/2028	251,874
125,000	2.800%, 04/01/2031 (e)	125,241
125,000	2.300%, 02/01/2032	119,389
150,000	5.375%, 05/01/2047	180,391
55,000	5.750%, 04/01/2048 (e)	69,457
75,000	5.125%, 07/01/2049	88,187
30,000	4.800%, 03/01/2050	33,653
45,000	3.700%, 04/01/2051	43,795
70,000	3.900%, 06/01/2052	69,547
45,000	4.400%, 12/01/2061	47,387
	Comcast Corp.
35,000	3.200%, 07/15/2036	37,281
255,000	3.750%, 04/01/2040	286,427
30,000	3.400%, 07/15/2046 (e)	31,785
160,000	2.887%, 11/01/2051 (c)(e)	153,252
275,000	2.937%, 11/01/2056 (c)(e)	260,259
73,000	2.987%, 11/01/2063 (c)	68,146
	Cox Communications, Inc.
101,000	3.150%, 08/15/2024 (c)	106,959
120,000	2.600%, 06/15/2031 (c)	121,408
115,000	Discovery Communications LLC 4.650%, 05/15/2050	133,592
	Discovery Communications, LLC
45,000	3.800%, 03/13/2024	48,004
28,000	3.950%, 06/15/2025	30,556
100,000	5.200%, 09/20/2047 (e)	124,662
97,000	5.300%, 05/15/2049 (e)	121,125
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	36,756
50,000	4.500%, 09/15/2042	54,308
	ViacomCBS, Inc.
15,000	4.950%, 01/15/2031	17,912
75,000	4.200%, 05/19/2032 (e)	85,761

		2,747,114

	Metals & Mining - 0.08%
15,000	Steel Dynamics, Inc. 3.250%, 01/15/2031	16,068
140,000	Vale Overseas, Ltd. 3.750%, 07/08/2030	145,368

		161,436

	Multi-Utilities - 0.59%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	54,554
65,000	6.125%, 04/01/2036	89,941

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Multi-Utilities (Continued)
290,000	NiSource, Inc. 3.600%, 05/01/2030 (e)	$318,273
475,000	Public Service Enterprise Group, Inc. 1.600%, 08/15/2030	449,465
	Sempra Energy
150,000	3.400%, 02/01/2028 (e)	161,769
75,000	4.000%, 02/01/2048	83,789

		1,157,791

	Oil, Gas & Consumable Fuels - 1.19%
65,000	Eastern Energy Gas Holdings LLC 2.500%, 11/15/2024	68,079
	Energy Transfer Operating LP
180,000	5.250%, 04/15/2029 (e)	210,954
140,000	6.125%, 12/15/2045	178,090
85,000	6.250%, 04/15/2049 (e)	111,642
	Enterprise Products Operating LLC
240,000	4.800%, 02/01/2049 (e)	293,710
30,000	3.300%, 02/15/2053	29,340
	Equinor ASA
95,000	3.625%, 04/06/2040	106,163
100,000	3.700%, 04/06/2050	114,931
135,000	Exxon Mobil Corp. 4.227%, 03/19/2040 (e)	160,102
200,000	Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/2040 (c)	200,217
40,000	Hess Corp. 7.300%, 08/15/2031	54,131
130,000	Marathon Petroleum Corp. 4.700%, 05/01/2025 (e)	145,132
	MPLX LP
100,000	1.750%, 03/01/2026	100,640
35,000	4.250%, 12/01/2027	39,398
90,000	5.200%, 03/01/2047 (e)	109,305
260,000	Qatar Petroleum 2.250%, 07/12/2031 (c)	257,860
50,000	Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	57,610
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	5,792
5,000	5.350%, 05/15/2045	5,830
70,000	TransCanada PipeLines, Ltd. 4.100%, 04/15/2030 (e)	79,371

		2,328,297

	Personal Products - 0.03%
50,000	The Estee Lauder Cos, Inc. 2.600%, 04/15/2030	52,429

	Pharmaceuticals - 1.27%
	Astrazeneca Finance LLC
280,000	1.200%, 05/28/2026	280,129
190,000	1.750%, 05/28/2028	190,955
230,000	Bayer US Finance II LLC 4.250%, 12/15/2025 (c)	254,263
	Bristol-Myers Squibb Co.
30,000	3.200%, 06/15/2026	32,735
230,000	1.125%, 11/13/2027 (e)	227,987
75,000	3.400%, 07/26/2029	82,932
70,000	2.550%, 11/13/2050	65,659

Principal Amount		Value
	Pharmaceuticals (Continued)
195,000	GlaxoSmithKline Capital PLC 2.875%, 06/01/2022	$198,060
	Johnson & Johnson
75,000	3.550%, 03/01/2036	86,714
55,000	3.625%, 03/03/2037	63,201
195,000	Novartis Capital Corp. 2.000%, 02/14/2027	203,083
	Pfizer, Inc.
120,000	2.625%, 04/01/2030	126,662
135,000	1.700%, 05/28/2030 (e)	133,279
290,000	1.750%, 08/18/2031 (e)	283,143
	Royalty Pharma Plc
15,000	1.750%, 09/02/2027	14,940
50,000	2.200%, 09/02/2030 (e)	48,880
200,000	Takeda Pharmaceutical Co. Ltd. 2.050%, 03/31/2030	196,804

		2,489,426

	Road & Rail - 0.14%
45,000	CSX Corp. 4.500%, 03/15/2049	55,989
30,000	Norfolk Southern Corp. 3.400%, 11/01/2049	31,991
160,000	Union Pacific Corp . 4.100%, 09/15/2067	188,357

		276,337

	Semiconductors & Semiconductor Equipment - 1.23%
	Broadcom, Inc.
66,000	4.110%, 09/15/2028	73,421
95,000	4.300%, 11/15/2032	106,407
105,000	2.600%, 02/15/2033 (c)(e)	101,064
285,000	3.419%, 04/15/2033 (c)	295,601
19,000	0.000%, 11/15/2035	18,943
300,000	0.000%, 11/15/2036	299,158
	Intel Corp.
310,000	2.450%, 11/15/2029 (e)	323,174
150,000	2.800%, 08/12/2041 (e)	149,359
70,000	3.250%, 11/15/2049	72,466
80,000	3.050%, 08/12/2051 (e)	79,954
	Marvell Technology, Inc.
220,000	2.450%, 04/15/2028 (c)	224,082
170,000	2.950%, 04/15/2031 (c)	174,679
150,000	Microchip Technology, Inc. 2.670%, 09/01/2023	155,556
	NVIDIA Corp.
155,000	1.550%, 06/15/2028 (e)	154,349
150,000	3.500%, 04/01/2040	166,178

		2,394,391

	Software - 0.91%
155,000	Microsoft Corp. 2.525%, 06/01/2050	149,399
	Oracle Corp.
270,000	2.300%, 03/25/2028	276,143
145,000	2.875%, 03/25/2031 (e)	149,437
185,000	4.300%, 07/08/2034	209,947
25,000	3.900%, 05/15/2035	27,509
50,000	3.800%, 11/15/2037	53,918
185,000	3.600%, 04/01/2040	191,768
170,000	3.600%, 04/01/2050 (e)	170,143

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Software (Continued)
80,000	3.950%, 03/25/2051	$84,935
55,000	4.100%, 03/25/2061 (e)	58,540
	salesforce.com, Inc.
75,000	3.250%, 04/11/2023	78,219
325,000	1.950%, 07/15/2031	323,321

		1,773,279

	Specialty Retail - 0.27%
75,000	AutoZone, Inc. 3.625%, 04/15/2025	81,303
	Home Depot, Inc.
235,000	3.300%, 04/15/2040	254,369
5,000	3.500%, 09/15/2056	5,585
	Lowe’s Cos, Inc.
150,000	2.625%, 04/01/2031	153,808
25,000	3.700%, 04/15/2046	27,415

		522,480

	Technology Hardware, Storage & Peripherals - 0.53%
	Apple, Inc.
360,000	1.125%, 05/11/2025	362,613
310,000	1.200%, 02/08/2028	303,677
40,000	3.450%, 02/09/2045	44,254
335,000	2.650%, 02/08/2051 (e)	320,277

		1,030,821

	Tobacco - 0.02%
45,000	Altria Group, Inc. 3.700%, 02/04/2051 (e)	42,585

	Water Utilities - 0.09%
	American Water Capital Corp.
140,000	3.750%, 09/01/2028	157,305
15,000	4.150%, 06/01/2049	17,718

		175,023

	Wireless Telecommunication Services - 0.68%
	T-Mobile USA, Inc.
235,000	3.500%, 04/15/2025 (e)	253,171
360,000	1.500%, 02/15/2026	361,255
65,000	2.050%, 02/15/2028	65,583
290,000	3.875%, 04/15/2030	320,868
255,000	3.000%, 02/15/2041 (e)	246,523
65,000	4.500%, 04/15/2050 (e)	75,731

		1,323,131

	Total Corporate Obligations (Cost $52,405,282)	54,732,060

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 3.08%
200,000	Bermuda Government International Bond 2.375%, 08/20/2030	199,000
	Chile Government International Bond
200,000	2.550%, 07/27/2033	195,398
605,000	3.100%, 05/07/2041	583,983
285,000	Finance Department Government of Sharjah 3.625%, 03/10/2033	281,741
300,000	Hungary Government International Bond 2.125%, 09/22/2031 (c)	295,875
	Mexico Government International Bond
330,000	2.659%, 05/24/2031	318,681
200,000	4.750%, 04/27/2032	225,340
400,000	4.280%, 08/14/2041 (e)	408,000
516,000	4.750%, 03/08/2044	552,241

Principal Amount		Value
	FOREIGN GOVERNMENT DEBT OBLIGATIONS (Continued)
	Panama Government International Bond
410,000	4.500%, 04/16/2050	$446,092
200,000	4.300%, 04/29/2053	212,236
220,000	3.870%, 07/23/2060	214,971
	Peruvian Government International Bond
20,000	2.392%, 01/23/2026	20,447
35,000	2.783%, 01/23/2031	34,719
25,000	3.300%, 03/11/2041	24,335
705,000	Philippine Government International Bond 3.700%, 02/02/2042	748,601
338,000	Romanian Government International Bond 3.000%, 02/14/2031	345,550
	Saudi Government International Bond
400,000	2.250%, 02/02/2033 (c)(e)	389,702
445,000	4.500%, 10/26/2046	514,605

	Total Foreign Government Debt Obligations (Cost $6,170,053)	6,011,517

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 34.11%
	Federal Home Loan Mortgage Corp.
5,469	Pool #D9-6291 4.500%, 09/01/2023	5,903
13,818	Pool #G1-3624 5.000%, 08/01/2024	14,419
82,000	Series K-068, 3.244%, 08/25/2027	90,554
334,403	Series K-110, 1.814%, 04/25/2030 (b)(j)	41,353
1,324,746	Series K-111, 1.681%, 05/25/2030 (b)(j)	156,042
933,418	Series K-114, 1.212%, 06/25/2030 (b)(j)	80,105
299,670	Series K-122, 0.974%, 11/25/2030 (b)(j)	20,687
80,865	Series 2329, 6.500%, 06/15/2031	91,168
41,114	Series 2338, 6.500%, 07/15/2031	47,493
50,000	Pool #78-0447 2.375% (1 Year CMT Rate + 2.250%, 2.250% Floor, 9.330% Cap), 04/01/2033 (a)	52,049
72	Pool #A4-3129 5.500%, 02/01/2036	81
72,517	Series 4216, 1.700%, 10/15/2039	73,492
40,572	Series 3883, 3.000%, 05/15/2041	43,057
150,762	Series 4139, 2.500%, 11/15/2041	157,174
168,682	Pool #U9-0688 4.000%, 05/01/2042	184,561
270,840	Pool #Q4-9389 3.500%, 07/01/2047	290,515
251,125	Pool #Q5-2093 3.500%, 11/01/2047	267,425
2,421,851	Pool #SD-8123 3.000%, 01/01/2051	2,547,472
	Federal National Mortgage Association
199,381	Pool #AJ8325 3.000%, 12/01/2026	210,818
847,657	Pool #AN8322 3.190%, 02/01/2028	930,657
993,008	Pool #AN8695 3.550%, 03/01/2028	1,110,625
1,603	Pool #544859 2.123% (11th District Cost of Funds Index + 1.841%, 1.841% Floor, 14.717% Cap), 08/01/2029 (a)	1,604
723,363	Series K-104, 1.248%, 01/25/2030 (b)(j)	58,851
28,713	Pool #BC4938 2.500%, 04/01/2031	30,034
63,688	Pool #786848 7.000%, 10/01/2031	72,961
2,057	Pool #727181 5.000%, 08/01/2033	2,343
932	Pool #730727 5.000%, 08/01/2033	1,058
285	Pool #741862 5.500%, 09/01/2033	329
329	Pool #766197 5.500%, 02/01/2034	378
80	Pool #776974 5.500%, 04/01/2034	92
45,251	Pool #888504 2.167% (1 Year CMT Rate + 2.042%, 2.042% Floor, 9.302% Cap), 04/01/2034 (a)	48,237

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
170,067	Pool #MA1870 4.500%, 04/01/2034	$186,848
2,986	Pool #775776 5.500%, 05/01/2034	3,452
1,533,271	Series 2019-M21, 1.331%, 06/25/2034 (b)(j)	171,731
92,248	Pool #802783 2.112% (12 Month LIBOR USD + 1.612%, 1.612% Floor, 10.260% Cap), 10/01/2034 (a)	94,032
2,277	Pool #781629 5.500%, 12/01/2034	2,641
2,323	Pool #822815 5.500%, 04/01/2035	2,652
2,923	Pool #357850 5.500%, 07/01/2035	3,394
2,235	Pool #820242 5.000%, 07/01/2035	2,552
417	Pool #838452 5.500%, 09/01/2035	481
1,650,000	Pool #TBA 1.500%, 10/15/2035 (h)	1,665,855
1,650,000	Pool #TBA 1.500%, 11/15/2035 (h)	1,663,857
2,510	Pool #865854 6.000%, 03/01/2036	2,968
4,187	Pool #891474 6.000%, 04/01/2036	4,951
1,782	Pool #906000 6.000%, 01/01/2037	2,105
37	Pool #928062 5.500%, 02/01/2037	43
55	Pool #899119 5.500%, 04/01/2037	62
195,634	Pool #AS9772 3.500%, 06/01/2037	211,142
88	Pool #970131 5.500%, 03/01/2038	103
55	Pool #985108 5.500%, 07/01/2038	64
49	Pool #964930 5.500%, 08/01/2038	54
34	Pool #987032 5.500%, 08/01/2038	40
24	Pool #968371 5.500%, 09/01/2038	27
17	Pool #993050 5.500%, 12/01/2038	19
9,426	Pool #993579 4.000%, 05/01/2039	10,427
1,643	Pool #AA5840 4.000%, 06/01/2039	1,815
32,989	Pool #AA8715 4.000%, 06/01/2039	37,179
104,282	Pool #AD0586 4.500%, 12/01/2039	117,270
225,962	Pool #AD4062 5.000%, 05/01/2040	257,142
182,648	Pool #AD6929 5.000%, 06/01/2040	207,310
4,827	Pool #AD9896 4.000%, 08/01/2040	5,340
5,264	Pool #AB1500 4.000%, 09/01/2040	5,798
6,395	Pool #AD9856 4.000%, 09/01/2040	7,044
2,612	Pool #AE2559 4.000%, 09/01/2040	2,867
1,008	Pool #AE2562 4.000%, 09/01/2040	1,115
840	Pool #AE2566 4.000%, 09/01/2040	920
11,264	Pool #AE4124 4.000%, 10/01/2040	12,407
6,241	Pool #AE4888 4.000%, 10/01/2040	6,882
7,517	Pool #AE3916 4.000%, 11/01/2040	8,277
1,178	Pool #AE5147 4.000%, 11/01/2040	1,299
13,434	Pool #AE8715 4.000%, 11/01/2040	14,813
1,746	Pool #AH0006 4.000%, 12/01/2040	1,926
5,917	Pool #AH0020 4.000%, 12/01/2040	6,546
7,876	Pool #AH0599 4.000%, 12/01/2040	8,646
3,239	Pool #AH0601 4.000%, 12/01/2040	3,571
5,677	Pool #AH1263 4.000%, 01/01/2041	6,279
30,452	Pool #AL5233 4.000%, 01/01/2041	33,642
1,758	Pool #AH4659 4.000%, 02/01/2041	1,929
31,628	Pool #AH5653 4.000%, 02/01/2041	34,718
46,374	Pool #AL0934 5.000%, 02/01/2041	52,939
72,524	Pool #AD1889 4.500%, 03/01/2041	81,338
5,533	Pool #AH6150 4.000%, 03/01/2041	6,121
43,705	Pool #AL0215 4.500%, 04/01/2041	48,855
35,820	Pool #AL0187 5.000%, 05/01/2041	40,969
6,167	Pool #AL0456 5.000%, 06/01/2041	7,039
25,468	Pool #AI8842 4.500%, 08/01/2041	28,277
96,356	Series 2013-43, 1.500%, 08/25/2041	98,191
20,129	Pool #AL0815 4.000%, 09/01/2041	22,689

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
28,459	Series 2012-21, 2.000%, 09/25/2041	$29,223
8,159	Pool #AJ1562 4.000%, 10/01/2041	9,196
5,445	Pool #AJ1972 4.000%, 10/01/2041	6,137
310,042	Pool #AJ2212 4.500%, 10/01/2041	348,052
11,518	Pool #AJ4756 4.000%, 10/01/2041	12,983
8,865	Pool #AJ3330 4.000%, 11/01/2041	9,992
7,995	Pool #AJ4549 4.000%, 11/01/2041	8,968
8,480	Pool #AJ4698 4.000%, 11/01/2041	9,559
14,469	Pool #AJ5424 4.000%, 11/01/2041	16,310
6,021	Pool #AJ7840 4.000%, 11/01/2041	6,787
9,327	Pool #AB3995 4.000%, 12/01/2041	10,513
8,829	Pool #AI0848 4.000%, 12/01/2041	9,952
7,733	Pool #AJ4187 4.000%, 12/01/2041	8,717
8,348	Pool #AJ5736 4.000%, 12/01/2041	9,410
4,607	Pool #AJ5968 4.000%, 12/01/2041	5,082
9,780	Pool #AJ6061 4.000%, 12/01/2041	11,024
7,858	Pool #AJ7868 4.000%, 12/01/2041	8,857
15,107	Pool #AJ8104 4.000%, 12/01/2041	17,028
11,878	Pool #AJ8109 4.000%, 12/01/2041	13,389
6,264	Pool #AJ8171 4.000%, 12/01/2041	7,061
11,957	Pool #AJ8341 4.000%, 12/01/2041	13,478
19,732	Pool #AJ8436 4.000%, 12/01/2041	22,242
7,247	Pool #AJ8912 4.000%, 12/01/2041	8,169
7,761	Pool #AJ9248 4.000%, 12/01/2041	8,748
47,942	Series 2012-18, 2.000%, 12/25/2041	49,323
51,324	Series 2012-75, 2.500%, 12/25/2041	52,821
6,001	Pool #AJ2446 4.000%, 01/01/2042	6,608
12,505	Pool #AJ7538 4.000%, 01/01/2042	14,096
2,839	Pool #AJ8001 4.000%, 01/01/2042	3,084
10,081	Pool #AJ8369 4.000%, 01/01/2042	11,363
9,775	Pool #AJ9162 4.000%, 01/01/2042	11,017
56,467	Pool #AJ9330 4.000%, 01/01/2042	63,643
4,287	Pool #AJ9779 4.000%, 01/01/2042	4,762
8,780	Pool #AK0170 4.000%, 01/01/2042	9,896
20,249	Pool #AK0543 4.000%, 01/01/2042	22,825
9,283	Pool #AK0563 4.000%, 01/01/2042	10,464
15,688	Pool #AK1827 4.000%, 01/01/2042	17,682
160,845	Pool #AL2752 5.000%, 03/01/2042	182,913
38,670	Series 2012-52, 3.500%, 05/25/2042	41,432
166,929	Series 2012-128, 1.500%, 06/25/2042	170,089
27,374	Pool #AB5529 4.000%, 07/01/2042	29,943
87,535	Pool #AB6228 3.500%, 09/01/2042	95,080
85,615	Series 415, 3.000%, 11/01/2042	89,173
143,985	Series 4961, 2.500%, 12/15/2042	150,298
204,968	Pool #AQ9316 2.500%, 01/01/2043	213,364
74,644	Series 2015-48, 3.000%, 02/25/2043	77,381
575,075	Pool #AT2720 3.000%, 05/01/2043	617,889
352,686	Pool #AT5900 3.000%, 06/01/2043	376,326
67,734	Series 2013-77, 1.700%, 06/25/2043	68,719
226,216	Pool #AU1625 3.500%, 07/01/2043	245,836
69,388	Series 2017-26, 3.500%, 07/25/2044	71,933
23,135	Series 2018-38, 3.500%, 03/25/2045	23,425
272,700	Pool #AS5469 4.000%, 07/01/2045	300,559
379,806	Pool #AZ0832 4.000%, 07/01/2045	419,774
50,223	Pool #AS5597 3.500%, 08/01/2045	54,021
32,143	Series 2016-38, 3.000%, 01/25/2046	34,418
61,937	Series 2016-11, 2.500%, 03/25/2046	64,570
233,492	Pool #AS7170 3.500%, 05/01/2046	249,658
188,108	Pool #AS7242 3.500%, 05/01/2046	201,471

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
318,872	Pool #BC9468 3.000%, 06/01/2046	$338,309
173,385	Pool #AS7492 4.000%, 07/01/2046	188,210
1,845,000	Pool #TBA 2.500%, 10/15/2046 (h)	1,901,359
905,000	Pool #TBA 2.500%, 11/15/2046 (h)	930,877
223,411	Pool #AS8947 3.500%, 03/01/2047	240,532
35,633	Series 2017-34, 3.000%, 05/25/2047	36,667
33,604	Pool #MA3038 4.500%, 06/01/2047	36,663
2,136,310	Pool #CA0858 3.500%, 12/01/2047	2,273,309
55,725	Series 2018-80, 3.500%, 12/25/2047	57,770
30,513	Series 2018-77, 3.500%, 02/25/2048	31,871
81,573	Series 2018-23, 3.500%, 04/25/2048	86,831
659,558	Pool #BN5279 4.000%, 02/01/2049	706,676
95,108	Series 2019-06, 3.000%, 02/25/2049	99,980
94,050	Series 2019-07, 3.500%, 03/25/2049	100,500
112,976	Series 2019-14, 3.500%, 04/25/2049	122,409
114,216	Series 2019-45, 3.000%, 08/25/2049	120,105
16,885,000	Pool #TBA 2.000%, 03/25/2050 (h)	16,920,617
8,310,000	Pool #TBA 2.000%, 04/25/2050 (h)	8,312,597
2,927,507	Pool #MA4307 3.000%, 04/01/2051	3,063,298
116,576	Series 2019-41, 2.500%, 03/25/2053	119,995
78,183	Series 2017-35, 3.500%, 04/25/2053	80,160
64,489	Series 2017-84, 3.500%, 04/25/2053	66,222
118,702	Series 2019-15, 3.500%, 05/25/2053	127,458
69,967	Series 2017-49, 4.000%, 07/25/2053	72,525
117,695	Series 2018-72, 3.500%, 07/25/2054	122,647
101,654	Series 2017-96, 3.000%, 12/25/2054	106,073
51,951	Series 2018-19, 3.500%, 05/25/2056	54,239
78,888	Series 2018-70, 3.500%, 10/25/2056	83,007
89,173	Series 2019-07, 3.500%, 11/25/2057	94,642
106,391	Series 2019-12, 3.500%, 11/25/2057	113,732
297,948	Series 2020-1, 3.500%, 08/25/2058	319,840
	Government National Mortgage Association
8,533	Pool #614436X 5.000%, 08/15/2033	9,667
12,627	Pool #736686X 5.000%, 02/15/2039	14,479
378,562	Pool #723248X 5.000%, 10/15/2039	442,072
90,077	Series 2015-56, 1.500%, 04/16/2040	90,800
145,428	Pool #783403X 3.500%, 09/15/2041	156,230
65,472	Series 2013-37, 2.000%, 01/20/2042	66,766
1,650,000	Pool #TBA 3.000%, 11/15/2042 (h)	1,720,447
1,650,000	Pool #TBA 3.000%, 10/15/2044 (h)	1,723,348
47,977	Series 2015-151, 1.700%, 10/20/2045	48,565
3,575,000	Pool #TBA 2.500%, 10/15/2046 (h)	3,688,674
1,725,000	Pool #TBA 2.500%, 11/15/2046 (h)	1,776,750
38,053	Pool #MA4587M 4.000%, 07/20/2047	40,778
102,043	Pool #MA4652M 3.500%, 08/20/2047	108,211
193,493	Pool #MA4778M 3.500%, 10/20/2047	206,139
143,495	Pool #MA4779M 4.000%, 10/20/2047	153,771
170,251	Pool #MA4780M 4.500%, 10/20/2047	184,155
1,775,000	Pool #TBA 2.000%, 03/20/2050 (h)	1,796,147
925,000	Pool #TBA 2.000%, 10/15/2050 (h)	937,791

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $65,584,161)	66,592,833

	MUNICIPAL DEBT OBLIGATIONS - 1.58%
	California, GO
30,000	7.550%, 04/01/2039 (e)	50,611
60,000	7.300%, 10/01/2039	94,931
5,000	7.625%, 03/01/2040	8,325

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond 6.899%, 12/01/2040	$148,729
20,000	Chicago Transit Authority Sales Tax Receipts Fund 3.912%, 12/01/2040	22,568
	County of Riverside CA
345,000	2.963%, 02/15/2027	370,641
345,000	3.070%, 02/15/2028	373,105
125,000	District of Columbia, Revenue Bond 3.432%, 04/01/2042	131,870
255,000	Metropolitan Transportation Authority, Series C-1, Revenue Bond 5.175%, 11/15/2049 (e)	349,747
100,000	Metropolitan Transportation Authority, Series C-2, Revenue Bond 5.000%, 11/15/2050	119,863
60,000	New York State Thruway Authority - Class M, Revenue Bond 2.900%, 01/01/2035	63,297
335,000	New York Transportation Development Corp., Revenue Bond 4.248%, 09/01/2035	372,474
355,000	Philadelphia Authority for Industrial Development, Series C, Revenue Bond 6.550%, 10/15/2028	456,138
215,000	Port Authority of New York & New Jersey, Series AAA, Revenue Bond 1.086%, 07/01/2023	217,803
250,000	State Board of Administration Finance Corp., Revenue Bond 1.258%, 07/01/2025	252,788
35,000	University of California Medical Center, Series H Revenue Bond 6.548%, 05/15/2048 (e)	54,113

	Total Municipal Debt Obligations (Cost $2,805,225)	3,087,003

	U.S. TREASURY OBLIGATIONS - 30.08%
	U.S. Treasury Bonds - 10.03%
2,150,000	6.875%, 08/15/2025	2,653,486
259,939	0.375%, 01/15/2027 (f)	287,056
59,817	0.750%, 07/15/2028 (f)	68,489
95,831	0.125%, 07/15/2030 (f)	105,684
1,875,000	2.250%, 05/15/2041	1,945,899
385,000	1.750%, 08/15/2041	367,254
1,400,000	3.750%, 11/15/2043	1,828,094
1,050,000	3.625%, 02/15/2044	1,349,168
1,600,000	3.125%, 08/15/2044	1,911,500
240,000	3.000%, 11/15/2045	282,309
950,000	2.500%, 02/15/2046	1,025,184
2,510,000	3.000%, 02/15/2047	2,967,389
480,654	0.875%, 02/15/2047 (f)	614,271
500,000	3.000%, 02/15/2048	593,164
66,425	1.000%, 02/15/2048 (f)	87,880
940,000	3.125%, 05/15/2048	1,141,256
115,000	3.000%, 02/15/2049	137,160
926,000	1.250%, 05/15/2050	755,558
390,000	1.375%, 08/15/2050	328,270
1,075,000	1.875%, 02/15/2051	1,022,594
94,373	0.125%, 02/15/2051 (f)	103,128

		19,574,793

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS (Continued)
	U.S. Treasury Notes - 20.05%
3,195,000	0.125%, 08/31/2022	$3,195,895
8,210,000	1.375%, 08/31/2023	8,384,302
1,600,000	2.375%, 08/15/2024 (i)	1,686,187
2,190,000	2.875%, 05/31/2025	2,361,693
7,240,000	2.875%, 07/31/2025	7,820,331
2,335,000	0.375%, 01/31/2026	2,284,560
3,490,000	0.750%, 04/30/2026	3,462,462
2,860,000	2.000%, 11/15/2026	3,000,207
2,055,000	1.125%, 08/31/2028	2,029,152
708,000	1.625%, 08/15/2029	720,653
2,700,000	0.875%, 11/15/2030	2,560,254
1,635,000	1.625%, 05/15/2031	1,652,372

		39,158,068

	Total U.S. Treasury Obligations (Cost $58,455,764)	58,732,861

Number of Shares
	SHORT TERM INVESTMENTS - 3.74%
	Money Market Funds - 3.74%
7,311,881	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (d)	7,311,881

	Total Short Term Investments (Cost $7,311,881)	7,311,881

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.89%
	Investments Purchased with Proceeds from Securities Lending Collateral - 7.89%
15,399,535	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (d)	15,399,535

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $15,399,535)	15,399,535

	Total Investments (Cost $251,304,035) - 130.76%	255,313,842
	Liabilities in Excess of Other Assets - (30.76)%	(60,059,664)

	TOTAL NET ASSETS - 100.00%	$195,254,178

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of September 30, 2021.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2021.
(c)	Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $44,023,248, which represents 22.55% of total net assets.
(d)	Seven-day yield as of September 30, 2021.
(e)	All or a portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $1,162,205, which represents 0.60% of total net assets.
(h)	Security purchased on a when-issued basis. On September 30, 2021, the total value of investments purchased on a when-issued basis was $43,038,319 or 22.04% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $433,489.
(j)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2021. These securities are considered liquid pursuant to the Fund’s liquidity guidelines and the value of these securities total $1,716,500, which represents 0.88% of total net assets.
(k)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.

Glossary of Terms
LIBOR	-	London Interbank Offered Rate
CMT	-	Constant Maturing Treasury Rate
SOFR	-	Secured Overnight Financing Rate

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2021

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Future	(10)	$(1,316,094)	Dec -21	$15,232
U.S. Treasury Ultra 10 Year Note Future	(69)	(10,022,250)	Dec -21	144,436
U.S. Treasury 5 Year Note Future	(49)	(6,014,367)	Dec -21	35,681
U.S. Treasury Long Bond Future	(11)	(1,751,406)	Dec -21	46,824
U.S. Treasury Ultra Bond Future	(2)	(382,125)	Dec -21	1,029

				$243,202

GuideMark® Core Fixed Income Fund

SCHEDULE OF OPEN SWAP CONTRACTS (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

September 30, 2021

Reference Obligation	Implied Credit Spread at 9/30/2021(2)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.36 Index*	47.24%	1.000%	06/20/2026	Morgan Stanley	Quarterly	$2,385,000	$57,424	$47,111	$10,313

INTEREST RATE SWAPS

September 30, 2021

Pay/Receive Floating Rate	Floating Rate Index		Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	**	Quarterly	0.3800%	Semi-Annual	12/16/2025	Morgan Stanley	$5,270,000	$122,000	$(7,372)	$129,372
Receive	3-MO-USD-LIBOR	**	Quarterly	0.8100%	Semi-Annual	9/16/2050	Morgan Stanley	690,000	166,845	2,078	164,767

									$288,845	$(5,294)	$294,139

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: LCH

See notes to financial statements.

GuidePath® Growth Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.92%
	Exchange Traded Funds - 73.82%
25,026	Invesco QQQ Trust Series 1 (a)	$8,958,307
918,374	iShares Core MSCI Emerging Markets ETF	56,718,778
40,456	iShares Core MSCI Europe ETF	2,267,963
591,499	iShares Core S&P Small-Cap ETF (a)	64,585,776
356,672	iShares MSCI ACWI ETF	35,638,666
201,254	iShares MSCI Switzerland ETF	9,374,411
232,431	JPMorgan Beta Builders Canada ETF	14,631,532
815,435	Schwab U.S. Large-Cap ETF	84,829,703
506,118	Schwab U.S. Large-Cap Growth ETF	74,951,015
226,917	SPDR S&P 600 Small Cap Growth ETF (a)	19,769,009
152,227	SPDR S&P China ETF	16,813,472
158,417	Vanguard FTSE All World ex-US Small-Cap ETF	21,178,769
2,318,461	Vanguard FTSE Developed Markets ETF	117,059,096
220,058	Vanguard Global ex-U.S. Real Estate ETF	12,391,466
194,398	Vanguard Real Estate ETF (a)	19,785,828
847,045	Vanguard Russell 1000 Growth ETF	59,691,261
94,952	Vanguard Russell 2000 Growth (a)	20,316,880
532,393	Vanguard S&P 500 ETF (a)	209,975,799
58,002	Vanguard Value ETF	7,851,731

		856,789,462

	Mutual Funds - 25.10%
1,358,477	AMCAP Fund - Class F3	59,175,241
765,221	American Funds - Fundamental Investors - Class F3	57,582,868
450,014	American Funds - New Economy Fund - Class F3	29,003,379
434,903	American Funds - New Perspective Fund - Class F3	29,108,091
478,786	American Funds - Smallcap World Fund, Inc. - Class F3	42,994,989
967,680	American Funds - The Growth Fund of America - Class F3	73,398,532

		291,263,100

	Total Investment Companies (Cost $728,022,075)	1,148,052,562

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.11%
	Money Market Funds - 1.11%
12,853,855	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (b)	$12,853,855

	Total Short Term Investments (Cost $12,853,855)	12,853,855

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.00%
	Investments Purchased with Proceeds from Securities Lending - 24.00%
278,564,671	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (b)	278,564,671

	Total Investments Purchased with Proceeds from Securities Lending (Cost $278,564,671)	278,564,671

	Total Investments (Cost $1,019,440,601) - 124.03%	1,439,471,088
	Liabilities in Excess of Other Assets - (24.03)%	(278,905,919)

	TOTAL NET ASSETS - 100.00%	$1,160,565,169

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Seven-day yield as of September 31, 2021.

See notes to financial statements.

GuidePath® Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.91%
	Exchange Traded Funds - 71.08%
123,364	iShares 1-3 Year Treasury Bond ETF (a)	$10,627,809
168,225	iShares 7-10 Year Treasury Bond ETF (a)	19,382,885
66,905	iShares 10+ Year Investment Grade Corporate Bond ETF (a)	4,635,178
242,730	iShares Broad USD High Yield Corporate Bond ETF (a)	10,073,295
350,016	iShares Core Aggressive Allocation ETF	24,434,617
375,798	iShares Core Growth Allocation ETF	20,845,515
62,445	iShares Core MSCI Emerging Markets ETF	3,856,603
63,392	iShares Core MSCI Europe ETF (a)	3,553,756
143,452	iShares Core S&P Small-Cap ETF (a)	15,663,524
160,899	iShares Core U.S. Aggregate Bond ETF	18,476,032
169,845	iShares Edge MSCI Min Vol USA ETF	12,483,608
26,725	iShares iBoxx High Yield Corporate Bond ETF (a)	2,338,170
32,706	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	3,599,622
115,804	iShares MSCI Switzerland ETF (a)	5,394,150
59,448	iShares TIPS Bond ETF	7,590,915
209,082	iShares U.S. Credit Bond ETF	12,565,828
33,825	JPMorgan Beta Builders Canada ETF	2,129,284
128,631	SPDR Bloomberg Barclays High Yield Bond ETF (a)	14,067,086
70,516	SPDR Bloomberg Barclays International Treasury Bond ETF (a)	2,025,925
354,174	SPDR Gold MiniShares Trust (b)	6,183,878
45,123	SPDR S&P China ETF	4,983,835
353,207	Vanguard FTSE Developed Markets ETF (a)	17,833,421
28,454	Vanguard Global ex-U.S. Real Estate ETF	1,602,245
114,355	Vanguard High Dividend Yield ETF	11,818,589
58,803	Vanguard Intermediate-Term Corporate Bond ETF (a)	5,551,591
199,783	Vanguard Long-Term Treasury ETF	17,522,967
670,461	Vanguard Mortgage-Backed Securities ETF	35,728,867
43,853	Vanguard Real Estate ETF (a)	4,463,358
83,862	Vanguard S&P 500 ETF (a)	33,075,173
22,204	Vanguard Short-Term Corporate Bond ETF (a)	1,829,832
17,471	Vanguard Total Bond Market ETF	1,492,897
32,254	Vanguard Total International Bond ETF	1,837,188
99,727	Vanguard Value ETF	13,500,044

		351,167,687

	Mutual Funds - 27.83%
360,439	American Funds - Capital Income Builder - Class F3	24,062,905
1,195,586	American Funds - High-Income Trust - Class F3	12,613,434
1,745,693	American Funds - Multi-Sector Income Fund - Class F3	18,766,195
243,793	American Funds - Mutual Fund - Class F3	12,126,265
1,381,713	American Funds - The Bond Fund of America - Class F3	18,597,861
955,369	American Funds - The Income Fund of America - Class F3	24,189,953
221,102	American Funds - Washington Mutual Investors Fund - Class F3	12,218,084
2,499,764	Vanguard High-Yield Corporate Fund - Admiral Shares	14,948,587

		137,523,284

	Total Investment Companies (Cost $423,767,502)	488,690,971

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.09%
	Money Market Funds - 1.09%
5,403,773	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (c)	$5,403,773

	Total Short Term Investments (Cost $5,403,773)	5,403,773

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.94%
	Investments Purchased with Proceeds from Securities Lending - 23.94%
118,260,666	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (c)	118,260,666

	Total Investments Purchased with Proceeds from Securities Lending (Cost $118,260,666)	118,260,666

	Total Investments (Cost $547,431,941) - 123.94%	612,355,410
	Liabilities in Excess of Other Assets - (23.94)%	(118,282,231)

	TOTAL NET ASSETS - 100.00%	$494,073,179

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of September 30, 2021.

See notes to financial statements.

GuidePath® Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS - 70.31%
	Banks - 2.18%
81,946	Bank OZK	$3,522,039
144,659	Sterling Bancorp	3,610,689
5,515	SVB Financial Group (a)(b)	3,567,543

		10,700,271

	Beverages - 0.73%
23,755	PepsiCo, Inc.	3,572,990

	Biotechnology - 5.16%
20,096	Regeneron Pharmaceuticals, Inc. (b)	12,161,697
81,946	Sage Therapeutics, Inc. (a)(b)	3,631,027
52,075	United Therapeutics Corp. (b)	9,612,004

		25,404,728

	Capital Markets - 1.51%
105,535	Jefferies Financial Group, Inc. (a)	3,918,515
17,919	T. Rowe Price Group, Inc.	3,524,667

		7,443,182

	Chemicals - 0.73%
12,818	Sherwin-Williams Co.	3,585,579

	Containers & Packaging - 0.73%
64,257	International Paper Co.	3,593,251

	Diversified Consumer Services - 0.73%
143,569	H&R Block, Inc. (a)	3,589,225

	Diversified Financial Services - 0.73%
58,714	Voya Financial, Inc.	3,604,452

	Electric Utilities - 2.91%
44,030	American Electric Power Co., Inc.	3,574,356
74,397	Exelon Corp.	3,596,351
86,865	Hawaiian Electric Industries, Inc.	3,546,698
57,758	Southern Co.	3,579,263

		14,296,668

	Entertainment - 0.76%
11,943	Roku, Inc. (b)	3,742,339

	Food & Staples Retailing - 3.47%
8,008	Costco Wholesale Corp.	3,598,395
333,438	Kroger Co. (a)	13,480,898

		17,079,293

	Food Products - 4.41%
61,269	Mondelez International, Inc. - Class A	3,564,630
122,434	Pilgrim’s Pride Corp. (b)	3,560,381
184,740	Tyson Foods, Inc. - Class A	14,583,376

		21,708,387

	Health Care Equipment & Supplies - 5.15%
26,130	Cooper Cos., Inc.	10,799,790
47,789	Danaher Corp.	14,548,883

		25,348,673

	Health Care Providers & Services - 5.18%
116,304	CVS Health Corp.	9,869,557
55,484	Laboratory Corp of America Holdings (b)	15,615,417

		25,484,974

	Household Durables - 0.78%
49,405	Lennar Corp. - Class B	3,833,334

	Household Products - 1.87%
46,938	Colgate-Palmolive Co.	3,547,574
40,505	Procter & Gamble Co.	5,662,599

		9,210,173

Number of Shares		Value
	Insurance - 3.33%
22,526	Assurant, Inc.	$3,553,477
14,298	Everest Re Group Ltd. - ADR	3,585,652
102,417	Progressive Corp.	9,257,473

		16,396,602

	Interactive Media & Services - 4.36%
4,881	Alphabet, Inc. - Class C (b)	13,009,378
24,928	Facebook, Inc. - Class A (b)	8,460,314

		21,469,692

	Internet & Direct Marketing Retail - 0.72%
345,551	Qurate Retail, Inc. - Class A (a)	3,521,165

	IT Services - 1.49%
20,236	Concentrix Corp. (b)	3,581,772
33,546	Paychex, Inc.	3,772,248

		7,354,020

	Life Sciences Tools & Services - 3.73%
19,797	Bio-Rad Laboratories, Inc. - Class A (b)	14,767,572
14,894	IQVIA Holdings, Inc. (b)	3,567,709

		18,335,281

	Machinery - 1.91%
28,093	Snap-on, Inc. (a)	5,870,032
53,711	Timken Co.	3,513,774

		9,383,806

	Media - 2.01%
425,187	News Corp. - Class B	9,877,094

	Multiline Retail - 2.87%
61,667	Target Corp.	14,107,560

	Multi-Utilities - 0.87%
70,280	Public Service Enterprise Group, Inc.	4,280,052

	Oil, Gas & Consumable Fuels - 0.71%
160,441	Cabot Oil & Gas Corp. (a)	3,491,196

	Paper & Forest Products - 1.37%
109,548	Louisiana-Pacific Corp.	6,722,961

	Software - 2.52%
6,263	Adobe, Inc. (b)	3,605,734
31,211	Microsoft Corp.	8,799,005

		12,404,739

	Specialty Retail - 0.70%
19,451	Five Below, Inc. (b)	3,439,131

	Technology Hardware, Storage & Peripherals - 4.23%
121,839	Apple, Inc.	17,240,219
34,332	Dell Technologies, Inc. - Class C (b)	3,571,901

		20,812,120

	Tobacco - 0.69%
74,230	Altria Group, Inc.	3,378,950

	Trading Companies & Distributors - 1.77%
24,780	United Rentals, Inc. (b)	8,696,045

	Total Common Stocks (Cost $331,877,347)	345,867,933

	INVESTMENT COMPANIES - 26.92%
	Exchange Traded Funds - 26.92%
253,955	ProShares UltraPro S&P 500 ETF (a)	28,877,223
262,506	Vanguard S&P 500 ETF (a)	103,532,366

	Total Investment Companies (Cost $125,992,300)	132,409,589

	REAL ESTATE INVESTMENT TRUSTS - 0.72%
	Real Estate Investment Trusts - 0.72%
426,641	Annaly Capital Management, Inc. (a)	3,592,317

	Total Real Estate Investment Trusts (Cost $3,640,638)	3,592,317

See notes to financial statements.

GuidePath® Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	SHORT TERM INVESTMENTS - 2.07%
	Money Market Funds - 2.07%
10,182,943	DWS Government Money Market Series - Institutional Shares Effective Yield 0.04% (c)	$10,182,943

	Total Short Term Investments (Cost $10,182,943)	10,182,943

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.29%
	Investments Purchased with Proceeds from Securities Lending - 9.29%
45,687,478	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (c)	45,687,478

	Total Investments Purchased with Proceeds from Securities Lending (Cost $45,687,478)	45,687,478

	Total Investments (Cost $517,380,706) - 109.31%	537,740,260
	Liabilities in Excess of Other Assets - (9.31)%	(45,803,774)

	TOTAL NET ASSETS - 100.00%	$491,936,486

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of September 30, 2021.

Glossary of Terms

ADR	-	American Depositary Receipt

See notes to financial statements.

GuidePath® Absolute Return Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.90%
	Exchange Traded Funds - 53.07%
4,036	Invesco DB Agriculture Fund (a)	$77,168
555	Invesco DB Base Metals Fund (a)	11,488
6,054	Invesco DB Energy Fund (a)	102,554
1,074	iShares Core MSCI Emerging Markets ETF (b)	66,330
58,465	iShares Interest Rate Hedged Corporate Bond ETF (b)	5,601,532
326,273	ProShares Investment Grade-Interest Rate Hedged ETF	24,676,027
217,395	Schwab Short-Term U.S. Treasury ETF	11,128,450
3,621	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	331,177
92,136	SPDR Bloomberg Barclays High Yield Bond ETF (b)	10,075,993
335,732	Vanguard Emerging Markets Government Bond ETF	26,287,816
3,005	Vanguard FTSE Developed Markets ETF (b)	151,722
23,364	Vanguard Intermediate-Term Corporate Bond ETF (b)	2,205,795
312,786	Vanguard Mortgage-Backed Securities ETF (b)	16,668,366
1,010	Vanguard S&P 500 ETF (b)	398,344
67,727	Vanguard Total Bond Market ETF	5,787,272
362,844	Xtrackers USD High Yield Corporate Bond ETF (b)	14,542,788

		118,112,822

	Mutual Funds - 45.83%
1,663,201	BlackRock Low Duration Bond Portfolio - Institutional Shares	16,166,318
325,249	DoubleLine Core Fixed Income Fund - Institutional Shares	3,600,512
1,722,800	DoubleLine Flexible Income Fund - Institutional Shares (d)	16,676,706
1,624,555	DoubleLine Low Duration Bond Fund - Institutional Shares	16,164,325
279,096	DoubleLine Shiller Enhanced CAPE - Institutional Shares	5,961,488
2,216,576	DoubleLine Total Return Bond Fund - Institutional Shares	23,274,049
1,147,238	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	11,208,515
1,493,786	Vanguard High-Yield Corporate Fund - Admiral Shares	8,932,839

		101,984,752

	Total Investment Companies (Cost $209,000,273)	220,097,574

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.99%
	Money Market Funds - 0.99%
2,209,414	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (c)	$2,209,414

	Total Short Term Investments (Cost $2,209,414)	2,209,414

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.24%
	Investments Purchased with Proceeds from Securities Lending - 13.24%
29,457,764	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (c)	29,457,764

	Total Investments Purchased with Proceeds from Securities Lending (Cost $29,457,764)	29,457,764

	Total Investments (Cost $240,667,451) -113.13%	251,764,752
	Liabilities in Excess of Other Assets - (13.13)%	(29,223,192)

	TOTAL NET ASSETS - 100.00%	$222,541,560

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2021.
(d)	Certain GuidePath® Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $3,569,426 or 1.60% of total net assets as of September 30, 2021.

See notes to financial statements.

GuidePath® Multi-Asset Income Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 97.76%
	Exchange Traded Funds - 72.62%
317,592	Global X US Preferred ETF (a)	$8,181,170
122,032	iShares 0-5 Year High Yield Corporate Bond ETF	5,576,861
63,202	iShares Broad USD High Yield Corporate Bond ETF	2,622,883
12,279	iShares ESG MSCI EM Leaders ETF	750,492
125,808	iShares Emerging Markets Dividend ETF (a)	4,893,931
15,090	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	2,007,423
161,505	iShares International Select Dividend ETF (a)	4,912,982
20,977	iShares MSCI International Quality Factor ETF (a)	794,609
51,138	iShares Select Dividend ETF	5,866,551
85,055	Schwab US Dividend Equity ETF	6,314,483
121,388	SPDR Portfolio Aggregate Bond ETF	3,623,432
70,564	SPDR Portfolio Long Term Corporate Bond ETF	2,212,887
100,922	SPDR Portfolio S&P 500 High Dividend ETF (a)	3,948,069
35,654	SPDR S&P Global Dividend ETF (a)	2,351,021
28,631	SPDR S&P Global Infrastructure ETF	1,509,965
95,278	SPDR S&P International Dividend ETF	3,617,706
33,129	Vanguard Emerging Markets Government Bond ETF	2,594,001
36,454	Vanguard Global ex-U.S. Real Estate ETF	2,052,725
69,048	Vanguard High Dividend Yield ETF (a)	7,136,111
62,567	Vanguard Long-Term Treasury ETF	5,487,751
45,096	Vanguard Mortgage-Backed Securities ETF	2,403,166
37,038	Vanguard Real Estate ETF (a)	3,769,728
1,763	Vanguard S&P 500 ETF (a)	695,327
14,563	Vanguard Utilities ETF (a)	2,026,296
90,670	WisdomTree U.S. SmallCap Dividend ETF (a)	2,795,356

		88,144,926

	Mutual Funds - 25.14%
28,124	BlackRock High Equity Income Fund - Institutional Shares	808,011
191,767	BlackRock Income Fund - Institutional Shares	2,005,886
274,570	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	2,830,822
207,790	Loomis Sayles Global Allocation Fund - Class Y	6,044,624
501,530	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	4,899,947
1,339,964	Vanguard High-Yield Corporate Fund - Admiral Shares	8,012,984
49,561	WisdomTree U.S. LargeCap Dividend Fund	5,912,132

		30,514,406

	Total Investment Companies (Cost $98,110,002)	118,659,332

	SHORT TERM INVESTMENTS - 2.14%
	Money Market Funds - 2.14%
2,596,334	DWS Government Money Market Series - Institutional Shares Effective Yield 0.04% (b)	2,596,334

	Total Short Term Investments (Cost $2,596,334)	2,596,334

Number of Units		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.98%
	Investments Purchased with Proceeds from Securities Lending - 22.98%
27,894,148	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (b)	$27,894,148

	Total Investments Purchased with Proceeds from Securities Lending (Cost $27,894,148)	27,894,148

	Total Investments (Cost $128,600,484) - 122.88%	149,149,814
	Liabilities in Excess of Other Assets - (22.88)%	(27,776,132)

	TOTAL NET ASSETS - 100.00%	$121,373,682

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2021.

See notes to financial statements.

GuidePath® Flexible Income Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.54%
	Exchange Traded Funds - 78.22%
259,599	Invesco DB US Dollar Index Bullish Fund (a)	$6,570,451
95,328	iShares 0-5 Year High Yield Corporate Bond ETF	4,356,490
89,189	iShares Agency Bond ETF	10,567,113
104,547	iShares Broad USD High Yield Corporate Bond ETF (b)	4,338,701
149,664	iShares Convertible Bond ETF	14,927,487
119,759	iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	15,931,540
224,717	Schwab Intermediate-Term U.S. Treasury ETF	12,743,701
138,631	SPDR Bloomberg Barclays High Yield Bond ETF (b)	15,160,686
158,986	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (b)	4,354,627
351,915	SPDR Portfolio Aggregate Bond ETF	10,504,663
411,590	SPDR Portfolio Mortgage Backed Bond ETF	10,586,095
202,228	Vanguard Emerging Markets Government Bond ETF	15,834,452
222,322	Vanguard Intermediate-Term Corporate Bond ETF (b)	20,989,420
567,835	Vanguard Long-Term Treasury ETF	49,804,807
245,727	Vanguard Total Bond Market ETF	20,997,372
164,174	WisdomTree Bloomberg U.S. Dollar Bullish Fund	4,261,957
648,605	Xtrackers USD High Yield Corporate Bond ETF (b)	25,996,088

		247,925,650

	Mutual Funds - 20.32%
5,414,246	BlackRock High Yield Portfolio - Institutional Shares	42,718,403
3,623,996	Vanguard High-Yield Corporate Fund - Admiral Shares	21,671,496

		64,389,899

	Total Investment Companies (Cost $304,157,271)	312,315,549

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.19%
	Money Market Funds - 1.19%
3,760,951	DWS Government Money Market Series - Institutional Shares Effective Yield 0.04% (c)	$3,760,951

	Total Short Term Investments (Cost $3,760,951)	3,760,951

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.29%
	Investments Purchased with Proceeds from Securities Lending - 20.29%
64,320,233	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (c)	64,320,233

	Total Investments Purchased with Proceeds from Securities Lending (Cost $64,320,233)	64,320,233

	Total Investments (Cost $372,238,455) - 120.02%	380,396,733
	Liabilities in Excess of Other Assets - (20.02)%	(63,455,900)

	TOTAL NET ASSETS - 100.00%	$316,940,833

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2021.

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Principal Amount		Value
	SHORT TERM INVESTMENTS - 94.21%
	Certificate of Deposits - 34.26%
$5,000,000	Bank of Montreal 0.200%, 06/23/2022	$5,000,000
5,000,000	Bank of Nova Scotia 0.220%, 04/14/2022	5,000,000
6,000,000	CIBC 0.140%, 02/24/2022	6,000,000
3,000,000	Cooperatieve Centrale Raiffe 0.120%, 02/15/2022	3,000,000
6,000,000	DG Bank 0.100%, 12/03/2021	6,000,000
2,500,000	DNB Bank ASA 0.135%, 10/27/2021	2,500,000
8,000,000	Mizuho Bank, Ltd. 0.160%, 11/16/2021	8,000,000
8,000,000	Nordea Bank 0.150%, 11/08/2021	8,000,000
7,000,000	Royal Bank of Canada 0.100%, 02/08/2022	7,000,000
8,000,000	Skandinaviska Enskilda Banken AB 0.110%, 11/17/2021	8,000,000
	Sumitomo Mitsui Banking Corp.
5,000,000	0.120%, 01/18/2022	5,000,000
2,500,000	0.130%, 01/24/2022	2,500,000
6,000,000	Svenska Handelsbanken 0.120%, 03/07/2022	6,000,131

		72,000,131

Number of Shares
	Money Market Funds - 6.91%
14,525,658	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (a)(b)	14,525,658

Principal Amount
	U.S. Treasury Bills - 53.05%
$4,000,000	0.039%, 10/07/2021 (b)(d)	3,999,973
10,000,000	0.020%, 10/12/2021 (c)	9,999,939
7,000,000	0.020%, 10/28/2021 (c)	6,999,895
15,000,000	0.048%, 11/04/2021 (b)(d)	14,999,378

Principal Amount		Value
	U.S. Treasury Bill (Continued)
$10,000,000	0.041%, 11/09/2021 (c)	$9,999,567
1,000,000	0.010%, 11/12/2021 (c)	999,988
5,000,000	0.018%, 11/18/2021 (e)	4,999,900
4,500,000	0.025%, 11/26/2021 (c)	4,499,825
5,000,000	0.035%, 11/30/2021 (e)	4,999,664
10,000,000	0.034%, 12/02/2021 (c)(d)	9,999,569
4,000,000	0.036%, 12/07/2021 (c)	3,999,814
4,000,000	0.041%, 12/14/2021 (c)	3,999,811
10,000,000	0.046%, 12/16/2021 (c)	9,999,467
10,000,000	0.056%, 01/27/2022 (c)	9,998,771
4,000,000	0.046%, 03/10/2022 (c)	3,999,289
8,000,000	0.041%, 03/17/2022 (c)	7,998,515

		111,493,365

	Total Short Term Investments (cost $198,017,679)	198,019,154

Number of Units
	Investments Purchased with Proceeds from Securities Lending Collateral - 4.85%
10,200,000	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (a)	10,200,000

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $10,200,000)	10,200,000

	Total Investments (Cost $208,217,679) - 99.06%	208,219,154
	Liabilities in Excess of Other Assets - 0.94%	1,966,980

	TOTAL NET ASSETS - 100.00%	$210,186,134

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of September 30, 2021.
(b)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(c)	Zero coupon bond. The effective yield is listed.
(d)	All or a portion of this security is held as collateral for certain futures contracts. The approximate value of the portion of these securities held as collateral is $15,199,364.
(e)	All or a portion of this security is on loan.

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2021

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
3 Month SOFR Futures	17	4,247,663	Jun-22	$(241)
Amsterdam IDX Futures	51	9,101,548	Oct-21	(232,868)
Australian 10-Year Treasury Bond Futures	154	15,750,768	Dec-21	(331,521)
Australian 3-Year Treasury Bond Futures	928	78,118,120	Dec-21	(168,417)
Australian Dollar Futures	(317)	(22,931,780)	Dec-21	327,244
Brazilian Real Futures	1	—	Oct-21	(142)
Brent Crude Futures (a)	117	9,162,270	Oct-21	845,371
British Pound Futures	(228)	(19,201,875)	Dec-21	170,806
CAC40 Index Futures	75	5,662,574	Oct-21	(80,059)
Canadian 10-Year Bond Futures	61	6,894,165	Dec-21	(161,200)
Canadian Dollar Futures	(198)	(15,640,020)	Dec-21	(144,041)
Cocoa Futures (a)	65	1,723,800	Dec-21	(2,173)
Coffee ‘C’ Futures (a)	44	3,201,000	Dec-21	206,032
Copper Futures (a)	53	5,417,925	Dec-21	(401,933)
Corn Futures (a)	41	1,100,338	Dec-21	(61,262)
Cotton No. 2 Futures (a)	123	6,506,700	Dec-21	803,366
DAX® Index Futures	8	3,541,758	Dec-21	(81,156)
DJIA E-Mini CBOT Futures	57	9,610,770	Dec-21	(240,539)
ECX Emission Futures	48	3,432,781	Dec-21	301,420
E-mini Nasdaq 100 Futures	53	15,563,450	Dec-21	(877,970)
E-mini Russell 2000 Futures	46	5,061,840	Dec-21	(97,760)
E-mini S&P 500 Futures	104	22,348,300	Dec-21	(1,017,661)
E-mini S&P Mid Cap 400 Futures	24	6,319,680	Dec-21	(162,562)
Euribor 3 Month Futures	118	34,347,185	Mar-22	(174)
Euro Fx Futures	(404)	(58,580,000)	Dec-21	1,061,014
Euro Stoxx 50® Index Futures	125	5,861,230	Dec-21	(147,258)
Euro Stoxx 600® Index Futures	140	3,679,602	Dec-21	(92,332)
Euro-Bobl Futures	(109)	(17,036,221)	Dec-21	(8,428)
Euro-BTP Futures	97	17,073,034	Dec-21	(245,280)
Euro-BTP Futures—Short	331	43,597,834	Dec-21	(52,969)
Euro-Bund Futures	38	7,474,991	Dec-21	(114,283)
Euro-Buxl® 30 Year Futures	22	5,181,837	Dec-21	(166,111)
Eurodollar 90 Day Futures	399	99,605,363	Mar-22	4,345
Euro-OAT Futures	63	12,110,332	Dec-21	(180,929)
Euro-Schatz Futures	(830)	(107,876,926)	Dec-21	(4,478)
FTSE 100 Index Futures	70	6,671,585	Dec-21	23,650
FTSE China A50 Index Futures	(74)	(1,146,482)	Oct-21	(16,205)
FTSE JSE Top 40 Futures	(15)	(579,540)	Dec-21	(14,406)
FTSE MIB Index Futures	48	7,053,770	Dec-21	(69,910)
FTSE Taiwan Index Futures	93	5,501,880	Oct-21	(137,633)
Gold 100 Oz. Futures (a)	(69)	(12,123,300)	Dec-21	2,494
Hang Seng Index Futures	(12)	(1,890,181)	Oct-21	(10,471)
HSCEI Index Futures	(57)	(3,192,803)	Oct-21	(7,356)
IBEX 35® Index Futures	27	2,757,359	Oct-21	3,734
ICE 3 Month Sonia Futures	(75)	(25,170,278)	Jun-22	13,749
Indian Rupee Futures	102	2,738,496	Oct-21	(26,717)
Japanese Yen Futures	(448)	(50,293,600)	Dec-21	693,046
Live Cattle Futures (a)	(117)	(5,883,930)	Dec-21	123,636
LME Aluminium Futures (a)(b)	(2)	(142,863)	Dec-21	4,648
LME Aluminium Futures (a)(b)	81	5,785,931	Dec-21	692,724
LME Copper Futures (a)(b)	16	3,574,500	Dec-21	(303,560)
LME Copper Futures (a)(b)	(4)	(893,625)	Dec-21	38,956
LME Nickel Futures (a)(b)	32	3,443,808	Dec-21	(287,652)
LME Nickel Futures (a)(b)	(9)	(968,571)	Dec-21	46,978
LME Zinc Futures (a)(b)	46	3,435,050	Dec-21	(22,742)
LME Zinc Futures (a)(b)	(2)	(149,350)	Dec-21	2,883
Long Gilt Futures	(215)	(36,254,834)	Dec-21	302,800
Low Sulphur Gas Oil Futures (a)	116	7,835,800	Nov-21	706,286
Mexican Peso Futures	272	6,526,640	Dec-21	(210,819)

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Continued) (Unaudited)

September 30, 2021

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value /Unrealized Appreciation (Depreciation)
MSCI EAFE Index Futures	105	11,901,750	Dec-21	$(525,136)
MSCI Emerging Markets Index Futures	30	1,868,400	Dec-21	(92,365)
MSCI Singapore Index Futures	135	3,514,693	Oct-21	(33,978)
Natural Gas Futures (a)	119	6,981,730	Oct-21	1,357,567
New Zealand Dollar Futures	(13)	(897,585)	Dec-21	(4,745)
Nikkei 225 Futures	30	7,941,058	Dec-21	(199,191)
NY Harbor ULSD Futures (a)	65	6,384,105	Oct-21	582,287
OMXS30 Futures	196	5,044,743	Oct-21	(163,056)
Palladium Futures	(13)	(2,469,740)	Dec-21	104,382
Platinum Futures (a)	(72)	(3,464,640)	Jan-22	(79,287)
RBOB Gasoline Futures (a)	57	5,161,703	Nov-21	86,875
S&P/TSX 60 Index Futures	94	17,753,577	Dec-21	(438,437)
SGX Iron Ore 62% Futures	(93)	(1,086,612)	Nov-21	(53,062)
Silver Futures (a)	(73)	(8,047,155)	Dec-21	311,578
South African Rand Futures	(29)	(952,288)	Dec-21	(552)
Soybean Futures (a)	33	2,072,400	Nov-21	(249,790)
Soybean Meal Futures (a)	(89)	(2,925,430)	Dec-21	105,046
Soybean Oil Futures (a)	59	2,077,626	Dec-21	(85,041)
SPI 200 Index Futures	84	11,072,208	Dec-21	(134,025)
Sugar No. 11 Futures (a)	191	4,351,133	Feb-22	(38,828)
Swiss Franc Futures	(166)	(22,289,650)	Dec-21	61,501
TOPIX Index Futures	60	10,946,583	Dec-21	(82,031)
U.S. Treasury 10-Year Note Futures	(139)	(18,293,703)	Dec-21	(6,625)
U.S. Treasury 2-Year Note Futures	(161)	(35,428,805)	Dec-21	(11,633)
U.S. Treasury 5-Year Note Futures	(725)	(88,988,086)	Dec-21	(26,772)
U.S. Treasury Long Bond Futures	52	8,279,375	Dec-21	(234,502)
U.S. Treasury Ultra Bond Futures	27	5,158,688	Dec-21	(237,114)
U.S. Ultra 10 Year Future	48	6,972,000	Dec-21	(132,685)
Wheat Futures (a)	33	1,197,075	Dec-21	(46,515)
WTI Crude Futures (a)	96	7,171,200	Nov-21	(24,282)

				$(96,452)

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

See notes to financial statements.

GuidePath® Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)

September 30, 2021

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
12/15/2021	NatWest	Chinese Yuan Renminbi	94,000,001	U.S. Dollar	14,441,179	$47,584
12/15/2021	NatWest	New Turkish Lira	2,400,000	U.S. Dollar	274,495	(15,369)
12/15/2021	NatWest	Norwegian Krone	8,000,000	U.S. Dollar	930,247	(15,696)
12/15/2021	NatWest	Norwegian Krone	14,000,000	U.S. Dollar	1,623,103	(22,639)
12/15/2021	NatWest	Norwegian Krone	6,000,000	U.S. Dollar	695,017	(9,104)
12/15/2021	NatWest	Norwegian Krone	4,000,000	U.S. Dollar	464,081	(6,805)
12/15/2021	NatWest	Polish Zloty	4,000,000	U.S. Dollar	1,050,087	(44,616)
12/15/2021	NatWest	Singapore Dollar	6,375,000	U.S. Dollar	4,747,527	(53,230)
12/15/2021	NatWest	Singapore Dollar	5,750,000	U.S. Dollar	4,282,728	(48,656)
12/15/2021	NatWest	Singapore Dollar	3,625,000	U.S. Dollar	2,700,532	(31,226)
12/15/2021	NatWest	Swedish Krona	4,000,000	U.S. Dollar	465,296	(8,012)
12/15/2021	NatWest	Swedish Krona	4,000,000	U.S. Dollar	465,429	(8,146)
12/15/2021	NatWest	U.S. Dollar	518,758	New Turkish Lira	4,800,000	507
12/15/2021	NatWest	U.S. Dollar	4,603,282	Norwegian Krone	40,000,000	30,529
12/15/2021	NatWest	U.S. Dollar	3,205,285	Norwegian Krone	28,000,000	4,358
12/15/2021	NatWest	U.S. Dollar	10,047,007	Polish Zloty	38,500,000	362,980
12/15/2021	NatWest	U.S. Dollar	3,552,977	Polish Zloty	14,000,000	33,826
12/15/2021	NatWest	U.S. Dollar	1,274,032	Polish Zloty	5,000,000	17,193
12/15/2021	NatWest	U.S. Dollar	29,835,015	Singapore Dollar	40,250,000	196,508
12/15/2021	NatWest	U.S. Dollar	3,320,290	Singapore Dollar	4,500,000	6,668
12/15/2021	NatWest	U.S. Dollar	2,035,999	Singapore Dollar	2,750,000	11,008
12/15/2021	NatWest	U.S. Dollar	8,488,961	Singapore Dollar	11,500,000	20,816
12/15/2021	NatWest	U.S. Dollar	3,684,931	Swedish Krona	32,000,000	26,661
12/15/2021	NatWest	U.S. Dollar	691,389	Swedish Krona	6,000,000	5,463
12/15/2021	NatWest	U.S. Dollar	8,418,077	Swedish Krona	72,000,000	186,969
12/15/2021	NatWest	U.S. Dollar	2,287,791	Swedish Krona	20,000,000	1,373

						$688,944

See notes to financial statements.

GuidePath® Conservative Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 49.68%
	Exchange Traded Funds - 49.68%
23,946	iShares 0-5 Year High Yield Corporate Bond ETF	$1,094,332
56,103	iShares 0-5 Year Investment Grade Corporate Bond ETF	2,899,404
13,886	iShares 0-5 Year TIPS Bond ETF	1,466,778
21,142	Schwab Short-Term U.S. Treasury ETF	1,082,259
23,259	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	713,121

		7,255,894

	Total Investment Companies (Cost $7,213,426)	7,255,894

	SHORT TERM INVESTMENTS - 50.35%
	Money Market Funds - 38.27%
5,588,953	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (a)(b)	5,588,953

Principal Amount
	U.S. Treasury Notes - 12.08%
$500,000	1.750%, 11/30/2021	501,391
500,000	1.750%, 03/31/2022	504,231
750,000	1.750%, 06/15/2022	758,757

		1,764,379

	Total Short Term Investments (Cost $7,354,105)	7,353,332

	Total Investments (Cost $14,567,531) - 100.03%	14,609,226
	Liabilities in Excess of Other Assets - (0.03)%	(4,942)

	TOTAL NET ASSETS - 100.00%	$14,604,284

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of September 30, 2021.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See notes to financial statements.

GuidePath® Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.88%
	Exchange Traded Funds - 98.88%
142,146	iShares Core U.S. Aggregate Bond ETF (c)	$16,322,625
27,997	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,081,350
56,988	iShares Preferred & Income Securities ETF (a)	2,211,704
72,320	Schwab U.S. TIPS ETF	4,525,786
78,241	SPDR Bloomberg Barclays High Yield Bond ETF (a)	8,556,436
292,379	VanEck Vectors Emerging Markets High Yield Bond ETF	6,783,193
30,501	Vanguard Total Bond Market ETF	2,606,310

		44,087,404

	Total Investment Companies (Cost $43,674,028)	44,087,404

	SHORT TERM INVESTMENTS - 1.34%
	Money Market Funds - 1.34%
595,993	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (b)	595,993

	Total Short Term Investments (Cost $595,993)	595,993

Number of Units		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.33%
	Investments Purchased with Proceeds from Securities Lending - 24.33%
10,845,572	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (b)	$10,845,572

	Total Investments Purchased with Proceeds from Securities Lending (Cost $10,845,572)	10,845,572

	Total Investments (Cost $55,115,593) - 124.55%	55,528,969
	Liabilities in Excess of Other Assets - (24.55)%	(10,944,352)

	TOTAL NET ASSETS - 100.00%	$44,584,617

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2021.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS - 35.50%
	Aerospace & Defense - 0.55%
887	General Dynamics Corp.	$173,879
1,180	Lockheed Martin Corp.	407,218

		581,097

	Air Freight & Logistics - 0.58%
3,359	United Parcel Service, Inc. - Class B	611,674

	Banks - 1.70%
5,414	Citizens Financial Group, Inc.	254,350
14,294	Huntington Bancshares, Inc.	220,985
883	M&T Bank Corp.	131,867
1,131	PNC Financial Services Group, Inc.	221,269
12,155	Regions Financial Corp.	259,023
7,667	Truist Financial Corp.	449,670
4,439	U.S. Bancorp	263,854

		1,801,018

	Beverages - 2.01%
20,685	Coca-Cola Co.	1,085,341
6,955	PepsiCo, Inc.	1,046,102

		2,131,443

	Biotechnology - 1.46%
7,942	AbbVie, Inc.	856,704
3,231	Amgen, Inc.	687,072

		1,543,776

	Building Products - 0.25%
3,908	Johnson Controls International PLC - ADR	266,057

	Capital Markets - 1.25%
452	BlackRock, Inc. (a)	379,074
1,701	CME Group, Inc.	328,939
3,953	State Street Corp.	334,898
1,405	T. Rowe Price Group, Inc.	276,364

		1,319,275

	Chemicals - 0.31%
1,288	Air Products & Chemicals, Inc.	329,870

	Communications Equipment - 0.94%
18,300	Cisco Systems, Inc.	996,069

	Consumer Finance - 0.21%
4,584	Synchrony Financial	224,066

	Diversified Telecommunication Services - 1.96%
35,344	AT&T, Inc.	954,641
20,747	Verizon Communications, Inc.	1,120,546

		2,075,187

	Electric Utilities - 1.69%
2,389	American Electric Power Co., Inc.	193,939
4,178	Duke Energy Corp.	407,731
1,009	Eversource Energy	82,496
10,304	NextEra Energy, Inc.	809,069
4,765	Xcel Energy, Inc.	297,813

		1,791,048

	Electrical Equipment - 0.87%
3,065	Eaton Corp. PLC - ADR	457,635
4,929	Emerson Electric Co.	464,312

		921,947

	Food Products - 0.86%
3,979	Archer-Daniels-Midland Co.	238,780

Number of Shares		Value
	Food Products (Continued)
5,044	General Mills, Inc.	$301,732
6,260	Mondelez International, Inc. - Class A	364,207

		904,719

	Health Care Equipment & Supplies - 0.57%
4,768	Medtronic PLC - ADR	597,669

	Health Care Providers & Services - 0.50%
6,228	CVS Health Corp.	528,508

	Hotels, Restaurants & Leisure - 0.81%
3,538	McDonald’s Corp.	853,047

	Household Durables - 0.16%
856	Whirlpool Corp. (a)	174,504

	Household Products - 1.84%
5,777	Colgate-Palmolive Co.	436,626
1,708	Kimberly-Clark Corp. (a)	226,208
9,188	Procter & Gamble Co.	1,284,482

		1,947,316

	Industrial Conglomerates - 1.33%
4,072	3M Co.	714,309
3,285	Honeywell International, Inc.	697,340

		1,411,649

	Insurance - 1.60%
6,283	Aflac, Inc.	327,533
2,478	Chubb Ltd. - ADR	429,883
3,476	Hartford Financial Services Group, Inc.	244,189
5,838	Progressive Corp.	527,697
1,092	Travelers Cos., Inc.	165,995

		1,695,297

	IT Services - 1.26%
2,308	Automatic Data Processing, Inc.	461,415
4,834	International Business Machines Corp.	671,588
1,807	Paychex, Inc.	203,197

		1,336,200

	Leisure Products - 0.08%
913	Hasbro, Inc.	81,458

	Machinery - 0.63%
1,279	Cummins, Inc.	287,212
1,173	Illinois Tool Works, Inc. (a)	242,377
1,689	PACCAR, Inc.	133,296

		662,885

	Media - 0.91%
11,973	Comcast Corp. - Class A	669,650
7,331	ViacomCBS, Inc. - Class B	289,648

		959,298

	Metals & Mining - 0.22%
2,335	NUCOR Corp. (a)	229,974

	Multi-Utilities - 0.92%
3,470	Ameren Corp. (a)	281,070
2,713	Consolidated Edison, Inc.	196,937
1,899	DTE Energy Co.	212,137
2,200	Sempra Energy	278,300

		968,444

	Oil, Gas & Consumable Fuels - 0.31%
5,303	Marathon Petroleum Corp.	327,778

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals - 4.56%
12,597	Bristol-Myers Squibb Co.	$745,364
3,480	Eli Lilly & Co. (a)	804,054
7,916	Johnson & Johnson	1,278,433
13,817	Merck & Co., Inc.	1,037,795
22,471	Pfizer, Inc.	966,478

		4,832,124

	Semiconductors & Semiconductor Equipment - 2.33%
989	Analog Devices, Inc.	165,638
21,901	Intel Corp.	1,166,885
2,420	QUALCOMM, Inc.	312,132
4,217	Texas Instruments, Inc.	810,550

		2,455,205

	Specialty Retail - 1.40%
967	Best Buy Co., Inc. (a)	102,222
4,204	Home Depot Inc.	1,380,005

		1,482,227

	Technology Hardware, Storage & Peripherals - 0.27%
10,445	HP, Inc.	285,775

	Tobacco - 1.16%
10,977	Altria Group, Inc.	499,673
7,663	Philip Morris International, Inc.	726,376

		1,226,049

	Total Common Stocks (Cost $32,761,081)	37,552,653

	INVESTMENT COMPANIES - 35.46%
	Exchange Traded Funds - 35.46%
280,378	Schwab U.S. Large-Cap ETF (a)(d)	29,167,724
8,154	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	745,765
74,584	Vanguard Real Estate ETF (a)	7,591,159

	Total Investment Companies (Cost $38,527,756)	37,504,648

	SHORT TERM INVESTMENTS - 29.10%
	Money Market Funds - 20.53%
21,720,796	DWS Government Money Market Series - Institutional Shares Effective Yield, 0.04% (b)	21,720,796

Principal Amount		Value
	U.S. Treasury Notes - 8.57%
$3,000,000	1.750%, 11/30/2021 (c)	$3,008,344
3,000,000	1.750%, 03/31/2022 (c)	3,025,388
3,000,000	1.750%, 06/15/2022 (c)	3,035,028

		9,068,760

	Total Short Term Investments (Cost $30,789,193)	30,789,556

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.82%
	Investments Purchased with Proceeds from Securities Lending Collateral - 9.82%
10,387,268	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.09% (b)	10,387,268

	Total Investments Purchased with Proceeds from Securities Lending (Cost $10,387,268)	10,387,268

	Total Investments (Cost $112,465,298) - 109.88%	116,234,125
	Liabilities in Excess of Other Assets - (9.88)%	(10,454,891)

	TOTAL NET ASSETS - 100.00%	$105,779,234

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2021.
(c)	All or a portion of this security is held as collateral for certain written options contracts. The approximate value of the portion on these securities held as collateral is $5,533,510.
(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Glossary of Terms

ADR	-	American Depositary Receipt

See notes to financial statements.

GuidePath® Growth and Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2021

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	105	$22,563,188	Dec-21	$(846,948)

				$(846,948)

GuidePath® Growth and Income Fund

SCHEDULE OF OPTIONS WRITTEN (Unaudited)

September 30, 2021

Notional Amount	Number of Contracts		Value
		Put Options
		Options on Equities
$4,530,000	10	CBOE S&P 500 Index Counterparty: Interactive Brokers Expiration: October 08, 2021 Exercise Price: $4,530.00	$(173,620)
4,440,000	10	CBOE S&P 500 Index Counterparty: Interactive Brokers Expiration: October 15, 2021 Exercise Price: $4,440.00	(142,860)
4,480,000	10	CBOE S&P 500 Index Counterparty: Interactive Brokers Expiration: October 15, 2021 Exercise Price: $4,480.00	(167,480)
4,440,000	10	S&P 500 Index Counterparty: Interactive Brokers Expiration: October 22, 2021 Exercise Price: $4,440.00	(122,210)
4,370,000	10	CBOE S&P 500 Index Counterparty: Interactive Brokers Expiration: October 29, 2021 Exercise Price: $4,370.00	(115,670)
4,380,000	10	S&P 500 Index Counterparty: Interactive Brokers Expiration: November 05, 2021 Exercise Price: $4,380.00	(117,850)

		Total Written Options (Premiums Received $522,076)	$(839,690)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2021 (Unaudited)

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
ASSETS:
Investments, at value (cost $484,052,023, $68,464,303 and $92,799,397, respectively)[1]	$773,595,229	$96,011,602	$130,570,046
Foreign currencies (cost $0, $81,009, and $0, respectively)	—	80,748	—
Income receivable	415,488	131,981	78,765
Receivable for dividend reclaims	172	1,391	—
Receivable for fund shares sold	929,187	28,786	188,816
Other assets	38,609	27,785	27,708

Total Assets	774,978,685	96,282,293	130,865,335

LIABILITIES:
Payable for collateral on securities loaned	91,304,888	3,100,634	22,885,679
Payable for fund shares redeemed	528,729	47,184	84,546
Payable to Investment Advisor	405,273	66,180	73,780
Payable to custodian	3,494	3,986	—
Accrued Trustee fees and expenses	8,852	1,232	1,343
Accrued shareholder servicing fees	60,399	13,565	10,016
Deferred Tax	—	581,108	—
Other accrued expenses	140,607	63,687	48,256

Total Liabilities	92,452,242	3,877,576	23,103,620

NET ASSETS	$682,526,443	$92,404,717	$107,761,715

NET ASSETS CONSIST OF:
Capital stock	372,622,412	58,422,029	58,673,550
Total distributable earnings	309,904,031	33,982,688	49,088,165

Total Net Assets	682,526,443	$92,404,717	$107,761,715

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	10,983	—	—
Net assets	321,816	—	—
Net asset value, offering and redemption price per share	$29.301	$—	$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	23,700,660	5,763,637	4,962,075
Net assets	682,204,627	92,404,717	107,761,715
Net asset value, offering and redemption price per share	$28.784	$16.032	$21.717

[1]Includes loaned securities with a value of:	$87,274,452	$3,064,894	$21,904,839

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2021 (Unaudited)

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
ASSETS:
Investments, at value (cost $100,710,885, $251,304,035 and $1,019,440,601, respectively)[1]	$141,928,524	$255,313,842	$1,439,471,088
Foreign currencies (cost $104,894, $0, and $0, respectively)	104,189	—	—
Cash	—	6,908	—
Appreciation on swap agreements	—	304,452	—
Income receivable	373,548	907,603	831,023
Receivable for dividend reclaims	728,340	—	—
Receivable for investment securities sold	—	16,266,430	—
Receivable for fund shares sold	58,327	449,938	1,068,030
Swap premiums paid	—	49,189	—
Other assets	38,953	27,611	71,159

Total Assets	143,231,881	273,325,973	1,441,441,300

LIABILITIES:
Variation margin on futures	—	18,539	—
Payable for collateral on securities loaned	430,681	15,399,535	278,564,671
Payable for investment securities purchased	—	61,892,817	862,688
Payable for fund shares redeemed	62,069	150,101	553,947
Payable to Investment Advisor	91,320	120,592	492,673
Payable to custodian	11,528	6,436	13,353
Accrued Trustee fees and expenses	1,918	2,677	15,082
Accrued shareholder servicing fees	18,877	16,380	110,950
Swap premiums received	—	7,372	—
Due to broker for swaps	—	348,870	—
Other accrued expenses	63,907	108,476	262,767

Total Liabilities	680,300	78,071,795	280,876,131

NET ASSETS	$142,551,581	$195,254,178	$1,160,565,169

NET ASSETS CONSIST OF:
Capital stock	100,488,496	189,230,706	726,940,260
Total distributable earnings	42,063,085	6,023,472	433,624,909

Total Net Assets	$142,551,581	$195,254,178	1,160,565,169

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	4,027	—	74,162
Net assets	45,465	—	1,245,980
Net asset value, offering and redemption price per share	$11.290	$—	$16.801

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	13,036,270	19,986,881	69,738,783
Net assets	142,506,116	195,254,178	1,159,319,189
Net asset value, offering and redemption price per share	$10.932	$9.769	$16.624

[1]Includes loaned securities with a value of:	$419,103	$15,071,958	$278,564,671

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2021 (Unaudited)

	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund
ASSETS:
Investments, at value (cost $547,431,941, $517,380,706 and $240,667,451, respectively)[1]	$612,355,410	$537,740,260	$251,764,752
Income receivable	290,270	538,940	122,501
Receivable for investment securities sold	—	28,668,944	232,281
Receivable for fund shares sold	593,968	532,552	395,741
Other assets	45,270	53,261	36,963

Total Assets	613,284,918	567,533,957	252,552,238

LIABILITIES:
Payable for collateral on securities loaned	118,260,666	45,687,478	29,457,764
Payable for investment securities purchased	324,859	29,184,988	214,874
Payable for fund shares redeemed	307,805	282,846	149,545
Payable to Investment Advisor	137,388	253,014	81,272
Payable to custodian	9,564	11,933	5,459
Accrued Trustee fees and expenses	6,523	6,682	2,875
Accrued shareholder servicing fees	43,157	41,871	21,892
Other accrued expenses	121,777	128,659	76,997

Total Liabilities	119,211,739	75,597,471	30,010,678

NET ASSETS	$494,073,179	$491,936,486	$222,541,560

NET ASSETS CONSIST OF:
Capital stock	420,699,155	$427,948,824	212,754,731
Total distributable earnings	73,374,024	63,987,662	9,786,829

Total Net Assets	$494,073,179	$491,936,486	$222,541,560

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	45,268	76,873	28,118
Net assets	522,953	919,237	301,640
Net asset value, offering and redemption price per share	$11.552	$11.958	$10.728

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	43,158,879	41,470,086	20,706,173
Net assets	493,550,226	491,017,249	222,239,920
Net asset value, offering and redemption price per share	$11.436	$11.840	$10.733

[1]Includes loaned securities with a value of:	$115,067,884	$43,649,112	$28,803,889

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2021 (Unaudited)

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed[2] Futures Strategy Fund
ASSETS:
Investments, at value (cost $128,600,484, $372,238,455 and $208,217,679, respectively)[1]	$149,149,814	$380,396,733	$208,219,154
Restricted Cash	—	—	640,000
Income receivable	146,170	237,053	27,078
Deposits with broker for futures	—	—	12,496,491
Receivable for investment securities sol	—	88,568	—
Receivable for fund shares sold	258,659	1,127,776	225,575
Receivable for unsettled open futures contracts	—	—	786,189
Appreciation on forward currency contracts	—	—	952,444
Other assets	41,389	67,206	18,337

Total Assets	149,596,032	381,917,336	223,365,268

LIABILITIES:
Depreciation on forward currency contracts	—	—	263,500
Variation Margin on futures	—	—	840,598
Payable to brokers for collateral received for forwards	—	—	640,000
Payable for collateral on securities loaned	27,894,148	64,320,233	10,200,000
Payable for investment securities purchased	—	215,081	—
Payable for fund shares redeemed	200,891	193,993	116,699
Payable for unsettled open futures contracts	—	—	613,954
Payable to Investment Advisor	61,685	116,488	370,566
Payable to custodian	5,618	5,454	249
Accrued Trustee fees and expenses	1,699	4,131	2,781
Accrued shareholder servicing fees	10,890	29,193	17,115
Other accrued expenses	47,419	91,930	113,672

Total Liabilities	28,222,350	64,976,503	13,179,134

NET ASSETS	$121,373,682	$316,940,833	$210,186,134

NET ASSETS CONSIST OF:
Capital stock	110,566,415	307,304,327	188,823,254
Total distributable earnings (loss)	10,807,267	9,636,506	21,362,880

Total Net Assets	$121,373,682	$316,940,833	$210,186,134

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	—	768	28,187
Net assets	—	8,257	269,480
Net asset value, offering and redemption price per share	$—	$10.751	$9.560

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	10,558,720	29,740,808	22,553,836
Net assets	121,373,682	316,932,576	209,916,654
Net asset value, offering and redemption price per share	$11.495	$10.656	$9.307

[1]Includes loaned securities with a value of:	$27,039,326	$62,870,655	$9,999,450

[2]Consolidated Statement of Assets & Liabilities (see Note 3b).

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2021 (Unaudited)

	Conservative Income Fund	Income Fund	Growth & Income Fund
ASSETS:
Investments, at value (cost $14,567,531, $55,115,593, and $112,465,298 respectively)[1]	$14,609,226	$55,528,969	$116,234,125
Cash	—	—	10,938
Income receivable	6,992	14	114,522
Receivable for dividend reclaims	—	—	744
Receivable for fund shares sold	71,945	159,388	256,156
Deposits with broker for futures	—	—	1,173,500
Other assets	13,259	17,459	12,086

Total Assets	14,701,422	55,705,830	117,802,071

LIABILITIES:
Written options, at value (premiums received $0, $0, and $522,076)	—	—	839,690
Payable for collateral on securities loaned	—	10,845,572	10,387,268
Payable for investment securities purchased	61,775	206,241	671,059
Payable for fund shares redeemed	16,609	15,328	15,225
Payable to Investment Advisor	3,155	30,472	57,787
Payable to custodian	158	689	5,558
Payable for audit and tax fees	7,746	7,750	10,486
Accrued Trustee fees and expenses	260	506	1,382
Other accrued expenses	7,435	14,655	34,382

Total Liabilities	97,138	11,121,213	12,022,837

NET ASSETS	$14,604,284	$44,584,617	$105,779,234

NET ASSETS CONSIST OF:
Capital stock	14,648,636	45,204,012	90,884,637
Total distributable earnings (loss)	(44,352)	(619,395)	14,894,597

Total Net Assets	$14,604,284	$44,584,617	$105,779,234

Shares outstanding (unlimited shares of no par value authorized)	1,470,883	4,460,537	8,821,117
Net assets	14,604,284	44,584,617	105,779,234
Net asset value, offering and redemption price per share	$9.929	$9.995	$11.992

[1]Includes loaned securities with a value of:	$—	$10,608,576	$10,008,978

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS

For the Period Ended September 30, 2021 (Unaudited)

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $1,352, $188,459, and $1,151, respectively)	$3,819,570	$1,448,174	$554,427
Interest income	1,020	112	235

Total investment income	3,820,590	1,448,286	554,662

EXPENSES:
Investment advisory fees	1,509,794	289,080	295,255
Administrative service fees – Service Shares	830,410	120,964	128,698
Shareholder servicing fees – Service Shares	335,336	48,996	51,799
Legal fees	54,808	15,280	8,509
Administration fees	50,757	15,708	16,925
Fund accounting fees	47,262	49,042	35,369
Reports to shareholders	36,751	5,521	6,497
Trustee fees and expenses	30,926	4,758	4,789
Federal and state registration fees	22,236	19,399	19,431
Custody fees	12,350	55,094	5,602
Audit and tax fees	10,980	19,151	11,468
Compliance fees	8,509	1,281	1,311
Transfer agent fees and expenses	8,358	3,020	2,929
Insurance fees	4,174	824	517
Miscellaneous expenses	1,464	1,159	1,128
Interest expenses	—	2,062	—

Total expenses	2,964,115	651,339	590,227

Less securities lending credit (See Note 6)	(18,579)	(4,910)	(17,924)

Net expenses	2,945,536	646,429	572,303

Net investment income (loss)	875,054	801,857	(17,641)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	20,695,592	2,641,022	5,629,083
Foreign currencies	—	(21,570)	—

Total	20,695,592	2,619,452	5,629,083

Net change in unrealized appreciation (depreciation) on:
Investments	28,519,434	(6,467,683)	(2,885,206)
Foreign currencies	—	390,583	—

Total	28,519,434	(6,077,100)	(2,885,206)

Net realized and unrealized gain (loss)	49,215,026	(3,457,648)	2,743,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,090,080	($2,655,791)	$2,726,236

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2021 (Unaudited)

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $217,691, $0, and $0, respectively)	$1,992,540	$—	$6,406,633
Interest income	170	1,844,015	2,041

Total investment income	1,992,710	1,844,015	6,408,674

EXPENSES:
Investment advisory fees	366,313	385,590	1,451,519
Administrative service fees – Service Shares	181,971	238,265	1,449,237
Shareholder servicing fees – Service Shares	73,238	96,398	579,927
Legal fees	17,000	19,520	100,372
Administration fees	22,785	17,908	83,855
Fund accounting fees	54,212	114,951	63,208
Reports to shareholders	13,818	10,614	60,022
Trustee fees and expenses	6,954	9,089	54,532
Federal and state registration fees	19,431	21,140	22,051
Custody fees	55,918	15,798	33,120
Audit and tax fees	14,609	12,688	7,991
Compliance fees	1,922	2,501	14,976
Transfer agent fees and expenses	3,356	3,752	13,420
Insurance fees	943	1,249	7,557
Miscellaneous expenses	1,189	1,189	1,770
Interest expenses	72	—	—

Total expenses	833,731	950,652	3,943,557

Net expense recapture (reimbursement) by Advisor (See Note 4)	—	(40,981)	—
Less securities lending credit (See Note 6)	(2,169)	(3,534)	(267,010)

Net expenses	831,562	906,137	3,676,547

Net investment income	1,161,148	937,878	2,732,127

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments	4,170,676	1,433,919	7,209,489
Foreign currencies	(10,707)	—	—
Swaps	—	28,443	—
Net long-term capital gain distributions received	10	—	3,535,187
Futures contracts	—	(278,790)	—

Total	4,159,979	1,183,572	10,744,676

Net change in unrealized appreciation (depreciation) on:			—
Investments	1,148,316	1,042,994	54,393,421
Foreign currencies	8,526	—
Swaps	—	(75,856)	—
Futures contracts	—	(198,223)

Total	1,156,842	768,915	54,393,421

Net realized and unrealized gain	5,316,821	1,952,487	65,138,097

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,477,969	$2,890,365	$67,870,224

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2021 (Unaudited)

	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund
INVESTMENT INCOME:
Dividend income	$5,221,870	$2,801,143	$2,931,760
Interest income (net of withholding tax of $28,264, $0, and $0, respectively)	891	3,656	373

Total investment income	5,222,761	2,804,799	2,932,133

EXPENSES:
Investment advisory fees	613,667	870,338	385,552
Administrative service fees – Service Shares	612,751	620,273	274,974
Shareholder servicing fees – Service Shares	245,183	248,193	110,004
Legal fees	49,439	49,896	27,266
Administration fees	41,419	41,548	15,884
Fund accounting fees	28,910	29,728	15,734
Reports to shareholders	29,739	34,279	12,231
Trustee fees and expenses	23,089	23,300	10,553
Federal and state registration fees	15,926	20,283	20,963
Custody fees	24,908	24,226	15,309
Audit and tax fees	7,991	7,991	7,747
Compliance fees	6,375	6,435	2,867
Transfer agent fees and expenses	6,710	6,802	4,423
Insurance fees	3,231	3,966	2,751
Miscellaneous expenses	1,342	1,342	1,159
Interest expenses	—	—	523

Total expenses	1,710,680	1,988,600	907,940

Net expense reimbursement by Advisor (See Note 4)	(425,222)	—	(167,966)
Less securities lending credit (See Note 6)	(181,850)	(100,870)	(134,122)

Net expenses	1,103,608	1,887,730	605,852

Net investment income	4,119,153	917,069	2,326,281

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	6,375,928	40,876,465	671,731
Net long-term capital gain distributions received	386,502	—	3,266

Total	6,762,430	40,876,465	674,997

Net change in unrealized appreciation (depreciation) on:
Investments	4,347,855	(23,271,261)	168,003

Total	4,347,855	(23,271,261)	168,003

Net realized and unrealized gain	11,110,285	17,605,204	843,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,229,438	$18,522,273	$3,169,281

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2021 (Unaudited)

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed[1] Futures Strategy Fund
INVESTMENT INCOME:
Dividend income	$2,249,234	$4,005,497	$—
Interest income	297	689	61,658

Total investment income	2,249,531	4,006,186	61,658

EXPENSES:
Investment advisory fees	227,161	380,315	1,111,571
Administrative service fees – Service Shares	162,247	380,305	264,212
Shareholder servicing fees – Service Shares	64,903	152,122	105,727
Legal fees	15,402	31,476	28,333
Administration fees	10,823	21,187	15,913
Fund accounting fees	7,715	18,906	24,090
Reports to shareholders	5,217	16,195	14,763
Trustee fees and expenses	6,405	14,060	10,157
Federal and state registration fees	18,059	21,349	18,605
Custody fees	15,235	13,506	5,818
Audit and tax fees	7,747	7,747	16,226
Compliance fees	1,769	3,934	2,806
Transfer agent fees and expenses	2,532	4,942	3,783
Insurance fees	1,222	1,551	3,209
Miscellaneous expenses	1,128	1,281	1,189
Interest expenses	5	—	—

Total expenses	547,570	1,068,876	1,626,402

Net expense reimbursement by Advisor (See Note 4)	—	(87,253)	—
Less securities lending credit (See Note 6)	(89,868)	(221,008)	(7,367)

Net expenses	457,702	760,615	1,619,035

Net investment income (loss)	1,791,829	3,245,571	(1,557,377)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,720,953	2,386,811	(454)
Foreign currencies	—	—	17,673
Forward currency contracts	—	—	(1,995,827)
Futures contracts	—	—	7,661,983
Net long-term capital gain distributions received	2,313	5,413	—

Total	1,723,266	2,392,224	5,683,377

Net change in unrealized appreciation (depreciation) on:
Investments	573,175	1,762,525	(8,050)
Foreign currencies	—	—	55,771
Forward currency contracts	—	—	1,017,356
Futures contracts	—	—	(4,459,128)

Total	573,175	1,762,525	(3,394,051)

Net realized and unrealized gain	2,296,441	4,154,749	2,289,326

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,088,270	$7,400,320	$731,949

[1]Consolidated Statement of Operations for the period (see Note 3b).

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2021 (Unaudited)

	Conservative Income Fund	Income Fund	Growth & Income Fund
INVESTMENT INCOME:
Dividend income	$103,674	$669,192	$1,132,618
Interest income	1,129	89	8,690

Total investment income	104,803	669,281	1,141,308

EXPENSES:
Investment advisory fees	26,878	94,470	226,692
Administrative service fees – Service Shares	19,199	52,483	125,940
Legal fees	1,342	4,757	13,449
Administration fees	2,349	3,598	6,922
Fund accounting fees	1,098	2,257	6,496
Reports to shareholders	1,098	1,616	4,820
Trustee fees and expenses	732	1,952	4,515
Federal and state registration fees	15,616	12,963	14,889
Custody fees	488	1,646	13,348
Audit and tax fees	7,747	7,747	10,492
Compliance fees	183	427	1,007
Transfer agent fees and expenses	1,891	2,044	2,349
Insurance fees	154	335	609
Miscellaneous expenses	732	762	823
Interest expenses	—	—	7,131

Total expenses	79,507	187,057	439,482

Net expense recoupment (reimbursement) by Advisor (See Note 4)	(27,588)	22,289	(24,767)
Less securities lending credit (See Note 6)	(2,770)	(43,499)	(9,614)

Net expenses	49,149	165,847	405,101

Net investment income	55,654	503,434	736,207

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,182	(55,987)	1,595,000
Net long-term capital gain distribution received	—	1,306	—
Written Options	—	—	1,929,289
Futures Contracts	—	—	1,061,496

Total	2,182	(54,681)	4,585,785

Net change in unrealized appreciation (depreciation) on:
Investments	(13,268)	198,473	(1,191,075)
Written Options	—	—	(545,442)
Futures Contracts	—	—	(827,020)

Total	(13,268)	198,473	(2,563,537)

Net realized and unrealized gain (loss)	(11,086)	143,792	2,022,248

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,568	$647,226	$2,758,455

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Core Fund		Emerging Markets Fund
	Period Ended September 30, 2021	Year Ended March 31, 2021	Period Ended September 30, 2021	Year Ended March 31, 2021
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$875,054	$1,343,816	$801,857	$300,322
Net realized gain on investment transactions	20,695,592	6,252,040	2,619,452	4,215,207
Net change in unrealized appreciation (depreciation) on investments	28,519,434	225,014,457	(6,077,100)	33,498,273

Net increase (decrease) in net assets resulting from operations	50,090,080	232,610,313	(2,655,791)	38,013,802

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	39,522	652,611	—	—
Shares issued to holders in reinvestment of dividends	—	11,020	—	—
Shares redeemed	(386,374)	(958,792)	—	(10,975)

Net decrease	(346,852)	(295,161)	—	(10,975)

Service Shares
Shares sold	92,858,313	222,343,981	5,618,758	24,478,393
Shares issued to holders in reinvestment of dividends	—	2,190,325	—	177,493
Shares redeemed	(62,864,395)	(179,291,584)	(7,454,113)	(29,747,171)

Net increase (decrease)	29,993,918	45,242,722	(1,835,355)	(5,091,285)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(11,020)	—	—
Net dividends and distributions – Service Shares	—	(2,190,325)	—	(177,627)

Total dividends and distributions	—	(2,201,345)	—	(177,627)

INCREASE (DECREASE) IN NET ASSETS	79,737,146	275,356,529	(4,491,146)	32,733,915
NET ASSETS:
Beginning of year	602,789,297	327,432,768	96,895,863	64,161,948

End of year	$682,526,443	$602,789,297	$92,404,717	$96,895,863

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	1,345	31,375	—	—
Shares issued to holders in reinvestment of dividends	—	438	—	—
Shares redeemed	(13,695)	(37,830)	—	(795)

Net decrease	(12,350)	(6,017)	—	(795)

Service Shares
Shares sold	3,238,354	10,305,637	334,094	1,858,004
Shares issued to holders in reinvestment of dividends	—	88,295	—	11,190
Shares redeemed	(2,189,097)	(8,041,962)	(442,123)	(2,098,346)

Net increase (decrease)	1,049,257	2,351,970	(108,029)	(229,152)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Core Fund		World ex-US Fund
	Period Ended September 30, 2021	Year Ended March 31, 2021	Period Ended September 30, 2021	Year Ended March 31, 2021
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(17,641)	$(191,611)	$1,161,148	$1,134,150
Net realized gain on investment transactions	5,629,083	8,805,646	4,159,979	284,716
Net change in unrealized appreciation (depreciation) on investments	(2,885,206)	42,697,054	1,156,842	44,997,953

Net increase in net assets resulting from operations	2,726,236	51,311,089	6,477,969	46,416,819

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	7,272	88,861
Shares issued to holders in reinvestment of dividends	—	—	—	4,893
Shares redeemed	—	—	(53,587)	(129,265)

Net decrease	—	—	(46,315)	(35,511)

Service Shares
Shares sold	21,353,584	24,856,523	11,087,061	35,293,023
Shares issued to holders in reinvestment of dividends	—	1,753,311	—	2,711,103
Shares redeemed	(9,074,455)	(36,315,873)	(13,079,144)	(54,196,819)

Net increase (decrease)	12,279,129	(9,706,039)	(1,992,083)	(16,192,693)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	—	—	(4,893)
Net dividends and distributions – Service Shares	—	(1,753,311)	—	(2,711,109)

Total dividends and distributions	—	(1,753,311)	—	(2,716,002)

INCREASE IN NET ASSETS	15,005,365	39,851,739	4,439,571	27,472,613
NET ASSETS:
Beginning of year	92,756,350	52,904,611	138,112,010	110,639,397

End of year	$107,761,715	$92,756,350	$142,551,581	$138,112,010

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	633	9,817
Shares issued to holders in reinvestment of dividends	—	—	—	470
Shares redeemed	—	—	(4,806)	(12,467)

Net decrease	—	—	(4,173)	(2,180)

Service Shares
Shares sold	973,386	1,544,180	998,339	3,900,356
Shares issued to holders in reinvestment of dividends	—	96,505	—	267,896
Shares redeemed	(414,134)	(2,152,163)	(1,176,320)	(6,093,422)

Net increase (decrease)	559,252	(511,478)	(177,981)	(1,925,170)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Core Fixed Income Fund		Growth Allocation Fund
	Period Ended September 30, 2021	Year Ended March 31, 2021	Period Ended September 30, 2021	Year Ended March 31, 2021
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$937,878	$1,695,031	$2,732,127	$4,358,037
Net realized gain on investment transactions	1,183,572	3,274,516	10,744,676	27,765,529
Net change in unrealized appreciation (depreciation) on investments	768,915	(2,477,392)	54,393,421	362,168,372

Net increase in net assets resulting from operations	2,890,365	2,492,155	67,870,224	394,291,938

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	196,845	1,056,916
Shares issued to holders in reinvestment of dividends	—	—	—	130,543
Shares redeemed	—	—	(1,978,089)	(4,797,400)

Net decrease	—	—	(1,781,244)	(3,609,941)

Service Shares
Shares sold	31,490,231	93,103,633	120,417,988	314,130,015
Shares issued to holders in reinvestment of dividends	1,644,889	5,600,988	—	18,559,997
Shares redeemed	(27,160,341)	(42,948,776)	(104,064,741)	(370,911,135)

Net increase (decrease)	5,974,779	55,755,845	16,353,247	(38,221,123)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	—	—	(130,543)
Net dividends and distributions – Service Shares	(1,644,899)	(5,601,028)	—	(18,559,997)

Total dividends and distributions	(1,644,899)	(5,601,028)	—	(18,690,540)

INCREASE IN NET ASSETS	7,220,245	52,646,972	82,442,227	333,770,334
NET ASSETS:
Beginning of year	188,033,933	135,386,961	1,078,122,942	744,352,608

End of year	$195,254,178	$188,033,933	$1,160,565,169	$1,078,122,942

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	11,636	78,493
Shares issued to holders in reinvestment of dividends	—	—	—	8,720
Shares redeemed	—	—	(120,846)	(338,046)

Net decrease	—	—	(109,210)	(250,833)

Service Shares
Shares sold	3,198,569	9,269,060	7,228,131	23,367,321
Shares issued to holders in reinvestment of dividends	167,395	556,486	—	1,249,074
Shares redeemed	(2,763,182)	(4,258,071)	(6,254,264)	(29,389,992)

Net increase (decrease)	602,782	5,567,475	973,867	(4,773,597)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Allocation Fund		Tactical Allocation Fund
	Period Ended September 30, 2021	Year Ended March 31, 2021	Period Ended September 30, 2021	Year Ended March 31, 2021
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$4,119,153	$7,420,253	$917,069	$377,170
Net realized gain on investment transactions	6,762,430	3,584,368	40,876,465	13,050,253
Net change in unrealized appreciation (depreciation) on investments	4,347,855	66,230,963	(23,271,261)	60,280,536

Net increase in net assets resulting from operations	15,229,438	77,235,584	18,522,273	73,707,959

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	109,663	617,978	84,760	524,349
Shares issued to holders in reinvestment of dividends	—	54,868	—	99,218
Shares redeemed	(903,701)	(1,454,247)	(516,858)	(1,116,659)

Net decrease	(794,038)	(781,401)	(432,098)	(493,092)

Service Shares
Shares sold	61,909,328	197,370,183	50,987,965	183,468,450
Shares issued to holders in reinvestment of dividends	—	9,053,052	—	20,155,116
Shares redeemed	(44,682,510)	(128,007,570)	(47,758,369)	(110,719,941)

Net increase	17,226,818	78,415,665	3,229,596	92,903,625

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(54,868)	—	(99,218)
Net dividends and distributions – Service Shares	—	(9,053,052)	—	(20,155,116)

Total dividends and distributions	—	(9,107,920)	—	(20,254,334)

INCREASE IN NET ASSETS	31,662,218	145,761,928	21,319,771	145,864,158
NET ASSETS:
Beginning of year	462,410,961	316,649,033	470,616,715	324,752,557

End of year	$494,073,179	$462,410,961	$491,936,486	$470,616,715

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	9,419	58,784	7,043	48,825
Shares issued to holders in reinvestment of dividends	—	5,024	—	9,281
Shares redeemed	(79,453)	(134,647)	(43,803)	(99,478)

Net decrease	(70,034)	(70,839)	(36,760)	(41,372)

Service Shares
Shares sold	5,391,287	18,820,175	4,283,325	17,083,441
Shares issued to holders in reinvestment of dividends	—	834,767	—	1,898,024
Shares redeemed	(3,887,864)	(12,466,811)	(4,001,375)	(10,243,030)

Net increase	1,503,423	7,188,131	281,950	8,738,435

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
	Period Ended September 30, 2021	Year Ended March 31, 2021	Period Ended September 30, 2021	Year Ended March 31, 2021
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$2,326,281	$4,625,349	$1,791,829	$3,208,781
Net realized gain on investment transactions	674,997	8,408,558	1,723,266	1,484,037
Net change in unrealized appreciation on investments	168,003	12,769,777	573,175	25,556,751

Net increase in net assets resulting from operations	3,169,281	25,803,684	4,088,270	30,249,569

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	51,850	181,359	—	—
Shares issued to holders in reinvestment of dividends	—	21,102	—	—
Shares redeemed	(232,251)	(919,178)	—	—

Net decrease	(180,401)	(716,717)	—	—

Service Shares
Shares sold	35,070,212	105,413,474	10,223,558	43,121,432
Shares issued to holders in reinvestment of dividends	—	5,175,637	1,985,520	3,193,649
Shares redeemed	(28,650,467)	(309,657,292)	(25,759,159)	(52,594,741)

Net increase (decrease)	6,419,745	(199,068,181)	(13,550,081)	(6,279,660)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(21,102)	—	—
Net dividends and distributions – Service Shares	—	(5,175,637)	(1,985,520)	(3,193,649)

Total dividends and distributions	—	(5,196,739)	(1,985,520)	(3,193,649)

INCREASE (DECREASE) IN NET ASSETS	9,408,625	(179,177,953)	(11,447,331)	20,776,260
NET ASSETS:
Beginning of year	213,132,935	392,310,888	132,821,013	112,044,753

End of year	$222,541,560	$213,132,935	$121,373,682	$132,821,013

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	4,839	17,313	—	—
Shares issued to holders in reinvestment of dividends	—	1,991	—	—
Shares redeemed	(21,866)	(87,461)	—	—

Net decrease	(17,027)	(68,157)	—	—

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	3,275,924	10,022,096	877,699	4,180,052
Shares issued to holders in reinvestment of dividends	—	486,386	170,582	312,405
Shares redeemed	(2,674,256)	(29,483,384)	(2,210,511)	(5,143,894)

Net increase (decrease)	601,668	(18,974,902)	(1,162,230)	(651,437)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Flexible Income Allocation Fund		Managed Futures Strategy Fund[1]
	Period Ended September 30, 2021	Year Ended March 31, 2021	Period Ended September 30, 2021	Year Ended March 31, 2021
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$3,245,571	$4,970,421	$(1,557,377)	$(3,584,243)
Net realized gain on investment transactions	2,392,224	10,720,643	5,683,377	31,548,817
Net change in unrealized appreciation (depreciation) on investments	1,762,525	6,177,140	(3,394,051)	(5,655,578)

Net increase in net assets resulting from operations	7,400,320	21,868,204	731,949	22,308,996

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	313	1,496	63,166	883,558
Shares issued to holders in reinvestment of dividends	99	200	—	28,507
Shares redeemed	(18)	(31,828)	(280,179)	(1,729,385)

Net increase (decrease)	394	(30,132)	(217,013)	(817,320)

Service Shares
Shares sold	79,029,488	272,070,564	26,607,491	206,736,848
Shares issued to holders in reinvestment of dividends	3,247,130	4,975,041	—	6,341,510
Shares redeemed	(49,335,134)	(112,613,106)	(25,073,481)	(243,151,657)

Net increase (decrease)	32,941,484	164,432,499	1,534,010	(30,073,299)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(99)	(200)	—	(28,507)
Net dividends and distributions – Service Shares	(3,247,129)	(4,975,041)	—	(6,341,510)

Total dividends and distributions	(3,247,228)	(4,975,241)	—	(6,370,017)

INCREASE IN NET ASSETS	37,094,970	181,295,330	2,048,946	(14,951,640)
NET ASSETS:
Beginning of year	279,845,863	98,550,533	208,137,188	223,088,828

End of year	$316,940,833	$279,845,863	$210,186,134	$208,137,188

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	29	150	6,519	102,168
Shares issued to holders in reinvestment of dividends	9	19	—	3,139
Shares redeemed	(2)	(3,083)	(29,241)	(192,898)

Net increase (decrease)	36	(2,914)	(22,722)	(87,591)

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	7,395,821	26,497,771	2,802,834	24,150,473
Shares issued to holders in reinvestment of dividends	302,884	479,935	—	714,778
Shares redeemed	(4,615,074)	(10,909,327)	(2,655,301)	(28,114,302)

Net increase (decrease)	3,083,631	16,068,379	147,533	(3,249,051)

[1]Consolidated Statements of Changes in Net Assets (see note 3b).

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Income Fund		Income Fund
	Period Ended September 30, 2021	Year Ended March 31, 2021	Period Ended September 30, 2021	Year Ended March 31, 2021
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$55,654	$29,122	$503,434	$632,021
Net realized gain (loss) on investment transactions	2,182	17,869	(54,681)	924,822
Net change in unrealized appreciation (depreciation) on investments	(13,268)	30,391	198,473	(864,099)

Net increase in net assets resulting from operations	44,568	77,382	647,226	692,744

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,158,905	16,684,553	8,914,321	22,531,050
Shares issued to holders in reinvestment of dividends	57,689	33,374	517,235	628,224
Shares redeemed	(5,525,381)	(7,560,561)	(3,008,651)	(17,686,947)

Net increase (decrease)	(1,308,787)	9,157,366	6,422,905	5,472,327

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(57,689)	(33,374)	(517,235)	(628,224)
Total dividends and distributions	(57,689)	(33,374)	(517,235)	(628,224)

INCREASE (DECREASE) IN NET ASSETS	(1,321,908)	9,201,374	6,552,896	5,536,847

NET ASSETS:
Beginning of year	15,926,192	6,724,818	38,031,721	32,494,874

End of year	$14,604,284	$15,926,192	$44,584,617	$38,031,721

CHANGES IN SHARES OUTSTANDING
Shares sold	418,105	1,681,782	885,690	2,245,317
Shares issued to holders in reinvestment of dividends	5,803	3,365	51,415	62,466
Shares redeemed	(555,536)	(761,983)	(298,911)	(1,782,132)

Net increase (decrease)	(131,628)	923,164	638,194	525,651

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Growth & Income Fund
	Period Ended September 30, 2021	Year Ended March 31, 2021
	(Unaudited)
OPERATIONS:
Net investment income	$736,207	$797,883
Net realized gain on investment transactions	4,585,785	9,855,755
Net change in unrealized appreciation (depreciation) on investments	(2,563,537)	7,630,179

Net increase in net assets resulting from operations	2,758,455	18,283,817

CAPITAL SHARE TRANSACTIONS:
Shares sold	21,115,150	45,484,222
Shares issued to holders in reinvestment of dividends	737,315	795,837
Shares redeemed	(4,927,747)	(10,862,322)

Net increase	16,924,718	35,417,737

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(737,315)	(795,837)

Total dividends and distributions	(737,315)	(795,837)

INCREASE IN NET ASSETS	18,945,858	52,905,717
NET ASSETS:
Beginning of year	86,833,376	33,927,659

End of year	$105,779,234	$86,833,376

CHANGES IN SHARES OUTSTANDING
Shares sold	1,730,774	4,492,685
Shares issued to holders in reinvestment of dividends	60,276	75,569
Shares redeemed	(402,580)	(1,027,656)

Net increase	1,388,470	3,540,598

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Institutional
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$27.015	$16.348	$18.650	$17.755	$16.140	$14.85
Income from investment operations:
Net investment income[1]	0.084	0.195	0.234	0.175	0.157	0.20
Net realized and unrealized gains (losses) on investments	2.202	10.688	(2.234)	1.194	2.280	1.62

Total from investment operations	2.286	10.883	(2.000)	1.369	2.437	1.82

Less distributions:
Dividends from net investment income	—	(0.216)	(0.116)	(0.191)	(0.163)	(0.19)
Dividends from net realized gains	—	—	(0.186)	(0.283)	(0.659)	(0.34)

Total distributions	—	(0.216)	(0.302)	(0.474)	(0.822)	(0.53)

Net asset value, end of period/year	$29.301	$27.015	$16.348	$18.650	$17.755	$16.14

Total return	8.46%[3]	66.66%	-11.07%	8.09%	15.10%	12.46%
Supplemental data and ratios:
Net assets, end of period/year	$321,816	$630,350	$479,829	$538,016	$821,049	$42,855,994
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.54%[4]	0.56%	0.59%	0.63%	0.65%	0.66%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.53%[4]	0.51%	0.56%	0.60%	0.60%	0.59%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.54%[4]	0.56%	0.59%	0.63%	0.65%	0.66%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.53%[4]	0.51%	0.56%	0.60%	0.60%	0.59%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.57%[4]	0.80%	1.16%	0.91%	0.91%	1.23%
After expense reimbursement (recapture) and securities lending credit	0.58%[4]	0.85%	1.19%	0.94%	0.96%	1.30%
Portfolio turnover rate	13.98%[3]	34.13%	28.54%	45.31%	55.07%	90.46%
Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$26.584	$16.106	$18.401	$17.503	$15.930	$14.68
Income from investment operations:
Net investment income[1]	0.038	0.059	0.114	0.073	0.074	0.11
Net realized and unrealized gains (losses) on investments	2.162	10.515	(2.202)	1.184	2.241	1.59

Total from investment operations	2.200	10.574	(2.088)	1.257	2.315	1.70

Less distributions:
Dividends from net investment income	—	(0.096)	(0.021)	(0.076)	(0.083)	(0.11)
Dividends from net realized gains	—	—	(0.186)	(0.283)	(0.659)	(0.34)

Total distributions	—	(0.096)	(0.207)	(0.359)	(0.742)	(0.45)

Net asset value, end of period/year	$28.784	$26.584	$16.106	$18.401	$17.503	$15.93

Total return	8.28%[3]	65.69%	-11.59%	7.47%	14.53%	11.74%
Supplemental data and ratios:
Net assets, end of period/year	$682,204,627	$602,158,947	$326,952,939	$332,500,169	$306,450,000	$159,857,853
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.88%[4]	1.15%	1.18%	1.22%	1.21%	1.23%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.88%[4]	1.10%	1.14%	1.19%	1.17%	1.16%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.88%[4]	1.15%	1.18%	1.22%	1.21%	1.23%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.88%[4]	1.10%	1.14%	1.19%	1.17%	1.16%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.26%[4]	0.21%	0.55%	0.37%	0.40%	0.65%
After expense reimbursement (recapture) and securities lending credit	0.26%[4]	0.26%	0.59%	0.40%	0.44%	0.72%
Portfolio turnover rate	13.98%[3]	34.13%	28.54%	45.31%	55.07%	90.46%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$16.502	$10.516	$13.278	$17.063	$13.600	$11.49
Income from investment operations:
Net investment income[1]	0.138	0.049	0.175	0.109	0.096	0.09
Net realized and unrealized gains (losses) on investments	(0.608)	5.968	(2.690)	(2.028)	3.485	2.06

Total from investment operations	(0.470)	6.017	(2.515)	(1.919)	3.581	2.15

Less distributions:
Dividends from net investment income	—	(0.031)	(0.247)	(1.196)	(0.118)	(0.04)
Dividends from net realized gains	—	—	—	(0.670)	—	—

Total distributions	—	(0.031)	(0.247)	(1.866)	(0.118)	(0.04)

Net asset value, end of period/year	$16.032	$16.502	$10.516	$13.278	$17.063	$13.60

Total return	-3.23%[3]	57.85%[3]	-19.40%	-10.05%	26.37%	18.78%
Supplemental data and ratios:
Net assets, end of period/year	$92,404,717	$96,895,863	$64,153,851	$85,623,549	$109,589,630	$106,077,974
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.33%[4]	1.55%	1.79%	1.69%	1.58%	1.64%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.32%[4]	1.64%	1.65%	1.66%	1.57%	1.63%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.33%[4]	1.55%	1.79%	1.68%	1.58%	1.64%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.32%[4]	1.64%	1.65%	1.65%	1.57%	1.63%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.63%[4]	0.43%	1.20%	0.72%	0.61%	0.73%
After expense reimbursement (recapture) and securities lending credit	1.64%[4]	0.34%	1.34%	0.75%	0.62%	0.74%
Portfolio turnover rate	17.65%[3]	58.36%	42.60%	47.18%	30.97%	60.19%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$21.067	$10.765	$14.385	$14.908	$17.860	$14.96
Income from investment operations:
Net investment income (loss)[1]	(0.004)	(0.040)	(0.007)	(0.022)	(0.022)	0.04
Net realized and unrealized gains (losses) on investments	0.654	10.720	(3.393)	0.348	2.259	2.91

Total from investment operations	0.650	10.680	(3.400)	0.326	2.237	2.95

Less distributions:
Dividends from net investment income	—	(0.024)	(0.016)	—	(0.050)	(0.05)
Dividends from net realized gains	—	(0.354)	(0.204)	(0.849)	(5.139)	—

Total distributions	—	(0.378)	(0.220)	(0.849)	(5.189)	(0.05)

Net asset value, end of period/year	$21.717	$21.067	$10.765	$14.385	$14.908	$17.86

Total return	3.09%[3]	99.76%	(24.10)%	2.99%	12.45%	19.71%
Supplemental data and ratios:
Net assets, end of period/year	$107,761,715	$92,756,350	$52,904,611	$63,904,945	$54,471,360	$50,657,342
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.14%[4]	1.46%	1.50%	1.56%	1.55%	1.50%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.11%[4]	1.31%	1.39%	1.45%	1.39%	1.24%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.14%[4]	1.46%	1.50%	1.56%	1.55%	1.50%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.11%[4]	1.31%	1.39%	1.45%	1.39%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.07%[4]	-0.40%	-0.16%	(0.25)%	(0.29)%	0.00%
After expense reimbursement (recapture) and securities lending credit	-0.04%[4]	-0.25%	-0.05%	(0.14)%	(0.13)%	0.26%
Portfolio turnover rate	21.46%[3]	37.81%	26.54%	39.01%	32.87%	42.22%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period/year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Institutional
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$10.768	$7.537	$9.100	$9.759	$8.380	$7.74
Income from investment operations:
Net investment income[1]	0.107	0.125	0.222	0.194	0.243	0.15
Net realized and unrealized gains (losses) on investments	0.415	3.386	(1.610)	(0.680)	1.305	0.65

Total from investment operations	0.522	3.511	(1.388)	(0.486)	1.548	0.80

Less distributions:
Dividends from net investment income	—	(0.280)	(0.175)	(0.173)	(0.169)	(0.16)

Total distributions	—	(0.280)	(0.175)	(0.173)	(0.169)	(0.16)

Net asset value, end of period/year	$11.290	$10.768	$7.537	$9.100	$9.759	$8.38

Total return	4.85%[5]	46.72%	-15.69%	-4.79%	18.49%[3]	10.48%
Supplemental data and ratios:
Net assets, end of period/year	$45,465	$88,302	$78,232	$534,233	$822,817	$75,295,608
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.78%[4]	0.79%	0.77%	0.80%	0.83%[4]	0.84%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.78%[4]	0.79%	0.79%	0.79%	0.79%[4]	0.79%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.78%[4]	0.79%	0.77%	0.80%	0.83%[4]	0.84%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.78%[4]	0.79%	0.79%	0.79%	0.79%[4]	0.79%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.86%[4]	1.30%	2.43%	2.04%	3.01%[4]	1.83%
After expense reimbursement (recapture) and securities lending credit	1.86%[4]	1.30%	2.41%	2.05%	3.05%[4]	1.88%
Portfolio turnover rate	17.05%[5]	46.15%	25.52%	59.18%	84.22%	60.68%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	During the period August 3, 2017 through September 5, 2017 there were no Instutional Shares of the Fund outstanding. Perfomance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 5, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.
[4]	Annualized.
[5]	Not annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$10.445	$7.303	$8.856	$9.507	$8.260	$7.66
Income from investment operations:
Net investment income[1]	0.089	0.081	0.142	0.121	0.087	0.11
Net realized and unrealized gains (losses) on investments	0.398	3.263	(1.538)	(0.643)	1.296	0.63

Total from investment operations	0.487	3.344	(1.396)	(0.522)	1.383	0.74

Less distributions:
Dividends from net investment income	—	(0.202)	(0.157)	(0.129)	(0.136)	(0.14)

Total distributions	—	(0.202)	(0.157)	(0.129)	(0.136)	(0.14)

Net asset value, end of period/year	$10.932	$10.445	$7.303	$8.856	$9.507	$8.26

Total return	4.66%[3]	45.89%	-16.16%	-5.36%	16.76%	9.85%
Supplemental data and ratios:
Net assets, end of period/year	$142,506,116	$138,023,708	$110,561,165	$216,435,566	$212,049,697	$112,737,823
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.14%[4]	1.38%	1.36%	1.40%	1.38%	1.42%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.14%[4]	1.37%	1.35%	1.39%	1.39%	1.39%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	1.14%[4]	1.38%	1.36%	1.40%	1.38%	1.42%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	1.14%[4]	1.37%	1.35%	1.39%	1.39%	1.39%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.58%[4]	0.88%	1.58%	1.32%	0.95%	1.36%
After expense reimbursement (recapture) and securities lending credit	1.58%[4]	0.89%	1.59%	1.33%	0.94%	1.39%
Portfolio turnover rate	17.05%[3]	46.15%	25.52%	59.18%	84.22%	60.68%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$9.700	$9.798	$9.270	$9.131	$9.320	$9.54
Income from investment operations:
Net investment income[1]	0.048	0.112	0.170	0.176	0.133	0.12
Net realized and unrealized gains (losses) on investments	0.105	0.141 [3]	0.490	0.144	(0.098)	(0.11)

Total from investment operations	0.153	0.253	0.660	0.320	0.035	0.01

Less distributions:
Dividends from net investment income	(0.084)	(0.184)	(0.108)	(0.181)	(0.168)	(0.17)
Dividends from net realized gains	—	(0.167)	(0.024)	—	(0.056)	(0.06)

Total distributions	(0.084)	(0.351)	(0.132)	(0.181)	(0.224)	(0.23)

Net asset value, end of period/year	$9.769	$9.700	$9.798	$9.270	$9.131	$9.32

Total return	1.57%[3]	2.47%	7.16%	3.57%	0.35%	0.02%
Supplemental data and ratios:
Net assets, end of period/year	$195,254,178	$188,033,933	$135,386,961	$132,792,238	$134,255,059	$137,358,236
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.99%[4]	1.28%	1.29%	1.34%	1.38%	1.36%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.94%[4]	1.19%	1.19%	1.19%	1.26%	1.29%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.99%[4]	1.28%	1.29%	1.34%	1.38%	1.36%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.94%[4]	1.19%	1.19%	1.19%	1.26%	1.29%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.93%[4]	1.01%	1.67%	1.80%	1.30%	1.14%
After expense reimbursement (recapture) and securities lending credit	0.98%[4]	1.10%	1.77%	1.95%	1.42%	1.21%
Portfolio turnover rate	137.51%[3]	283.45%	278.67%	239.11%	193.12%	164.81%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period/year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Institutional
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$15.776	$10.139	$11.553	$11.534	$11.340	$10.46
Income from investment operations:
Net investment income[1]	0.060	0.140	0.199	0.227	0.236	0.19
Net realized and unrealized gains (losses) on investments	0.965	5.843	(1.407)	(0.003)[5]	1.466	1.20

Total from investment operations	1.025	5.983	(1.208)	0.224	1.702	1.39

Less distributions:
Dividends from net investment income	—	(0.147)	(0.206)	(0.193)	(0.210)	(0.20)
Dividends from net realized gains	—	(0.199)	—	(0.012)	(1.298)	(0.31)

Total distributions	—	(0.346)	(0.206)	(0.205)	(1.508)	(0.51)

Net asset value, end of period/year	$16.801	$15.776	$10.139	$11.553	$11.534	$11.34

Total return	6.50%[6]	59.19%	-10.82%	2.22%	14.90%	13.54%
Supplemental data and ratios:
Net assets, end of period/year	$1,245,980	$2,892,788	$4,402,611	$5,450,557	$6,646,937	$13,176,782
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.33%[7]	0.34%	0.38%	0.40%	0.40%	0.42%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.28%[7]	0.30%	0.33%	0.35%	0.35%	0.32%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.33%[7]	0.34%	0.38%	0.39%	0.40%	0.42%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.28%[7]	0.30%	0.33%	0.34%	0.35%	0.32%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.66%[7]	0.99%	1.60%	1.92%	1.91%	1.64%
After expense reimbursement (recapture) and securities lending credit	0.71%[7]	1.03%	1.65%	1.97%	1.96%	1.74%
Portfolio turnover rate	5.74%[6]	39.58%	37.80%	53.89%	70.47%	42.81%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[6]	Not annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$15.636	$10.062	$11.477	$11.458	$11.290	$10.42
Income from investment operations:
Net investment income[1]	0.039	0.064	0.128	0.160	0.152	0.12
Net realized and unrealized gains (losses) on investments	0.949	5.780	(1.402)	0.003 [5]	1.467	1.20

Total from investment operations	0.988	5.844	(1.274)	0.163	1.619	1.32

Less distributions:
Dividends from net investment income	—	(0.072)	(0.141)	(0.132)	(0.153)	(0.14)
Dividends from net realized gains	—	(0.198)	—	(0.012)	(1.298)	(0.31)

Total distributions	—	(0.270)	(0.141)	(0.144)	(1.451)	(0.45)

Net asset value, end of period/year	$16.624	$15.636	$10.062	$11.477	$11.458	$11.29

Total return	6.32%[6]	58.23%	-11.35%	1.61%	14.22%	12.91%
Supplemental data and ratios:
Net assets, end of period/year	$1,159,319,189	$1,075,230,154	$739,949,997	$788,314,442	$611,928,879	$551,141,139
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.68%[7]	0.94%	0.97%	1.00%	1.00%	1.01%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.63%[7]	0.90%	0.93%	0.95%	0.95%	0.92%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.68%[7]	0.94%	0.97%	0.99%	0.99%	1.01%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.63%[7]	0.90%	0.93%	0.94%	0.94%	0.92%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.42%[7]	0.44%	1.03%	1.35%	1.22%	0.99%
After expense reimbursement (recapture) and securities lending credit	0.47%[7]	0.48%	1.07%	1.40%	1.27%	1.08%
Portfolio turnover rate	5.74%[6]	39.58%	37.80%	53.89%	70.47%	42.81%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[6]	Not annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Institutional
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$11.164	$9.204	$9.677	$9.538	$9.100	$9.51
Income from investment operations:
Net investment income[1]	0.118	0.262	0.288	0.255	0.204	0.19
Net realized and unrealized gains (losses) on investments	0.270	1.978	(0.491)	0.104	0.442	0.35

Total from investment operations	0.388	2.240	(0.203)	0.359	0.646	0.54

Less distributions:
Dividends from net investment income	—	(0.244)	(0.270)	(0.205)	(0.187)	—
Dividends from net realized gains	—	(0.036)	—	(0.015)	(0.021)	(0.95)

Total distributions	—	(0.280)	(0.270)	(0.220)	(0.208)	(0.95)

Net asset value, end of period/year	$11.552	$11.164	$9.204	$9.677	$9.538	$9.10

Total return	3.48%[5]	24.42%	-2.41%	3.97%	7.07%	6.09%
Supplemental data and ratios:
Net assets, end of period/year	$522,953	$1,287,200	$1,713,169	$2,268,382	$3,140,896	$4,966,270
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.35%[6]	0.36%	0.40%	0.42%	0.44%	0.51%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.10%[6]	0.10%	0.10%	0.10%	0.27%	0.30%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.35%[6]	0.36%	0.40%	0.42%	0.44%	0.51%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.10%[6]	0.10%	0.10%	0.10%	0.27%	0.30%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.79%[6]	2.22%	2.57%	2.35%	1.97%	1.78%
After expense reimbursement (recapture) and securities lending credit	2.04%[6]	2.48%	2.87%	2.67%	2.14%	1.99%
Portfolio turnover rate	19.51%[5]	38.17%	58.96%	69.19%	30.27%	44.43%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$11.070	$9.137	$9.617	$9.482	$9.060	$9.53
Income from investment operations:
Net investment income[1]	0.097	0.199	0.226	0.196	0.143	0.12
Net realized and unrealized gains (losses) on investments	0.269	1.959	(0.490)	0.107	0.438	0.36

Total from investment operations	0.366	2.158	(0.264)	0.303	0.581	0.48

Less distributions:
Dividends from net investment income	—	(0.189)	(0.216)	(0.153)	(0.138)	—
Dividends from net realized gains	—	(0.036)	—	(0.015)	(0.021)	(0.95)

Total distributions	—	(0.225)	(0.216)	(0.168)	(0.159)	(0.95)

Net asset value, end of period/year	$11.436	$11.070	$9.137	$9.617	$9.482	$9.06

Total return	3.31%[5]	23.67%	-2.99%	3.35%	6.39%	5.44%
Supplemental data and ratios:
Net assets, end of period/year	$493,550,226	$461,123,761	$314,935,864	$337,130,990	$268,079,977	$110,985,447
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.70%[6]	0.96%	0.99%	1.02%	1.03%	1.10%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.45%[6]	0.70%	0.70%	0.70%	0.83%	0.89%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.70%[6]	0.96%	0.99%	1.02%	1.03%	1.10%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.45%[6]	0.70%	0.70%	0.70%	0.83%	0.89%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.43%[6]	1.64%	1.98%	1.75%	1.31%	1.10%
After expense reimbursement (recapture) and securities lending credit	1.68%[6]	1.90%	2.27%	2.07%	1.51%	1.31%
Portfolio turnover rate	19.51%[5]	38.17%	58.96%	69.19%	30.27%	44.43%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Institutional
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$11.487	$10.019	$10.962	$10.950	$10.250	$9.38
Income from investment operations:
Net investment income[1]	0.042	0.073	0.129	0.138	0.142	0.18
Net realized and unrealized gains (losses) on investments	0.429	1.958	(0.517)	0.408	1.078	0.81

Total from investment operations	0.471	2.031	(0.388)	0.546	1.220	0.99

Less distributions:
Dividends from net investment income	—	(0.051)	(0.108)	(0.128)	(0.393)	(0.12)
Dividends from net realized gains	—	(0.512)	(0.447)	(0.406)	(0.127)	—

Total distributions	—	(0.563)	(0.555)	(0.534)	(0.520)	(0.12)

Net asset value, end of period/year	$11.958	$11.487	$10.019	$10.962	$10.950	$10.25

Total return	4.10%[5]	20.69%	-4.27%	5.59%	11.83%	10.63%
Supplemental data and ratios:
Net assets, end of period/year	$919,237	$1,305,328	$1,553,075	$1,506,030	$1,681,043	$3,767,220
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.45%[6]	0.47%	0.50%	0.51%	0.52%	0.53%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.41%[6]	0.45%	0.46%	0.43%	0.45%	0.40%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.45%[6]	0.47%	0.50%	0.51%	0.52%	0.53%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.41%[6]	0.45%	0.46%	0.43%	0.45%	0.40%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.65%[6]	0.65%	1.10%	1.15%	1.25%	1.69%
After expense reimbursement (recapture) and securities lending credit	0.69%[6]	0.67%	1.14%	1.23%	1.32%	1.82%
Portfolio turnover rate	243.52%[5]	443.30%	500.28%	336.60%	369.57%	336.50%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Not Annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$11.394	$9.960	$10.919	$10.907	$10.150	$9.32
Income from investment operations:
Net investment income[1]	0.022	0.010	0.061	0.074	0.082	0.11
Net realized and unrealized gains (losses) on investments	0.424	1.941	(0.515)	0.410	1.054	0.82

Total from investment operations	0.446	1.951	(0.454)	0.484	1.136	0.93

Less distributions:
Dividends from net investment income	—	(0.005)	(0.058)	(0.066)	(0.252)	(0.10)
Dividends from net realized gains	—	(0.512)	(0.447)	(0.406)	(0.127)	—

Total distributions	—	(0.517)	(0.505)	(0.472)	(0.379)	(0.10)

Net asset value, end of period/year	$11.840	$11.394	$9.960	$10.919	$10.907	$10.15

Total return	3.91%[5]	19.96%	-4.83%	4.96%	11.14%	10.05%
Supplemental data and ratios:
Net assets, end of period/year	$491,017,249	$469,311,387	$323,199,482	$341,839,666	$271,460,164	$304,159,564
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.80%[6]	1.07%	1.10%	1.11%	1.11%	1.12%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.76%[6]	1.05%	1.06%	1.03%	1.03%	1.00%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.80%[6]	1.07%	1.10%	1.11%	1.11%	1.12%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.76%[6]	1.05%	1.06%	1.03%	1.03%	1.00%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.33%[6]	0.07%	0.50%	0.58%	0.69%	1.07%
After expense reimbursement (recapture) and securities lending credit	0.37%[6]	0.09%	0.54%	0.66%	0.77%	1.19%
Portfolio turnover rate	243.52%[5]	443.30%	500.28%	336.60%	369.57%	336.50%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Institutional
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$10.554	$10.005	$10.402	$10.335	$10.290	$9.80
Income from investment operations:
Net investment income[1]	0.136	0.256	0.329	0.346	0.292	0.37
Net realized and unrealized gains (losses) on investments	0.038	0.638 [2]	(0.367)	(0.003)[2]	(0.037)	0.52

Total from investment operations	0.174	0.894	(0.038)	0.343	0.255	0.89

Less distributions:
Dividends from net investment income	—	(0.345)	(0.359)	(0.276)	(0.210)	(0.40)

Total distributions	—	(0.345)	(0.359)	(0.276)	(0.210)	(0.40)

Net asset value, end of period/year	$10.728	$10.554	$10.005	$10.402	$10.335	$10.29

Total return	1.65%[6]	8.92%	-0.53%	3.43%	2.47%	9.14%
Supplemental data and ratios:
Net assets, end of period/year	$301,640	$476,449	$1,133,623	$667,898	$1,343,813	$921,609
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.47%[7]	0.49%	0.50%	0.51%	0.53%	0.58%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.20%[7]	0.21%	0.21%	0.20%	0.37%	0.50%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.47%[7]	0.48%	0.49%	0.51%	0.53%	0.58%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.20%[7]	0.20%	0.20%	0.20%	0.37%	0.50%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.26%[7]	2.15%	2.82%	3.04%	2.64%	3.58%
After expense reimbursement (recapture) and securities lending credit	2.53%[7]	2.43%	3.11%	3.35%	2.80%	3.66%
Portfolio turnover rate	13.60%[6]	65.03%	161.00%	146.82%	154.33%	41.66%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[6]	Not annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$10.578	$10.010	$10.402	$10.348	10.320	$9.81
Income from investment operations:
Net investment income[1]	0.113	0.195	0.266	0.283	0.231	0.30
Net realized and unrealized gains (losses) on investments	0.042	0.634 [5]	(0.368)	(0.001)[5]	(0.036)	0.53

Total from investment operations	0.155	0.829	(0.102)	0.282	0.195	0.83

Less distributions:
Dividends from net investment income	—	(0.261)	(0.290)	(0.228)	(0.167)	(0.32)

Total distributions	—	(0.261)	(0.290)	(0.228)	(0.167)	(0.32)

Net asset value, end of period/year	$10.733	$10.578	$10.010	$10.402	$10.348	$10.32

Total return	1.47%[6]	8.26%	-1.11%	2.81%	1.88%	8.54%
Supplemental data and ratios:
Net assets, end of period/year	$222,239,920	$212,656,486	$391,177,265	$312,866,645	267,250,294	$128,948,108
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.82%[7]	1.09%	1.10%	1.11%	1.12%	1.18%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.55%[7]	0.81%	0.81%	0.80%	0.96%	1.10%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.82%[7]	1.08%	1.09%	1.11%	1.12%	1.18%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.55%[7]	0.80%	0.80%	0.80%	0.96%	1.10%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.84%[7]	1.57%	2.22%	2.44%	2.04%	2.91%
After expense reimbursement (recapture) and securities lending credit	2.11%[7]	1.85%	2.51%	2.75%	2.20%	2.99%
Portfolio turnover rate	13.60%[6]	65.03%	161.00%	146.82%	154.33%	41.66%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[6]	Not annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Multi-Asset Income Allocation Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$11.332	$9.056	$10.660	$10.603	$10.460	$9.94
Income from investment operations:
Net investment income[1]	0.161	0.270	0.344	0.358	0.287	0.29
Net realized and unrealized gains (losses) on investments	0.183	2.272	(1.632)	0.062	0.137	0.52

Total from investment operations	0.344	2.542	(1.288)	0.420	0.424	0.81

Less distributions:
Dividends from net investment income	(0.181)	(0.266)	(0.313)	(0.363)	(0.281)	(0.29)
Dividends from net realized gains	—	—	(0.003)	—	—	—

Total distributions	(0.181)	(0.266)	(0.316)	(0.363)	(0.281)	(0.29)

Net asset value, end of period/year	$11.495	$11.332	$9.056	$10.660	$10.603	$10.46

Total return	3.02%[5]	28.42%	-12.53%	4.13%	4.05%	8.24%
Supplemental data and ratios:
Net assets, end of period/year	$121,373,682	$132,821,013	$112,044,753	$132,260,092	$119,091,615	$119,817,129
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.84%[6]	1.09%	1.12%	1.15%	1.13%	1.17%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.71%[6]	0.96%	0.92%	0.82%	0.98%	0.97%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.84%[6]	1.09%	1.12%	1.15%	1.13%	1.17%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.71%[6]	0.96%	0.92%	0.82%	0.98%	0.97%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.63%[6]	2.48%	2.99%	3.08%	2.52%	2.66%
After expense reimbursement (recapture) and securities lending credit	2.76%[6]	2.61%	3.19%	3.41%	2.67%	2.86%
Portfolio turnover rate	7.09%[5]	73.27%	85.15%	44.77%	131.23%	61.25%

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Institutional
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$10.582	$9.368	$9.422	$9.577	$9.670	$9.62
Income from investment operations:
Net investment income[1]	0.137	0.511	0.391	0.426	0.543	0.24
Net realized and unrealized gains (losses) on investments	0.163	0.989 [2]	(0.076)[2]	(0.183)	(0.158)[2]	0.07

Total from investment operations	0.300	1.500	0.315	0.243	0.385	0.31

Less distributions:
Dividends from net investment income	(0.131)	(0.286)	(0.369)	(0.398)	(0.478)	(0.26)

Total distributions	(0.131)	(0.286)	(0.369)	(0.398)	(0.478)	(0.26)

Net asset value, end of period/year	$10.751	$10.582	$9.368	$9.422	$9.577	$9.67

Total return	2.83%[6]	16.10%	3.38%	2.58%	3.99%	3.23%
Supplemental data and ratios:
Net assets, end of period/year	$8,257	$7,747	$34,154	$26,280	$224,505	$52,492
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.30%[7]	0.37%	0.45%	0.56%	0.52%	0.50%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.15%[7]	0.15%	0.15%	0.16%	0.27%	0.37%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.30%[7]	0.37%	0.45%	0.55%	0.52%	0.50%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.15%[7]	0.15%	0.15%	0.15%	0.27%	0.37%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.36%[7]	4.84%	3.81%	4.07%	5.27%	2.32%
After expense reimbursement (recapture) and securities lending credit	2.51%[7]	5.06%	4.11%	4.47%	5.52%	2.45%
Portfolio turnover rate	107.89%[6]	211.84%	517.05%	380.48%	232.11%	114.68%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[6]	Not annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$10.497	$9.304	$9.366	$9.525	$9.610	$9.55
Income from investment operations:
Net investment income[1]	0.114	0.250	0.331	0.361	0.340	0.18
Net realized and unrealized gains (losses) on investments	0.157	1.175 [2]	(0.076)[2]	(0.173)	(0.018)[2]	0.08

Total from investment operations	0.271	1.425	0.255	0.188	0.322	0.26

Less distributions:
Dividends from net investment income	(0.112)	(0.232)	(0.317)	(0.347)	(0.407)	(0.20)

Total distributions	(0.112)	(0.232)	(0.317)	(0.347)	(0.407)	(0.20)

Net asset value, end of period/year	$10.656	$10.497	$9.304	$9.366	$9.525	$9.61

Total return	2.58%[6]	15.38%	2.76%	2.00%	3.35%	2.73%
Supplemental data and ratios:
Net assets, end of period/year	$316,932,576	$279,838,116	$98,516,379	$59,741,077	$55,246,464	$99,575,144
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.70%[7]	0.99%	1.05%	1.15%	1.12%	1.09%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.50%[7]	0.75%	0.75%	0.77%	0.93%	0.91%
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.70%[7]	0.99%	1.05%	1.13%	1.12%	1.09%
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.50%[7]	0.75%	0.75%	0.75%	0.93%	0.91%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	1.93%[7]	2.17%	3.20%	3.45%	3.30%	1.72%
After expense reimbursement (recapture) and securities lending credit	2.13%[7]	2.41%	3.50%	3.83%	3.49%	1.90%
Portfolio turnover rate	107.89%[6]	211.84%	517.05%	380.48%	232.21%	114.68%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[6]	Not annualized.
[7]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Institutional
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$9.504	$8.813	$8.067	$8.665	$8.700	$ 9.75
Income from investment operations:
Net investment gain (loss)[1]	(0.055)	(0.084)	0.063	0.081	(0.002)	(0.06)
Net realized and unrealized losses on investments	0.111	1.079	1.097	(0.679)	(0.033)	(0.83)

Total from investment operations	0.056	0.995	1.160	(0.598)	(0.035)	(0.89)

Less distributions:
Dividends from net investment income	—	—	(0.131)	—	—	—
Dividends from net realized gains	—	(0.304)	(0.283)	—	—	(0.16)

Total distributions	—	(0.304)	(0.414)	—	—	(0.16)

Net asset value, end of period/year	$ 9.560	$ 9.504	$ 8.813	$ 8.067	$ 8.665	$ 8.70

Total return	0.59%[3]	11.46%	14.70%	(6.90)%	(0.40)%	(9.17)%
Supplemental data and ratios:
Net assets, end of period/year	$269,480	$483,785	$1,220,564	$961,919	$1,215,018	$1,478,880
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[2]	1.19%[4]	1.21%	1.25%	1.27%	1.38%	1.37%
After expense reimbursement (recapture) and fees waived including interest expense[2]	1.18%[4]	1.29%	1.30%	1.30%	1.34%	1.34%
Before expense reimbursement (recapture) and fees waived excluding interest expense	1.19%[4]	1.21%	1.25%	1.27%	1.34%	1.33%
After expense reimbursement (recapture) and fees waived excluding interest expense	1.18%[4]	1.29%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	(1.13)%[4]	(0.87)%	0.79%	1.03%	(0.07)%	(0.69)%
After expense reimbursement (recapture) and fees waived	(1.12)%[4]	(0.95)%	0.74%	1.00%	(0.03)%	(0.66)%
Portfolio turnover rate	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the period/year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to Financial Statements.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Service
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$9.268	$8.648	$7.914	$8.551	$ 8.640	$9.73
Income from investment operations:
Net investment gain (loss)[1]	(0.070)	(0.129)	0.011	0.035	(0.050)	(0.11)
Net realized and unrealized losses on investments	0.109	1.053	1.077	(0.672)	(0.039)	(0.82)

Total from investment operations	0.039	0.924	1.088	(0.637)	(0.089)	(0.93)

Less distributions:
Dividends from net investment income	—	—	(0.071)	—	—	—
Dividends from net realized gains	—	(0.304)	(0.283)	—	—	(0.16)

Total distributions	—	(0.304)	(0.354)	—	—	(0.16)

Net asset value, end of period/year	$9.307	$9.268	$8.648	$7.914	$ 8.551	$8.64

Total return	0.42%[3]	10.84%	14.03%	(7.45)%	(0.92)%	(9.70)%
Supplemental data and ratios:
Net assets, end of period/year	$209,916,654	$207,653,403	$221,868,264	$156,397,141	$121,362,278	$81,212,945
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[2]	1.54%[4]	1.80%	1.85%	1.87%	1.97%	1.97%
After expense reimbursement (recapture) and fees waived including interest expense[2]	1.53%[4]	1.81%	1.90%	1.90%	1.94%	1.94%
Before expense reimbursement (recapture) and fees waived excluding interest expense	1.54%[4]	1.80%	1.85%	1.87%	1.93%	1.93%
After expense reimbursement (recapture) and fees waived excluding interest expense	1.53%[4]	1.81%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	(1.48)%[4]	(1.47)%	0.18%	0.47%	(0.61)%	(1.27)%
After expense reimbursement (recapture) and fees waived	(1.47)%[4]	(1.48)%	0.13%	0.44%	(0.58)%	(1.24)%
Portfolio turnover rate	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the period/year.
[2]	Includes interest expense where applicable. See Note 6 in the Notes to Financial Statements.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Conservative Income Fund
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	April 30, 2018[1] through March 31, 2019
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$9.938	$9.899	$9.987	$10.000
Income from investment operations:
Net investment income[2]	0.036	0.029	0.177	0.153
Net realized and unrealized gains (losses) on investments	(0.008)	0.044	(0.092)	(0.020)[7]

Total from investment operations	0.028	0.073	0.085	0.133

Less distributions:
Dividends from net investment income	(0.037)	(0.034)	(0.173)	(0.144)
Dividends from net realized gains	—	—	—	(0.002)

Total distributions	(0.037)	(0.034)	(0.173)	(0.146)

Net asset value, end of period/year	$9.929	$9.938	$9.899	$9.987

Total return	0.29%[3]	0.74%	0.85%	1.34%[3]
Supplemental data and ratios:
Net assets, end of period/year	$14,604,284	$15,926,192	$6,724,818	$973,527
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.04%[5]	1.14%	2.23%	43.40%[5]
After expense reimbursement (recapture) and securities lending credit	0.64%[5]	0.64%	0.64%	0.64%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	0.32%[5]	-0.20%	0.18%	-41.09%[5]
After expense reimbursement (recapture) and fees waived	0.72%[5]	0.30%	1.77%	1.67%[5]
Portfolio turnover rate	9.78%[3]	190.65%	190.99%	388.79%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[7]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Income Fund
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	April 30, 2018[1] through March 31, 2019
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$9.950	$9.857	$9.892	$10.000
Income from investment operations:
Net investment income[2]	0.121	0.186	0.284	0.079
Net realized and unrealized gains (losses) on investments	0.047	0.090 [7]	(0.048)[7]	0.016 [7]

Total from investment operations	0.168	0.276	0.236	0.095

Less distributions:
Dividends from net investment income	(0.123)	(0.183)	(0.266)	(0.203)
Dividends from net realized gains	—	—	(0.005)	—

Total distributions	(0.123)	(0.183)	(0.271)	(0.203)

Net asset value, end of period/year	$9.995	$9.950	$9.857	$9.892

Total return	1.69%[3]	2.79%	2.34%	0.99%[3]
Supplemental data and ratios:
Net assets, end of period/year	$44,584,617	$38,031,721	$32,494,874	$3,619,628
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.89%[5]	0.92%	1.18%	16.23%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.79%[5]	0.80%	0.79%	0.79%[5]
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.89%[5]	0.91%	1.18%	16.23%[5]
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.79%[5]	0.79%	0.79%	0.79%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	2.30%[5]	1.73%	2.39%	-14.57%[5]
After expense reimbursement (recapture) and fees waived	2.40%[5]	1.85%	2.79%	0.87%[5]
Portfolio turnover rate	10.47%[3]	194.13%	247.58%	801.50%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[7]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[8]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Growth & Income Fund
	Period Ended September 30, 2021	Year Ended March 31, 2021	Year Ended March 31, 2020	April 30, 2018[1] through March 31, 2019
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$11.683	$8.717	$9.772	$10.000
Income from investment operations:
Net investment income[2]	0.090	0.134	0.189	0.331
Net realized and unrealized gains (losses) on investments	0.308	2.959	(1.094)	(0.320)[7]

Total from investment operations	0.398	3.093	(0.905)	0.011

Less distributions:
Dividends from net investment income	(0.089)	(0.127)	(0.146)	(0.239)
Dividends from net realized gains (losses)	—	—	(0.004)	—

Total distributions	(0.089)	(0.127)	(0.150)	(0.239)

Net asset value, end of period/year	$11.992	$11.683	$8.717	$9.772

Total return	3.39%[3]	35.67%	-9.45%	0.14%[3]
Supplemental data and ratios:
Net assets, end of period/year	$105,779,234	$86,833,376	$33,927,659	$4,519,060
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.86%[5]	0.95%	1.34%	27.58%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.79%[5]	0.80%	0.79%	0.79%[5]
Before expense reimbursement (recapture) and securities lending credit excluding interest expense	0.86%[5]	0.94%	1.34%	27.58%[5]
After expense reimbursement (recapture) and securities lending credit excluding interest expense	0.79%[5]	0.79%	0.79%	0.79%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	1.39%[5]	1.13%	1.34%	-23.11%[5]
After expense reimbursement (recapture) and fees waived	1.46%[5]	1.28%	1.89%	3.68%[5]
Portfolio turnover rate	73.75%[3]	108.96%	159.34%	123.50%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[7]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[8]	Includes interest expense where applicable. See Note 6 in the Notes to the Financial Statements.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2021

1.	Organization

GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 5 funds: GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, GuideMark® World ex-US Fund, GuideMark® Core Fixed Income. GPS Funds II is comprised of the following 10 funds: GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Managed Futures Strategy Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund (collectively, the “Funds”). All of the Funds are classified and operate as diversified funds under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund and GuidePath® Absolute Return Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund and GuidePath® Absolute Return Allocation Fund commenced operations on April 29, 2011. The GuidePath® Multi-Asset Income Allocation Fund and GuidePath® Flexible Income Allocation Fund commenced operations on August 31, 2012. The GuidePath® Managed Futures Strategy Fund commenced operations on January 19, 2016. The GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund commenced operations on April 30, 2018. Each Fund offers two classes of shares: Service Shares and Institutional Shares, except GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund, which are only offered with a single share class. Certain Fund classes were without shares as of the period end; any share activity related to those classes is presented in the Statement of Changes in Net Assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Fund of Funds

The GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund each operate as a “Fund of Funds,” investing primarily (or, in the case of the GuidePath® Tactical Allocation Fund, between 10% and 100% of its assets) in registered investment companies, including mutual funds and exchange-traded funds (“ETFs”). The funds in which the Fund of

Funds may invest are referred to herein as the “Underlying Funds.” The Advisor believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Advisor or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

3.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. These investments in mutual funds may include investments in affiliated mutual funds. Investments in mutual funds are generally priced using values supplied by the underlying funds themselves.

To assess the continuing appropriateness of security valuation, the Advisor regularly compares prior day prices with current day prices and transaction prices. When the comparison results exceed pre-defined thresholds, the Advisor challenges the prices exceeding tolerance levels with the pricing service or broker.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the applicable Fund’s Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the applicable Board of Trustees (the “Board”).

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments.  The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$645,670,300	$—	$—	$645,670,300
Investment Companies	21,966,108	—	—	21,966,108
Real Estate Investment Trusts	8,881,454	—	—	8,881,454
Short Term Investments	5,772,479	—	—	5,772,479
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	91,304,888

Total Investments in Securities	$682,290,341	$—	$—	$773,595,229

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,523,839	$5,802,700	$—	$7,326,539
Consumer Discretionary	5,039,009	6,771,158	—	11,810,167
Consumer Staples	2,128,850	4,265,665	—	6,394,515
Energy	1,192,471	2,852,604	—	4,045,075
Financials	2,117,103	10,007,325	—	12,124,428
Health Care	79,974	2,668,921	—	2,748,895
Industrials	141,136	4,171,977	—	4,313,113
Information Technology	420,797	20,003,245	—	20,424,042
Materials	2,154,744	6,316,831	—	8,471,575
Real Estate	—	1,322,194	—	1,322,194
Utilities	107,913	1,124,063	—	1,231,976

Total Common Stocks	14,905,836	65,306,683	—	80,212,519
Investment Companies	9,763,362	—	—	9,763,362
Preferred Stocks
Consumer Staples	—	212,338	—	212,338
Energy	290,233	—	—	290,233
Financials	434,254	—	—	434,254
Information Technology	—	635,600	—	635,600
Materials	420,200	—	—	420,200
Utilities	281,135	—	—	281,135

Total Preferred Stocks	1,425,822	847,938	—	2,273,760
Rights	—	—	10,729	10,729
Short Term Investments	650,598	—	—	650,598
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	3,100,634

Total Investments in Securities	$26,745,618	$66,154,621	$10,729	$96,011,602

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2021	$—
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	12,327
Realized gain (loss)	(3)
Change in unrealized appreciation (depreciation)	(1,595)
Transfers into/(out of) Level 3	—

Balance as of September 30, 2021	$10,729

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2021.	$(1,595)

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$97,448,750	$—	$3,866	$97,452,616
Corporate Obligations	—	4,574	—	4,574
Investment Companies	3,838,496	—	—	3,838,496
Real Estate Investment Trusts	5,537,686	—	—	5,537,686
Short Term Investments	850,995	—	—	850,995
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	22,885,679

Total Investments in Securities	$107,675,927	$4,574	$3,866	$130,570,046

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2021	$3,866
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—

Balance as of September 30, 2021	$3,866

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2021.	$—

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$256,666	$5,073,644	$—	$5,330,310
Consumer Discretionary	616,476	20,222,970	—	20,839,446
Consumer Staples	2,756,358	12,459,431	—	15,215,789
Energy	497,356	2,530,658	—	3,028,014
Financials	5,022,423	18,500,874	—	23,523,297
Health Care	447,372	17,112,389	—	17,559,761
Industrials	1,517,195	19,770,314	—	21,287,509
Information Technology	2,079,118	11,427,083	—	13,506,201
Materials	1,433,816	9,307,070	—	10,740,886
Real Estate	286,031	402,447	—	688,478
Utilities	430,385	1,752,809	—	2,183,194

Total Common Stocks	15,343,196	118,559,689	—	133,902,885
Investment Companies	4,826,849	—	—	4,826,849
Participatory Notes	78,266	34,633	—	112,899
Preferred Stocks	183,442	977,193	—	1,160,635
Real Estate Investment Trusts	186,910	488,437	—	675,347
Short Term Investments	819,227	—	—	819,227
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	430,682

Total Investments in Securities	$21,437,890	$120,059,952	$—	$141,928,524

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2021	$3,326
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,326)
Transfers into/(out of) Level 3	—

Balance as of September 30, 2021	$—

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2021.	$—

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$9,696,605	$—	$9,696,605
Collateralized Mortgage Obligations	—	33,749,547	—	33,749,547
Corporate Obligations	—	54,732,060	—	54,732,060
Foreign Government Debt Obligations	—	6,011,517	—	6,011,517
Mortgage Backed Securities – U.S. Government Agency	—	66,592,833	—	66,592,833
Municipal Debt Obligations	—	3,087,003	—	3,087,003
U.S. Treasury Obligations	—	58,732,861	—	58,732,861

Total Fixed Income	—	232,602,426	—	232,602,426
Short Term Investments	7,311,881	—	—	7,311,881
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	15,399,535

Total Investments in Securities	$7,311,881	$232,602,426	$—	$255,313,842

Other Financial Instruments**
Futures	$243,202	$—	$—	$243,202
Swaps	—	304,452	—	304,452

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,148,052,562	$—	$—	$1,148,052,562
Short Term Investments	12,853,855	—	—	12,853,855
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	278,564,671

Total Investments in Securities	$1,160,906,417	$—	$—	$1,439,471,088

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$488,690,971	$—	$—	$488,690,971
Short Term Investments	5,403,773	—	—	5,403,773
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	118,260,666

Total Investments in Securities	$494,094,744	$—	$—	$612,355,410

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$345,867,933	$—	$—	$345,867,933
Investment Companies	132,409,589	—	—	132,409,589
Real Estate Investment Trusts	3,592,317	—	—	3,592,317
Short Term Investments	10,182,943	—	—	10,182,943
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	45,687,478

Total Investments in Securities	$492,052,782	$—	$—	$537,740,260

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$220,097,574	$—	$—	$220,097,574
Short Term Investments	2,209,414	—	—	2,209,414
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	29,457,764

Total Investments in Securities	$222,306,988	$—	$—	$251,764,752

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$118,659,332	$—	$—	$118,659,332
Short Term Investments	2,596,334	—	—	2,596,334
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	27,894,148

Total Investments in Securities	$121,255,666	$—	$—	$149,149,814

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$312,315,549	$—	$—	$312,315,549
Short Term Investments	3,760,951	—	—	3,760,951
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	64,320,233

Total Investments in Securities	$316,076,500	$—	$—	$380,396,733

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Short Term Investments	$14,525,658	$193,693,495	$—	$208,219,153
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	10,200,000

Total Investments in Securities	$14,525,658	$193,693,495	$—	$218,419,153

Other Financial Instruments**
Futures	$(96,452)	$—	$—	$(96,452)
Forward Currency Contracts	$—	$688,944	$—	$688,944

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$7,255,894	$—	$—	$7,255,894
Short Term Investments	5,588,953	1,764,379	—	7,353,332

Total Investments in Securities	$12,844,847	$1,764,379	$—	$14,609,226

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$44,087,404	$—	$—	$44,087,404
Short Term Investments	595,993	—	—	595,993
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	10,845,572

Total Investments in Securities	$44,683,397	$—	$—	$55,528,969

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$37,552,653	$—	$—	$37,552,653
Investment Companies	37,504,648	—	—	37,504,648
Short Term Investments	21,720,796	9,068,760	—	30,789,556
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	10,387,268

Total Investments in Securities	$96,778,097	$9,068,760	$—	$116,234,125

Other Financial Instruments**
Futures	$(846,948)	$—	$—	$(846,948)
Options Written	(839,690)	—	—	(839,690)

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

(b)	Consolidation of Subsidiary

The GuidePath® Managed Futures Strategy Fund may invest up to 25% of its total assets in GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath® Managed Futures Strategy Fund. The financial statements of the GuidePath® Managed Futures Strategy Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The GuidePath® Managed Futures Strategy Fund had 8.03% of its total assets invested in the Subsidiary as of September 30, 2021.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

(c)	Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(d)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(e)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. As of and during the year ended March 31, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended March 31, 2021, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(g)	Indemnifications

Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(h)	Expenses

Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets.

(i)	Organization and Offering Costs

Organization costs consist of costs incurred to establish a Fund and enable it legally to do business. The Funds expense organizational costs as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 4). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

(j)	Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and the interest income recorded using the effective yield method is accrued daily. Withholding taxes on foreign dividends and taxes on capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided in accordance with the Trusts’ understanding of the applicable country’s tax rules and rates. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

(k)	Distributions to Shareholders

The Funds, with the exception of the Core Fixed Income Fund, Multi-Asset Income Allocation Fund, Flexible Income Allocation Fund, Conservative Income Fund, Income Fund and Growth and Income Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Multi-Asset Income Allocation Fund and Flexible Income Allocation Fund will distribute any net investment income quarterly. The Conservative Income Fund, Income Fund and Growth and Income Fund will generally distribute any net investment income monthly. All of the Funds will generally distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(l)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter. Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The Funds may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Funds may also purchase and write (sell) options

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.

Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Derivative Instruments and Hedging Activities

Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Credit Contracts – Swaps	Appreciation on swap agreements	$10,313	Depreciation on swap agreements	$—

Interest Rate Contracts – Swaps	Appreciation on swap agreements	294,139	Depreciation on swap agreements	—

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	243,202	Unrealized depreciation on futures contracts**	—
Total		$547,654		$—

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2021

Amount of Realized Gain or (Loss) on Derivatives
	Futures Contracts	Swaps	Total
Credit Contracts	$—	$36,567	$36,567
Interest Rate Contracts	(278,790)	(8,124)	(286,914)

Total	$(278,790)	$28,443	$(250,347)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Futures Contracts	Swaps	Total
Credit Contracts	$—	$1,060	$1,060
Interest Rate Contracts	(198,223)	(76,916)	(275,139)

Total	$(198,223)	$(75,856)	$(274,079)

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

GuidePath® Managed Futures Strategy Fund

The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2021, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Consolidated Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized appreciation on futures contracts**	$6,322,529	Unrealized depreciation on futures contracts**	$1,656,127

Equity Contracts – Futures*	Unrealized appreciation on futures contracts**	27,384	Unrealized depreciation on futures contracts**	4,954,365

Foreign Exchange Contracts – Futures*	Unrealized appreciation on futures contracts**	2,313,611	Unrealized depreciation on futures contracts**	387,016

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	320,894	Unrealized depreciation on futures contracts**	2,083,362
Total		$8,984,418		$9,080,870

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2021

Amount of Realized Gain (Loss) on Derivatives
	Futures Contracts	Forward Currency Contracts	Total
Commodity Contracts	$3,725,566	$—	$3,725,566
Equity Contracts	(7,708,737)	—	(7,708,737)
Foreign Exchange Contracts	(9,564,171)	1,995,827	(7,568,344)
Interest Rate Contracts	5,885,359	—	5,885,359

Total	$(7,661,983)	$1,995,827	$(5,666,156)

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts	Forward Currency Contracts	Total
Commodity Contracts	$3,369,864	$—	$3,369,864
Equity Contracts	$(5,485,715)	—	(5,485,715)
Foreign Exchange Contracts	$1,097,781	1,017,356	2,115,137
Interest Rate Contracts	$(3,441,058)	—	(3,441,058)

Total	$(4,459,128)	$1,017,356	$(3,441,772)

GuidePath® Growth and Income Fund

During the period, the Fund used equity derivatives including S&P 500 Index futures and S&P 500 Index and exchange trade funds (“ETFs”) options, for both hedging and investment purposes, primarily risk management, and the pursuit of excess premium opportunities. The Fund used futures contracts during the period primarily to manage portfolio risk (volatility). The Fund wrote collateralized put options in an attempt to generate returns through receiving the option premiums; together with investments in fixed income instruments, it intended to lower the volatility relative to as if the Fund held the S&P 500 index.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

Statement of Assets and Liabilities – Values of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Equity Contracts – Futures*	Unrealized appreciation on futures contracts**	$—	Unrealized depreciation on futures contracts**	$846,948

Equity Contracts – Options	Investments, at Value	—	Options Written, at Value	839,690
Total		$—		$1,686,638

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended September 30, 2021

Amount of Realized Gain (Loss) on Derivatives
	Futures Contracts	Written Options	Total
Equity Contracts	$1,061,496	$1,929,289	$2,990,785

Total	$1,061,496	$1,929,289	$2,990,785

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts	Written Options	Total
Equity Contracts	$(827,020)	$(545,442)	$(1,372,462)

Total	$(827,020)	$(545,442)	$(1,372,462)

Volume Disclosures

The average monthly value outstanding of written options during the period ended September 30, 2021 were as follows:

	GuideMark® Core Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Written Options	$—	$—	$(287,640)

The average monthly notional amount outstanding of futures, forwards and swaps during the period ended September 30, 2021 were as follows:

Long Positions	GuideMark® Core Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Futures	$141,915	$645,271,462	$16,082,170
Forwards	$—	$58,280,202	$—
Swaps	$10,181,429	$—	$—

Short Positions	GuideMark® Core Fixed Income Fund	GuidePath® Managed Futures Strategy Fund	GuidePath® Growth and Income Fund
Futures	$(22,740,085)	$(315,957,288)	$(283,386)
Forwards	$—	$(55,924,725)	$—

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

Offsetting Assets and Liabilities

GuideMark® Core Fixed Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of September 30, 2021, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Swaps
Morgan Stanley	$304,452	—	$304,452	—	—	$304,452

	$304,452	$—	$304,452	$—	$—	$304,452

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Futures*
Credit Suisse	$18,539	$—	$18,539	$(18,539)	$—	$—

	$18,539	$—	$18,539	$(18,539)	$—	$—

*	Cumulative appreciation/depreciation on futures contracts is reported in the Schedule of Open Futures Contracts – variation margin presented above is presented in the Statement of Assets and Liabilities.

GuidePath® Managed Futures Strategy Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

The table below, as of September 30, 2021, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statement of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Forward
NatWest	$952,443	$—	$952,443	$(263,499)	$—	$688,944
Futures*
Goldman Sachs	2,742,138	(1,955,949)	786,189	(786,189)	—	—

	$3,694,581	$(1,955,949)	$1,738,632	$(1,049,688)	$—	$688,944

Liabilities				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Forward
NatWest	$263,499	$—	$263,499	$(263,499)	$—	—
Futures*
Goldman Sachs	3,410,500	(1,955,949)	1,454,551	(786,189)	(668,362)	—

	$3,673,999	$(1,955,949)	$1,718,050	$(1,049,688)	$(668,362)	$—

*	Cumulative appreciation/ depreciation on futures contracts is reported in the Consolidated Schedule of Open Futures Contracts – variation margin and recievable/payable for unsettled open futures contracts presented above is presented in the Consolidated Statement of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 7 for collateral related to securities on loan.

GuidePath® Growth and Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

The table below, as of September 30, 2021, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Options Written
Interactive Brokers	$839,690	$—	$839,690	$(839,690)	$—	$—

	$839,690	$—	$839,690	$(839,690)	$—	$—

(m)	Securities Purchased or Sold on a Forward-Commitment Basis The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(n)	Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

(o)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(p)	Restricted and Illiquid Securities

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of it’s net assets in illiquid investments that are assets. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

(q)	Auction Rate Securities

The Core Fixed Income Fund and each of the GPS Funds II portfolios may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(r)	Short Sales

Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

(s)	Trustee Compensation

Effective April 1, 2021, for the services performed as Trustees of the consolidated Board of GPS Funds I, GPS Funds II, and Savos Investments Trust, which currently consists of one fund, the Independent Trustees receive a retainer fee of $90,000 per year, $5,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $2,500 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

(t)	Pending Litigation

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company, which included the GuideMark® Emerging Markets Fund, who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(u)	Participatory Notes (“participation notes”)

Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in the markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk. These securities have been deemed to be liquid as of September 30, 2021.

4.	Investment Advisor

Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. (the “Advisor” or “AssetMark”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Core Fund	0.45%
Emerging Markets Fund	0.59%
Small/Mid Cap Core Fund	0.57%
World ex-US Fund	0.50%
Core Fixed Income Fund	0.40%
Growth Allocation Fund	0.25%
Conservative Allocation Fund	0.25%
Tactical Allocation Fund	0.35%
Absolute Return Allocation Fund	0.35%
Multi-Asset Income Allocation Fund	0.35%
Flexible Income Allocation Fund	0.25%
Managed Futures Strategy Fund	1.05%
Conservative Income Fund	0.35%
Income Fund	0.45%
Growth and Income Fund	0.45%

AssetMark also provides certain administrative services to the shares of the Conservative Income Fund, Income Fund and Growth and Income Fund, and to the Service Shares of the remaining Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a fee of 0.25% of the average daily net assets of the applicable class of shares of each Fund. Investors holding shares of the Funds outside of the AssetMark Platform are subject to these administrative services fees, but may not receive all of the related services.

In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive, 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.

Each Fund and the Advisor have also entered into an Expense Limitation Agreement under which the Advisor has agreed to waive, through July 31, 2022, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

exceed the following rates (“Expense Limits”), based on daily net assets of each class of each Fund:

	Service Class	Institutional Class	Single Class
Large Cap Core Fund	0.99%	0.64%	—
Emerging Markets Fund	1.40%	1.05%	—
Small/Mid Cap Core Fund	1.20%	0.85%	—
World ex-US Fund	1.14%	0.79%	—
Core Fixed Income Fund	0.94%	0.59%	—
Growth Allocation Fund	0.75%	0.40%	—
Conservative Allocation Fund	0.45%	0.10%	—
Tactical Allocation Fund	0.85%	0.50%	—
Absolute Return Allocation Fund	0.55%	0.20%	—
Multi-Asset Income Allocation Fund	0.85%	0.50%	—
Flexible Income Allocation Fund	0.50%	0.15%	—
Managed Futures Strategy Fund	1.65%	1.30%	—
Conservative Income Fund	—	—	0.64%
Income Fund	—	—	0.79%
Growth and Income Fund	—	—	0.79%

Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s Expense Limits at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the fee or expense was waived or reimbursed. As of September 30, 2021, Large Cap Core Fund, Emerging Markets Fund Service Class Shares, Small/Mid Cap Core Fund, World ex-US Fund Service Class Shares, Growth Allocation Fund, Tactical Allocation Fund, Multi-Asset Income Allocation Fund and Managed Futures Strategy Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2022	Year of Expiration 03/31/2023	Year of Expiration 03/31/2024	Year of Expiration 03/31/2025
Emerging Markets Fund	$—	$9	$—	$—
World ex-US Fund	17	3	21	—
Core Fixed Income Fund	97,144	132,507	123,677	40,981
Conservative Allocation Fund	268,146	778,668	725,482	425,222
Absolute Return Allocation Fund	441,405	847,340	590,940	167,966
Flexible Income Allocation Fund	24,312	205,738	289,266	96,479
Conservative Income Fund	29,980	70,018	38,716	27,588
Income Fund	29,438	74,536	27,465	1,243
Growth and Income Fund	30,377	124,031	81,402	24,227

Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

5.	Service, Custody, and Line of Credit Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.

The Funds have established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral. Savos Investments Trust, which is also managed by AssetMark, is also party to the same LoC agreement. The LoC was renewed August 1, 2021 and will mature, unless renewed, on July 31, 2022. Borrowing under the LoC is limited to the lesser of 20% of the gross market value of a Fund, 20% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the prime rate, which was 3.25% at September 30, 2021. The Funds have authorized USB to charge any of the custody accounts of the Funds for any missed payments by the Funds. Interest expense incurred for the Funds is disclosed on the Statements of Operations.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

During the period April 1, 2021 to September 30, 2021, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Large Cap Core Fund	$—	—	$—
Emerging Markets Fund	124,820	3.25%	3,791,000
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	4,344	3.25%	795,000
Core Fixed Income Fund	—	—	—
Growth Allocation Fund	—	—	—
Conservative Allocation Fund	—	—	—
Absolute Return Allocation Fund	31,656	3.25%	1,931,000
Multi-Asset Income Allocation Fund	284	3.25%	52,000
Flexible Income Allocation Fund	—	—	—
Managed Futures Strategy Fund	—	—	—
Conservative Income Fund	—	—	—
Income Fund	—	—	—
Growth and Income Fund	—	—	—

6.	Securities Lending

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with the Custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

During the period ended September 30, 2021, the Funds had loaned securities that were collateralized by cash. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. The Funds also receive compensation in the form of fees which depend on a number of factors including the type of security and length of the loan. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Large Cap Core Fund	$91,304,888
Emerging Markets Fund	3,100,634
Small/Mid Cap Core Fund	22,885,679
World ex-US Fund	430,682
Core Fixed Income Fund	15,399,535
Growth Allocation Fund	278,564,671
Conservative Allocation Fund	118,260,666
Tactical Allocation Fund	45,687,478
Absolute Return Allocation Fund	29,457,764
Multi-Asset Income Allocation Fund	27,894,148
Flexible Income Allocation Fund	64,320,233
Managed Futures Strategy Fund	10,200,000
Conservative Income Fund	—
Income Fund	10,845,572
Growth & Income Fund	10,387,268

Amounts related to agreements not included in offsetting disclosure in Note 3 (Offsetting Assets and Liabilities).	$728,739,218

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended September 30, 2021 are summarized below.

	Purchases	Sales
Large Cap Core Fund	$122,867,150	$91,946,281
Emerging Markets Fund	17,106,249	18,066,233
Small/Mid Cap Core Fund	35,867,480	21,913,657
World ex-US Fund	24,277,876	24,328,704
Core Fixed Income Fund*	327,173,146	313,119,997
Growth Allocation Fund	87,130,272	65,346,455
Conservative Allocation Fund	115,324,049	93,972,574
Tactical Allocation Fund	1,208,057,592	1,120,222,202
Absolute Return Allocation Fund	38,303,701	29,517,783
Multi-Asset Income Allocation Fund	8,994,522	24,123,541
Flexible Income Allocation Fund	354,375,708	321,062,585
Managed Futures Strategy Fund	—	—
Conservative Income Fund**	782,300	2,106,541
Income Fund	10,669,559	4,321,670
Growth and Income Fund***	64,381,682	54,963,333

*	Included in these amounts were $282,383,522 of purchases and $283,470,217 of sales of U.S. Government Securities.
**	Included in these amounts were $ — of purchases and $300,000 of sales of U.S. Government Securities.
***	Included in these amounts were $ — of purchases and $2,500,000 of sales of U.S. Government Securities.

8.	Covid-19 Pandemic

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which a Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

9.	LIBOR Discontinuation

Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. On March 5, 2021, the Financial Conduct Authority officially announced the cessation and non-representation dates on 35 LIBOR benchmarks across various tenors and currencies. Certain widely used US dollar (USD) LIBOR rate settings (overnight, 1-, 3-, 6-, and 12-month) will continue to be published in representative forms until June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined.

10.	SEC Rule 18f-4

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives the Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and/or increase costs related to the Fund’s use of derivatives.

11.	SEC Rule 2a-5

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

12.	Other Tax Information

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

These differences are primarily due to CFC income reversal, partnerships and equalization. On the Statements of Assets and Liabilities, the following adjustments were made:

	Total Distrubutable Earnings (Loss)	Capital Stock
Large Cap Core Fund	$(4)	$4
Emerging Markets Fund	9	(9)
Small/Mid Cap Core Fund	(10)	10
World ex-US Fund	—	—
Core Fixed Income Fund	18	(18)
Growth Allocation Fund	50	(50)
Conservative Allocation Fund	(321,342)	321,342
Tactical Allocation Fund	(146,482)	146,482
Absolute Return Allocation Fund	(2)	2
Multi-Asset Income Allocation Fund	(22)	22
Flexible Income Allocation Fund	(34)	34
Managed Futures Strategy Fund	(458,264)	458,264
Conservative Income Fund	187	(187)
Income Fund	2	(2)
Growth and Income Fund	—	—

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Losses are carried forward indefinitely and any corresponding loss character is retained. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses
	Short Term	Long Term	Utilized
Large Cap Core Fund	$1,584,575	$—	$(4,827,801)
Emerging Markets Fund	—	—	(479,613)
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	3,959,293	1,340,690	—
Core Fixed Income Fund	—	—	—
Growth Allocation Fund	—	—	(1,788,501)
Conservative Allocation Fund	—	—	(691,182)
Tactical Allocation Fund	—	—	—
Absolute Return Allocation Fund	—	2,985,570	(7,170,921)
Multi-Asset Income Allocation Fund	—	9,721,660	—
Flexible Income Allocation Fund	—	529,452	(8,745,275)
Managed Futures Strategy Fund	—	—	—
Conservative Income Fund	81,722	—	(18,665)
Income Fund	875,368	—	(1,014,069)
Growth and Income Fund	—	—	(1,178,671)

Additionally, at March 31, 2021, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss	Capital Loss
Large Cap Core Fund	$—	$—
Emerging Markets Fund	—	—
Small/Mid Cap Core Fund	—	—
World ex-US Fund	—	—
Core Fixed Income Fund	—	—
Growth Allocation Fund	—	—
Conservative Allocation Fund	—	—
Tactical Allocation Fund	—	—
Absolute Return Allocation Fund	—	—
Multi-Asset Income Allocation Fund	—	—
Flexible Income Allocation Fund	—	—
Managed Futures Strategy Fund	—	—
Conservative Income Fund	3,677	—
Income Fund	—	—
Growth and Income Fund	—	—

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

The character of distributions for tax purposes paid during the fiscal periods ended March 31, 2021 and March 31, 2020 are as follows:

	Year Ended March 31, 2021
	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Large Cap Core Fund	$2,201,345	$—
Emerging Markets Fund	177,627	—
Small/Mid Cap Core Fund	110,758	1,642,553
World ex-US Fund	2,716,002	—
Core Fixed Income Fund	4,964,515	636,513
Growth Allocation Fund	4,754,892	13,935,648
Conservative Allocation Fund	7,633,082	1,474,838
Tactical Allocation Fund	2,082,296	18,172,038
Absolute Return Allocation Fund	5,196,739	—
Multi-Asset Income Allocation Fund	3,193,649	—
Flexible Income Allocation Fund	4,975,241	—
Managed Futures Strategy Fund	—	6,730,017
Conservative Income Fund	33,188	—
Income Fund	628,224	—
Growth and Income Fund	795,837	—

	Year Ended March 31, 2020
	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Large Cap Core Fund	$460,107	$4,125,368
Emerging Markets Fund	1,489,554	—
Small/Mid Cap Core Fund	23,201	963,221
World ex-US Fund	2,542,292	—
Core Fixed Income Fund	1,893,282	—
Growth Allocation Fund	10,455,186	—
Conservative Allocation Fund	8,126,703	—
Tactical Allocation Fund	3,986,966	12,464,579
Absolute Return Allocation Fund	8,313,720	—
Multi-Asset Income Allocation Fund	3,881,432	40,325
Flexible Income Allocation Fund	2,894,134	—
Managed Futures Strategy Fund	2,629,756	4,547,812
Conservative Income Fund	81,578	—
Income Fund	589,175	688
Growth and Income Fund	394,397	—

At March 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund	World ex-US Fund	Core Fixed Income Fund
Cost of Portfolio	$376,038,202	$68,025,558	$59,127,968	$98,299,367	$232,668,829

Gross Unrealized Appreciation	$265,402,778	$36,979,681	$42,561,164	$42,762,947	$5,793,619
Gross Unrealized Depreciation	(5,168,714)	(3,261,683)	(2,395,715)	(3,407,861)	(2,970,910)

Net Unrealized Appreciation/(Depreciation)	260,234,064	33,717,998	40,165,449	39,355,086	2,822,709

Undistributed Ordinary Income	1,164,556	1,566,762	592,915	1,530,013	875,716
Undistributed Long-Term Cap Gains	—	1,736,546	5,603,577	—	1,079,581
Other Accumulated Gains/(Losses)	(1,584,669)	(382,827)	(12)	(5,299,983)	—

Total Distributable Earnings/(Loss)	259,813,951	36,638,479	46,361,929	35,585,116	4,778,006

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2021

	Growth Allocation Fund	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
Cost of Portfolio	$998,230,381	$524,828,112	$537,992,043	$238,825,598	$136,361,436

Gross Unrealized Appreciation	$365,674,278	$63,616,512	$46,266,232	$11,816,540	$21,010,850
Gross Unrealized Depreciation	(12,913,234)	(8,838,536)	(8,819,957)	(2,967,890)	(3,105,808)

Net Unrealized Appreciation/(Depreciation)	352,761,044	54,777,976	37,446,275	8,848,650	17,905,042

Undistributed Ordinary Income	—	1,940,801	7,601,535	766,493	521,135
Undistributed Long-Term Cap Gains	13,005,666	1,437,834	429,604	—	—
Other Accumulated Gains/(Losses)	(12,025)	(12,025)	(12,025)	(2,997,595)	(9,721,660)

Total Distributable Earnings/(Loss)	365,754,685	58,144,586	45,465,389	6,617,548	8,704,517

	Flexible Income Allocation Fund	Managed Futures Strategy Fund	Conservative Income Fund	Income Fund	Growth and Income Fund
Cost of Portfolio*	$328,896,765	$196,978,014	$16,390,082	$45,737,413	$83,375,631

Gross Unrealized Appreciation	$7,629,134	$833,120	$56,253	$731,941	$5,284,354
Gross Unrealized Depreciation	(1,654,480)	(94,084)	(2,085)	(612,058)	(882,311)

Net Unrealized Appreciation/(Depreciation)	5,974,654	739,036	54,168	119,883	4,402,043

Undistributed Ordinary Income	38,212	14,193,328	—	6,099	2,772,261
Undistributed Long-Term Cap Gains	—	5,162,651	—	—	5,699,153
Other Accumulated Gains/(Losses)	(529,452)	535,916	(85,399)	(875,368)	—

Total Distributable Earnings/(Loss)	5,483,414	20,630,931	(31,231)	(749,386)	12,873,457

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

*	Portfolio includes investments and derivative contracts

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION

September 30, 2021

Additional Information

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Funds designated the following percentages of dividends during the fiscal year ended March 31, 2021 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends received deduction % for corporate shareholders	% of dividends as qualified income
Large Cap Core Fund	100.00%	100.00%
Emerging Markets Fund	1.05%	65.09%
Small/Mid Cap Core Fund	90.81%	68.24%
World ex-US Fund	0.00%	100.00%
Core Fixed Income Fund	0.00%	0.00%
Growth Allocation Fund	85.03%	100.00%
Conservative Allocation Fund	22.25%	46.65%
Tactical Allocation Fund	0.00%	5.44%
Absolute Return Allocation Fund	0.00%	0.00%
Multi-Asset Income Allocation Fund	29.42%	52.20%
Flexible Income Allocation Fund	2.44%	2.65%
Managed Futures Strategy Fund	0.00%	0.00%
Conservative Income Fund	0.00%	0.00%
Income Fund	0.00%	0.00%
Growth and Income Fund	0.00%	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for each Fund were as follows (unaudited).

Dividends received deduction % for corporate shareholders
Large Cap Core Fund	0.00%
Emerging Markets Fund	4.84%
Small/Mid Cap Core Fund	100.00%
World ex-US Fund	0.00%
Core Fixed Income Fund	42.11%
Growth Allocation Fund	0.00%
Conservative Allocation Fund	0.00%
Tactical Allocation Fund	0.00%
Absolute Return Allocation Fund	0.00%
Multi-Asset Income Allocation Fund	0.00%
Flexible Income Allocation Fund	0.00%
Managed Futures Strategy Fund	0.00%
Conservative Income Fund	0.00%
Income Fund	0.00%
Growth and Income Fund	0.00%

2.	Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the period ended March 31, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Emerging Markets	$259,188	$0.0441	94.37%
World ex-US Fund	282,892	0.0214	97.43%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

September 30, 2021

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions
GPS Funds I and GPS Funds II

Independent Trustees

David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Lead Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	16	Trustee, Savos Investments Trust (2015-present); Director, New England Bancorp (2006-2016);

Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker- dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005).	16	Trustee, Savos Investments Trust (2015-present);

Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2007 for GPS Funds I and since 2013 for GPS Funds II)	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	16	Trustee, Savos Investments Trust (2015-present); Director, Blue Calypso, Inc. (2015-2019); Director, Cambria ETF Series Trust (2013-present); Director, Wells Fargo GAI Hedge Funds (2008-2019); Director, Merriman Holdings, Inc. (financial services) (2003-2016);
Interested Trustee

Carrie E. Hansen* Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Interested Trustee and Chairperson President	Indefinite Term since 2014 Renewed 1-Year Term since 2008	President, GPS Funds I (2007-present) and GPS Funds II (2011-present); President, Savos Investments Trust (“Savos”) (2008-present); Executive Vice President and Chief Operating Officer, AssetMark (2008-present); President, AssetMark Brokerage®, LLC (2013-present).	16	Trustee, Savos Investments Trust (2014-present); Director and Chairperson, AssetMark Trust Co. (2008-present); Director, AssetMark, Inc. (2013-present); Treasurer, Acalanes Booster Club (2017-2019); Director, Rheumatology Research Foundation (2021-present);

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

September 30, 2021

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers of the Trusts**

John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since 2013	Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (2013-present); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (September 2012-January 2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Vice President and Treasurer	Renewed 1-Year Term since 2014	Vice President and Treasurer, GPS Funds I, GPS Funds II, and Savos (May 2014-present); Director of Mutual Fund Operations and Finance, AssetMark (February 2016-present); Manager of Fund Administration, AssetMark (May 2014-February 2016); Senior Fund Administration Officer, AssetMark (2008-May 2014).

Christine Villas-Chernak Year of Birth: 1968 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Secretary	Renewed 1-Year Term since 2014	Secretary, GPS Funds I (2006-2013 and May 2014-present), GPS Funds II (2011-2013 and May 2014- present), Savos (2009-2010 and May 2014-present) Deputy Chief Compliance Officer, GPS Funds I (2009-present), GPS Funds II (2011-present) and GVIT (2009-2012); Senior Compliance Officer, AssetMark (2005-2009).

*	Ms. Hansen is a Trustee who is an “interested person” of the Trusts as defined in the 1940 Act because she is an officer of AssetMark or certain of its affiliates.
**	Each Officer of the Trusts serves at the pleasure of the Board.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809.

GuideMark® Funds

GuidePath® Funds

GUIDEMARK® FUNDS & GUIDEPATH® FUNDS

GuideMark® Large Cap Core Fund

GuideMark® Emerging Markets Fund

GuideMark® Small/Mid Cap Core Fund

GuideMark® World ex-US Fund

GuideMark® Core Fixed Income Fund

GuidePath® Growth Allocation Fund

GuidePath® Conservative Allocation Fund

GuidePath® Tactical Allocation Fund

GuidePath® Absolute Return Allocation Fund

GuidePath® Multi-Asset Income Allocation Fund

GuidePath® Flexible Income Allocation Fund

GuidePath® Managed Futures Strategy Fund

GuidePath® Conservative Income Fund

GuidePath® Income Fund

GuidePath® Growth and Income Fund

Investment Advisor

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water St.

Suite 830

Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

AssetMark Brokerage®, LLC

1655 Grant Street, 10th Floor

Concord, CA 94520

This document must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money.

Semi-Annual Report

September 30, 2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

1

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GPS Funds I

By (Signature and Title) /s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date 11/23/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date 11/23/21

By (Signature and Title) /s/ Patrick R. Young
Patrick R Young, Vice President/Treasurer

Date 11/23/21

3